UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments.

September 30, 2018 :: ProFund VP Asia 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.2%)
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	16,405	$2,702,887
Baidu, Inc.*ADR (Interactive Media & Services)	2,635	602,572
Beigene, Ltd.*ADR (Biotechnology)	5,950	1,024,709
BHP Billiton PLCADR (Metals & Mining)	30,685	1,349,527
BHP Billiton, Ltd.ADR (Metals & Mining)	26,775	1,334,466
Cheetah Mobile, Inc.*ADR (Software)	47,600	467,908
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	22,100	1,081,353
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	7,225	1,427,227
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	15,300	568,701
Dr. Reddy’s Laboratories, Ltd.ADR (Pharmaceuticals)	16,575	573,495
HDFC Bank, Ltd.ADR (Banks)	11,645	1,095,794
Himax Technologies, Inc.ADR (Semiconductors & Semiconductor Equipment)	44,965	264,394
Huazhu Group, Ltd.ADR (Hotels, Restaurants & Leisure)	20,400	658,920
ICICI Bank, Ltd.ADR (Banks)	79,730	676,907
Infosys Technologies, Ltd.ADR (IT Services)	101,150	1,028,696
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	9,520	248,377
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	22,185	238,932
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	44,115	382,477
Melco Crown Entertainment, Ltd.ADR (Hotels, Restaurants & Leisure)	24,480	517,752
Momo, Inc.*ADR (Interactive Media & Services)	23,800	1,042,439
Netease.com, Inc.ADR (Entertainment)	2,635	601,439
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	7,055	522,141
POSCOADR (Metals & Mining)	9,350	617,100
Silicon Motion TechnologyADR (Semiconductors & Semiconductor Equipment)	10,200	547,740
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	51,765	2,285,943
TAL Education Group*ADR (Diversified Consumer Services)	21,675	557,264
Tata Motors, Ltd.*ADR (Automobiles)	21,760	334,234
Westpac Banking Corp.ADR (Banks)	47,345	947,373
Yirendai, Ltd.ADR (Consumer Finance)	14,960	275,264
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	38,675	640,845
TOTAL COMMON STOCKS (Cost $12,515,788)		24,616,876

	Principal Amount	Value
Repurchase Agreement(a)(NM)
Repurchase Agreement with UMB Financial Corp., rate 2.17%dated 9/28/18, due 10/1/18, total to be received $1,000	$1,000	$1,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,000)		1,000

TOTAL INVESTMENT SECURITIES (Cost $12,516,788) - 100.2%		24,617,876
Net other assets (liabilities) - (0.2)%		(54,363)

NET ASSETS - 100.0%		$24,563,513

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                   Not meaningful, amount is less than 0.05%.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Asia 30 invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Air Freight & Logistics	$640,845	2.6%
Automobiles	334,234	1.4%
Banks	2,720,074	11.1%
Biotechnology	1,024,709	4.2%
Consumer Finance	275,264	1.1%
Diversified Consumer Services	1,079,405	4.4%
Electronic Equipment, Instruments & Components	382,477	1.6%
Entertainment	601,439	2.4%
Hotels, Restaurants & Leisure	1,176,672	4.8%
Interactive Media & Services	1,645,011	6.7%
Internet & Direct Marketing Retail	3,519,965	14.3%
IT Services	1,028,696	4.2%
Metals & Mining	3,301,093	13.4%
Oil, Gas & Consumable Fuels	1,427,227	5.8%
Pharmaceuticals	573,495	2.3%
Semiconductors & Semiconductor Equipment	3,337,009	13.6%
Software	467,908	1.9%
Wireless Telecommunication Services	1,081,353	4.4%
Other**	(53,363)	(0.2)%
Total	$24,563,513	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of September 30, 2018:

	Value	% of Net Assets
Australia	$3,631,366	14.8%
China	11,579,625	47.1%
Hong Kong	1,599,105	6.5%
India	3,709,126	15.1%
South Korea	999,577	4.1%
Taiwan	3,098,077	12.6%
Other**	(53,363)	(0.2)%
Total	$24,563,513	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Banks ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (77.4%)
Associated Banc-Corp. (Banks)	772	$20,072
BancorpSouth Bank (Banks)	408	13,342
Bank of America Corp. (Banks)	41,350	1,218,170
Bank of Hawaii Corp. (Banks)	187	14,756
Bank OZK (Banks)	532	20,195
BankUnited, Inc. (Banks)	443	15,682
BB&T Corp. (Banks)	3,421	166,055
BOK Financial Corp. (Banks)	184	17,900
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	632	8,052
Cathay General Bancorp, Inc. (Banks)	335	13,882
Chemical Financial Corp. (Banks)	302	16,127
CIT Group, Inc. (Banks)	488	25,186
Citigroup, Inc. (Banks)	11,210	804,205
Citizens Financial Group, Inc. (Banks)	2,138	82,463
Comerica, Inc. (Banks)	768	69,274
Commerce Bancshares, Inc. (Banks)	437	28,851
Cullen/Frost Bankers, Inc. (Banks)	259	27,050
East West Bancorp, Inc. (Banks)	670	40,448
F.N.B. Corp. (Banks)	1,430	18,190
Fifth Third Bancorp (Banks)	2,962	82,699
First Citizens BancShares, Inc. - Class A (Banks)	52	23,519
First Financial Bankshares, Inc. (Banks)	281	16,607
First Hawaiian, Inc. (Banks)	411	11,163
First Horizon National Corp. (Banks)	1,435	24,761
First Republic Bank (Banks)	713	68,448
Fulton Financial Corp. (Banks)	794	13,220
Glacier Bancorp, Inc. (Banks)	377	16,245
Hancock Holding Co. (Banks)	382	18,164
Home BancShares, Inc. (Banks)	707	15,483
Huntington Bancshares, Inc. (Banks)	4,936	73,645
IBERIABANK Corp. (Banks)	267	21,720
International Bancshares Corp. (Banks)	261	11,745
Investors Bancorp, Inc. (Banks)	1,079	13,239
JPMorgan Chase & Co. (Banks)	14,978	1,690,117
KeyCorp (Banks)	4,691	93,304
M&T Bank Corp. (Banks)	663	109,090
MB Financial, Inc. (Banks)	375	17,291
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,168	22,481
PacWest Bancorp (Banks)	541	25,779
People’s United Financial, Inc. (Banks)	1,571	26,896
Pinnacle Financial Partners, Inc. (Banks)	313	18,827
PNC Financial Services Group, Inc. (Banks)	2,072	282,186
Popular, Inc. (Banks)	479	24,549
Prosperity Bancshares, Inc. (Banks)	273	18,933
Regions Financial Corp. (Banks)	4,926	90,392
Signature Bank (Banks)	264	30,318
Sterling Bancorp (Banks)	1,024	22,528
SunTrust Banks, Inc. (Banks)	2,051	136,986
SVB Financial Group* (Banks)	251	78,018
Synovus Financial Corp. (Banks)	512	23,444
TCF Financial Corp. (Banks)	747	17,786
Texas Capital Bancshares, Inc.* (Banks)	234	19,340
TFS Financial Corp. (Thrifts & Mortgage Finance)	252	3,783
Trustmark Corp. (Banks)	281	9,456
U.S. Bancorp (Banks)	6,795	358,844
UMB Financial Corp. (Banks)	205	14,535
Umpqua Holdings Corp. (Banks)	994	20,675
United Bankshares, Inc. (Banks)	488	17,739
Valley National Bancorp (Banks)	1,471	16,549
Washington Federal, Inc. (Thrifts & Mortgage Finance)	372	11,904
Webster Financial Corp. (Banks)	421	24,822
Wells Fargo & Co. (Banks)	19,273	1,012,988
Western Alliance Bancorp* (Banks)	451	25,657
Wintrust Financial Corp. (Banks)	269	22,849
Zions Bancorp (Banks)	847	42,477
TOTAL COMMON STOCKS (Cost $2,747,068)		7,361,101

	Principal Amount	Value
Repurchase Agreements(a) (0.1%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $5,001	$5,000	$5,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,000)		5,000
TOTAL INVESTMENT SECURITIES (Cost $2,752,068) - 77.5%		7,366,101
Net other assets (liabilities) - 22.5%		2,145,513

NET ASSETS - 100.0%		$9,511,614

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements - Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	10/23/18	2.70%	$2,149,742	$(258)

(1)                   Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Banks invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Banks	$7,314,881	76.9%
Thrifts & Mortgage Finance	46,220	0.5%
Other**	2,150,513	22.6%
Total	$9,511,614	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Basic Materials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.7%)
Air Products & Chemicals, Inc. (Chemicals)	5,759	$962,041
Albemarle Corp. (Chemicals)	2,849	284,273
Alcoa Corp.* (Metals & Mining)	4,896	197,798
Allegheny Technologies, Inc.* (Metals & Mining)	3,301	97,545
Ashland Global Holdings, Inc. (Chemicals)	1,638	137,363
Axalta Coating Systems, Ltd.* (Chemicals)	5,622	163,938
Cabot Corp. (Chemicals)	1,615	101,293
Carpenter Technology Corp. (Metals & Mining)	1,243	73,275
Celanese Corp. — Series A (Chemicals)	3,544	404,016
CF Industries Holdings, Inc. (Chemicals)	6,133	333,881
Commercial Metals Co. (Metals & Mining)	3,074	63,078
Compass Minerals International, Inc. (Metals & Mining)	889	59,741
Domtar Corp. (Paper & Forest Products)	1,650	86,081
DowDuPont, Inc. (Chemicals)	60,594	3,896,799
Eastman Chemical Co. (Chemicals)	3,711	355,217
Ecolab, Inc. (Chemicals)	6,676	1,046,663
FMC Corp. (Chemicals)	3,536	308,268
Freeport-McMoRan, Inc. (Metals & Mining)	38,051	529,670
GCP Applied Technologies, Inc.* (Chemicals)	1,897	50,365
H.B. Fuller Co. (Chemicals)	1,329	68,669
Huntsman Corp. (Chemicals)	5,644	153,686
Ingevity Corp.* (Chemicals)	1,104	112,476
International Flavors & Fragrances, Inc. (Chemicals)	2,409	335,140
KapStone Paper & Packaging Corp. (Paper & Forest Products)	2,340	79,349
LyondellBasell Industries N.V. - Class A (Chemicals)	8,385	859,546
Minerals Technologies, Inc. (Chemicals)	926	62,598
NewMarket Corp. (Chemicals)	234	94,889
Newmont Mining Corp. (Metals & Mining)	14,007	423,011
Nucor Corp. (Metals & Mining)	8,306	527,016
Olin Corp. (Chemicals)	4,387	112,658
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	2,174	77,481
Platform Specialty Products Corp.* (Chemicals)	6,133	76,479
PolyOne Corp. (Chemicals)	2,098	91,725
PPG Industries, Inc. (Chemicals)	6,357	693,739
Praxair, Inc. (Chemicals)	7,552	1,213,833
Reliance Steel & Aluminum Co. (Metals & Mining)	1,902	162,222
Royal Gold, Inc. (Metals & Mining)	1,721	132,620
RPM International, Inc. (Chemicals)	3,505	227,615
Sensient Technologies Corp. (Chemicals)	1,110	84,926
Steel Dynamics, Inc. (Metals & Mining)	6,167	278,687
The Chemours Co. (Chemicals)	4,644	183,159
The Mosaic Co. (Chemicals)	9,313	302,486
The Scotts Miracle-Gro Co. - Class A (Chemicals)	1,035	81,486
Trinseo SA (Chemicals)	1,119	87,618
United States Steel Corp. (Metals & Mining)	4,654	141,854
Valvoline, Inc. (Chemicals)	5,011	107,787
W.R. Grace & Co. (Chemicals)	1,766	126,198
Westlake Chemical Corp. (Chemicals)	952	79,121
Worthington Industries, Inc. (Metals & Mining)	1,062	46,048
TOTAL COMMON STOCKS (Cost $6,889,567)		16,175,427

TOTAL INVESTMENT SECURITIES (Cost $6,889,567) - 100.7%		16,175,427
Net other assets (liabilities) - (0.7)%		(115,826)

NET ASSETS - 100.0%		$16,059,601

*                           Non-income producing security.

See accompanying notes to schedules of portfolio investments.

ProFund VP Basic Materials invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Chemicals	$13,199,951	82.2%
Metals & Mining	2,732,565	17.0%
Oil, Gas & Consumable Fuels	77,481	0.5%
Paper & Forest Products	165,430	1.0%
Other**	(115,826)	(0.7)%
Total	$16,059,601	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Bear ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (98.9%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 6/29/18, due 10/1/18, total to be received $3,479,612	$3,479,000	$3,479,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,479,000)		3,479,000

TOTAL INVESTMENT SECURITIES (Cost $3,479,000) - 98.9%		3,479,000
Net other assets (liabilities) - 1.1%		38,444

NET ASSETS - 100.0%		$3,517,444

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2018, the aggregate amount held in a segregated account was $428,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	6	12/24/18	$(875,700)	$(7,675)

Total Return Swap Agreements - Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	10/29/18	(2.55)%	$(1,159,091)	$38
S&P 500	UBS AG	10/29/18	(2.35)%	(1,476,589)	44
				$(2,635,680)	$82

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain(loss).

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Biotechnology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (85.8%)
AbbVie, Inc. (Biotechnology)	97,909	$9,260,234
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	6,317	131,141
Agilent Technologies, Inc. (Life Sciences Tools & Services)	20,607	1,453,618
Agios Pharmaceuticals, Inc.* (Biotechnology)	3,255	251,026
Alexion Pharmaceuticals, Inc.* (Biotechnology)	14,410	2,003,134
Alkermes PLC* (Biotechnology)	10,028	425,588
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	5,785	506,303
Amgen, Inc. (Biotechnology)	41,851	8,675,294
Biogen, Inc.* (Biotechnology)	13,022	4,600,803
BioMarin Pharmaceutical, Inc.* (Biotechnology)	11,482	1,113,410
Bio-Techne Corp. (Life Sciences Tools & Services)	2,425	494,967
Bluebird Bio, Inc.* (Biotechnology)	3,501	511,146
Celgene Corp.* (Biotechnology)	45,498	4,071,616
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	3,104	417,612
Clovis Oncology, Inc.* (Biotechnology)	3,420	100,445
Exact Sciences Corp.* (Biotechnology)	7,930	625,836
Exelixis, Inc.* (Biotechnology)	19,270	341,464
FibroGen, Inc.* (Biotechnology)	4,851	294,698
Gilead Sciences, Inc. (Biotechnology)	83,838	6,473,132
Illumina, Inc.* (Life Sciences Tools & Services)	9,499	3,486,703
Immunomedics, Inc.* (Biotechnology)	10,499	218,694
Incyte Corp.* (Biotechnology)	11,396	787,236
Intercept Pharmaceuticals, Inc.* (Biotechnology)	1,423	179,810
Intrexon Corp.* (Biotechnology)	4,595	79,126
Ionis Pharmaceuticals, Inc.* (Biotechnology)	8,864	457,205
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	10,474	1,358,897
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	1,365	374,679
Loxo Oncology, Inc.* (Biotechnology)	1,822	311,252
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	1,642	999,945
Myriad Genetics, Inc.* (Biotechnology)	4,571	210,266
Nektar Therapeutics* (Pharmaceuticals)	11,161	680,375
Neurocrine Biosciences, Inc.* (Biotechnology)	5,851	719,380
OPKO Health, Inc.* (Biotechnology)	23,507	81,334
Portola Pharmaceuticals, Inc.* (Biotechnology)	4,271	113,737
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	3,754	413,653
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,002	2,021,008
Sage Therapeutics, Inc.* (Biotechnology)	3,033	428,411
Sarepta Therapeutics, Inc.* (Biotechnology)	4,030	650,885
Seattle Genetics, Inc.* (Biotechnology)	6,890	531,357
Syneos Health, Inc.* (Life Sciences Tools & Services)	3,931	202,643
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	3,039	231,997
United Therapeutics Corp.* (Biotechnology)	2,832	362,156
Vertex Pharmaceuticals, Inc.* (Biotechnology)	16,520	3,184,065
TOTAL COMMON STOCKS (Cost $22,510,066)		59,836,281

	Principal Amount	Value
Repurchase Agreements(a) (0.5%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $332,058	$332,000	$332,000
TOTAL REPURCHASE AGREEMENTS (Cost $332,000)		332,000

TOTAL INVESTMENT SECURITIES (Cost $22,842,066) - 86.3%		60,168,281
Net other assets (liabilities) - 13.7%		9,575,151

NET ASSETS - 100.0%		$69,743,432

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements - Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	10/23/18	2.70%	$9,998,800	$(1,200)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Biotechnology invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Biotechnology	$50,327,868	72.1%
Life Sciences Tools & Services	8,828,038	12.7%
Pharmaceuticals	680,375	1.0%
Other**	9,907,151	14.2%
Total	$69,743,432	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Bull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (67.3%)
3M Co. (Industrial Conglomerates)	1,200	$252,852
A.O. Smith Corp. (Building Products)	300	16,011
Abbott Laboratories (Health Care Equipment & Supplies)	3,600	264,095
AbbVie, Inc. (Biotechnology)	3,100	293,197
ABIOMED, Inc.* (Health Care Equipment & Supplies)	100	44,975
Accenture PLC - Class A (IT Services)	1,325	225,514
Activision Blizzard, Inc. (Entertainment)	1,575	131,024
Adobe Systems, Inc.* (Software)	1,000	269,949
Advance Auto Parts, Inc. (Specialty Retail)	150	25,250
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,775	54,830
Aetna, Inc. (Health Care Providers & Services)	675	136,924
Affiliated Managers Group, Inc. (Capital Markets)	100	13,672
Aflac, Inc. (Insurance)	1,575	74,135
Agilent Technologies, Inc. (Life Sciences Tools & Services)	650	45,851
Air Products & Chemicals, Inc. (Chemicals)	450	75,173
Akamai Technologies, Inc.* (IT Services)	350	25,603
Alaska Air Group, Inc. (Airlines)	250	17,215
Albemarle Corp. (Chemicals)	225	22,451
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	225	28,303
Alexion Pharmaceuticals, Inc.* (Biotechnology)	450	62,555
Align Technology, Inc.* (Health Care Equipment & Supplies)	150	58,683
Allegion PLC (Building Products)	200	18,114
Allergan PLC (Pharmaceuticals)	650	123,812
Alliance Data Systems Corp. (IT Services)	100	23,616
Alliant Energy Corp. (Electric Utilities)	475	20,221
Alphabet, Inc.* - Class A (Interactive Media & Services)	625	754,425
Alphabet, Inc.* - Class C (Interactive Media & Services)	625	745,919
Altria Group, Inc. (Tobacco)	3,875	233,701
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	850	1,702,549
Ameren Corp. (Multi-Utilities)	500	31,610
American Airlines Group, Inc. (Airlines)	850	35,131
American Electric Power Co., Inc. (Electric Utilities)	1,025	72,652
American Express Co. (Consumer Finance)	1,450	154,410
American International Group, Inc. (Insurance)	1,825	97,163
American Tower Corp. (Equity Real Estate Investment Trusts)	900	130,769
American Water Works Co., Inc. (Water Utilities)	375	32,989
Ameriprise Financial, Inc. (Capital Markets)	300	44,298
AmerisourceBergen Corp. (Health Care Providers & Services)	325	29,972
AMETEK, Inc. (Electrical Equipment)	475	37,582
Amgen, Inc. (Biotechnology)	1,325	274,658
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	625	58,763
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,050	70,781
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	775	71,657
ANSYS, Inc.* (Software)	175	32,669
Anthem, Inc. (Health Care Providers & Services)	525	143,876
Aon PLC (Insurance)	500	76,890
Apache Corp. (Oil, Gas & Consumable Fuels)	775	36,944
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	325	14,342
Apple, Inc. (Technology Hardware, Storage & Peripherals)	9,425	2,127,599
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,025	78,266
Aptiv PLC (Auto Components)	550	46,145
Archer-Daniels-Midland Co. (Food Products)	1,150	57,811
Arconic, Inc. (Aerospace & Defense)	875	19,259
Arista Networks, Inc.* (Communications Equipment)	100	26,586
Arthur J. Gallagher & Co. (Insurance)	375	27,915
Assurant, Inc. (Insurance)	100	10,795
AT&T, Inc. (Diversified Telecommunication Services)	14,925	501,182
Autodesk, Inc.* (Software)	450	70,250
Automatic Data Processing, Inc. (IT Services)	900	135,594
AutoZone, Inc.* (Specialty Retail)	50	38,785
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	275	49,816
Avery Dennison Corp. (Containers & Packaging)	175	18,961
Baker Hughes, Inc. - Class A (Energy Equipment & Services)	850	28,756
Ball Corp. (Containers & Packaging)	700	30,793
Bank of America Corp. (Banks)	19,100	562,685
Baxter International, Inc. (Health Care Equipment & Supplies)	1,025	79,017
BB&T Corp. (Banks)	1,600	77,664
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	550	143,550
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	4,000	856,440
Best Buy Co., Inc. (Specialty Retail)	500	39,680
Biogen, Inc.* (Biotechnology)	425	150,157
BlackRock, Inc. - Class A (Capital Markets)	250	117,833
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	100	198,400
BorgWarner, Inc. (Auto Components)	425	18,182
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	325	40,004
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,850	109,725

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Brighthouse Financial, Inc.* (Insurance)	250	$11,060
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,350	207,968
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	875	215,889
Broadridge Financial Solutions, Inc. (IT Services)	250	32,988
Brown-Forman Corp. - Class B (Beverages)	350	17,693
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	275	26,928
CA, Inc. (Software)	650	28,698
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	900	20,268
Cadence Design Systems, Inc.* (Software)	575	26,059
Campbell Soup Co. (Food Products)	400	14,652
Capital One Financial Corp. (Consumer Finance)	975	92,557
Cardinal Health, Inc. (Health Care Providers & Services)	625	33,750
CarMax, Inc.* (Specialty Retail)	375	28,001
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	825	52,610
Caterpillar, Inc. (Machinery)	1,225	186,799
CBOE Holdings, Inc. (Capital Markets)	225	21,591
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	650	28,665
CBS Corp. - Class B (Media)	700	40,215
Celgene Corp.* (Biotechnology)	1,450	129,761
Centene Corp.* (Health Care Providers & Services)	425	61,532
CenterPoint Energy, Inc. (Multi-Utilities)	875	24,194
CenturyLink, Inc. (Diversified Telecommunication Services)	1,950	41,340
Cerner Corp.* (Health Care Technology)	675	43,477
CF Industries Holdings, Inc. (Chemicals)	475	25,859
Charter Communications, Inc.* - Class A (Media)	375	122,205
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,950	483,005
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	50	22,726
Chubb, Ltd. (Insurance)	950	126,957
Church & Dwight Co., Inc. (Household Products)	500	29,685
Cigna Corp. (Health Care Providers & Services)	500	104,125
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	200	18,588
Cincinnati Financial Corp. (Insurance)	300	23,043
Cintas Corp. (Commercial Services & Supplies)	175	34,617
Cisco Systems, Inc. (Communications Equipment)	9,400	457,309
Citigroup, Inc. (Banks)	5,175	371,255
Citizens Financial Group, Inc. (Banks)	975	37,606
Citrix Systems, Inc.* (Software)	275	30,569
CME Group, Inc. (Capital Markets)	700	119,147
CMS Energy Corp. (Multi-Utilities)	575	28,175
Cognizant Technology Solutions Corp. (IT Services)	1,200	92,580
Colgate-Palmolive Co. (Household Products)	1,775	118,836
Comcast Corp. - Class A (Media)	9,400	332,854
Comerica, Inc. (Banks)	350	31,570
ConAgra Foods, Inc. (Food Products)	800	27,176
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	400	61,100
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,400	185,759
Consolidated Edison, Inc. (Multi-Utilities)	650	49,524
Constellation Brands, Inc. - Class A (Beverages)	350	75,467
Copart, Inc.* (Commercial Services & Supplies)	425	21,900
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,675	59,128
Costco Wholesale Corp. (Food & Staples Retailing)	900	211,392
Coty, Inc. (Personal Products)	925	11,618
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	850	94,630
CSX Corp. (Road & Rail)	1,675	124,034
Cummins, Inc. (Machinery)	300	43,821
CVS Health Corp. (Health Care Providers & Services)	2,100	165,311
D.R. Horton, Inc. (Household Durables)	700	29,526
Danaher Corp. (Health Care Equipment & Supplies)	1,275	138,542
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	250	27,798
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	250	17,908
Deere & Co. (Machinery)	650	97,715
Delta Air Lines, Inc. (Airlines)	1,300	75,178
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	450	16,983
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,050	41,937
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	425	47,804
Discover Financial Services (Consumer Finance)	700	53,515
Discovery Communications, Inc.* - Class A (Media)	325	10,400
Discovery Communications, Inc.* - Class C (Media)	750	22,185
Dish Network Corp.* - Class A (Media)	475	16,986
Dollar General Corp. (Multiline Retail)	550	60,115
Dollar Tree, Inc.* (Multiline Retail)	500	40,775
Dominion Resources, Inc. (Multi-Utilities)	1,350	94,877
Dover Corp. (Machinery)	300	26,559
DowDuPont, Inc. (Chemicals)	4,750	305,472
DTE Energy Co. (Multi-Utilities)	375	40,924
Duke Energy Corp. (Electric Utilities)	1,475	118,029
Duke Realty Corp. (Equity Real Estate Investment Trusts)	725	20,568
DXC Technology Co. (IT Services)	575	53,774
E*TRADE Financial Corp.* (Capital Markets)	525	27,505
Eastman Chemical Co. (Chemicals)	300	28,716
Eaton Corp. PLC (Electrical Equipment)	900	78,057
eBay, Inc.* (Internet & Direct Marketing Retail)	1,900	62,738

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ecolab, Inc. (Chemicals)	525	$82,309
Edison International (Electric Utilities)	675	45,684
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	425	73,993
Electronic Arts, Inc.* (Entertainment)	625	75,306
Eli Lilly & Co. (Pharmaceuticals)	1,975	211,937
Emerson Electric Co. (Electrical Equipment)	1,300	99,554
Entergy Corp. (Electric Utilities)	375	30,424
Envision Healthcare Corp.* (Health Care Providers & Services)	250	11,433
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,200	153,084
EQT Corp. (Oil, Gas & Consumable Fuels)	550	24,327
Equifax, Inc. (Professional Services)	250	32,643
Equinix, Inc. (Equity Real Estate Investment Trusts)	175	75,755
Equity Residential (Equity Real Estate Investment Trusts)	750	49,695
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	125	30,839
Everest Re Group, Ltd. (Insurance)	75	17,135
Evergy, Inc. (Electric Utilities)	550	30,206
Eversource Energy (Electric Utilities)	650	39,936
Exelon Corp. (Electric Utilities)	1,975	86,229
Expedia, Inc. (Internet & Direct Marketing Retail)	250	32,620
Expeditors International of Washington, Inc. (Air Freight & Logistics)	350	25,736
Express Scripts Holding Co.* (Health Care Providers & Services)	1,150	109,262
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	250	21,660
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	8,700	739,673
F5 Networks, Inc.* (Communications Equipment)	125	24,928
Facebook, Inc.* - Class A (Interactive Media & Services)	4,950	814,076
Fastenal Co. (Trading Companies & Distributors)	600	34,812
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	150	18,971
FedEx Corp. (Air Freight & Logistics)	500	120,395
Fidelity National Information Services, Inc. (IT Services)	675	73,622
Fifth Third Bancorp (Banks)	1,375	38,390
First Horizon National Corp. (Banks)	1	10
FirstEnergy Corp. (Electric Utilities)	1,000	37,170
Fiserv, Inc.* (IT Services)	825	67,964
FleetCor Technologies, Inc.* (IT Services)	175	39,872
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	275	16,904
Flowserve Corp. (Machinery)	275	15,040
Fluor Corp. (Construction & Engineering)	300	17,430
FMC Corp. (Chemicals)	275	23,975
Foot Locker, Inc. (Specialty Retail)	250	12,745
Ford Motor Co. (Automobiles)	8,050	74,463
Fortive Corp. (Machinery)	625	52,625
Fortune Brands Home & Security, Inc. (Building Products)	300	15,708
Franklin Resources, Inc. (Capital Markets)	625	19,006
Freeport-McMoRan, Inc. (Metals & Mining)	2,975	41,412
Garmin, Ltd. (Household Durables)	250	17,513
Gartner, Inc.* (IT Services)	175	27,738
General Dynamics Corp. (Aerospace & Defense)	575	117,714
General Electric Co. (Industrial Conglomerates)	17,850	201,527
General Mills, Inc. (Food Products)	1,225	52,577
General Motors Co. (Automobiles)	2,700	90,909
Genuine Parts Co. (Distributors)	300	29,820
Gilead Sciences, Inc. (Biotechnology)	2,675	206,537
Global Payments, Inc. (IT Services)	325	41,405
H & R Block, Inc. (Diversified Consumer Services)	425	10,944
Halliburton Co. (Energy Equipment & Services)	1,800	72,954
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	750	13,823
Harley-Davidson, Inc. (Automobiles)	350	15,855
Harris Corp. (Aerospace & Defense)	250	42,303
Hartford Financial Services Group, Inc. (Insurance)	725	36,221
Hasbro, Inc. (Leisure Products)	250	26,280
HCA Holdings, Inc. (Health Care Providers & Services)	550	76,516
HCP, Inc. (Equity Real Estate Investment Trusts)	975	25,662
Helmerich & Payne, Inc. (Energy Equipment & Services)	225	15,473
Henry Schein, Inc.* (Health Care Providers & Services)	325	27,635
Hess Corp. (Oil, Gas & Consumable Fuels)	525	37,580
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,025	49,338
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	625	50,488
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	325	22,718
Hologic, Inc.* (Health Care Equipment & Supplies)	550	22,539
Honeywell International, Inc. (Industrial Conglomerates)	1,525	253,760
Hormel Foods Corp. (Food Products)	550	21,670
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,525	32,178
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,250	83,753
Humana, Inc. (Health Care Providers & Services)	275	93,093
Huntington Bancshares, Inc. (Banks)	2,275	33,943
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	100	25,608
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	175	43,691
IHS Markit, Ltd.* (Professional Services)	725	39,121
Illinois Tool Works, Inc. (Machinery)	625	88,200
Illumina, Inc.* (Life Sciences Tools & Services)	300	110,118
Incyte Corp.* (Biotechnology)	375	25,905
Ingersoll-Rand PLC (Machinery)	500	51,150

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Intel Corp. (Semiconductors & Semiconductor Equipment)	9,475	$448,072
Intercontinental Exchange, Inc. (Capital Markets)	1,175	87,996
International Business Machines Corp. (IT Services)	1,875	283,518
International Flavors & Fragrances, Inc. (Chemicals)	150	20,868
International Paper Co. (Containers & Packaging)	850	41,778
Intuit, Inc. (Software)	525	119,385
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	225	129,150
Invesco, Ltd. (Capital Markets)	850	19,448
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	75	11,705
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	325	42,166
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	600	20,712
J.B. Hunt Transport Services, Inc. (Road & Rail)	175	20,815
Jacobs Engineering Group, Inc. (Construction & Engineering)	250	19,125
Jefferies Financial Group, Inc. (Diversified Financial Services)	600	13,176
Johnson & Johnson (Pharmaceuticals)	5,525	763,388
Johnson Controls International PLC (Building Products)	1,900	66,500
JPMorgan Chase & Co. (Banks)	6,900	778,595
Juniper Networks, Inc. (Communications Equipment)	700	20,979
Kansas City Southern Industries, Inc. (Road & Rail)	200	22,656
Kellogg Co. (Food Products)	525	36,761
KeyCorp (Banks)	2,150	42,764
Kimberly-Clark Corp. (Household Products)	725	82,389
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	875	14,648
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,900	69,147
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	325	33,056
Kohl’s Corp. (Multiline Retail)	350	26,093
L Brands, Inc. (Specialty Retail)	475	14,393
L3 Technologies, Inc. (Aerospace & Defense)	150	31,893
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	200	34,736
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	325	49,303
Leggett & Platt, Inc. (Household Durables)	275	12,042
Lennar Corp. - Class A (Household Durables)	600	28,014
Lincoln National Corp. (Insurance)	450	30,447
LKQ Corp.* (Distributors)	650	20,586
Lockheed Martin Corp. (Aerospace & Defense)	500	172,979
Loews Corp. (Insurance)	575	28,882
Lowe’s Cos., Inc. (Specialty Retail)	1,675	192,323
LyondellBasell Industries N.V. - Class A (Chemicals)	650	66,632
M&T Bank Corp. (Banks)	300	49,362
Macy’s, Inc. (Multiline Retail)	625	21,706
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,750	40,740
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,375	109,959
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	601	79,328
Marsh & McLennan Cos., Inc. (Insurance)	1,050	86,856
Martin Marietta Materials, Inc. (Construction Materials)	125	22,744
Masco Corp. (Building Products)	625	22,875
MasterCard, Inc. - Class A (IT Services)	1,875	417,393
Mattel, Inc.* (Leisure Products)	700	10,990
McCormick & Co., Inc. (Food Products)	250	32,938
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,600	267,663
McKesson Corp. (Health Care Providers & Services)	400	53,060
Medtronic PLC (Health Care Equipment & Supplies)	2,775	272,976
Merck & Co., Inc. (Pharmaceuticals)	5,475	388,397
MetLife, Inc. (Insurance)	2,050	95,776
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	50	30,449
MGM Resorts International (Hotels, Restaurants & Leisure)	1,050	29,306
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	300	20,568
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	475	37,482
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,375	107,421
Microsoft Corp. (Software)	15,750	1,801,327
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	225	22,541
Mohawk Industries, Inc.* (Household Durables)	125	21,919
Molson Coors Brewing Co. - Class B (Beverages)	375	23,063
Mondelez International, Inc. - Class A (Food Products)	3,025	129,953
Monster Beverage Corp.* (Beverages)	825	48,081
Moody’s Corp. (Capital Markets)	350	58,520
Morgan Stanley (Capital Markets)	2,725	126,902
Motorola Solutions, Inc. (Communications Equipment)	325	42,296
MSCI, Inc. - Class A (Capital Markets)	175	31,047
Mylan N.V.* (Pharmaceuticals)	1,050	38,430
National Oilwell Varco, Inc. (Energy Equipment & Services)	775	33,387
Nektar Therapeutics* (Pharmaceuticals)	350	21,336
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	525	45,092
Netflix, Inc.* (Entertainment)	900	336,717
Newell Rubbermaid, Inc. (Household Durables)	900	18,270
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	400	11,532
Newmont Mining Corp. (Metals & Mining)	1,100	33,220
News Corp. - Class A (Media)	800	10,552
News Corp. - Class B (Media)	250	3,400

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NextEra Energy, Inc. (Electric Utilities)	975	$163,409
Nielsen Holdings PLC (Professional Services)	725	20,054
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,625	222,389
NiSource, Inc. (Multi-Utilities)	750	18,690
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	1,000	31,190
Nordstrom, Inc. (Multiline Retail)	225	13,457
Norfolk Southern Corp. (Road & Rail)	575	103,788
Northern Trust Corp. (Capital Markets)	450	45,959
Northrop Grumman Corp. (Aerospace & Defense)	350	111,080
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	425	24,408
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	625	23,375
Nucor Corp. (Metals & Mining)	650	41,243
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,250	351,275
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,575	129,418
Omnicom Group, Inc. (Media)	450	30,609
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	850	57,622
Oracle Corp. (Software)	5,800	299,047
O’Reilly Automotive, Inc.* (Specialty Retail)	175	60,781
PACCAR, Inc. (Machinery)	725	49,438
Packaging Corp. of America (Containers & Packaging)	200	21,938
Parker-Hannifin Corp. (Machinery)	275	50,581
Paychex, Inc. (IT Services)	650	47,873
PayPal Holdings, Inc.* (IT Services)	2,425	213,012
Pentair PLC (Machinery)	325	14,089
People’s United Financial, Inc. (Banks)	725	12,412
PepsiCo, Inc. (Beverages)	2,900	324,220
PerkinElmer, Inc. (Life Sciences Tools & Services)	225	21,886
Perrigo Co. PLC (Pharmaceuticals)	250	17,700
Pfizer, Inc. (Pharmaceuticals)	12,050	531,044
PG&E Corp.* (Electric Utilities)	1,075	49,461
Philip Morris International, Inc. (Tobacco)	3,200	260,928
Phillips 66 (Oil, Gas & Consumable Fuels)	875	98,630
Pinnacle West Capital Corp. (Electric Utilities)	225	17,816
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	350	60,967
PNC Financial Services Group, Inc. (Banks)	950	129,381
PPG Industries, Inc. (Chemicals)	500	54,565
PPL Corp. (Electric Utilities)	1,450	42,427
Praxair, Inc. (Chemicals)	600	96,437
Principal Financial Group, Inc. (Insurance)	550	32,225
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,300	88,126
Prudential Financial, Inc. (Insurance)	850	86,122
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,050	55,430
Public Storage (Equity Real Estate Investment Trusts)	300	60,489
PulteGroup, Inc. (Household Durables)	525	13,004
PVH Corp. (Textiles, Apparel & Luxury Goods)	150	21,660
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	250	19,223
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	2,900	208,887
Quanta Services, Inc.* (Construction & Engineering)	300	10,014
Quest Diagnostics, Inc. (Health Care Providers & Services)	275	29,675
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	125	17,194
Raymond James Financial, Inc. (Capital Markets)	275	25,314
Raytheon Co. (Aerospace & Defense)	575	118,829
Realty Income Corp. (Equity Real Estate Investment Trusts)	600	34,134
Red Hat, Inc.* (Software)	375	51,105
Regency Centers Corp. (Equity Real Estate Investment Trusts)	350	22,635
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	150	60,606
Regions Financial Corp. (Banks)	2,275	41,746
Republic Services, Inc. - Class A (Commercial Services & Supplies)	450	32,697
ResMed, Inc. (Health Care Equipment & Supplies)	300	34,602
Robert Half International, Inc. (Professional Services)	250	17,595
Rockwell Automation, Inc. (Electrical Equipment)	250	46,880
Rockwell Collins, Inc. (Aerospace & Defense)	350	49,165
Rollins, Inc. (Commercial Services & Supplies)	200	12,138
Roper Technologies, Inc. (Industrial Conglomerates)	200	59,242
Ross Stores, Inc. (Specialty Retail)	775	76,803
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	350	45,479
S&P Global, Inc. (Capital Markets)	525	102,580
Salesforce.com, Inc.* (Software)	1,550	246,497
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	225	36,142
SCANA Corp. (Multi-Utilities)	300	11,667
Schlumberger, Ltd. (Energy Equipment & Services)	2,850	173,622
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	525	24,859
Sealed Air Corp. (Containers & Packaging)	325	13,049
Sempra Energy (Multi-Utilities)	550	62,562
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	625	110,468
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	375	34,016
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	175	17,068
Snap-on, Inc. (Machinery)	125	22,950
Southwest Airlines Co. (Airlines)	1,050	65,573
Stanley Black & Decker, Inc. (Machinery)	325	47,593
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,775	157,730
State Street Corp. (Capital Markets)	775	64,930

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Stericycle, Inc.* (Commercial Services & Supplies)	175	$10,269
Stryker Corp. (Health Care Equipment & Supplies)	650	115,492
SunTrust Banks, Inc. (Banks)	950	63,451
SVB Financial Group* (Banks)	100	31,083
Symantec Corp. (Software)	1,275	27,132
Synchrony Financial (Consumer Finance)	1,400	43,512
Synopsys, Inc.* (Software)	300	29,583
Sysco Corp. (Food & Staples Retailing)	975	71,419
T. Rowe Price Group, Inc. (Capital Markets)	500	54,590
Take-Two Interactive Software, Inc.* (Entertainment)	225	31,048
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	600	30,162
Target Corp. (Multiline Retail)	1,075	94,826
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	725	63,749
TechnipFMC PLC (Energy Equipment & Services)	875	27,344
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,000	214,580
Textron, Inc. (Aerospace & Defense)	500	35,735
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,350	18,900
The Allstate Corp. (Insurance)	700	69,090
The Bank of New York Mellon Corp. (Capital Markets)	1,900	96,881
The Boeing Co. (Aerospace & Defense)	1,100	409,089
The Charles Schwab Corp. (Capital Markets)	2,475	121,646
The Clorox Co. (Household Products)	275	41,363
The Coca-Cola Co. (Beverages)	7,875	363,745
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	100	27,715
The Estee Lauder Cos., Inc. - Class A (Personal Products)	450	65,394
The Gap, Inc. (Specialty Retail)	450	12,983
The Goldman Sachs Group, Inc. (Capital Markets)	725	162,573
The Goodyear Tire & Rubber Co. (Auto Components)	475	11,110
The Hershey Co. (Food Products)	275	28,050
The Home Depot, Inc. (Specialty Retail)	2,350	486,802
The Interpublic Group of Cos., Inc. (Media)	800	18,296
The JM Smucker Co. - Class A (Food Products)	225	23,087
The Kraft Heinz Co. (Food Products)	1,275	70,265
The Kroger Co. (Food & Staples Retailing)	1,625	47,304
The Macerich Co. (Equity Real Estate Investment Trusts)	225	12,440
The Mosaic Co. (Chemicals)	725	23,548
The Nasdaq OMX Group, Inc. (Capital Markets)	225	19,305
The Procter & Gamble Co. (Household Products)	5,125	426,554
The Progressive Corp. (Insurance)	1,200	85,248
The Sherwin-Williams Co. (Chemicals)	175	79,661
The Southern Co. (Electric Utilities)	2,075	90,469
The TJX Cos., Inc. (Specialty Retail)	1,300	145,625
The Travelers Cos., Inc. (Insurance)	550	71,341
The Walt Disney Co. (Entertainment)	3,050	356,667
The Western Union Co. (IT Services)	925	17,631
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,475	67,295
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	825	201,365
Tiffany & Co. (Specialty Retail)	225	29,018
Torchmark Corp. (Insurance)	225	19,505
Total System Services, Inc. (IT Services)	350	34,559
Tractor Supply Co. (Specialty Retail)	250	22,720
TransDigm Group, Inc.* (Aerospace & Defense)	100	37,230
TripAdvisor, Inc.* (Interactive Media & Services)	200	10,214
Twenty-First Century Fox, Inc. - Class A (Entertainment)	2,175	100,768
Twenty-First Century Fox, Inc. - Class B (Entertainment)	1,000	45,820
Twitter, Inc.* (Interactive Media & Services)	1,475	41,979
Tyson Foods, Inc. - Class A (Food Products)	600	35,718
U.S. Bancorp (Banks)	3,150	166,352
UDR, Inc. (Equity Real Estate Investment Trusts)	550	22,237
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	125	35,265
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	375	7,958
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	400	7,784
Union Pacific Corp. (Road & Rail)	1,525	248,315
United Continental Holdings, Inc.* (Airlines)	475	42,304
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,425	166,368
United Rentals, Inc.* (Trading Companies & Distributors)	175	28,630
United Technologies Corp. (Aerospace & Defense)	1,550	216,705
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,975	525,428
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	175	22,372
Unum Group (Insurance)	450	17,582
V.F. Corp. (Textiles, Apparel & Luxury Goods)	675	63,079
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	875	99,531
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	200	22,386
Ventas, Inc. (Equity Real Estate Investment Trusts)	725	39,426
VeriSign, Inc.* (IT Services)	225	36,027
Verisk Analytics, Inc.* - Class A (Professional Services)	350	42,192
Verizon Communications, Inc. (Diversified Telecommunication Services)	8,500	453,815
Vertex Pharmaceuticals, Inc.* (Biotechnology)	525	101,189
Viacom, Inc. - Class B (Entertainment)	725	24,476
Visa, Inc. - Class A (IT Services)	3,650	547,828
Vornado Realty Trust (Equity Real Estate Investment Trusts)	350	25,550
Vulcan Materials Co. (Construction Materials)	275	30,580

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
W.W. Grainger, Inc. (Trading Companies & Distributors)	100	$35,741
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,725	125,753
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,950	277,034
Waste Management, Inc. (Commercial Services & Supplies)	800	72,288
Waters Corp.* (Life Sciences Tools & Services)	150	29,202
WEC Energy Group, Inc. (Multi-Utilities)	650	43,394
WellCare Health Plans, Inc.* (Health Care Providers & Services)	100	32,049
Wells Fargo & Co. (Banks)	8,900	467,783
Welltower, Inc. (Equity Real Estate Investment Trusts)	775	49,848
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	600	35,124
WestRock Co. (Containers & Packaging)	525	28,056
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,550	50,019
Whirlpool Corp. (Household Durables)	125	14,844
Willis Towers Watson PLC (Insurance)	275	38,759
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	200	25,412
Xcel Energy, Inc. (Electric Utilities)	1,050	49,571
Xerox Corp. (Technology Hardware, Storage & Peripherals)	450	12,141
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	525	42,089
Xylem, Inc. (Machinery)	375	29,951
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	650	59,092
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	425	55,875
Zions Bancorp (Banks)	400	20,060
Zoetis, Inc. (Pharmaceuticals)	1,000	91,560
TOTAL COMMON STOCKS (Cost $13,622,842)		50,515,284

	Principal Amount	Value
Repurchase Agreements(a)(b) (29.6%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $22,222,906	$22,219,000	$22,219,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,219,000)		22,219,000

TOTAL INVESTMENT SECURITIES (Cost $35,841,842) - 96.9%		72,734,284
Net other assets (liabilities) - 3.1%		2,356,192

NET ASSETS - 100.0%		$75,090,476

*                           Non-income producing security.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2018, the aggregate amount held in a segregated account was $832,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	84	12/24/18	$12,259,800	$107,174

Total Return Swap Agreements - Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	10/29/18	2.75%	$6,302,370	$(258)
S&P 500	UBS AG	10/29/18	2.70%	6,052,435	(392)
				$12,354,805	$(650)

(1)                   Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

ProFund VP Bull invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$1,387,589	1.9%
Air Freight & Logistics	339,427	0.5%
Airlines	235,401	0.3%
Auto Components	75,437	0.1%
Automobiles	181,227	0.2%
Banks	2,956,112	3.9%
Beverages	852,269	1.1%
Biotechnology	1,304,565	1.7%
Building Products	139,208	0.2%
Capital Markets	1,380,743	1.8%
Chemicals	905,666	1.1%
Commercial Services & Supplies	183,909	0.2%
Communications Equipment	572,098	0.8%
Construction & Engineering	46,569	0.1%
Construction Materials	53,324	0.1%
Consumer Finance	343,994	0.5%
Containers & Packaging	154,575	0.2%
Distributors	50,406	0.1%
Diversified Consumer Services	10,944	NM
Diversified Financial Services	869,616	1.2%
Diversified Telecommunication Services	996,337	1.3%
Electric Utilities	893,704	1.2%
Electrical Equipment	262,073	0.3%
Electronic Equipment, Instruments & Components	210,249	0.3%
Energy Equipment & Services	351,536	0.5%
Entertainment	1,101,826	1.5%
Equity Real Estate Investment Trusts	1,307,479	1.8%
Food & Staples Retailing	732,902	1.0%
Food Products	530,658	0.7%
Health Care Equipment & Supplies	1,653,989	2.2%
Health Care Providers & Services	1,708,657	2.3%
Health Care Technology	43,477	0.1%
Hotels, Restaurants & Leisure	842,040	1.1%
Household Durables	155,132	0.2%
Household Products	698,827	0.9%
Independent Power and Renewable Electricity Producers	42,275	0.1%
Industrial Conglomerates	767,381	1.0%
Insurance	1,163,147	1.5%
Interactive Media & Services	2,366,613	3.2%
Internet & Direct Marketing Retail	1,996,307	2.8%
IT Services	2,438,111	3.2%
Leisure Products	37,270	NM
Life Sciences Tools & Services	481,037	0.6%
Machinery	776,511	1.0%
Media	607,702	0.8%
Metals & Mining	115,875	0.2%
Multiline Retail	256,972	0.3%
Multi-Utilities	461,047	0.6%
Oil, Gas & Consumable Fuels	2,671,795	3.5%
Personal Products	77,012	0.1%
Pharmaceuticals	2,395,572	3.2%
Professional Services	151,605	0.2%
Real Estate Management & Development	28,665	NM
Road & Rail	519,608	0.7%
Semiconductors & Semiconductor Equipment	1,966,046	2.6%
Software	3,032,270	4.1%
Specialty Retail	1,221,174	1.7%
Technology Hardware, Storage & Peripherals	2,377,906	3.2%
Textiles, Apparel & Luxury Goods	404,617	0.5%
Tobacco	494,629	0.7%
Trading Companies & Distributors	99,183	0.1%
Water Utilities	32,989	NM
Other**	24,575,192	32.7%
Total	$75,090,476	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Consumer Goods ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.8%)
Activision Blizzard, Inc. (Entertainment)	3,997	$332,510
Adient PLC (Auto Components)	455	17,886
Altria Group, Inc. (Tobacco)	9,883	596,044
Aptiv PLC (Auto Components)	1,388	116,452
Archer-Daniels-Midland Co. (Food Products)	2,934	147,492
Autoliv, Inc. (Auto Components)	457	39,613
B&G Foods, Inc. - Class A (Food Products)	346	9,498
BorgWarner, Inc. (Auto Components)	1,095	46,844
Brown-Forman Corp. - Class B (Beverages)	884	44,686
Brunswick Corp. (Leisure Products)	455	30,494
Bunge, Ltd. (Food Products)	740	50,845
Campbell Soup Co. (Food Products)	1,009	36,960
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	244	24,058
Church & Dwight Co., Inc. (Household Products)	1,287	76,409
Colgate-Palmolive Co. (Household Products)	4,549	304,556
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	158	14,705
ConAgra Foods, Inc. (Food Products)	2,053	69,740
Constellation Brands, Inc. - Class A (Beverages)	880	189,746
Coty, Inc. (Personal Products)	2,362	29,667
D.R. Horton, Inc. (Household Durables)	1,799	75,881
Dana Holding Corp. (Auto Components)	758	14,152
Darling Ingredients, Inc.* (Food Products)	863	16,673
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	158	18,736
Delphi Technologies PLC (Auto Components)	465	14,582
Edgewell Personal Care Co.* (Personal Products)	283	13,083
Electronic Arts, Inc.* (Entertainment)	1,598	192,543
Energizer Holdings, Inc. (Household Products)	313	18,357
Flowers Foods, Inc. (Food Products)	962	17,951
Ford Motor Co. (Automobiles)	20,523	189,838
General Mills, Inc. (Food Products)	3,124	134,082
General Motors Co. (Automobiles)	6,879	231,616
Gentex Corp. (Auto Components)	1,410	30,259
Genuine Parts Co. (Distributors)	769	76,438
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,890	34,833
Harley-Davidson, Inc. (Automobiles)	873	39,547
Hasbro, Inc. (Leisure Products)	612	64,333
Helen of Troy, Ltd.* (Household Durables)	138	18,064
Herbalife, Ltd.* (Personal Products)	552	30,112
Herman Miller, Inc. (Commercial Services & Supplies)	312	11,981
HNI Corp. (Commercial Services & Supplies)	229	10,131
Hormel Foods Corp. (Food Products)	1,425	56,145
Ingredion, Inc. (Food Products)	372	39,045
Jefferies Financial Group, Inc. (Diversified Financial Services)	1,520	33,379
Kellogg Co. (Food Products)	1,327	92,917
Keurig Dr Pepper, Inc. (Beverages)	946	21,919
Kimberly-Clark Corp. (Household Products)	1,823	207,166
Lamb Weston Holding, Inc. (Food Products)	768	51,149
Lancaster Colony Corp. (Food Products)	102	15,219
Lear Corp. (Auto Components)	343	49,735
Leggett & Platt, Inc. (Household Durables)	682	29,865
Lennar Corp. - B Shares (Household Durables)	83	3,196
Lennar Corp. - Class A (Household Durables)	1,529	71,389
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	568	92,294
Mattel, Inc.* (Leisure Products)	1,804	28,323
McCormick & Co., Inc. (Food Products)	636	83,793
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	783	53,682
Mohawk Industries, Inc.* (Household Durables)	332	58,216
Molson Coors Brewing Co. - Class B (Beverages)	981	60,332
Mondelez International, Inc. - Class A (Food Products)	7,688	330,276
Monster Beverage Corp.* (Beverages)	2,086	121,572
National Beverage Corp.* (Beverages)	64	7,464
Newell Rubbermaid, Inc. (Household Durables)	2,279	46,264
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	6,713	568,726
Nu Skin Enterprises, Inc. - Class A (Personal Products)	291	23,984
NVR, Inc.* (Household Durables)	18	44,474
PepsiCo, Inc. (Beverages)	7,414	828,884
Performance Food Group Co.* (Food & Staples Retailing)	549	18,282
Philip Morris International, Inc. (Tobacco)	8,149	664,469
Pilgrim’s Pride Corp.* (Food Products)	274	4,957
Pinnacle Foods, Inc. (Food Products)	625	40,506
Polaris Industries, Inc. (Leisure Products)	307	30,992
Pool Corp. (Distributors)	212	35,379
Post Holdings, Inc.* (Food Products)	349	34,216
PulteGroup, Inc. (Household Durables)	1,370	33,935
PVH Corp. (Textiles, Apparel & Luxury Goods)	402	58,049
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	290	39,890
Seaboard Corp. (Food Products)	1	3,710
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	708	19,774
Spectrum Brands Holdings, Inc. (Household Products)	238	17,783
Stanley Black & Decker, Inc. (Machinery)	802	117,445
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	279	14,759
Take-Two Interactive Software, Inc.* (Entertainment)	597	82,380

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,510	$75,908
Tempur Sealy International, Inc.* (Household Durables)	240	12,696
Tenneco, Inc. (Auto Components)	270	11,378
Tesla Motors, Inc.* (Automobiles)	707	187,192
The Clorox Co. (Household Products)	671	100,925
The Coca-Cola Co. (Beverages)	20,066	926,848
The Estee Lauder Cos., Inc. - Class A (Personal Products)	1,175	170,751
The Goodyear Tire & Rubber Co. (Auto Components)	1,243	29,074
The Hain Celestial Group, Inc.* (Food Products)	469	12,719
The Hershey Co. (Food Products)	733	74,766
The JM Smucker Co. - Class A (Food Products)	596	61,156
The Kraft Heinz Co. (Food Products)	3,260	179,659
The Procter & Gamble Co. (Household Products)	13,049	1,086,069
Thor Industries, Inc. (Automobiles)	262	21,929
Toll Brothers, Inc. (Household Durables)	711	23,484
TreeHouse Foods, Inc.* (Food Products)	295	14,116
Tupperware Brands Corp. (Household Durables)	262	8,764
Tyson Foods, Inc. - Class A (Food Products)	1,551	92,331
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	975	20,690
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	1,000	19,460
US Foods Holding Corp.* (Food & Staples Retailing)	1,138	35,073
V.F. Corp. (Textiles, Apparel & Luxury Goods)	1,704	159,239
Veoneer, Inc.* (Auto Components)	457	25,167
Visteon Corp.* (Auto Components)	154	14,307
WABCO Holdings, Inc.* (Machinery)	277	32,669
Whirlpool Corp. (Household Durables)	338	40,138
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	498	19,447
TOTAL COMMON STOCKS (Cost $3,519,901)		11,123,286

TOTAL INVESTMENT SECURITIES (Cost $3,519,901) - 100.8%		11,123,286
Net other assets (liabilities) - (0.8)%		(92,287)

NET ASSETS - 100.0%		$11,030,999

*                           Non-income producing security.

See accompanying notes to schedules of portfolio investments.

ProFund VP Consumer Goods invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Auto Components	$409,449	3.7%
Automobiles	670,122	6.1%
Beverages	2,201,451	20.0%
Commercial Services & Supplies	22,112	0.2%
Distributors	111,817	1.0%
Diversified Financial Services	33,379	0.3%
Entertainment	607,433	5.5%
Food & Staples Retailing	53,355	0.5%
Food Products	1,669,921	15.1%
Household Durables	466,366	4.2%
Household Products	1,811,265	16.4%
Leisure Products	154,142	1.4%
Machinery	150,114	1.4%
Personal Products	267,597	2.4%
Textiles, Apparel & Luxury Goods	1,234,250	11.2%
Tobacco	1,260,513	11.4%
Other**	(92,287)	(0.8)%
Total	$11,030,999	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Consumer Services ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.1%)
Aaron’s, Inc. (Specialty Retail)	630	$34,310
Acxiom Corp.* (IT Services)	704	34,785
Adtalem Global Education, Inc.* (Diversified Consumer Services)	544	26,221
Advance Auto Parts, Inc. (Specialty Retail)	674	113,454
Alaska Air Group, Inc. (Airlines)	1,120	77,123
Allegiant Travel Co. (Airlines)	115	14,582
Altice USA, Inc. (Media)	1,066	19,337
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,721	7,453,163
AMC Networks, Inc.* - Class A (Media)	414	27,465
AMERCO (Road & Rail)	69	24,609
American Airlines Group, Inc. (Airlines)	3,722	153,830
American Eagle Outfitters, Inc. (Specialty Retail)	1,530	37,990
AmerisourceBergen Corp. (Health Care Providers & Services)	1,454	134,088
Aramark (Hotels, Restaurants & Leisure)	2,238	96,279
AutoNation, Inc.* (Specialty Retail)	522	21,689
AutoZone, Inc.* (Specialty Retail)	240	186,168
Avis Budget Group, Inc.* (Road & Rail)	606	19,477
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	620	22,438
Bed Bath & Beyond, Inc. (Specialty Retail)	1,272	19,080
Best Buy Co., Inc. (Specialty Retail)	2,208	175,227
Big Lots, Inc. (Multiline Retail)	368	15,379
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	839	16,604
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	432	857,088
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	734	24,846
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	531	62,573
Brinker International, Inc. (Hotels, Restaurants & Leisure)	372	17,384
Burlington Stores, Inc.* (Specialty Retail)	616	100,359
Cable One, Inc. (Media)	45	39,762
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	5,482	56,191
Cardinal Health, Inc. (Health Care Providers & Services)	2,807	151,578
CarMax, Inc.* (Specialty Retail)	1,605	119,845
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	3,663	233,590
Casey’s General Stores, Inc. (Food & Staples Retailing)	331	42,735
CBS Corp. - Class B (Media)	3,076	176,716
Charter Communications, Inc.* - Class A (Media)	1,623	528,903
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	223	101,358
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	313	26,073
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	107	29,714
Cinemark Holdings, Inc. (Entertainment)	966	38,833
Comcast Corp. - Class A (Media)	41,561	1,471,675
Copart, Inc.* (Commercial Services & Supplies)	1,858	95,743
Costco Wholesale Corp. (Food & Staples Retailing)	3,983	935,527
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	218	32,074
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,128	125,422
Delta Air Lines, Inc. (Airlines)	5,716	330,556
Dick’s Sporting Goods, Inc. (Specialty Retail)	696	24,694
Dillard’s, Inc. - Class A (Multiline Retail)	176	13,436
Discovery Communications, Inc.* - Class A (Media)	1,420	45,440
Discovery Communications, Inc.* - Class C (Media)	3,269	96,697
Dish Network Corp.* - Class A (Media)	2,082	74,452
Dollar General Corp. (Multiline Retail)	2,412	263,631
Dollar Tree, Inc.* (Multiline Retail)	2,161	176,230
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	382	112,614
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	761	56,101
Expedia, Inc. (Internet & Direct Marketing Retail)	1,079	140,788
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)	1,716	34,715
Five Below, Inc.* (Specialty Retail)	506	65,810
Floor & Decor Holdings, Inc.* (Specialty Retail)	513	15,477
Foot Locker, Inc. (Specialty Retail)	1,061	54,090
GCI Liberty, Inc.* (Media)	903	46,053
Graham Holdings Co. - Class B (Diversified Consumer Services)	39	22,593
Grand Canyon Education, Inc.* (Diversified Consumer Services)	439	49,519
Groupon, Inc.* (Internet & Direct Marketing Retail)	3,717	14,013
H & R Block, Inc. (Diversified Consumer Services)	1,868	48,101
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	881	29,161
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	2,708	218,752
Hyatt Hotels Corp. - Class A (Hotels, Restaurants & Leisure)	394	31,358
IHS Markit, Ltd.* (Professional Services)	3,240	174,831
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	248	20,790
JetBlue Airways Corp.* (Airlines)	2,843	55,040
John Wiley & Sons, Inc. - Class A (Media)	414	25,088
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,220	72,822
Kohl’s Corp. (Multiline Retail)	1,514	112,869
L Brands, Inc. (Specialty Retail)	2,075	62,873
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	3,365	199,645
Liberty Broadband Corp.* - Class A (Media)	239	20,155

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Liberty Broadband Corp.* - Class C (Media)	1,387	$116,924
Liberty Expedia Holdings* - Class A (Internet & Direct Marketing Retail)	494	23,238
Liberty Global PLC* - Class A (Media)	1,877	54,302
Liberty Global PLC* - Class C (Media)	5,409	152,317
Liberty Latin America, Ltd.* - Class A (Media)	393	8,190
Liberty Latin America, Ltd.* - Class C (Media)	1,010	20,836
Liberty Media Group* - Class A (Entertainment)	233	8,290
Liberty Media Group* - Class C (Entertainment)	1,843	68,541
Liberty SiriusXM Group* - Class A (Media)	756	32,841
Liberty SiriusXM Group* - Class C (Media)	1,487	64,610
Lions Gate Entertainment Corp. - Class A (Entertainment)	499	12,171
Lions Gate Entertainment Corp. - Class B (Entertainment)	959	22,345
Lithia Motors, Inc. - Class A (Specialty Retail)	211	17,230
Live Nation Entertainment, Inc.* (Entertainment)	1,253	68,251
LKQ Corp.* (Distributors)	2,890	91,526
Lowe’s Cos., Inc. (Specialty Retail)	7,366	845,764
Macy’s, Inc. (Multiline Retail)	2,790	96,897
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,618	345,637
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	373	41,683
McDonald’s Corp. (Hotels, Restaurants & Leisure)	7,047	1,178,892
Meredith Corp. (Media)	360	18,378
MGM Resorts International (Hotels, Restaurants & Leisure)	4,642	129,558
Murphy USA, Inc.* (Specialty Retail)	271	23,160
National Vision Holdings, Inc.* (Specialty Retail)	439	19,816
Netflix, Inc.* (Entertainment)	3,955	1,479,684
News Corp. - Class A (Media)	3,482	45,928
News Corp. - Class B (Media)	1,125	15,300
Nexstar Broadcasting Group, Inc. - Class A (Media)	415	33,781
Nordstrom, Inc. (Multiline Retail)	1,040	62,202
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,852	106,360
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	467	44,879
Omnicom Group, Inc. (Media)	2,037	138,557
O’Reilly Automotive, Inc.* (Specialty Retail)	732	254,238
Penske Automotive Group, Inc. (Specialty Retail)	330	15,639
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	800	43,224
Qurate Retail, Inc.* - Class A (Internet & Direct Marketing Retail)	4,073	90,461
Rite Aid Corp.* (Food & Staples Retailing)	9,691	12,404
Rollins, Inc. (Commercial Services & Supplies)	893	54,196
Ross Stores, Inc. (Specialty Retail)	3,420	338,922
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,555	202,057
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,093	20,100
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	498	12,649
Service Corp. International (Diversified Consumer Services)	1,639	72,444
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	1,231	76,358
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	303	19,965
Signet Jewelers, Ltd. (Specialty Retail)	472	31,119
Sinclair Broadcast Group, Inc. - Class A (Media)	696	19,732
Sirius XM Holdings, Inc. (Media)	11,824	74,728
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	650	45,383
Sotheby’s* - Class A (Diversified Consumer Services)	332	16,331
Southwest Airlines Co. (Airlines)	4,684	292,516
Spirit Airlines, Inc.* (Airlines)	621	29,168
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,155	31,659
Starbucks Corp. (Hotels, Restaurants & Leisure)	12,257	696,688
Sysco Corp. (Food & Staples Retailing)	4,344	318,198
Target Corp. (Multiline Retail)	4,782	421,819
TEGNA, Inc. (Media)	1,955	23,382
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	602	41,713
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	384	20,559
The Dun & Bradstreet Corp. (Professional Services)	336	47,883
The Gap, Inc. (Specialty Retail)	1,971	56,863
The Home Depot, Inc. (Specialty Retail)	7,700	1,595,056
The Interpublic Group of Cos., Inc. (Media)	3,485	79,702
The Kroger Co. (Food & Staples Retailing)	7,238	210,698
The Madison Square Garden Co.* - Class A (Entertainment)	158	49,821
The Michaels Cos., Inc.* (Specialty Retail)	888	14,412
The New York Times Co. - Class A (Media)	1,281	29,655
The TJX Cos., Inc. (Specialty Retail)	5,698	638,290
The Walt Disney Co. (Entertainment)	13,511	1,579,976
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,701	29,155
Tiffany & Co. (Specialty Retail)	989	127,551
Tractor Supply Co. (Specialty Retail)	1,108	100,695
Tribune Media Co. - Class A (Media)	732	28,131
TripAdvisor, Inc.* (Interactive Media & Services)	930	47,495
Twenty-First Century Fox, Inc. - Class A (Entertainment)	9,577	443,702
Twenty-First Century Fox, Inc. - Class B (Entertainment)	4,424	202,708
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	515	145,292
United Continental Holdings, Inc.* (Airlines)	2,081	185,334
Urban Outfitters, Inc.* (Specialty Retail)	693	28,344
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	368	100,987
Viacom, Inc. - Class A (Entertainment)	80	2,924
Viacom, Inc. - Class B (Entertainment)	3,210	108,370

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	7,664	$558,706
Wal-Mart Stores, Inc. (Food & Staples Retailing)	13,037	1,224,305
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	541	79,889
Weight Watchers International, Inc.* (Diversified Consumer Services)	350	25,197
Williams-Sonoma, Inc. (Specialty Retail)	732	48,107
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	904	39,197
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	909	50,513
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	889	112,956
Yelp, Inc.* (Interactive Media & Services)	700	34,440
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	2,883	262,094
TOTAL COMMON STOCKS (Cost $13,432,245)		33,651,869

TOTAL INVESTMENT SECURITIES (Cost $13,432,245) - 100.1%		33,651,869
Net other assets (liabilities) - (0.1)%		(20,716)

NET ASSETS - 100.0%		$33,631,153

*                           Non-income producing security.

ProFund VP Consumer Services invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Airlines	$1,138,149	3.3%
Commercial Services & Supplies	222,761	0.7%
Distributors	91,526	0.3%
Diversified Consumer Services	399,337	1.2%
Entertainment	4,085,616	12.2%
Food & Staples Retailing	3,334,232	9.9%
Health Care Providers & Services	285,666	0.8%
Hotels, Restaurants & Leisure	4,921,976	14.6%
Interactive Media & Services	81,935	0.2%
Internet & Direct Marketing Retail	8,678,605	25.9%
IT Services	34,785	0.1%
Media	3,529,037	10.5%
Multiline Retail	1,207,342	3.6%
Professional Services	222,714	0.7%
Road & Rail	44,086	0.1%
Specialty Retail	5,351,664	15.9%
Trading Companies & Distributors	22,438	0.1%
Other**	(20,716)	(0.1)%
Total	$33,631,153	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (134.5%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $407,072	$407,000	$407,000
TOTAL REPURCHASE AGREEMENTS (Cost $407,000)		407,000

TOTAL INVESTMENT SECURITIES (Cost $407,000) - 134.5%		407,000
Net other assets (liabilities) - (34.5)%		(104,359)

NET ASSETS - 100.0%		$302,641

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2018, the aggregate amount held in a segregated account was $237,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements - Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	10/29/18	2.70%	$149,264	$93
Dow Jones Industrial Average	UBS AG	10/29/18	2.70%	152,504	150
				$301,768	$243

(1)                   Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (92.7%)
58.com, Inc.*ADR (Interactive Media & Services)	1,309	$96,342
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	17,952	2,957,771
Ambev S.A.ADR (Beverages)	63,580	290,561
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	16,456	264,284
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	21,318	102,966
Autohome, Inc.ADR (Interactive Media & Services)	748	57,903
Baidu, Inc.*ADR (Interactive Media & Services)	3,927	898,025
Banco Bradesco S.A.ADR (Banks)	48,433	342,906
Banco Santander ChileADR (Banks)	2,244	71,763
Bancolombia S.A.ADR (Banks)	1,683	70,215
Beigene, Ltd.*ADR (Biotechnology)	748	128,821
Cemex S.A.B. de C.V.*ADR (Construction Materials)	20,383	143,496
China Life Insurance Co., Ltd.ADR (Insurance)	21,318	242,812
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	13,464	658,794
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	3,553	356,863
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	1,870	92,415
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	8,228	96,186
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	5,423	194,740
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	2,244	443,280
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	5,423	201,573
Ecopetrol S.A.ADR (Oil, Gas & Consumable Fuels)	3,553	95,682
Fibria Celulose S.A.ADR (Paper & Forest Products)	3,366	62,372
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	2,618	259,103
Grupo Televisa S.A.ADR (Media)	6,358	112,791
HDFC Bank, Ltd.ADR (Banks)	8,789	827,046
ICICI Bank, Ltd.ADR (Banks)	21,505	182,577
Infosys Technologies, Ltd.ADR (IT Services)	52,921	538,207
Itau Unibanco Holding S.A.ADR (Banks)	46,750	513,315
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	11,220	292,729
KB Financial Group, Inc.ADR (Banks)	5,797	279,879
Korea Electric Power Corp.ADR (Electric Utilities)	7,293	96,049
Momo, Inc.*ADR (Interactive Media & Services)	2,057	90,097
Netease.com, Inc.ADR (Entertainment)	1,122	256,097
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	2,992	243,668
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	20,992	253,373
POSCOADR (Metals & Mining)	4,675	308,550
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	6,919	169,377
Sasol, Ltd.ADR (Chemicals)	7,854	303,479
Shinhan Financial Group Co., Ltd.ADR (Banks)	6,732	270,155
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	5,049	140,766
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	52,173	2,303,960
TAL Education Group*ADR (Diversified Consumer Services)	5,236	134,618
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	34,221	88,290
Vale S.A.ADR (Metals & Mining)	45,254	671,569
Vendanta, Ltd.ADR (Metals & Mining)	5,984	76,595
Weibo Corp.*ADR (Interactive Media & Services)	935	68,377
Wipro, Ltd.ADR (IT Services)	15,521	80,864
Woori BankADR (Banks)	2,431	110,197
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	5,423	89,859
TOTAL COMMON STOCKS (Cost $10,403,762)		16,631,357

Preferred Stock (1.9%)
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	31,742	332,021
TOTAL PREFERRED STOCK (Cost $154,363)		332,021

	Principal Amount	Value
Repurchase Agreements(a)(b) (2.7%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $479,084	$479,000	$479,000
TOTAL REPURCHASE AGREEMENTS (Cost $479,000)		479,000

TOTAL INVESTMENT SECURITIES (Cost $11,037,125) - 97.3%		17,442,378
Net other assets (liabilities) - 2.7%		492,088

NET ASSETS - 100.0%		$17,934,466

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2018, the aggregate amount held in a segregated account was $326,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements - Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	10/29/18	2.65%	$238,410	$(938)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	10/29/18	2.70%	743,831	(1,948)
				$982,241	$(2,886)

(1)                   Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Emerging Markets invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Air Freight & Logistics	$89,859	0.5%
Banks	2,668,053	15.0%
Beverages	549,664	3.0%
Biotechnology	128,821	0.7%
Chemicals	303,479	1.7%
Construction Materials	143,496	0.8%
Diversified Consumer Services	134,618	0.8%
Diversified Telecommunication Services	552,718	3.1%
Electric Utilities	96,049	0.5%
Entertainment	256,097	1.4%
Insurance	242,812	1.4%
Interactive Media & Services	1,210,744	6.8%
Internet & Direct Marketing Retail	3,452,073	19.2%
IT Services	619,071	3.5%
Media	112,791	0.6%
Metals & Mining	1,056,714	5.8%
Oil, Gas & Consumable Fuels	1,724,887	9.6%
Paper & Forest Products	62,372	0.3%
Semiconductors & Semiconductor Equipment	2,495,216	13.9%
Wireless Telecommunication Services	1,063,844	6.0%
Other**	971,088	5.4%
Total	$17,934,466	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of September 30, 2018:

	Value	% of Net Assets
Brazil	$2,466,117	13.8%
Chile	71,763	0.4%
China	6,747,436	37.6%
Colombia	165,897	0.9%
Hong Kong	658,794	3.7%
India	1,705,289	9.5%
Indonesia	169,377	0.9%
Mexico	779,674	4.4%
South Africa	303,479	1.7%
South Korea	1,205,596	6.7%
Taiwan	2,689,956	15.0%
Other**	971,088	5.4%
Total	$17,934,466	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Europe 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.2%)
ArcelorMittalNYS - Class A (Metals & Mining)	18,216	$562,146
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	4,554	856,243
AstraZeneca PLCADR (Pharmaceuticals)	25,300	1,001,121
Banco Bilbao VizcayaADR (Banks)	81,719	514,830
Banco Santander S.A.ADR (Banks)	143,451	717,255
Barclays PLCADR (Banks)	61,226	547,973
BP PLCADR (Oil, Gas & Consumable Fuels)	24,541	1,131,340
British American Tobacco PLCADR (Tobacco)	15,939	743,236
CRH PLCADR (Construction Materials)	15,939	521,524
Criteo S.A.*ADR (Media)	13,662	313,406
Equinor ASAADR (Oil, Gas & Consumable Fuels)	36,685	1,034,517
EricssonADR (Communications Equipment)	81,719	719,127
GlaxoSmithKline PLCADR (Pharmaceuticals)	23,782	955,323
HSBC Holdings PLCADR (Banks)	28,083	1,235,370
ING Groep N.V.ADR (Banks)	42,251	547,995
Koninklijke Philips N.V.NYS (Health Care Equipment & Supplies)	15,180	690,842
Lloyds Banking Group PLCADR (Banks)	205,183	623,756
National Grid PLCADR (Multi-Utilities)	10,120	524,823
Nokia Corp.ADR (Communications Equipment)	114,862	640,930
Rio Tinto PLCADR (Metals & Mining)	17,457	890,656
Royal Dutch Shell PLCADR - Class A (Oil, Gas & Consumable Fuels)	27,071	1,844,618
Ryanair Holdings PLC*ADR (Airlines)	4,554	437,366
S.A.P. SEADR (Software)	8,855	1,089,165
SanofiADR (Pharmaceuticals)	22,011	983,231
Telefonica S.A.ADR (Diversified Telecommunication Services)	66,286	521,008
Tenaris S.A.ADR (Energy Equipment & Services)	16,698	559,717
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	19,228	1,238,092
Trivago N.V.*ADR (Interactive Media & Services)	63,250	389,620
Unilever N.V.NYS (Personal Products)	18,722	1,040,007
Vodafone Group PLCADR (Wireless Telecommunication Services)	26,565	576,461
TOTAL COMMON STOCKS (Cost $15,408,403)		23,451,698

TOTAL INVESTMENT SECURITIES (Cost $15,408,403) - 100.2%		23,451,698
Net other assets (liabilities) - (0.2)%		(54,925)

NET ASSETS - 100.0%		$23,396,773

*                           Non-income producing security.

NYS               New York Shares

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Europe 30 invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Airlines	$437,366	1.9%
Banks	4,187,179	18.0%
Communications Equipment	1,360,057	5.8%
Construction Materials	521,524	2.2%
Diversified Telecommunication Services	521,008	2.2%
Energy Equipment & Services	559,717	2.4%
Health Care Equipment & Supplies	690,842	3.0%
Interactive Media & Services	389,620	1.7%
Media	313,406	1.3%
Metals & Mining	1,452,802	6.2%
Multi-Utilities	524,823	2.2%
Oil, Gas & Consumable Fuels	5,248,567	22.3%
Personal Products	1,040,007	4.4%
Pharmaceuticals	2,939,675	12.6%
Semiconductors & Semiconductor Equipment	856,243	3.7%
Software	1,089,165	4.6%
Tobacco	743,236	3.2%
Wireless Telecommunication Services	576,461	2.5%
Other**	(54,925)	(0.2)%
Total	$23,396,773	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of September 30, 2018:

	Value	% of Net Assets
Finland	$640,930	2.7%
France	2,534,729	10.8%
Germany	1,478,785	6.3%
Ireland	958,890	4.1%
Luxembourg	1,121,863	4.8%
Netherlands	3,939,698	16.8%
Norway	1,034,517	4.4%
Spain	1,753,093	7.5%
Sweden	719,127	3.1%
United Kingdom	9,270,066	39.7%
Other**	(54,925)	(0.2)%
Total	$23,396,773	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Falling U.S. Dollar ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (101.2%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $820,144	$820,000	$820,000
TOTAL REPURCHASE AGREEMENTS (Cost $820,000)		820,000

TOTAL INVESTMENT SECURITIES (Cost $820,000) - 101.2%		820,000
Net other assets (liabilities) - (1.2)%		(9,630)

NET ASSETS - 100.0%		$810,370

(a)                   A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At September 30, 2018, the aggregate amount held in a segregated account was $49,000.

(b)                  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

At September 30, 2018, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$29,167	British pound	22,423	10/5/18	$29,228	$(61)
U.S. dollar	22,575	Canadian dollar	29,488	10/5/18	22,835	(260)
U.S. dollar	142,647	Euro	122,389	10/5/18	142,138	509
U.S. dollar	33,481	Japanese yen	3,721,963	10/5/18	32,776	705
U.S. dollar	10,569	Swedish krona	95,308	10/5/18	10,733	(164)
U.S. dollar	8,851	Swiss franc	8,539	10/5/18	8,709	142
Total Short Contracts	$247,290				$246,419	$871

Long:
British pound	81,034	U.S. dollar	$105,318	10/5/18	$105,627	$309
Canadian dollar	108,342	U.S. dollar	82,687	10/5/18	83,899	1,212
Euro	442,948	U.S. dollar	515,753	10/5/18	514,424	(1,329)
Japanese yen	13,056,214	U.S. dollar	116,403	10/5/18	114,975	(1,428)
Swedish krona	324,288	U.S. dollar	36,216	10/5/18	36,518	302
Swiss franc	28,527	U.S. dollar	29,340	10/5/18	29,093	(247)
Total Long Contracts			$885,717		$884,536	$(1,181)

At September 30, 2018, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$8,564	British pound	6,582	10/5/18	$8,579	$(15)
U.S. dollar	6,539	Canadian dollar	8,486	10/5/18	6,571	(32)
U.S. dollar	41,693	Euro	35,997	10/5/18	41,805	(112)
U.S. dollar	9,857	Japanese yen	1,118,248	10/5/18	9,847	10
U.S. dollar	3,045	Swedish krona	27,107	10/5/18	3,053	(8)
U.S. dollar	2,620	Swiss franc	2,559	10/5/18	2,610	10
Total Short Contracts	$72,318				$72,465	$(147)

Long:
British pound	21,872	U.S. dollar	$28,519	10/5/18	$28,510	$(9)
Canadian dollar	26,148	U.S. dollar	19,985	10/5/18	20,249	264
Euro	116,841	U.S. dollar	136,569	10/5/18	135,695	(874)
Japanese yen	4,306,675	U.S. dollar	38,523	10/5/18	37,925	(598)
Swedish krona	99,700	U.S. dollar	11,129	10/5/18	11,227	98
Swiss franc	11,102	U.S. dollar	11,478	10/5/18	11,322	(156)
Total Long Contracts			$246,203		$244,928	$(1,275)

			Total unrealized appreciation			$3,561
			Total unrealized (depreciation)			(5,293)
			Total net unrealized appreciation/(depreciation)			$(1,732)

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Financials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.8%)
Acadia Realty Trust (Equity Real Estate Investment Trusts)	619	$17,351
Affiliated Managers Group, Inc. (Capital Markets)	408	55,782
Aflac, Inc. (Insurance)	5,820	273,947
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	3,624	67,515
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	800	100,632
Alleghany Corp. (Insurance)	114	74,388
Ally Financial, Inc. (Consumer Finance)	3,202	84,693
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,039	42,765
American Express Co. (Consumer Finance)	5,352	569,934
American Financial Group, Inc. (Insurance)	534	59,258
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	1,948	42,642
American International Group, Inc. (Insurance)	6,738	358,730
American Tower Corp. (Equity Real Estate Investment Trusts)	3,341	485,446
Ameriprise Financial, Inc. (Capital Markets)	1,076	158,882
AmTrust Financial Services, Inc. (Insurance)	756	10,977
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	9,123	93,329
Aon PLC (Insurance)	1,839	282,801
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	1,195	52,735
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,643	28,736
Arch Capital Group, Ltd.* (Insurance)	3,074	91,636
Arthur J. Gallagher & Co. (Insurance)	1,384	103,025
Aspen Insurance Holdings, Ltd. (Insurance)	456	19,061
Associated Banc-Corp. (Banks)	1,303	33,878
Assurant, Inc. (Insurance)	403	43,504
Assured Guaranty, Ltd. (Insurance)	820	34,629
Athene Holding, Ltd.* (Insurance)	961	49,645
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	1,048	189,845
AXA Equitable Holdings, Inc. (Diversified Financial Services)	1,021	21,900
Axis Capital Holdings, Ltd. (Insurance)	635	36,646
BancorpSouth Bank (Banks)	682	22,301
Bank of America Corp. (Banks)	70,428	2,074,809
Bank of Hawaii Corp. (Banks)	321	25,330
Bank OZK (Banks)	916	34,771
BankUnited, Inc. (Banks)	797	28,214
BB&T Corp. (Banks)	5,871	284,978
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	14,779	3,164,332
BGC Partners, Inc. - Class A (Capital Markets)	2,037	24,077
BlackRock, Inc. - Class A (Capital Markets)	931	438,808
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	896	30,025
BOK Financial Corp. (Banks)	242	23,542
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	1,172	144,261
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	1,353	21,269
Brighthouse Financial, Inc.* (Insurance)	907	40,126
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,293	40,150
Brown & Brown, Inc. (Insurance)	1,756	51,925
Camden Property Trust (Equity Real Estate Investment Trusts)	705	65,967
Capital One Financial Corp. (Consumer Finance)	3,628	344,406
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,049	13,364
Cathay General Bancorp, Inc. (Banks)	586	24,284
CBOE Holdings, Inc. (Capital Markets)	847	81,278
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	2,395	105,619
Chemical Financial Corp. (Banks)	542	28,943
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	1,417	25,690
Chubb, Ltd. (Insurance)	3,512	469,343
Cincinnati Financial Corp. (Insurance)	1,148	88,178
CIT Group, Inc. (Banks)	857	44,230
Citigroup, Inc. (Banks)	19,081	1,368,871
Citizens Financial Group, Inc. (Banks)	3,609	139,199
CME Group, Inc. (Capital Markets)	2,583	439,652
CNA Financial Corp. (Insurance)	207	9,450
CNO Financial Group, Inc. (Insurance)	1,250	26,525
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	3,715	22,624
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	894	21,134
Comerica, Inc. (Banks)	1,298	117,080
Commerce Bancshares, Inc. (Banks)	721	47,600
Corecivic, Inc. (Equity Real Estate Investment Trusts)	898	21,848
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	281	31,230
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	781	23,297
CoStar Group, Inc.* (Professional Services)	278	116,994
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	3,189	28,350
Credit Acceptance Corp.* (Consumer Finance)	94	41,179
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	3,146	350,244
CubeSmart (Equity Real Estate Investment Trusts)	1,409	40,199
Cullen/Frost Bankers, Inc. (Banks)	488	50,967
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	749	47,487
DDR Corp. (Equity Real Estate Investment Trusts)	1,107	14,823
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,576	18,392
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,563	175,806

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Discover Financial Services (Consumer Finance)	2,599	$198,694
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,226	46,245
Duke Realty Corp. (Equity Real Estate Investment Trusts)	2,710	76,883
E*TRADE Financial Corp.* (Capital Markets)	1,969	103,156
East West Bancorp, Inc. (Banks)	1,100	66,407
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	273	26,104
Eaton Vance Corp. (Capital Markets)	894	46,989
Enstar Group, Ltd.* (Insurance)	115	23,978
EPR Properties (Equity Real Estate Investment Trusts)	564	38,583
Equinix, Inc. (Equity Real Estate Investment Trusts)	604	261,466
Equity Commonwealth* (Equity Real Estate Investment Trusts)	920	29,523
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	677	65,297
Equity Residential (Equity Real Estate Investment Trusts)	2,791	184,932
Erie Indemnity Co. - Class A (Insurance)	152	19,385
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	746	33,011
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	501	123,602
Evercore Partners, Inc. - Class A (Capital Markets)	313	31,472
Everest Re Group, Ltd. (Insurance)	312	71,283
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	959	83,088
F.N.B. Corp. (Banks)	2,458	31,266
FactSet Research Systems, Inc. (Capital Markets)	293	65,547
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	558	70,570
Federated Investors, Inc. - Class B (Capital Markets)	728	17,559
Fifth Third Bancorp (Banks)	5,053	141,080
First American Financial Corp. (Insurance)	845	43,594
First Citizens BancShares, Inc. - Class A (Banks)	70	31,660
First Financial Bankshares, Inc. (Banks)	513	30,318
First Hawaiian, Inc. (Banks)	686	18,632
First Horizon National Corp. (Banks)	2,464	42,535
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	955	29,987
First Republic Bank (Banks)	1,228	117,888
FirstCash, Inc. (Consumer Finance)	339	27,798
FNF Group (Insurance)	2,085	82,045
Forest City Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	2,026	50,832
Franklin Resources, Inc. (Capital Markets)	2,316	70,430
Fulton Financial Corp. (Banks)	1,332	22,178
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,524	53,721
Genworth Financial, Inc.* - Class A (Insurance)	3,794	15,821
Glacier Bancorp, Inc. (Banks)	642	27,664
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,221	33,504
Green Dot Corp.* - Class A (Consumer Finance)	362	32,153
Hancock Holding Co. (Banks)	648	30,812
Hartford Financial Services Group, Inc. (Insurance)	2,719	135,841
HCP, Inc. (Equity Real Estate Investment Trusts)	3,563	93,778
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	949	27,768
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	1,574	41,979
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	783	37,005
Home BancShares, Inc. (Banks)	1,220	26,718
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	1,248	35,992
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	5,624	118,666
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,190	38,937
Huntington Bancshares, Inc. (Banks)	8,371	124,895
IBERIABANK Corp. (Banks)	428	34,818
Interactive Brokers Group, Inc. - Class A (Capital Markets)	570	31,527
Intercontinental Exchange, Inc. (Capital Markets)	4,347	325,547
International Bancshares Corp. (Banks)	420	18,900
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	845	13,368
Invesco, Ltd. (Capital Markets)	3,116	71,294
Investors Bancorp, Inc. (Banks)	1,851	22,712
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	2,248	51,502
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	2,171	74,943
Janus Henderson Group PLC (Capital Markets)	1,275	34,374
JBG Smith Properties (Equity Real Estate Investment Trusts)	820	30,201
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	348	50,223
JPMorgan Chase & Co. (Banks)	25,482	2,875,388
Kemper Corp. (Insurance)	465	37,409
KeyCorp (Banks)	7,976	158,643
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	761	54,556
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	3,196	53,501
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	643	50,025
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	836	28,917
Lazard, Ltd. - Class A (Capital Markets)	984	47,360
Legg Mason, Inc. (Capital Markets)	649	20,268
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,620	13,446
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,122	47,405
Life Storage, Inc. (Equity Real Estate Investment Trusts)	356	33,877
Lincoln National Corp. (Insurance)	1,644	111,233
Loews Corp. (Insurance)	2,109	105,935

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
LPL Financial Holdings, Inc. (Capital Markets)	669	$43,157
M&T Bank Corp. (Banks)	1,091	179,513
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	686	14,584
Markel Corp.* (Insurance)	106	125,980
MarketAxess Holdings, Inc. (Capital Markets)	287	51,227
Marsh & McLennan Cos., Inc. (Insurance)	3,827	316,569
MasterCard, Inc. - Class A (IT Services)	6,916	1,539,571
MB Financial, Inc. (Banks)	640	29,510
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,764	41,211
Mercury General Corp. (Insurance)	207	10,383
MetLife, Inc. (Insurance)	7,543	352,408
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	3,400	24,990
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	2,748	36,576
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	862	86,355
Moody’s Corp. (Capital Markets)	1,264	211,341
Morgan Stanley (Capital Markets)	10,054	468,215
Morningstar, Inc. (Capital Markets)	140	17,626
MSCI, Inc. - Class A (Capital Markets)	675	119,752
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	322	24,340
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,192	53,425
Navient Corp. (Consumer Finance)	1,784	24,048
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	2,577	45,922
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	3,720	38,576
Northern Trust Corp. (Capital Markets)	1,694	173,008
Old Republic International Corp. (Insurance)	2,157	48,274
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,519	49,778
Onemain Holdings, Inc.* (Consumer Finance)	567	19,057
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	1,056	21,067
PacWest Bancorp (Banks)	928	44,219
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	1,569	23,676
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,526	50,083
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	524	19,058
People’s United Financial, Inc. (Banks)	2,646	45,300
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,379	23,250
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	973	18,419
Pinnacle Financial Partners, Inc. (Banks)	555	33,383
PNC Financial Services Group, Inc. (Banks)	3,520	479,389
Popular, Inc. (Banks)	774	39,668
Potlatch Corp. (Equity Real Estate Investment Trusts)	479	19,615
PRA Group, Inc.* (Consumer Finance)	346	12,456
Primerica, Inc. (Insurance)	330	39,782
Principal Financial Group, Inc. (Insurance)	2,008	117,649
ProAssurance Corp. (Insurance)	410	19,250
Prologis, Inc. (Equity Real Estate Investment Trusts)	4,771	323,426
Prosperity Bancshares, Inc. (Banks)	503	34,883
Prudential Financial, Inc. (Insurance)	3,163	320,475
Public Storage (Equity Real Estate Investment Trusts)	1,137	229,253
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,618	33,444
Raymond James Financial, Inc. (Capital Markets)	995	91,590
Rayonier, Inc. (Equity Real Estate Investment Trusts)	981	33,168
Realogy Holdings Corp. (Real Estate Management & Development)	940	19,402
Realty Income Corp. (Equity Real Estate Investment Trusts)	2,201	125,215
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,283	82,972
Regions Financial Corp. (Banks)	8,358	153,369
Reinsurance Group of America, Inc. (Insurance)	486	70,256
RenaissanceRe Holdings, Ltd. (Insurance)	308	41,143
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	1,666	20,309
RLI Corp. (Insurance)	298	23,417
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,328	29,256
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	392	33,779
S&P Global, Inc. (Capital Markets)	1,906	372,413
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,351	31,235
Santander Consumer USA Holdings, Inc. (Consumer Finance)	876	17,555
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	870	139,748
SEI Investments Co. (Capital Markets)	999	61,039
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,800	31,608
Signature Bank (Banks)	423	48,577
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	2,343	414,124
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	658	64,175
SLM Corp.* (Consumer Finance)	3,299	36,784
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	3,247	26,171
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,025	43,578
State Street Corp. (Capital Markets)	2,876	240,951
Sterling Bancorp (Banks)	1,711	37,642
Stifel Financial Corp. (Capital Markets)	540	27,680
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,386	38,517
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	616	62,549
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,732	28,336
SunTrust Banks, Inc. (Banks)	3,493	233,297
SVB Financial Group* (Banks)	407	126,508

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Synchrony Financial (Consumer Finance)	5,168	$160,621
Synovus Financial Corp. (Banks)	889	40,707
T. Rowe Price Group, Inc. (Capital Markets)	1,843	201,219
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	714	16,336
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	466	27,881
TCF Financial Corp. (Banks)	1,270	30,239
TD Ameritrade Holding Corp. (Capital Markets)	2,066	109,147
Texas Capital Bancshares, Inc.* (Banks)	383	31,655
TFS Financial Corp. (Thrifts & Mortgage Finance)	407	6,109
The Allstate Corp. (Insurance)	2,626	259,186
The Bank of New York Mellon Corp. (Capital Markets)	6,975	355,655
The Charles Schwab Corp. (Capital Markets)	9,118	448,150
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	923	23,223
The Goldman Sachs Group, Inc. (Capital Markets)	2,664	597,375
The Hanover Insurance Group, Inc. (Insurance)	325	40,095
The Howard Hughes Corp.* (Real Estate Management & Development)	299	37,142
The Macerich Co. (Equity Real Estate Investment Trusts)	800	44,232
The Nasdaq OMX Group, Inc. (Capital Markets)	872	74,818
The Progressive Corp. (Insurance)	4,420	313,997
The Travelers Cos., Inc. (Insurance)	2,030	263,311
Torchmark Corp. (Insurance)	784	67,965
Trustmark Corp. (Banks)	513	17,262
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,880	28,068
U.S. Bancorp (Banks)	11,611	613,177
UDR, Inc. (Equity Real Estate Investment Trusts)	2,030	82,073
UMB Financial Corp. (Banks)	345	24,461
Umpqua Holdings Corp. (Banks)	1,671	34,757
United Bankshares, Inc. (Banks)	785	28,535
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,331	26,820
Unum Group (Insurance)	1,659	64,817
Urban Edge Properties (Equity Real Estate Investment Trusts)	863	19,055
Valley National Bancorp (Banks)	2,513	28,271
Ventas, Inc. (Equity Real Estate Investment Trusts)	2,704	147,044
VEREIT, Inc. (Equity Real Estate Investment Trusts)	7,334	53,245
Vici Properties, Inc. (Equity Real Estate Investment Trusts)	533	11,523
Visa, Inc. - Class A (IT Services)	13,470	2,021,712
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,311	95,703
Voya Financial, Inc. (Diversified Financial Services)	1,219	60,548
W.R. Berkley Corp. (Insurance)	731	58,429
Washington Federal, Inc. (Thrifts & Mortgage Finance)	634	20,288
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	597	18,298
Webster Financial Corp. (Banks)	701	41,331
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	902	26,844
Wells Fargo & Co. (Banks)	32,863	1,727,279
Welltower, Inc. (Equity Real Estate Investment Trusts)	2,819	181,318
Western Alliance Bancorp* (Banks)	740	42,099
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	5,743	185,327
White Mountains Insurance Group, Ltd. (Insurance)	24	22,461
Willis Towers Watson PLC (Insurance)	991	139,672
Wintrust Financial Corp. (Banks)	431	36,609
WP Carey, Inc. (Equity Real Estate Investment Trusts)	811	52,155
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	847	20,074
Zions Bancorp (Banks)	1,474	73,921
TOTAL COMMON STOCKS (Cost $15,124,732)		40,125,869

	Principal Amount	Value
Repurchase Agreements(a) (0.2%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $67,012	$67,000	$67,000
TOTAL REPURCHASE AGREEMENTS (Cost $67,000)		67,000

TOTAL INVESTMENT SECURITIES (Cost $15,191,732) - 100.0%		40,192,869
Net other assets (liabilities) - (NM)		(11,080)

NET ASSETS - 100.0%		$40,181,789

*                           Non-income producing security.

(a)                  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(NM)    Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

ProFund VP Financials invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Banks	$12,427,072	30.8%
Capital Markets	5,728,365	14.2%
Consumer Finance	1,569,378	3.9%
Diversified Financial Services	3,246,780	8.1%
Equity Real Estate Investment Trusts	7,223,921	18.0%
Insurance	5,485,837	13.7%
IT Services	3,561,283	8.9%
Mortgage Real Estate Investment Trusts	372,485	0.9%
Professional Services	116,994	0.3%
Real Estate Management & Development	212,386	0.5%
Thrifts & Mortgage Finance	181,368	0.5%
Other**	55,920	0.2%
Total	$40,181,789	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Government Money Market ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligations (40.2%)
U.S. Treasury Bills
2.15%+, 2/28/19	$14,000,000	$13,874,992
1.88%+, 10/18/18	30,000,000	29,971,879
TOTAL U.S. TREASURY OBLIGATIONS (Cost $43,846,871)		43,846,871

Repurchase Agreements(a) (142.8%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $155,774,378	155,747,000	155,747,000
TOTAL REPURCHASE AGREEMENTS (Cost $155,747,000)		155,747,000

TOTAL INVESTMENT SECURITIES (Cost $199,593,871) - 183.0%		199,593,871
Net other assets (liabilities) - (83.0)%(b)		(90,517,082)

NET ASSETS - 100.0%		$109,076,789

+                          Reflects the effective yield or interest rate in effect at September 30, 2018.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   Amount includes $90,103,321 of net payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Health Care ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
Abbott Laboratories (Health Care Equipment & Supplies)	25,620	$1,879,482
AbbVie, Inc. (Biotechnology)	22,114	2,091,543
ABIOMED, Inc.* (Health Care Equipment & Supplies)	655	294,586
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,289	45,373
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,424	29,562
Aetna, Inc. (Health Care Providers & Services)	4,777	969,014
Agilent Technologies, Inc. (Life Sciences Tools & Services)	4,655	328,364
Agios Pharmaceuticals, Inc.* (Biotechnology)	737	56,837
Akorn, Inc.* (Pharmaceuticals)	1,374	17,835
Alexion Pharmaceuticals, Inc.* (Biotechnology)	3,255	452,478
Align Technology, Inc.* (Health Care Equipment & Supplies)	1,067	417,432
Alkermes PLC* (Biotechnology)	2,268	96,254
Allergan PLC (Pharmaceuticals)	4,660	887,637
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,308	114,476
Amgen, Inc. (Biotechnology)	9,453	1,959,512
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,089	24,165
Anthem, Inc. (Health Care Providers & Services)	3,796	1,040,294
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	690	47,265
Baxter International, Inc. (Health Care Equipment & Supplies)	7,256	559,365
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	3,907	1,019,726
Biogen, Inc.* (Biotechnology)	2,942	1,039,438
BioMarin Pharmaceutical, Inc.* (Biotechnology)	2,593	251,443
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	293	91,706
Bio-Techne Corp. (Life Sciences Tools & Services)	551	112,465
Bluebird Bio, Inc.* (Biotechnology)	791	115,486
Boston Scientific Corp.* (Health Care Equipment & Supplies)	20,196	777,546
Bristol-Myers Squibb Co. (Pharmaceuticals)	23,832	1,479,491
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	2,741	26,944
Bruker Corp. (Life Sciences Tools & Services)	1,461	48,870
Cantel Medical Corp. (Health Care Equipment & Supplies)	530	48,792
Catalent, Inc.* (Pharmaceuticals)	2,116	96,384
Celgene Corp.* (Biotechnology)	10,272	919,241
Centene Corp.* (Health Care Providers & Services)	2,998	434,050
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	701	94,313
Chemed Corp. (Health Care Providers & Services)	235	75,101
Cigna Corp. (Health Care Providers & Services)	3,554	740,121
Clovis Oncology, Inc.* (Biotechnology)	769	22,586
CVS Health Corp. (Health Care Providers & Services)	14,868	1,170,410
Danaher Corp. (Health Care Equipment & Supplies)	8,993	977,179
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	1,852	132,659
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	3,247	122,542
DexCom, Inc.* (Health Care Equipment & Supplies)	1,290	184,522
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	3,058	532,398
Eli Lilly & Co. (Pharmaceuticals)	13,959	1,497,940
Encompass Health Corp. (Health Care Providers & Services)	1,444	112,560
Endo International PLC* (Pharmaceuticals)	2,911	48,992
Envision Healthcare Corp.* (Health Care Providers & Services)	1,769	80,896
Exact Sciences Corp.* (Biotechnology)	1,793	141,504
Exelixis, Inc.* (Biotechnology)	4,352	77,117
Express Scripts Holding Co.* (Health Care Providers & Services)	8,211	780,127
FibroGen, Inc.* (Biotechnology)	1,096	66,582
Gilead Sciences, Inc. (Biotechnology)	18,931	1,461,663
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	1,070	60,733
Haemonetics Corp.* (Health Care Equipment & Supplies)	755	86,508
HCA Holdings, Inc. (Health Care Providers & Services)	3,942	548,411
HealthEquity, Inc.* (Health Care Providers & Services)	791	74,678
Henry Schein, Inc.* (Health Care Providers & Services)	2,236	190,127
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	970	91,568
Hologic, Inc.* (Health Care Equipment & Supplies)	3,974	162,855
Horizon Pharma PLC* (Pharmaceuticals)	2,433	47,638
Humana, Inc. (Health Care Providers & Services)	2,012	681,102
ICU Medical, Inc.* (Health Care Equipment & Supplies)	242	68,426
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	1,265	315,820
Illumina, Inc.* (Life Sciences Tools & Services)	2,147	788,077
Immunomedics, Inc.* (Biotechnology)	2,372	49,409
Incyte Corp.* (Biotechnology)	2,577	178,019
Inogen, Inc.* (Health Care Equipment & Supplies)	256	62,495
Insulet Corp.* (Health Care Equipment & Supplies)	862	91,329
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,032	67,978

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Intercept Pharmaceuticals, Inc.* (Biotechnology)	320	$40,435
Intrexon Corp.* (Biotechnology)	1,040	17,909
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,661	953,414
Ionis Pharmaceuticals, Inc.* (Biotechnology)	2,005	103,418
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	2,367	307,095
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	882	148,291
Johnson & Johnson (Pharmaceuticals)	39,178	5,413,223
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	1,488	258,436
LifePoint Health, Inc.* (Health Care Providers & Services)	565	36,386
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	308	84,543
LivaNova PLC* (Health Care Equipment & Supplies)	710	88,019
Loxo Oncology, Inc.* (Biotechnology)	409	69,869
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	121	25,910
Magellan Health, Inc.* (Health Care Providers & Services)	359	25,866
Mallinckrodt PLC* (Pharmaceuticals)	1,215	35,612
Masimo Corp.* (Health Care Equipment & Supplies)	701	87,303
McKesson Corp. (Health Care Providers & Services)	2,917	386,940
MEDNAX, Inc.* (Health Care Providers & Services)	1,365	63,691
Medtronic PLC (Health Care Equipment & Supplies)	19,723	1,940,151
Merck & Co., Inc. (Pharmaceuticals)	38,839	2,755,239
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	368	224,105
Molina Healthcare, Inc.* (Health Care Providers & Services)	902	134,127
Mylan N.V.* (Pharmaceuticals)	7,529	275,561
Myriad Genetics, Inc.* (Biotechnology)	1,036	47,656
Nektar Therapeutics* (Pharmaceuticals)	2,519	153,558
Neogen Corp.* (Health Care Equipment & Supplies)	757	54,148
Neurocrine Biosciences, Inc.* (Biotechnology)	1,321	162,417
NuVasive, Inc.* (Health Care Equipment & Supplies)	751	53,306
OPKO Health, Inc.* (Biotechnology)	5,311	18,376
Patterson Cos., Inc. (Health Care Providers & Services)	1,205	29,462
Penumbra, Inc.* (Health Care Equipment & Supplies)	452	67,664
Perrigo Co. PLC (Pharmaceuticals)	1,838	130,130
Pfizer, Inc. (Pharmaceuticals)	85,609	3,772,788
Portola Pharmaceuticals, Inc.* (Biotechnology)	965	25,698
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	846	93,221
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	756	28,645
Quest Diagnostics, Inc. (Health Care Providers & Services)	1,996	215,388
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,132	457,373
ResMed, Inc. (Health Care Equipment & Supplies)	2,085	240,484
Sage Therapeutics, Inc.* (Biotechnology)	681	96,191
Sarepta Therapeutics, Inc.* (Biotechnology)	912	147,297
Seattle Genetics, Inc.* (Biotechnology)	1,554	119,844
STERIS PLC (Health Care Equipment & Supplies)	1,235	141,284
Stryker Corp. (Health Care Equipment & Supplies)	4,533	805,423
Syneos Health, Inc.* (Life Sciences Tools & Services)	887	45,725
Teladoc, Inc.* (Health Care Technology)	1,016	87,732
Teleflex, Inc. (Health Care Equipment & Supplies)	669	178,014
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,211	34,465
TESARO, Inc.* (Biotechnology)	625	24,381
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	718	198,994
The Medicines Co.* (Pharmaceuticals)	959	28,684
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	5,882	1,435,678
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	689	52,598
United Therapeutics Corp.* (Biotechnology)	636	81,332
UnitedHealth Group, Inc. (Health Care Providers & Services)	14,056	3,739,459
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	1,257	160,695
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,337	149,650
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,732	719,306
Waters Corp.* (Life Sciences Tools & Services)	1,125	219,015
WellCare Health Plans, Inc.* (Health Care Providers & Services)	730	233,958
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,074	132,607
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	2,972	390,729
Zoetis, Inc. (Pharmaceuticals)	7,036	644,216

TOTAL COMMON STOCKS (Cost $19,533,545)		58,550,575

	Principal Amount	Value
Repurchase Agreements(a) (0.3%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $147,026	$147,000	$147,000
TOTAL REPURCHASE AGREEMENTS (Cost $147,000)		147,000

TOTAL INVESTMENT SECURITIES (Cost $19,680,545) - 100.3%		58,697,575
Net other assets (liabilities) - (0.3)%		(164,656)

NET ASSETS - 100.0%		$58,532,919

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Health Care invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Biotechnology	$11,417,703	19.5%
Health Care Equipment & Supplies	13,349,737	22.8%
Health Care Providers & Services	12,420,740	21.2%
Health Care Technology	87,732	0.1%
Life Sciences Tools & Services	3,788,634	6.5%
Pharmaceuticals	17,486,029	29.9%
Other**	(17,656)	NM
Total	$58,532,919	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                  Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Industrials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.4%)
3M Co. (Industrial Conglomerates)	2,985	$628,970
A.O. Smith Corp. (Building Products)	736	39,280
Accenture PLC - Class A (IT Services)	3,261	555,023
Actuant Corp. - Class A (Machinery)	310	8,649
Acuity Brands, Inc. (Electrical Equipment)	204	32,069
ADT, Inc. (Commercial Services & Supplies)	616	5,784
AECOM Technology Corp.* (Construction & Engineering)	818	26,716
AGCO Corp. (Machinery)	338	20,547
Air Lease Corp. (Trading Companies & Distributors)	493	22,619
Allegion PLC (Building Products)	483	43,745
Alliance Data Systems Corp. (IT Services)	240	56,678
Allison Transmission Holdings, Inc. (Machinery)	611	31,778
AMETEK, Inc. (Electrical Equipment)	1,180	93,362
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,528	143,663
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	146	10,264
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	197	15,415
AptarGroup, Inc. (Containers & Packaging)	316	34,046
Arconic, Inc. (Aerospace & Defense)	2,187	48,136
Armstrong World Industries, Inc.* (Building Products)	263	18,305
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	445	32,805
ASGN, Inc.* (Professional Services)	266	20,995
Automatic Data Processing, Inc. (IT Services)	2,229	335,821
Avery Dennison Corp. (Containers & Packaging)	445	48,216
Avnet, Inc. (Electronic Equipment, Instruments & Components)	589	26,370
Axon Enterprise, Inc.* (Aerospace & Defense)	297	20,324
Ball Corp. (Containers & Packaging)	1,750	76,982
Barnes Group, Inc. (Machinery)	240	17,047
Belden, Inc. (Electronic Equipment, Instruments & Components)	207	14,782
Bemis Co., Inc. (Containers & Packaging)	463	22,502
Berry Plastics Group, Inc.* (Containers & Packaging)	671	32,470
Black Knight, Inc.* (IT Services)	722	37,508
Broadridge Financial Solutions, Inc. (IT Services)	592	78,114
BWX Technologies, Inc. (Aerospace & Defense)	507	31,708
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	705	69,034
Carlisle Cos., Inc. (Industrial Conglomerates)	304	37,027
Caterpillar, Inc. (Machinery)	3,024	461,131
Cintas Corp. (Commercial Services & Supplies)	438	86,641
Clean Harbors, Inc.* (Commercial Services & Supplies)	260	18,611
Cognex Corp. (Electronic Equipment, Instruments & Components)	875	48,843
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	124	21,352
Colfax Corp.* (Machinery)	490	17,669
Conduent, Inc.* (IT Services)	935	21,056
Convergys Corp. (IT Services)	464	11,015
CoreLogic, Inc.* (IT Services)	412	20,357
Corning, Inc. (Electronic Equipment, Instruments & Components)	4,122	145,506
Covanta Holding Corp. (Commercial Services & Supplies)	592	9,620
Crane Co. (Machinery)	258	25,374
Crown Holdings, Inc.* (Containers & Packaging)	688	33,024
CSX Corp. (Road & Rail)	4,152	307,456
Cummins, Inc. (Machinery)	765	111,744
Curtiss-Wright Corp. (Aerospace & Defense)	224	30,782
Deere & Co. (Machinery)	1,637	246,091
Deluxe Corp. (Commercial Services & Supplies)	242	13,779
Dolby Laboratories, Inc. - Class A (Electronic Equipment, Instruments & Components)	328	22,950
Donaldson Co., Inc. (Machinery)	656	38,219
Dover Corp. (Machinery)	752	66,575
Dycom Industries, Inc.* (Construction & Engineering)	159	13,451
Eagle Materials, Inc. (Construction Materials)	243	20,713
Eaton Corp. PLC (Electrical Equipment)	2,205	191,240
EMCOR Group, Inc. (Construction & Engineering)	296	22,233
Emerson Electric Co. (Electrical Equipment)	3,198	244,902
EnerSys (Electrical Equipment)	214	18,646
Equifax, Inc. (Professional Services)	613	80,039
Esterline Technologies Corp.* (Aerospace & Defense)	135	12,278
Euronet Worldwide, Inc.* (IT Services)	260	26,057
Expeditors International of Washington, Inc. (Air Freight & Logistics)	887	65,221
Fastenal Co. (Trading Companies & Distributors)	1,460	84,709
FedEx Corp. (Air Freight & Logistics)	1,238	298,098
Fidelity National Information Services, Inc. (IT Services)	1,673	182,474
First Data Corp.* (IT Services)	2,871	70,253
Fiserv, Inc.* (IT Services)	2,061	169,785
FleetCor Technologies, Inc.* (IT Services)	450	102,528
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	702	43,152
Flowserve Corp. (Machinery)	666	36,424
Fluor Corp. (Construction & Engineering)	716	41,600
Fortive Corp. (Machinery)	1,565	131,774

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fortune Brands Home & Security, Inc. (Building Products)	725	$37,961
FTI Consulting, Inc.* (Professional Services)	194	14,199
Gardner Denver Holdings, Inc.* (Machinery)	547	15,502
Gates Industrial Corp. PLC* (Machinery)	236	4,602
GATX Corp. (Trading Companies & Distributors)	192	16,625
Generac Holdings, Inc.* (Electrical Equipment)	315	17,769
General Dynamics Corp. (Aerospace & Defense)	1,417	290,088
General Electric Co. (Industrial Conglomerates)	44,228	499,334
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	302	27,479
Genpact, Ltd. (IT Services)	706	21,611
Global Payments, Inc. (IT Services)	805	102,557
Graco, Inc. (Machinery)	851	39,435
GrafTech International, Ltd. (Electrical Equipment)	310	6,048
Graphic Packaging Holding Co. (Containers & Packaging)	1,579	22,122
Harris Corp. (Aerospace & Defense)	598	101,188
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	935	40,009
Healthcare Services Group, Inc. (Commercial Services & Supplies)	375	15,233
HEICO Corp. (Aerospace & Defense)	209	19,355
HEICO Corp. - Class A (Aerospace & Defense)	364	27,482
Hexcel Corp. (Aerospace & Defense)	445	29,837
Hillenbrand, Inc. (Machinery)	317	16,579
Honeywell International, Inc. (Industrial Conglomerates)	3,779	628,826
Hubbell, Inc. (Electrical Equipment)	279	37,266
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	220	56,338
IDEX Corp. (Machinery)	390	58,757
Illinois Tool Works, Inc. (Machinery)	1,570	221,559
Ingersoll-Rand PLC (Machinery)	1,248	127,670
Insperity, Inc. (Professional Services)	194	22,882
International Paper Co. (Containers & Packaging)	2,081	102,280
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	183	28,561
Itron, Inc.* (Electronic Equipment, Instruments & Components)	170	10,914
ITT, Inc. (Machinery)	446	27,322
J.B. Hunt Transport Services, Inc. (Road & Rail)	445	52,928
Jabil, Inc. (Electronic Equipment, Instruments & Components)	780	21,122
Jack Henry & Associates, Inc. (IT Services)	393	62,911
Jacobs Engineering Group, Inc. (Construction & Engineering)	607	46,435
Johnson Controls International PLC (Building Products)	4,707	164,746
Kansas City Southern Industries, Inc. (Road & Rail)	520	58,906
KBR, Inc. (Construction & Engineering)	716	15,129
Kennametal, Inc. (Machinery)	415	18,077
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	954	63,231
Kirby Corp.* (Marine)	274	22,537
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	653	22,515
Korn/Ferry International (Professional Services)	290	14,280
L3 Technologies, Inc. (Aerospace & Defense)	399	84,835
Landstar System, Inc. (Road & Rail)	209	25,498
Lennox International, Inc. (Building Products)	184	40,186
Lincoln Electric Holdings, Inc. (Machinery)	332	31,022
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	128	25,330
Lockheed Martin Corp. (Aerospace & Defense)	1,261	436,256
Louisiana-Pacific Corp. (Paper & Forest Products)	726	19,232
Macquarie Infrastructure Corp. (Transportation Infrastructure)	391	18,037
ManpowerGroup, Inc. (Professional Services)	330	28,367
Martin Marietta Materials, Inc. (Construction Materials)	321	58,406
Masco Corp. (Building Products)	1,565	57,279
MasTec, Inc.* (Construction & Engineering)	331	14,779
MAXIMUS, Inc. (IT Services)	327	21,275
Moog, Inc. - Class A (Aerospace & Defense)	165	14,185
MRC Global, Inc.* (Trading Companies & Distributors)	460	8,634
MSA Safety, Inc. (Commercial Services & Supplies)	178	18,946
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	234	20,618
Mueller Industries, Inc. (Machinery)	293	8,491
National Instruments Corp. (Electronic Equipment, Instruments & Components)	572	27,645
Navistar International Corp.* (Machinery)	332	12,782
Nielsen Holdings PLC (Professional Services)	1,813	50,148
Nordson Corp. (Machinery)	266	36,947
Norfolk Southern Corp. (Road & Rail)	1,425	257,213
Northrop Grumman Corp. (Aerospace & Defense)	886	281,190
nVent Electric PLC (Electrical Equipment)	829	22,516
Old Dominion Freight Line, Inc. (Road & Rail)	334	53,861
Oshkosh Corp. (Machinery)	372	26,501
Owens Corning (Building Products)	564	30,608
Owens-Illinois, Inc.* (Containers & Packaging)	810	15,220
PACCAR, Inc. (Machinery)	1,784	121,651
Packaging Corp. of America (Containers & Packaging)	481	52,761
Parker-Hannifin Corp. (Machinery)	674	123,969
Paychex, Inc. (IT Services)	1,629	119,976
PayPal Holdings, Inc.* (IT Services)	6,024	529,149
Pentair PLC (Machinery)	821	35,590
PerkinElmer, Inc. (Life Sciences Tools & Services)	564	54,860
Quanta Services, Inc.* (Construction & Engineering)	757	25,269

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Raytheon Co. (Aerospace & Defense)	1,452	$300,070
Regal Beloit Corp. (Electrical Equipment)	221	18,221
Republic Services, Inc. - Class A (Commercial Services & Supplies)	1,109	80,580
Robert Half International, Inc. (Professional Services)	623	43,847
Rockwell Automation, Inc. (Electrical Equipment)	627	117,575
Rockwell Collins, Inc. (Aerospace & Defense)	836	117,433
Roper Technologies, Inc. (Industrial Conglomerates)	526	155,806
Ryder System, Inc. (Road & Rail)	270	19,729
Sabre Corp. (IT Services)	1,274	33,226
Sealed Air Corp. (Containers & Packaging)	808	32,441
Sensata Technologies Holding PLC* (Electrical Equipment)	864	42,811
Silgan Holdings, Inc. (Containers & Packaging)	394	10,953
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	206	15,520
Snap-on, Inc. (Machinery)	287	52,693
Sonoco Products Co. (Containers & Packaging)	507	28,139
Spirit AeroSystems Holdings, Inc. - Class A (Aerospace & Defense)	542	49,685
Square, Inc.* - Class A (IT Services)	1,535	151,980
Stericycle, Inc.* (Commercial Services & Supplies)	437	25,643
Summit Materials, Inc.* - Class A (Construction Materials)	568	10,326
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,773	155,899
Teledyne Technologies, Inc.* (Aerospace & Defense)	183	45,142
Terex Corp. (Machinery)	330	13,170
Tetra Tech, Inc. (Commercial Services & Supplies)	282	19,261
Textron, Inc. (Aerospace & Defense)	1,264	90,338
The Boeing Co. (Aerospace & Defense)	2,719	1,011,195
The Brink’s Co. (Commercial Services & Supplies)	259	18,065
The Middleby Corp.* (Machinery)	284	36,735
The Sherwin-Williams Co. (Chemicals)	418	190,278
The Timken Co. (Machinery)	353	17,597
The Toro Co. (Machinery)	535	32,084
The Western Union Co. (IT Services)	2,276	43,381
Total System Services, Inc. (IT Services)	854	84,324
TransDigm Group, Inc.* (Aerospace & Defense)	246	91,586
TransUnion (Professional Services)	940	69,165
Trex Co., Inc.* (Building Products)	299	23,017
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	1,272	55,281
TriNet Group, Inc.* (Professional Services)	223	12,559
Trinity Industries, Inc. (Machinery)	752	27,553
Union Pacific Corp. (Road & Rail)	3,763	612,728
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	3,529	412,010
United Rentals, Inc.* (Trading Companies & Distributors)	421	68,876
United Technologies Corp. (Aerospace & Defense)	3,827	535,053
Univar, Inc.* (Trading Companies & Distributors)	583	17,875
USG Corp.* (Building Products)	433	18,753
Valmont Industries, Inc. (Construction & Engineering)	114	15,789
Verisk Analytics, Inc.* - Class A (Professional Services)	838	101,021
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	672	13,675
Vulcan Materials Co. (Construction Materials)	673	74,838
W.W. Grainger, Inc. (Trading Companies & Distributors)	231	82,562
Wabtec Corp. (Machinery)	437	45,833
Waste Management, Inc. (Commercial Services & Supplies)	2,007	181,353
Watsco, Inc. (Trading Companies & Distributors)	163	29,030
Welbilt, Inc.* (Machinery)	663	13,843
WESCO International, Inc.* (Trading Companies & Distributors)	240	14,748
WestRock Co. (Containers & Packaging)	1,298	69,365
WEX, Inc.* (IT Services)	219	43,966
Woodward, Inc. (Machinery)	283	22,883
Worldpay, Inc.* (IT Services)	1,536	155,551
XPO Logistics, Inc.* (Air Freight & Logistics)	646	73,754
Xylem, Inc. (Machinery)	914	73,001
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	273	48,275
TOTAL COMMON STOCKS (Cost $7,656,516)		18,477,655

TOTAL INVESTMENT SECURITIES (Cost $7,656,516) - 100.4%		18,477,655
Net other assets (liabilities) - (0.4)%		(66,998)

NET ASSETS - 100.0%		$18,410,657

*       Non-income producing security.

See accompanying notes to schedules of portfolio investments.

ProFund VP Industrials invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$3,724,484	20.2%
Air Freight & Logistics	918,117	5.0%
Building Products	473,880	2.6%
Chemicals	190,278	1.0%
Commercial Services & Supplies	493,516	2.7%
Construction & Engineering	221,401	1.2%
Construction Materials	164,283	0.9%
Containers & Packaging	580,521	3.2%
Electrical Equipment	842,425	4.6%
Electronic Equipment, Instruments & Components	959,620	5.2%
Industrial Conglomerates	1,949,963	10.6%
IT Services	3,036,576	16.5%
Life Sciences Tools & Services	54,860	0.3%
Machinery	2,474,870	13.4%
Marine	22,537	0.1%
Paper & Forest Products	19,232	0.1%
Professional Services	457,502	2.5%
Road & Rail	1,438,313	7.8%
Trading Companies & Distributors	437,240	2.4%
Transportation Infrastructure	18,037	0.1%
Other**	(66,998)	(0.4)%
Total	$18,410,657	100.0%

**     Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.6%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $7,267,277	$7,266,000	$7,266,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,266,000)		7,266,000

TOTAL INVESTMENT SECURITIES (Cost $7,266,000) - 99.6%		7,266,000
Net other assets (liabilities) - 0.4%		29,699

NET ASSETS - 100.0%		$7,295,699

(a)      A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2018, the aggregate amount held in a segregated account was $1,171,000.

(b)      The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements - Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	10/29/18	2.50%	$3,093,875	$(26,857)
MSCI EAFE Index	UBS AG	10/29/18	3.00%	4,181,940	(35,588)
				$7,275,815	$(62,445)

(1)      Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.

(2)      Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Internet ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.2%)
2U, Inc.* (Software)	5,464	$410,838
8x8, Inc.* (Software)	14,076	299,115
Akamai Technologies, Inc.* (IT Services)	9,012	659,228
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,200	1,448,496
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,237	1,476,322
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,518	3,040,554
Arista Networks, Inc.* (Communications Equipment)	2,637	701,073
Blucora, Inc.* (Capital Markets)	8,287	333,552
Box, Inc.* - Class A (Software)	16,851	402,907
Citrix Systems, Inc.* (Software)	6,422	713,870
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	6,103	340,547
Cornerstone OnDemand, Inc.* (Software)	6,589	373,926
Dropbox, Inc.* (Software)	9,720	260,788
E*TRADE Financial Corp.* (Capital Markets)	13,228	693,015
eBay, Inc.* (Internet & Direct Marketing Retail)	29,005	957,745
Ebix, Inc. (Software)	3,806	301,245
Endurance International Group Holdings, Inc.* (IT Services)	22,321	196,425
Expedia, Inc. (Internet & Direct Marketing Retail)	5,673	740,213
Facebook, Inc.* - Class A (Interactive Media & Services)	14,091	2,317,406
GoDaddy, Inc.* - Class A (IT Services)	8,489	707,898
Groupon, Inc.* (Internet & Direct Marketing Retail)	74,273	280,009
GrubHub, Inc.* (Internet & Direct Marketing Retail)	4,806	666,208
Hubspot, Inc.* (Software)	3,111	469,605
j2 Global, Inc. (Software)	5,048	418,227
Juniper Networks, Inc. (Communications Equipment)	21,956	658,021
LogMeIn, Inc. (Software)	5,170	460,647
Netflix, Inc.* (Entertainment)	4,573	1,710,897
NETGEAR, Inc.* (Communications Equipment)	4,878	306,582
New Relic, Inc.* (Software)	4,237	399,253
Okta, Inc.* (IT Services)	6,814	479,433
Pandora Media, Inc.* (Entertainment)	35,728	339,773
PayPal Holdings, Inc.* (IT Services)	15,635	1,373,378
Salesforce.com, Inc.* (Software)	9,593	1,525,574
Snap, Inc.* (Interactive Media & Services)	55,962	474,558
TD Ameritrade Holding Corp. (Capital Markets)	13,344	704,963
TripAdvisor, Inc.* (Interactive Media & Services)	9,297	474,798
Twitter, Inc.* (Interactive Media & Services)	28,577	813,301
Veeva Systems, Inc.* - Class A (Health Care Technology)	6,488	706,349
VeriSign, Inc.* (IT Services)	4,825	772,579
Vonage Holdings Corp.* (Diversified Telecommunication Services)	26,713	378,256
Web.com Group, Inc.* (IT Services)	9,709	270,881
TOTAL COMMON STOCKS (Cost $15,198,600)		30,058,455

TOTAL INVESTMENT SECURITIES (Cost $15,198,600) - 100.2%		30,058,455
Net other assets (liabilities) - (0.2)%		(47,769)

NET ASSETS - 100.0%		$30,010,686

*         Non-income producing security.

See accompanying notes to schedules of portfolio investments.

ProFund VP Internet invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Capital Markets	$1,731,530	5.8%
Communications Equipment	1,665,676	5.6%
Diversified Telecommunication Services	718,803	2.4%
Entertainment	2,050,670	6.8%
Health Care Technology	706,349	2.4%
Interactive Media & Services	7,004,881	23.4%
Internet & Direct Marketing Retail	5,684,729	18.9%
IT Services	4,459,822	14.9%
Software	6,035,995	20.0%
Other**	(47,769)	(0.2)%
Total	$30,010,686	100.0%

**       Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Japan ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (95.6%)(a)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $10,561,856	$10,560,000	$10,560,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,560,000)		10,560,000

TOTAL INVESTMENT SECURITIES (Cost $10,560,000) - 95.6%		10,560,000
Net other assets (liabilities) - 4.4%		488,832

NET ASSETS - 100.0%		$11,048,832

(a)      The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	91	12/14/18	$10,997,350	$681,862

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Large-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.6%)
3M Co. (Industrial Conglomerates)	1,554	$327,443
A.O. Smith Corp. (Building Products)	370	19,747
Abbott Laboratories (Health Care Equipment & Supplies)	4,662	342,003
AbbVie, Inc. (Biotechnology)	4,070	384,940
ABIOMED, Inc.* (Health Care Equipment & Supplies)	148	66,563
Accenture PLC - Class A (IT Services)	1,110	188,922
Activision Blizzard, Inc. (Entertainment)	1,998	166,214
Adobe Systems, Inc.* (Software)	1,332	359,573
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	814	25,144
Aetna, Inc. (Health Care Providers & Services)	444	90,065
Affiliated Managers Group, Inc. (Capital Markets)	74	10,117
Agilent Technologies, Inc. (Life Sciences Tools & Services)	814	57,420
Air Products & Chemicals, Inc. (Chemicals)	222	37,085
Akamai Technologies, Inc.* (IT Services)	148	10,826
Albemarle Corp. (Chemicals)	148	14,767
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	148	18,617
Alexion Pharmaceuticals, Inc.* (Biotechnology)	296	41,147
Align Technology, Inc.* (Health Care Equipment & Supplies)	222	86,851
Allegion PLC (Building Products)	148	13,404
Alliance Data Systems Corp. (IT Services)	74	17,476
Alphabet, Inc.* - Class A (Interactive Media & Services)	814	982,563
Alphabet, Inc.* - Class C (Interactive Media & Services)	814	971,485
Altria Group, Inc. (Tobacco)	2,812	169,592
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,110	2,223,330
American Airlines Group, Inc. (Airlines)	592	24,467
American Express Co. (Consumer Finance)	1,110	118,204
American Tower Corp. (Equity Real Estate Investment Trusts)	1,184	172,035
American Water Works Co., Inc. (Water Utilities)	296	26,039
Ameriprise Financial, Inc. (Capital Markets)	296	43,707
AMETEK, Inc. (Electrical Equipment)	592	46,839
Amgen, Inc. (Biotechnology)	1,036	214,752
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	814	76,533
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	962	88,947
ANSYS, Inc.* (Software)	222	41,443
Anthem, Inc. (Health Care Providers & Services)	370	101,399
Aon PLC (Insurance)	370	56,899
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	148	6,531
Apple, Inc. (Technology Hardware, Storage & Peripherals)	12,210	2,756,285
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,590	100,104
Aptiv PLC (Auto Components)	740	62,086
Arista Networks, Inc.* (Communications Equipment)	148	39,347
Arthur J. Gallagher & Co. (Insurance)	222	16,526
Autodesk, Inc.* (Software)	370	57,761
Automatic Data Processing, Inc. (IT Services)	1,184	178,381
AutoZone, Inc.* (Specialty Retail)	74	57,402
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	148	26,810
Avery Dennison Corp. (Containers & Packaging)	222	24,054
Bank of America Corp. (Banks)	11,914	350,987
Baxter International, Inc. (Health Care Equipment & Supplies)	740	57,047
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	740	193,140
Biogen, Inc.* (Biotechnology)	370	130,725
BlackRock, Inc. - Class A (Capital Markets)	222	104,635
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	148	293,632
BorgWarner, Inc. (Auto Components)	370	15,829
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	148	18,217
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,700	142,450
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,738	169,975
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,184	292,128
Broadridge Financial Solutions, Inc. (IT Services)	296	39,057
Brown-Forman Corp. - Class B (Beverages)	296	14,963
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	518	11,665
Cadence Design Systems, Inc.* (Software)	740	33,537
CarMax, Inc.* (Specialty Retail)	222	16,577
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	518	33,033
Caterpillar, Inc. (Machinery)	814	124,126
CBOE Holdings, Inc. (Capital Markets)	296	28,404
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	814	35,897
CBS Corp. - Class B (Media)	370	21,257
Celgene Corp.* (Biotechnology)	1,850	165,557
Centene Corp.* (Health Care Providers & Services)	518	74,996
Cerner Corp.* (Health Care Technology)	888	57,196
CF Industries Holdings, Inc. (Chemicals)	296	16,114
Charter Communications, Inc.* - Class A (Media)	444	144,691
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	74	33,634

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Church & Dwight Co., Inc. (Household Products)	370		$21,967
Cigna Corp. (Health Care Providers & Services)	666		138,695
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	74		6,878
Cintas Corp. (Commercial Services & Supplies)	222		43,914
Cisco Systems, Inc. (Communications Equipment)	5,624		273,608
Citrix Systems, Inc.* (Software)	222		24,678
CME Group, Inc. (Capital Markets)	592		100,764
Cognizant Technology Solutions Corp. (IT Services)	1,554		119,891
Colgate-Palmolive Co. (Household Products)	1,110		74,315
Comcast Corp. - Class A (Media)	6,068		214,867
Comerica, Inc. (Banks)	222		20,024
Constellation Brands, Inc. - Class A (Beverages)	444		95,735
Copart, Inc.* (Commercial Services & Supplies)	518		26,693
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,146		75,754
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	740		82,384
CSX Corp. (Road & Rail)	2,146		158,911
D.R. Horton, Inc. (Household Durables)	888		37,456
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	222		24,684
Deere & Co. (Machinery)	444		66,747
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	296		33,294
Dollar General Corp. (Multiline Retail)	370		40,441
Dollar Tree, Inc.* (Multiline Retail)	666		54,312
Dominion Resources, Inc. (Multi-Utilities)	666		46,807
Dover Corp. (Machinery)	222		19,654
DXC Technology Co. (IT Services)	370		34,602
E*TRADE Financial Corp.* (Capital Markets)	666		34,892
eBay, Inc.* (Internet & Direct Marketing Retail)	2,516		83,078
Ecolab, Inc. (Chemicals)	296		46,407
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	592		103,067
Electronic Arts, Inc.* (Entertainment)	814		98,079
Eli Lilly & Co. (Pharmaceuticals)	1,554		166,760
Emerson Electric Co. (Electrical Equipment)	666		51,003
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	518		66,081
Equifax, Inc. (Professional Services)	222		28,987
Equinix, Inc. (Equity Real Estate Investment Trusts)	222		96,102
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	74		18,257
Expedia, Inc. (Internet & Direct Marketing Retail)	222		28,967
Expeditors International of Washington, Inc. (Air Freight & Logistics)	222		16,324
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	370		32,057
F5 Networks, Inc.* (Communications Equipment)	74		14,757
Facebook, Inc.* - Class A (Interactive Media & Services)	6,438		1,058,794
Fastenal Co. (Trading Companies & Distributors)	444		25,761
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	74		9,359
FedEx Corp. (Air Freight & Logistics)	370		89,092
Fidelity National Information Services, Inc. (IT Services)	518		56,498
First Horizon National Corp. (Banks)	—	(a)	—	(b)
FirstEnergy Corp. (Electric Utilities)	518		19,254
Fiserv, Inc.* (IT Services)	1,110		91,442
FleetCor Technologies, Inc.* (IT Services)	222		50,580
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	222		13,646
FMC Corp. (Chemicals)	370		32,257
Fortive Corp. (Machinery)	518		43,616
Fortune Brands Home & Security, Inc. (Building Products)	370		19,373
Garmin, Ltd. (Household Durables)	148		10,367
Gartner, Inc.* (IT Services)	222		35,187
General Dynamics Corp. (Aerospace & Defense)	370		75,746
General Mills, Inc. (Food Products)	592		25,409
Gilead Sciences, Inc. (Biotechnology)	2,220		171,406
Global Payments, Inc. (IT Services)	444		56,566
H & R Block, Inc. (Diversified Consumer Services)	370		9,528
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	370		6,819
Harris Corp. (Aerospace & Defense)	222		37,565
Hasbro, Inc. (Leisure Products)	148		15,558
HCA Holdings, Inc. (Health Care Providers & Services)	370		51,474
Hess Corp. (Oil, Gas & Consumable Fuels)	222		15,891
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	296		23,911
Hologic, Inc.* (Health Care Equipment & Supplies)	740		30,325
Honeywell International, Inc. (Industrial Conglomerates)	1,184		197,018
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	74		18,950
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	222		55,425
Illinois Tool Works, Inc. (Machinery)	814		114,871
Illumina, Inc.* (Life Sciences Tools & Services)	370		135,812
Incyte Corp.* (Biotechnology)	444		30,672
Ingersoll-Rand PLC (Machinery)	296		30,281
Intel Corp. (Semiconductors & Semiconductor Equipment)	7,030		332,449
Intercontinental Exchange, Inc. (Capital Markets)	1,554		116,379
International Flavors & Fragrances, Inc. (Chemicals)	148		20,590
Intuit, Inc. (Software)	666		151,448
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	296		169,904
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	74		11,549
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	222		28,802

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	370	$12,772
J.B. Hunt Transport Services, Inc. (Road & Rail)	148	17,603
Johnson & Johnson (Pharmaceuticals)	3,848	531,679
Kansas City Southern Industries, Inc. (Road & Rail)	148	16,765
Kellogg Co. (Food Products)	222	15,544
Kimberly-Clark Corp. (Household Products)	444	50,456
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	444	45,159
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	148	25,705
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	444	67,355
Lennar Corp. - Class A (Household Durables)	444	20,730
LKQ Corp.* (Distributors)	518	16,405
Lockheed Martin Corp. (Aerospace & Defense)	444	153,606
Lowe’s Cos., Inc. (Specialty Retail)	1,480	169,934
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	740	97,745
Marsh & McLennan Cos., Inc. (Insurance)	740	61,213
Martin Marietta Materials, Inc. (Construction Materials)	74	13,464
Masco Corp. (Building Products)	518	18,959
MasterCard, Inc. - Class A (IT Services)	2,442	543,614
Mattel, Inc.* (Leisure Products)	222	3,485
McCormick & Co., Inc. (Food Products)	148	19,499
McDonald’s Corp. (Hotels, Restaurants & Leisure)	2,072	346,624
Medtronic PLC (Health Care Equipment & Supplies)	1,554	152,867
Merck & Co., Inc. (Pharmaceuticals)	2,590	183,735
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	74	45,065
MGM Resorts International (Hotels, Restaurants & Leisure)	592	16,523
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	370	25,367
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	592	46,715
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,108	140,575
Microsoft Corp. (Software)	17,646	2,018,173
Mohawk Industries, Inc.* (Household Durables)	74	12,976
Monster Beverage Corp.* (Beverages)	1,036	60,378
Moody’s Corp. (Capital Markets)	444	74,237
Motorola Solutions, Inc. (Communications Equipment)	444	57,782
MSCI, Inc. - Class A (Capital Markets)	222	39,385
Nektar Therapeutics* (Pharmaceuticals)	444	27,066
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	666	57,203
Netflix, Inc.* (Entertainment)	1,184	442,969
NextEra Energy, Inc. (Electric Utilities)	666	111,621
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,294	194,348
Norfolk Southern Corp. (Road & Rail)	370	66,785
Northern Trust Corp. (Capital Markets)	296	30,230
Northrop Grumman Corp. (Aerospace & Defense)	296	93,942
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	518	29,749
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	444	16,606
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,628	457,501
Oracle Corp. (Software)	3,848	198,403
O’Reilly Automotive, Inc.* (Specialty Retail)	148	51,403
Packaging Corp. of America (Containers & Packaging)	148	16,234
Parker-Hannifin Corp. (Machinery)	222	40,832
Paychex, Inc. (IT Services)	518	38,151
PayPal Holdings, Inc.* (IT Services)	3,182	279,507
PepsiCo, Inc. (Beverages)	1,850	206,830
PerkinElmer, Inc. (Life Sciences Tools & Services)	148	14,396
Perrigo Co. PLC (Pharmaceuticals)	148	10,478
Pfizer, Inc. (Pharmaceuticals)	7,178	316,334
Philip Morris International, Inc. (Tobacco)	2,072	168,951
PPG Industries, Inc. (Chemicals)	296	32,302
Praxair, Inc. (Chemicals)	370	59,470
Principal Financial Group, Inc. (Insurance)	296	17,343
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,702	115,379
Public Storage (Equity Real Estate Investment Trusts)	222	44,762
PulteGroup, Inc. (Household Durables)	666	16,497
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	370	28,449
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,332	95,944
Raymond James Financial, Inc. (Capital Markets)	148	13,623
Raytheon Co. (Aerospace & Defense)	444	91,757
Red Hat, Inc.* (Software)	444	60,508
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	222	89,697
Republic Services, Inc. - Class A (Commercial Services & Supplies)	296	21,507
ResMed, Inc. (Health Care Equipment & Supplies)	370	42,676
Robert Half International, Inc. (Professional Services)	222	15,624
Rockwell Automation, Inc. (Electrical Equipment)	222	41,629
Rockwell Collins, Inc. (Aerospace & Defense)	444	62,369
Rollins, Inc. (Commercial Services & Supplies)	296	17,964
Roper Technologies, Inc. (Industrial Conglomerates)	296	87,678
Ross Stores, Inc. (Specialty Retail)	666	66,001
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	296	38,462
S&P Global, Inc. (Capital Markets)	666	130,131
Salesforce.com, Inc.* (Software)	1,998	317,742
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	296	47,546
Sealed Air Corp. (Containers & Packaging)	148	5,942
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	370	65,398

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	444	$40,275
Southwest Airlines Co. (Airlines)	888	55,456
Stanley Black & Decker, Inc. (Machinery)	296	43,346
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,294	130,391
Stryker Corp. (Health Care Equipment & Supplies)	814	144,632
SVB Financial Group* (Banks)	148	46,003
Symantec Corp. (Software)	740	15,747
Synopsys, Inc.* (Software)	370	36,486
T. Rowe Price Group, Inc. (Capital Markets)	666	72,714
Take-Two Interactive Software, Inc.* (Entertainment)	222	30,634
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	296	14,880
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	666	58,561
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,590	277,881
The Allstate Corp. (Insurance)	444	43,823
The Boeing Co. (Aerospace & Defense)	1,406	522,891
The Charles Schwab Corp. (Capital Markets)	3,182	156,396
The Clorox Co. (Household Products)	222	33,391
The Coca-Cola Co. (Beverages)	4,588	211,920
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	148	41,018
The Estee Lauder Cos., Inc. - Class A (Personal Products)	592	86,029
The Hershey Co. (Food Products)	222	22,644
The Home Depot, Inc. (Specialty Retail)	3,034	628,492
The Nasdaq OMX Group, Inc. (Capital Markets)	148	12,698
The Procter & Gamble Co. (Household Products)	2,442	203,247
The Progressive Corp. (Insurance)	1,554	110,395
The Sherwin-Williams Co. (Chemicals)	222	101,057
The TJX Cos., Inc. (Specialty Retail)	740	82,895
The Walt Disney Co. (Entertainment)	1,850	216,339
The Western Union Co. (IT Services)	444	8,463
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	740	180,619
Tiffany & Co. (Specialty Retail)	148	19,088
Torchmark Corp. (Insurance)	148	12,830
Total System Services, Inc. (IT Services)	444	43,841
Tractor Supply Co. (Specialty Retail)	148	13,450
TransDigm Group, Inc.* (Aerospace & Defense)	148	55,100
TripAdvisor, Inc.* (Interactive Media & Services)	74	3,779
Twitter, Inc.* (Interactive Media & Services)	1,924	54,757
UDR, Inc. (Equity Real Estate Investment Trusts)	444	17,951
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	74	20,877
Union Pacific Corp. (Road & Rail)	1,036	168,693
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	888	103,674
United Rentals, Inc.* (Trading Companies & Distributors)	222	36,319
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,590	689,043
V.F. Corp. (Textiles, Apparel & Luxury Goods)	518	48,407
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	148	16,566
VeriSign, Inc.* (IT Services)	296	47,396
Verisk Analytics, Inc.* - Class A (Professional Services)	296	35,683
Vertex Pharmaceuticals, Inc.* (Biotechnology)	666	128,365
Visa, Inc. - Class A (IT Services)	4,736	710,825
Vornado Realty Trust (Equity Real Estate Investment Trusts)	296	21,608
Vulcan Materials Co. (Construction Materials)	148	16,458
Waste Management, Inc. (Commercial Services & Supplies)	1,036	93,613
Waters Corp.* (Life Sciences Tools & Services)	222	43,219
WEC Energy Group, Inc. (Multi-Utilities)	370	24,701
WellCare Health Plans, Inc.* (Health Care Providers & Services)	74	23,716
Willis Towers Watson PLC (Insurance)	148	20,859
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	296	37,610
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	444	35,595
Xylem, Inc. (Machinery)	296	23,642
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	370	33,637
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	296	38,915
Zoetis, Inc. (Pharmaceuticals)	1,258	115,182
TOTAL COMMON STOCKS (Cost $15,386,658)		35,795,536

	Principal Amount	Value
Repurchase Agreements(c) (0.5%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $191,034	$191,000	$191,000
TOTAL REPURCHASE AGREEMENTS (Cost $191,000)		191,000

TOTAL INVESTMENT SECURITIES (Cost $15,577,658) - 100.1%		35,986,536
Net other assets (liabilities) - (0.1)%		(60,332)

NET ASSETS - 100.0%		$35,926,204

*                           Non-income producing security.

(a)                   Number of shares is less than 0.50.

(b)                   Amount is less than $0.50.

(c)                    The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Large-Cap Growth invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$1,111,926	3.1%
Air Freight & Logistics	209,090	0.6%
Airlines	79,923	0.2%
Auto Components	77,915	0.2%
Banks	417,014	1.2%
Beverages	589,826	1.7%
Biotechnology	1,357,261	3.8%
Building Products	71,483	0.2%
Capital Markets	968,312	2.7%
Chemicals	360,049	1.0%
Commercial Services & Supplies	203,691	0.6%
Communications Equipment	385,494	1.1%
Construction Materials	29,922	0.1%
Consumer Finance	118,204	0.3%
Containers & Packaging	46,230	0.1%
Distributors	16,405	NM
Diversified Consumer Services	9,528	NM
Electric Utilities	130,875	0.4%
Electrical Equipment	139,471	0.4%
Electronic Equipment, Instruments & Components	236,043	0.7%
Entertainment	954,235	2.7%
Equity Real Estate Investment Trusts	839,079	2.3%
Food Products	83,096	0.2%
Health Care Equipment & Supplies	1,683,449	4.7%
Health Care Providers & Services	1,195,093	3.3%
Health Care Technology	57,196	0.2%
Hotels, Restaurants & Leisure	846,003	2.4%
Household Durables	98,026	0.3%
Household Products	383,376	1.1%
Independent Power and Renewable Electricity Producers	16,606	NM
Industrial Conglomerates	612,139	1.7%
Insurance	339,888	0.9%
Interactive Media & Services	3,071,378	8.4%
Internet & Direct Marketing Retail	2,629,007	7.3%
IT Services	2,551,225	7.1%
Leisure Products	19,043	0.1%
Life Sciences Tools & Services	505,333	1.4%
Machinery	507,115	1.4%
Media	380,815	1.1%
Multiline Retail	94,753	0.3%
Multi-Utilities	71,508	0.2%
Oil, Gas & Consumable Fuels	100,515	0.3%
Personal Products	86,029	0.2%
Pharmaceuticals	1,521,209	4.2%
Professional Services	80,294	0.2%
Real Estate Management & Development	35,897	0.1%
Road & Rail	428,757	1.2%
Semiconductors & Semiconductor Equipment	2,074,221	5.8%
Software	3,315,499	9.2%
Specialty Retail	1,126,119	3.1%
Technology Hardware, Storage & Peripherals	2,813,488	7.8%
Textiles, Apparel & Luxury Goods	289,821	0.8%
Tobacco	338,543	0.9%
Trading Companies & Distributors	62,080	0.2%
Water Utilities	26,039	0.1%
Other**	130,668	0.4%
Total	$35,926,204	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Large-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.8%)
Accenture PLC - Class A (IT Services)	381	$64,846
Advance Auto Parts, Inc. (Specialty Retail)	127	21,378
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	762	23,538
Aetna, Inc. (Health Care Providers & Services)	254	51,524
Affiliated Managers Group, Inc. (Capital Markets)	127	17,363
Aflac, Inc. (Insurance)	1,016	47,823
Air Products & Chemicals, Inc. (Chemicals)	254	42,431
Akamai Technologies, Inc.* (IT Services)	127	9,290
Alaska Air Group, Inc. (Airlines)	127	8,745
Albemarle Corp. (Chemicals)	127	12,672
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	127	15,975
Alexion Pharmaceuticals, Inc.* (Biotechnology)	127	17,654
Allegion PLC (Building Products)	127	11,502
Allergan PLC (Pharmaceuticals)	508	96,764
Alliance Data Systems Corp. (IT Services)	127	29,992
Alliant Energy Corp. (Electric Utilities)	381	16,219
Altria Group, Inc. (Tobacco)	1,143	68,934
Ameren Corp. (Multi-Utilities)	381	24,087
American Airlines Group, Inc. (Airlines)	254	10,498
American Electric Power Co., Inc. (Electric Utilities)	635	45,009
American Express Co. (Consumer Finance)	381	40,573
American International Group, Inc. (Insurance)	1,270	67,614
American Water Works Co., Inc. (Water Utilities)	127	11,172
Ameriprise Financial, Inc. (Capital Markets)	127	18,753
AmerisourceBergen Corp. (Health Care Providers & Services)	254	23,424
Amgen, Inc. (Biotechnology)	381	78,978
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	762	51,366
Anthem, Inc. (Health Care Providers & Services)	127	34,804
Aon PLC (Insurance)	127	19,530
Apache Corp. (Oil, Gas & Consumable Fuels)	508	24,216
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	127	5,605
Archer-Daniels-Midland Co. (Food Products)	762	38,306
Arconic, Inc. (Aerospace & Defense)	635	13,976
Arthur J. Gallagher & Co. (Insurance)	127	9,454
Assurant, Inc. (Insurance)	127	13,710
AT&T, Inc. (Diversified Telecommunication Services)	10,160	341,172
Autodesk, Inc.* (Software)	127	19,826
AutoZone, Inc.* (Specialty Retail)	127	98,514
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	127	23,006
Baker Hughes, Inc. - Class A (Energy Equipment & Services)	635	21,482
Ball Corp. (Containers & Packaging)	508	22,347
Bank of America Corp. (Banks)	6,731	198,295
Baxter International, Inc. (Health Care Equipment & Supplies)	254	19,581
BB&T Corp. (Banks)	1,016	49,317
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	2,667	571,031
Best Buy Co., Inc. (Specialty Retail)	381	30,236
Biogen, Inc.* (Biotechnology)	127	44,870
BlackRock, Inc. - Class A (Capital Markets)	127	59,859
BorgWarner, Inc. (Auto Components)	127	5,433
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	127	15,632
Brighthouse Financial, Inc.* (Insurance)	127	5,618
Bristol-Myers Squibb Co. (Pharmaceuticals)	889	55,189
Brown-Forman Corp. - Class B (Beverages)	127	6,420
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	254	24,872
CA, Inc. (Software)	381	16,821
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	381	8,580
Campbell Soup Co. (Food Products)	254	9,304
Capital One Financial Corp. (Consumer Finance)	635	60,280
Cardinal Health, Inc. (Health Care Providers & Services)	381	20,574
CarMax, Inc.* (Specialty Retail)	127	9,483
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	254	16,198
Caterpillar, Inc. (Machinery)	381	58,099
CBS Corp. - Class B (Media)	254	14,592
CenterPoint Energy, Inc. (Multi-Utilities)	635	17,558
CenturyLink, Inc. (Diversified Telecommunication Services)	1,270	26,924
CF Industries Holdings, Inc. (Chemicals)	127	6,914
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,667	326,121
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	127	57,724
Chubb, Ltd. (Insurance)	635	84,860
Church & Dwight Co., Inc. (Household Products)	127	7,540
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	127	11,803
Cincinnati Financial Corp. (Insurance)	254	19,510
Cisco Systems, Inc. (Communications Equipment)	3,429	166,821
Citigroup, Inc. (Banks)	3,556	255,107
Citizens Financial Group, Inc. (Banks)	635	24,492
Citrix Systems, Inc.* (Software)	127	14,117
CME Group, Inc. (Capital Markets)	127	21,617
CMS Energy Corp. (Multi-Utilities)	381	18,669
Colgate-Palmolive Co. (Household Products)	635	42,513
Comcast Corp. - Class A (Media)	3,175	112,426

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Comerica, Inc. (Banks)	127		$11,455
ConAgra Foods, Inc. (Food Products)	508		17,257
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	254		38,799
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,651		127,787
Consolidated Edison, Inc. (Multi-Utilities)	381		29,028
Costco Wholesale Corp. (Food & Staples Retailing)	635		149,148
Coty, Inc. (Personal Products)	635		7,976
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	127		14,139
Cummins, Inc. (Machinery)	254		37,102
CVS Health Corp. (Health Care Providers & Services)	1,397		109,972
Danaher Corp. (Health Care Equipment & Supplies)	889		96,599
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	127		14,121
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	127		9,097
Deere & Co. (Machinery)	254		38,184
Delta Air Lines, Inc. (Airlines)	889		51,411
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	254		9,586
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	762		30,434
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	127		14,285
Discover Financial Services (Consumer Finance)	508		38,837
Discovery Communications, Inc.* - Class A (Media)	254		8,128
Discovery Communications, Inc.* - Class C (Media)	508		15,027
Dish Network Corp.* - Class A (Media)	381		13,625
Dollar General Corp. (Multiline Retail)	254		27,762
Dominion Resources, Inc. (Multi-Utilities)	508		35,702
Dover Corp. (Machinery)	127		11,243
DowDuPont, Inc. (Chemicals)	3,175		204,185
DTE Energy Co. (Multi-Utilities)	254		27,719
Duke Energy Corp. (Electric Utilities)	1,016		81,299
Duke Realty Corp. (Equity Real Estate Investment Trusts)	508		14,412
DXC Technology Co. (IT Services)	127		11,877
Eastman Chemical Co. (Chemicals)	254		24,313
Eaton Corp. PLC (Electrical Equipment)	635		55,073
Ecolab, Inc. (Chemicals)	254		39,822
Edison International (Electric Utilities)	508		34,381
Eli Lilly & Co. (Pharmaceuticals)	508		54,513
Emerson Electric Co. (Electrical Equipment)	508		38,903
Entergy Corp. (Electric Utilities)	254		20,607
Envision Healthcare Corp.* (Health Care Providers & Services)	127		5,808
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	508		64,806
EQT Corp. (Oil, Gas & Consumable Fuels)	381		16,852
Equifax, Inc. (Professional Services)	127		16,582
Equity Residential (Equity Real Estate Investment Trusts)	508		33,660
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	127		31,332
Everest Re Group, Ltd. (Insurance)	127		29,016
Evergy, Inc. (Electric Utilities)	381		20,925
Eversource Energy (Electric Utilities)	381		23,409
Exelon Corp. (Electric Utilities)	1,397		60,993
Expedia, Inc. (Internet & Direct Marketing Retail)	127		16,571
Expeditors International of Washington, Inc. (Air Freight & Logistics)	127		9,338
Express Scripts Holding Co.* (Health Care Providers & Services)	762		72,398
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	5,842		496,686
F5 Networks, Inc.* (Communications Equipment)	127		25,326
Fastenal Co. (Trading Companies & Distributors)	127		7,369
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	127		16,062
FedEx Corp. (Air Freight & Logistics)	127		30,580
Fidelity National Information Services, Inc. (IT Services)	127		13,852
Fifth Third Bancorp (Banks)	889		24,821
First Horizon National Corp. (Banks)	—	(a)	8
FirstEnergy Corp. (Electric Utilities)	381		14,162
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	127		7,807
Flowserve Corp. (Machinery)	127		6,946
Fluor Corp. (Construction & Engineering)	254		14,756
Foot Locker, Inc. (Specialty Retail)	127		6,474
Ford Motor Co. (Automobiles)	5,461		50,514
Fortive Corp. (Machinery)	127		10,693
Franklin Resources, Inc. (Capital Markets)	381		11,586
Freeport-McMoRan, Inc. (Metals & Mining)	2,032		28,286
Garmin, Ltd. (Household Durables)	127		8,896
General Dynamics Corp. (Aerospace & Defense)	254		51,999
General Electric Co. (Industrial Conglomerates)	12,065		136,214
General Mills, Inc. (Food Products)	508		21,803
General Motors Co. (Automobiles)	1,778		59,866
Genuine Parts Co. (Distributors)	254		25,248
Gilead Sciences, Inc. (Biotechnology)	635		49,028
H & R Block, Inc. (Diversified Consumer Services)	127		3,270
Halliburton Co. (Energy Equipment & Services)	1,270		51,473
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	254		4,681
Harley-Davidson, Inc. (Automobiles)	254		11,506
Harris Corp. (Aerospace & Defense)	127		21,490
Hartford Financial Services Group, Inc. (Insurance)	508		25,380
Hasbro, Inc. (Leisure Products)	127		13,350
HCA Holdings, Inc. (Health Care Providers & Services)	127		17,668
HCP, Inc. (Equity Real Estate Investment Trusts)	635		16,713
Helmerich & Payne, Inc. (Energy Equipment & Services)	127		8,734
Henry Schein, Inc.* (Health Care Providers & Services)	254		21,598
Hess Corp. (Oil, Gas & Consumable Fuels)	254		18,181

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,032		$33,142
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	254		20,518
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	254		17,755
Honeywell International, Inc. (Industrial Conglomerates)	381		63,398
Hormel Foods Corp. (Food Products)	381		15,011
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,016		21,438
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,159		55,637
Humana, Inc. (Health Care Providers & Services)	254		85,984
Huntington Bancshares, Inc. (Banks)	1,524		22,738
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	127		32,522
IHS Markit, Ltd.* (Professional Services)	508		27,412
Ingersoll-Rand PLC (Machinery)	254		25,984
Intel Corp. (Semiconductors & Semiconductor Equipment)	2,794		132,128
International Business Machines Corp. (IT Services)	1,270		192,037
International Flavors & Fragrances, Inc. (Chemicals)	127		17,668
International Paper Co. (Containers & Packaging)	508		24,967
Invesco, Ltd. (Capital Markets)	635		14,529
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	127		16,477
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	254		8,768
J.B. Hunt Transport Services, Inc. (Road & Rail)	127		15,105
Jacobs Engineering Group, Inc. (Construction & Engineering)	127		9,716
Jefferies Financial Group, Inc. (Diversified Financial Services)	381		8,367
Johnson & Johnson (Pharmaceuticals)	1,778		245,667
Johnson Controls International PLC (Building Products)	1,270		44,451
JPMorgan Chase & Co. (Banks)	4,699		530,236
Juniper Networks, Inc. (Communications Equipment)	508		15,225
Kansas City Southern Industries, Inc. (Road & Rail)	127		14,387
Kellogg Co. (Food Products)	254		17,785
KeyCorp (Banks)	1,524		30,312
Kimberly-Clark Corp. (Household Products)	254		28,865
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	635		10,630
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,667		47,286
Kohl’s Corp. (Multiline Retail)	254		18,936
L Brands, Inc. (Specialty Retail)	381		11,544
L3 Technologies, Inc. (Aerospace & Defense)	127		27,003
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	127		22,057
Leggett & Platt, Inc. (Household Durables)	127		5,561
Lennar Corp. - Class A (Household Durables)	127		5,930
Lincoln National Corp. (Insurance)	254		17,186
LKQ Corp.* (Distributors)	127		4,022
Lockheed Martin Corp. (Aerospace & Defense)	127		43,937
Loews Corp. (Insurance)	381		19,138
Lowe’s Cos., Inc. (Specialty Retail)	381		43,746
LyondellBasell Industries N.V. - Class A (Chemicals)	508		52,075
M&T Bank Corp. (Banks)	254		41,793
Macy’s, Inc. (Multiline Retail)	381		13,232
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,143		26,609
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,016		81,250
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	—	(a)	41
Marsh & McLennan Cos., Inc. (Insurance)	254		21,011
Martin Marietta Materials, Inc. (Construction Materials)	127		23,108
Masco Corp. (Building Products)	127		4,648
Mattel, Inc.* (Leisure Products)	381		5,982
McCormick & Co., Inc. (Food Products)	127		16,732
McKesson Corp. (Health Care Providers & Services)	254		33,693
Medtronic PLC (Health Care Equipment & Supplies)	1,016		99,943
Merck & Co., Inc. (Pharmaceuticals)	2,286		162,169
MetLife, Inc. (Insurance)	1,397		65,268
MGM Resorts International (Hotels, Restaurants & Leisure)	381		10,634
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	127		12,723
Mohawk Industries, Inc.* (Household Durables)	127		22,270
Molson Coors Brewing Co. - Class B (Beverages)	254		15,621
Mondelez International, Inc. - Class A (Food Products)	2,032		87,296
Morgan Stanley (Capital Markets)	1,905		88,716
Mylan N.V.* (Pharmaceuticals)	762		27,889
National Oilwell Varco, Inc. (Energy Equipment & Services)	508		21,885
Newell Rubbermaid, Inc. (Household Durables)	635		12,891
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	254		7,323
Newmont Mining Corp. (Metals & Mining)	762		23,012
News Corp. - Class A (Media)	508		6,701
News Corp. - Class B (Media)	127		1,727
NextEra Energy, Inc. (Electric Utilities)	381		63,856
Nielsen Holdings PLC (Professional Services)	508		14,051
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	635		53,797
NiSource, Inc. (Multi-Utilities)	508		12,659
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	635		19,806
Nordstrom, Inc. (Multiline Retail)	127		7,596
Norfolk Southern Corp. (Road & Rail)	254		45,847
Northern Trust Corp. (Capital Markets)	127		12,971
Northrop Grumman Corp. (Aerospace & Defense)	127		40,306
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	254		9,500

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Nucor Corp. (Metals & Mining)	381	$24,174
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,016	83,485
Omnicom Group, Inc. (Media)	254	17,277
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	635	43,047
Oracle Corp. (Software)	1,905	98,222
O’Reilly Automotive, Inc.* (Specialty Retail)	127	44,110
PACCAR, Inc. (Machinery)	508	34,641
Packaging Corp. of America (Containers & Packaging)	127	13,931
Parker-Hannifin Corp. (Machinery)	127	23,359
Paychex, Inc. (IT Services)	127	9,354
Pentair PLC (Machinery)	254	11,011
People’s United Financial, Inc. (Banks)	508	8,697
PepsiCo, Inc. (Beverages)	1,016	113,589
PerkinElmer, Inc. (Life Sciences Tools & Services)	127	12,353
Perrigo Co. PLC (Pharmaceuticals)	127	8,992
Pfizer, Inc. (Pharmaceuticals)	4,445	195,891
PG&E Corp.* (Electric Utilities)	762	35,060
Philip Morris International, Inc. (Tobacco)	1,143	93,201
Phillips 66 (Oil, Gas & Consumable Fuels)	635	71,577
Pinnacle West Capital Corp. (Electric Utilities)	127	10,056
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	254	44,244
PNC Financial Services Group, Inc. (Banks)	635	86,481
PPG Industries, Inc. (Chemicals)	127	13,860
PPL Corp. (Electric Utilities)	1,016	29,728
Praxair, Inc. (Chemicals)	254	40,825
Principal Financial Group, Inc. (Insurance)	254	14,882
Prudential Financial, Inc. (Insurance)	635	64,338
Public Service Enterprise Group, Inc. (Multi-Utilities)	762	40,226
Public Storage (Equity Real Estate Investment Trusts)	127	25,607
PVH Corp. (Textiles, Apparel & Luxury Goods)	127	18,339
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,270	91,478
Quanta Services, Inc.* (Construction & Engineering)	254	8,479
Quest Diagnostics, Inc. (Health Care Providers & Services)	127	13,705
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	127	17,469
Raymond James Financial, Inc. (Capital Markets)	127	11,690
Raytheon Co. (Aerospace & Defense)	127	26,246
Realty Income Corp. (Equity Real Estate Investment Trusts)	381	21,675
Regency Centers Corp. (Equity Real Estate Investment Trusts)	254	16,426
Regions Financial Corp. (Banks)	1,524	27,965
Republic Services, Inc. - Class A (Commercial Services & Supplies)	127	9,228
Robert Half International, Inc. (Professional Services)	127	8,938
Rockwell Automation, Inc. (Electrical Equipment)	127	23,815
Ross Stores, Inc. (Specialty Retail)	127	12,586
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	127	16,502
SCANA Corp. (Multi-Utilities)	254	9,878
Schlumberger, Ltd. (Energy Equipment & Services)	1,905	116,052
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	381	18,040
Sealed Air Corp. (Containers & Packaging)	127	5,099
Sempra Energy (Multi-Utilities)	381	43,339
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	254	44,894
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	127	12,386
Snap-on, Inc. (Machinery)	127	23,317
Southwest Airlines Co. (Airlines)	254	15,862
Stanley Black & Decker, Inc. (Machinery)	127	18,598
Starbucks Corp. (Hotels, Restaurants & Leisure)	635	36,093
State Street Corp. (Capital Markets)	508	42,560
Stericycle, Inc.* (Commercial Services & Supplies)	127	7,452
SunTrust Banks, Inc. (Banks)	635	42,412
Symantec Corp. (Software)	508	10,810
Synchrony Financial (Consumer Finance)	889	27,630
Sysco Corp. (Food & Staples Retailing)	635	46,514
Take-Two Interactive Software, Inc.* (Entertainment)	127	17,525
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	254	12,769
Target Corp. (Multiline Retail)	762	67,216
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	127	11,167
TechnipFMC PLC (Energy Equipment & Services)	635	19,844
Textron, Inc. (Aerospace & Defense)	381	27,230
The AES Corp. (Independent Power and Renewable Electricity Producers)	889	12,446
The Allstate Corp. (Insurance)	254	25,070
The Bank of New York Mellon Corp. (Capital Markets)	1,270	64,757
The Clorox Co. (Household Products)	127	19,102
The Coca-Cola Co. (Beverages)	2,921	134,921
The Gap, Inc. (Specialty Retail)	254	7,328
The Goldman Sachs Group, Inc. (Capital Markets)	508	113,914
The Goodyear Tire & Rubber Co. (Auto Components)	381	8,912
The Hershey Co. (Food Products)	127	12,954
The Interpublic Group of Cos., Inc. (Media)	508	11,618
The JM Smucker Co. - Class A (Food Products)	127	13,031
The Kraft Heinz Co. (Food Products)	889	48,993
The Kroger Co. (Food & Staples Retailing)	1,143	33,273
The Macerich Co. (Equity Real Estate Investment Trusts)	127	7,022
The Mosaic Co. (Chemicals)	508	16,500
The Nasdaq OMX Group, Inc. (Capital Markets)	127	10,897
The Procter & Gamble Co. (Household Products)	2,159	179,693
The Southern Co. (Electric Utilities)	1,397	60,909
The TJX Cos., Inc. (Specialty Retail)	508	56,906
The Travelers Cos., Inc. (Insurance)	381	49,420

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Walt Disney Co. (Entertainment)	1,143	$133,662
The Western Union Co. (IT Services)	381	7,262
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,651	44,891
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	127	30,998
Tiffany & Co. (Specialty Retail)	127	16,379
Torchmark Corp. (Insurance)	127	11,010
Tractor Supply Co. (Specialty Retail)	127	11,542
TripAdvisor, Inc.* (Interactive Media & Services)	127	6,486
Twenty-First Century Fox, Inc. - Class A (Entertainment)	1,524	70,607
Twenty-First Century Fox, Inc. - Class B (Entertainment)	635	29,096
Tyson Foods, Inc. - Class A (Food Products)	381	22,681
U.S. Bancorp (Banks)	2,159	114,017
UDR, Inc. (Equity Real Estate Investment Trusts)	127	5,135
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	127	35,829
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	254	5,390
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	254	4,943
Union Pacific Corp. (Road & Rail)	508	82,718
United Continental Holdings, Inc.* (Airlines)	381	33,932
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	508	59,309
United Technologies Corp. (Aerospace & Defense)	1,016	142,047
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	127	16,236
Unum Group (Insurance)	254	9,924
V.F. Corp. (Textiles, Apparel & Luxury Goods)	127	11,868
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	635	72,231
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	127	14,215
Ventas, Inc. (Equity Real Estate Investment Trusts)	508	27,625
Verisk Analytics, Inc.* - Class A (Professional Services)	127	15,310
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,715	305,124
Viacom, Inc. - Class B (Entertainment)	508	17,150
Vornado Realty Trust (Equity Real Estate Investment Trusts)	127	9,271
Vulcan Materials Co. (Construction Materials)	127	14,122
W.W. Grainger, Inc. (Trading Companies & Distributors)	127	45,391
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,143	83,325
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,032	190,824
WEC Energy Group, Inc. (Multi-Utilities)	254	16,957
WellCare Health Plans, Inc.* (Health Care Providers & Services)	127	40,702
Wells Fargo & Co. (Banks)	6,096	320,406
Welltower, Inc. (Equity Real Estate Investment Trusts)	508	32,675
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	381	22,304
WestRock Co. (Containers & Packaging)	381	20,361
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,016	32,786
Whirlpool Corp. (Household Durables)	127	15,081
Willis Towers Watson PLC (Insurance)	127	17,899
Xcel Energy, Inc. (Electric Utilities)	762	35,974
Xerox Corp. (Technology Hardware, Storage & Peripherals)	254	6,853
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	127	10,182
Xylem, Inc. (Machinery)	127	10,143
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	254	23,091
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	127	16,697
Zions Bancorp (Banks)	254	12,738
TOTAL COMMON STOCKS (Cost $10,233,194)		16,295,943

TOTAL INVESTMENT SECURITIES (Cost $10,233,194) - 99.8%		16,295,943
Net other assets (liabilities) - 0.2%		30,667

NET ASSETS - 100.0%		$16,326,610

*                           Non-income producing security.

(a)                   Number of shares is less than 0.50.

See accompanying notes to schedules of portfolio investments.

ProFund VP Large-Cap Value invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$426,756	2.6%
Air Freight & Logistics	124,099	0.8%
Airlines	120,448	0.7%
Auto Components	14,345	0.1%
Automobiles	121,886	0.7%
Banks	1,801,290	11.1%
Beverages	270,551	1.7%
Biotechnology	190,530	1.2%
Building Products	60,601	0.4%
Capital Markets	489,212	3.0%
Chemicals	471,265	2.9%
Commercial Services & Supplies	16,680	0.1%
Communications Equipment	207,372	1.3%
Construction & Engineering	32,951	0.2%
Construction Materials	37,230	0.2%
Consumer Finance	167,320	1.0%
Containers & Packaging	86,705	0.5%
Distributors	29,270	0.2%
Diversified Consumer Services	3,270	NM
Diversified Financial Services	579,398	3.5%
Diversified Telecommunication Services	673,220	4.2%
Electric Utilities	552,587	3.4%
Electrical Equipment	117,791	0.7%
Electronic Equipment, Instruments & Components	18,974	0.1%
Energy Equipment & Services	239,470	1.5%
Entertainment	268,040	1.6%
Equity Real Estate Investment Trusts	489,882	3.0%
Food & Staples Retailing	503,084	3.0%
Food Products	321,153	2.0%
Health Care Equipment & Supplies	256,621	1.6%
Health Care Providers & Services	579,244	3.5%
Hotels, Restaurants & Leisure	194,922	1.2%
Household Durables	70,629	0.4%
Household Products	277,713	1.7%
Independent Power and Renewable Electricity Producers	21,946	0.1%
Industrial Conglomerates	199,612	1.2%
Insurance	637,661	4.0%
Interactive Media & Services	6,486	NM
Internet & Direct Marketing Retail	16,571	0.1%
IT Services	338,510	2.0%
Leisure Products	19,332	0.1%
Life Sciences Tools & Services	59,828	0.4%
Machinery	309,320	1.9%
Media	201,121	1.2%
Metals & Mining	75,472	0.5%
Multiline Retail	134,742	0.8%
Multi-Utilities	275,822	1.7%
Oil, Gas & Consumable Fuels	1,775,135	10.9%
Personal Products	7,976	NM
Pharmaceuticals	847,074	5.1%
Professional Services	82,293	0.5%
Road & Rail	158,057	1.0%
Semiconductors & Semiconductor Equipment	257,326	1.6%
Software	159,796	1.0%
Specialty Retail	406,055	2.6%
Technology Hardware, Storage & Peripherals	135,976	0.8%
Textiles, Apparel & Luxury Goods	129,256	0.8%
Tobacco	162,135	1.0%
Trading Companies & Distributors	52,760	0.3%
Water Utilities	11,172	0.1%
Other**	30,667	0.2%
Total	$16,326,610	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (98.5%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $9,757,715	$9,756,000	$9,756,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,756,000)		9,756,000

TOTAL INVESTMENT SECURITIES (Cost $9,756,000) - 98.5%		9,756,000
Net other assets (liabilities) - 1.5%		144,660

NET ASSETS - 100.0%		$9,900,660

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2018, the aggregate amount held in a segregated account was $757,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	21	12/24/18	$4,253,130	$(36,910)

Total Return Swap Agreements - Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	10/29/18	2.65%	$2,858,807	$9,825
S&P MidCap 400	UBS AG	10/29/18	2.65%	2,760,484	9,654
				$5,619,291	$19,479

(1)                   Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Mid-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.8%)
ACI Worldwide, Inc.* (Software)	1,560	$43,898
Acxiom Corp.* (IT Services)	910	44,963
Adient PLC (Auto Components)	520	20,441
Akorn, Inc.* (Pharmaceuticals)	2,600	33,748
ALLETE, Inc. (Electric Utilities)	780	58,508
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,470	35,198
AMC Networks, Inc.* - Class A (Media)	780	51,745
American Eagle Outfitters, Inc. (Specialty Retail)	2,730	67,786
Apergy Corp.* (Energy Equipment & Services)	1,170	50,965
AptarGroup, Inc. (Containers & Packaging)	780	84,037
Aqua America, Inc. (Water Utilities)	2,990	110,331
BancorpSouth Bank (Banks)	1,170	38,259
Bank of Hawaii Corp. (Banks)	520	41,033
Bank OZK (Banks)	3,250	123,370
Belden, Inc. (Electronic Equipment, Instruments & Components)	520	37,133
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	520	162,755
Bio-Techne Corp. (Life Sciences Tools & Services)	1,040	212,275
Blackbaud, Inc. (Software)	1,300	131,924
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	2,210	74,809
Brown & Brown, Inc. (Insurance)	4,030	119,167
Brunswick Corp. (Leisure Products)	1,040	69,701
Cable One, Inc. (Media)	130	114,869
Camden Property Trust (Equity Real Estate Investment Trusts)	1,300	121,641
Cantel Medical Corp. (Health Care Equipment & Supplies)	1,040	95,742
Carlisle Cos., Inc. (Industrial Conglomerates)	780	95,004
Cars.com, Inc.* (Interactive Media & Services)	910	25,125
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	910	89,726
Catalent, Inc.* (Pharmaceuticals)	3,900	177,645
Cathay General Bancorp, Inc. (Banks)	1,300	53,872
CDK Global, Inc. (Software)	3,510	219,586
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,300	174,902
Chemed Corp. (Health Care Providers & Services)	390	124,636
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	260	72,202
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,690	65,234
CNO Financial Group, Inc. (Insurance)	4,420	93,792
Cognex Corp. (Electronic Equipment, Instruments & Components)	4,680	261,237
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	650	111,924
Commerce Bancshares, Inc. (Banks)	1,300	85,826
CommVault Systems, Inc.* (Software)	520	36,400
Core Laboratories N.V. (Energy Equipment & Services)	520	60,231
CoreLogic, Inc.* (IT Services)	2,210	109,196
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	1,040	115,586
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,170	34,901
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	5,980	53,162
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	260	38,254
Crane Co. (Machinery)	650	63,928
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,300	49,231
Cullen/Frost Bankers, Inc. (Banks)	910	95,040
Curtiss-Wright Corp. (Aerospace & Defense)	650	89,323
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	6,110	88,534
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,170	74,178
Dana Holding Corp. (Auto Components)	2,470	46,115
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	390	46,246
Delphi Technologies PLC (Auto Components)	2,340	73,382
Deluxe Corp. (Commercial Services & Supplies)	650	37,011
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,170	344,915
Donaldson Co., Inc. (Machinery)	2,080	121,181
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	2,730	102,976
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	2,210	162,920
Dycom Industries, Inc.* (Construction & Engineering)	910	76,986
Eagle Materials, Inc. (Construction Materials)	1,300	110,812
East West Bancorp, Inc. (Banks)	3,900	235,443
Eaton Vance Corp. (Capital Markets)	3,250	170,820
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	1,820	88,452
Encompass Health Corp. (Health Care Providers & Services)	2,730	212,804
Energizer Holdings, Inc. (Household Products)	650	38,123
Evercore Partners, Inc. - Class A (Capital Markets)	1,170	117,644
Exelixis, Inc.* (Biotechnology)	8,060	142,824
FactSet Research Systems, Inc. (Capital Markets)	1,040	232,657
Fair Isaac Corp.* (Software)	780	178,269
Federated Investors, Inc. - Class B (Capital Markets)	2,600	62,712
First American Financial Corp. (Insurance)	1,690	87,187
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,380	106,132

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,040	$50,357
Five Below, Inc.* (Specialty Retail)	1,560	202,894
Flowers Foods, Inc. (Food Products)	2,210	41,239
Fortinet, Inc.* (Software)	3,900	359,853
Gentex Corp. (Auto Components)	4,550	97,644
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	1,950	110,682
Graco, Inc. (Machinery)	4,550	210,846
Granite Construction, Inc. (Construction & Engineering)	650	29,705
Haemonetics Corp.* (Health Care Equipment & Supplies)	910	104,268
Hancock Holding Co. (Banks)	1,040	49,452
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,690	49,449
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,950	79,209
HealthEquity, Inc.* (Health Care Providers & Services)	1,430	135,006
Helen of Troy, Ltd.* (Household Durables)	390	51,051
Herman Miller, Inc. (Commercial Services & Supplies)	1,560	59,904
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,300	61,438
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,820	171,808
Home BancShares, Inc. (Banks)	2,080	45,552
Hubbell, Inc. (Electrical Equipment)	780	104,185
ICU Medical, Inc.* (Health Care Equipment & Supplies)	390	110,273
IDACORP, Inc. (Electric Utilities)	780	77,398
IDEX Corp. (Machinery)	2,080	313,372
Ingredion, Inc. (Food Products)	910	95,514
Inogen, Inc.* (Health Care Equipment & Supplies)	520	126,942
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,170	77,068
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,510	165,005
Interactive Brokers Group, Inc. - Class A (Capital Markets)	2,080	115,045
InterDigital, Inc. (Communications Equipment)	910	72,800
ITT, Inc. (Machinery)	1,300	79,638
j2 Global, Inc. (Software)	1,300	107,705
Jabil, Inc. (Electronic Equipment, Instruments & Components)	4,160	112,653
Jack Henry & Associates, Inc. (IT Services)	2,080	332,967
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	520	43,592
Janus Henderson Group PLC (Capital Markets)	4,550	122,668
John Wiley & Sons, Inc. - Class A (Media)	520	31,512
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	780	112,570
KB Home (Household Durables)	2,340	55,949
Kemper Corp. (Insurance)	1,690	135,961
Kennametal, Inc. (Machinery)	910	39,640
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,470	163,712
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,690	121,156
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,690	58,271
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	2,340	182,051
Lamb Weston Holding, Inc. (Food Products)	3,900	259,739
Lancaster Colony Corp. (Food Products)	260	38,795
Landstar System, Inc. (Road & Rail)	780	95,160
LendingTree, Inc.* (Thrifts & Mortgage Finance)	260	59,826
Lennox International, Inc. (Building Products)	1,040	227,136
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,950	82,388
Life Storage, Inc. (Equity Real Estate Investment Trusts)	650	61,854
Lincoln Electric Holdings, Inc. (Machinery)	910	85,030
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	650	128,629
LivaNova PLC* (Health Care Equipment & Supplies)	1,300	161,161
Live Nation Entertainment, Inc.* (Entertainment)	3,770	205,352
LogMeIn, Inc. (Software)	1,430	127,413
Louisiana-Pacific Corp. (Paper & Forest Products)	3,900	103,311
Lumentum Holdings, Inc.* (Communications Equipment)	910	54,555
Manhattan Associates, Inc.* (Software)	1,040	56,784
MarketAxess Holdings, Inc. (Capital Markets)	1,040	185,630
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	1,170	130,748
Masimo Corp.* (Health Care Equipment & Supplies)	1,300	161,902
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,170	38,669
MAXIMUS, Inc. (IT Services)	1,690	109,951
MB Financial, Inc. (Banks)	1,170	53,949
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	5,460	81,409
Medidata Solutions, Inc.* (Health Care Technology)	1,560	114,363
Meredith Corp. (Media)	650	33,183
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,430	114,615
Molina Healthcare, Inc.* (Health Care Providers & Services)	780	115,986
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,040	130,551
MSA Safety, Inc. (Commercial Services & Supplies)	650	69,186
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	520	45,817
National Instruments Corp. (Electronic Equipment, Instruments & Components)	2,990	144,507
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,690	75,746
NewMarket Corp. (Chemicals)	130	52,716
Nordson Corp. (Machinery)	1,430	198,627

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Nu Skin Enterprises, Inc. - Class A (Personal Products)	650	$53,573
NuVasive, Inc.* (Health Care Equipment & Supplies)	780	55,364
NVR, Inc.* (Household Durables)	130	321,205
Old Dominion Freight Line, Inc. (Road & Rail)	1,820	293,493
Olin Corp. (Chemicals)	2,600	66,768
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	1,430	137,423
ONE Gas, Inc. (Gas Utilities)	650	53,482
Oshkosh Corp. (Machinery)	910	64,828
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	260	13,333
Perspecta, Inc. (IT Services)	1,950	50,154
Pinnacle Financial Partners, Inc. (Banks)	1,170	70,376
Plantronics, Inc. (Communications Equipment)	520	31,356
PNM Resources, Inc. (Electric Utilities)	1,300	51,285
Polaris Industries, Inc. (Leisure Products)	1,560	157,482
PolyOne Corp. (Chemicals)	1,430	62,520
Pool Corp. (Distributors)	1,040	173,555
Potlatch Corp. (Equity Real Estate Investment Trusts)	1,040	42,588
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	1,560	171,896
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	910	34,480
Primerica, Inc. (Insurance)	1,170	141,043
PTC, Inc.* (Software)	1,690	179,461
Rayonier, Inc. (Equity Real Estate Investment Trusts)	2,080	70,325
Realogy Holdings Corp. (Real Estate Management & Development)	780	16,099
RenaissanceRe Holdings, Ltd. (Insurance)	520	69,462
Royal Gold, Inc. (Metals & Mining)	1,820	140,249
RPM International, Inc. (Chemicals)	1,560	101,306
Sabre Corp. (IT Services)	2,860	74,589
Sanderson Farms, Inc. (Food Products)	390	40,314
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	1,430	36,322
SEI Investments Co. (Capital Markets)	3,510	214,461
Sensient Technologies Corp. (Chemicals)	520	39,785
Service Corp. International (Diversified Consumer Services)	4,940	218,347
Signature Bank (Banks)	520	59,717
Silgan Holdings, Inc. (Containers & Packaging)	910	25,298
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,170	107,406
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	1,950	136,149
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	3,640	101,665
SLM Corp.* (Consumer Finance)	8,060	89,869
Sotheby’s* - Class A (Diversified Consumer Services)	1,040	51,158
Southwest Gas Corp. (Gas Utilities)	650	51,370
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	3,380	92,646
STERIS PLC (Health Care Equipment & Supplies)	1,430	163,592
Sterling Bancorp (Banks)	4,030	88,660
Synovus Financial Corp. (Banks)	3,120	142,865
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,040	23,795
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	780	46,667
Teledyne Technologies, Inc.* (Aerospace & Defense)	910	224,479
Teleflex, Inc. (Health Care Equipment & Supplies)	1,300	345,916
Tempur Sealy International, Inc.* (Household Durables)	520	27,508
Tenet Healthcare Corp.* (Health Care Providers & Services)	910	25,899
Teradata Corp.* (IT Services)	2,080	78,437
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	5,070	187,488
Terex Corp. (Machinery)	780	31,130
Texas Capital Bancshares, Inc.* (Banks)	1,300	107,445
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	1,170	81,069
The Boston Beer Co., Inc.* - Class A (Beverages)	130	37,375
The Brink’s Co. (Commercial Services & Supplies)	1,430	99,743
The Chemours Co. (Chemicals)	4,810	189,707
The Dun & Bradstreet Corp. (Professional Services)	520	74,105
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,820	45,791
The Hain Celestial Group, Inc.* (Food Products)	910	24,679
The New York Times Co. - Class A (Media)	3,770	87,276
The Scotts Miracle-Gro Co. - Class A (Chemicals)	520	40,940
The Timken Co. (Machinery)	1,040	51,844
The Toro Co. (Machinery)	2,860	171,514
The Ultimate Software Group, Inc.* (Software)	780	251,308
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,600	44,564
Thor Industries, Inc. (Automobiles)	1,300	108,810
Toll Brothers, Inc. (Household Durables)	3,640	120,229
Tootsie Roll Industries, Inc. (Food Products)	260	7,605
TRI Pointe Group, Inc.* (Household Durables)	4,160	51,584
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	6,760	293,789
Tupperware Brands Corp. (Household Durables)	520	17,394
Tyler Technologies, Inc.* (Software)	1,040	254,862
United Therapeutics Corp.* (Biotechnology)	780	99,746
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	2,210	44,532
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,690	37,315
Valmont Industries, Inc. (Construction & Engineering)	260	36,010
Valvoline, Inc. (Chemicals)	3,120	67,111
Vectren Corp. (Multi-Utilities)	1,430	102,231
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,990	107,670
ViaSat, Inc.* (Communications Equipment)	520	33,254

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,690	$34,392
Visteon Corp.* (Auto Components)	780	72,462
Wabtec Corp. (Machinery)	910	95,441
Washington Federal, Inc. (Thrifts & Mortgage Finance)	910	29,120
Watsco, Inc. (Trading Companies & Distributors)	390	69,459
Webster Financial Corp. (Banks)	1,430	84,313
Weight Watchers International, Inc.* (Diversified Consumer Services)	650	46,794
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,300	38,688
Werner Enterprises, Inc. (Road & Rail)	650	22,978
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,170	144,460
WEX, Inc.* (IT Services)	1,170	234,889
Wintrust Financial Corp. (Banks)	780	66,253
Woodward, Inc. (Machinery)	780	63,071
World Wrestling Entertainment, Inc. - Class A (Entertainment)	1,170	113,174
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	2,730	118,373
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	2,730	151,706
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	1,430	252,866
TOTAL COMMON STOCKS (Cost $18,269,858)		25,447,855

	Principal Amount	Value
Repurchase Agreements(a) (0.2%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $54,009	$54,000	$54,000
TOTAL REPURCHASE AGREEMENTS (Cost $54,000)		54,000

TOTAL INVESTMENT SECURITIES (Cost $18,323,858) - 100.0%		25,501,855
Net other assets (liabilities) - NM		(4,344)

NET ASSETS - 100.0%		$25,497,511

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

ProFund VP Mid-Cap Growth invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$313,802	1.2%
Auto Components	310,044	1.2%
Automobiles	108,810	0.4%
Banks	1,441,425	5.7%
Beverages	37,375	0.1%
Biotechnology	242,570	1.0%
Building Products	227,136	0.9%
Capital Markets	1,221,637	4.8%
Chemicals	620,853	2.5%
Commercial Services & Supplies	345,053	1.4%
Communications Equipment	191,965	0.8%
Construction & Engineering	142,701	0.6%
Construction Materials	110,812	0.4%
Consumer Finance	89,869	0.4%
Containers & Packaging	109,335	0.4%
Distributors	173,555	0.7%
Diversified Consumer Services	316,299	1.2%
Electric Utilities	187,191	0.8%
Electrical Equipment	104,185	0.4%
Electronic Equipment, Instruments & Components	1,540,842	6.0%
Energy Equipment & Services	111,196	0.4%
Entertainment	318,526	1.2%
Equity Real Estate Investment Trusts	1,673,768	6.6%
Food & Staples Retailing	92,646	0.4%
Food Products	507,885	2.1%
Gas Utilities	104,852	0.4%
Health Care Equipment & Supplies	1,829,178	7.1%
Health Care Providers & Services	614,331	2.4%
Health Care Technology	149,561	0.6%
Hotels, Restaurants & Leisure	1,537,408	6.1%
Household Durables	644,920	2.5%
Household Products	38,123	0.1%
Industrial Conglomerates	95,004	0.4%
Insurance	646,612	2.5%
Interactive Media & Services	25,125	0.1%
IT Services	1,035,146	4.1%
Leisure Products	227,183	0.9%
Life Sciences Tools & Services	721,828	2.8%
Machinery	1,590,090	6.1%
Media	318,585	1.3%
Metals & Mining	140,249	0.6%
Multiline Retail	137,423	0.5%
Multi-Utilities	102,231	0.4%
Oil, Gas & Consumable Fuels	38,669	0.2%
Paper & Forest Products	103,311	0.4%
Personal Products	53,573	0.2%
Pharmaceuticals	245,873	1.0%
Professional Services	74,105	0.3%
Real Estate Management & Development	128,669	0.5%
Road & Rail	469,902	1.8%
Semiconductors & Semiconductor Equipment	1,066,091	4.2%
Software	1,947,463	7.5%
Specialty Retail	270,680	1.1%
Textiles, Apparel & Luxury Goods	237,637	0.9%
Thrifts & Mortgage Finance	88,946	0.3%
Trading Companies & Distributors	115,276	0.5%
Water Utilities	110,331	0.4%
Other**	49,656	0.2%
Total	$25,497,511	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Mid-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.9%)
Aaron’s, Inc. (Specialty Retail)	1,157	$63,010
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,513	53,258
ACI Worldwide, Inc.* (Software)	979	27,549
Acuity Brands, Inc. (Electrical Equipment)	712	111,926
Acxiom Corp.* (IT Services)	712	35,180
Adient PLC (Auto Components)	1,157	45,482
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,068	51,478
AECOM Technology Corp.* (Construction & Engineering)	2,759	90,109
AGCO Corp. (Machinery)	1,157	70,334
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	1,157	26,252
Alleghany Corp. (Insurance)	267	174,226
Allegheny Technologies, Inc.* (Metals & Mining)	2,136	63,119
ALLETE, Inc. (Electric Utilities)	445	33,379
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,424	20,292
AMC Networks, Inc.* - Class A (Media)	267	17,713
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	2,403	98,906
American Eagle Outfitters, Inc. (Specialty Retail)	1,157	28,728
American Financial Group, Inc. (Insurance)	1,246	138,269
Apergy Corp.* (Energy Equipment & Services)	623	27,138
AptarGroup, Inc. (Containers & Packaging)	534	57,533
Aqua America, Inc. (Water Utilities)	1,157	42,693
ARRIS International PLC* (Communications Equipment)	2,937	76,333
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,513	111,538
Ashland Global Holdings, Inc. (Chemicals)	1,068	89,563
Aspen Insurance Holdings, Ltd. (Insurance)	1,068	44,642
Associated Banc-Corp. (Banks)	2,937	76,362
Atmos Energy Corp. (Gas Utilities)	1,958	183,876
AutoNation, Inc.* (Specialty Retail)	979	40,677
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	801	54,869
Avis Budget Group, Inc.* (Road & Rail)	1,157	37,186
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,958	87,660
BancorpSouth Bank (Banks)	801	26,193
Bank of Hawaii Corp. (Banks)	356	28,092
Bed Bath & Beyond, Inc. (Specialty Retail)	2,403	36,045
Belden, Inc. (Electronic Equipment, Instruments & Components)	356	25,422
Bemis Co., Inc. (Containers & Packaging)	1,602	77,857
Big Lots, Inc. (Multiline Retail)	712	29,755
Black Hills Corp. (Multi-Utilities)	890	51,700
Brinker International, Inc. (Hotels, Restaurants & Leisure)	712	33,272
Brown & Brown, Inc. (Insurance)	1,424	42,108
Brunswick Corp. (Leisure Products)	801	53,683
Cable One, Inc. (Media)	89	78,641
Cabot Corp. (Chemicals)	1,068	66,985
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	3,916	46,953
Camden Property Trust (Equity Real Estate Investment Trusts)	712	66,622
Carlisle Cos., Inc. (Industrial Conglomerates)	534	65,041
Carpenter Technology Corp. (Metals & Mining)	801	47,219
Cars.com, Inc.* (Interactive Media & Services)	534	14,744
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	267	26,326
Casey’s General Stores, Inc. (Food & Staples Retailing)	623	80,435
Cathay General Bancorp, Inc. (Banks)	534	22,129
Chemical Financial Corp. (Banks)	1,246	66,536
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	15,753	70,731
Ciena Corp.* (Communications Equipment)	2,492	77,849
Cinemark Holdings, Inc. (Entertainment)	1,869	75,134
Clean Harbors, Inc.* (Commercial Services & Supplies)	890	63,707
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	3,649	52,217
Commerce Bancshares, Inc. (Banks)	801	52,882
Commercial Metals Co. (Metals & Mining)	2,047	42,004
CommVault Systems, Inc.* (Software)	356	24,920
Compass Minerals International, Inc. (Metals & Mining)	623	41,866
Convergys Corp. (IT Services)	1,602	38,031
Core Laboratories N.V. (Energy Equipment & Services)	445	51,544
Corecivic, Inc. (Equity Real Estate Investment Trusts)	2,047	49,804
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	979	29,204
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	3,382	30,066
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	267	39,284
Crane Co. (Machinery)	534	52,519
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	979	37,075
Cullen/Frost Bankers, Inc. (Banks)	534	55,771
Curtiss-Wright Corp. (Aerospace & Defense)	356	48,921
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,403	34,819
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	979	62,069
Dana Holding Corp. (Auto Components)	890	16,616
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	267	31,661
Deluxe Corp. (Commercial Services & Supplies)	445	25,338
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,157	23,140

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,335	$47,366
Dillard’s, Inc. - Class A (Multiline Retail)	356	27,177
Domtar Corp. (Paper & Forest Products)	1,068	55,718
Donaldson Co., Inc. (Machinery)	890	51,851
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,068	40,285
Dril-Quip, Inc.* (Energy Equipment & Services)	623	32,552
Edgewell Personal Care Co.* (Personal Products)	890	41,145
EMCOR Group, Inc. (Construction & Engineering)	979	73,533
Energen Corp.* (Oil, Gas & Consumable Fuels)	1,424	122,706
Energizer Holdings, Inc. (Household Products)	534	31,319
EnerSys (Electrical Equipment)	712	62,037
Ensco PLCADR - Class A (Energy Equipment & Services)	7,565	63,849
EPR Properties (Equity Real Estate Investment Trusts)	1,246	85,238
Esterline Technologies Corp.* (Aerospace & Defense)	445	40,473
F.N.B. Corp. (Banks)	5,607	71,321
First American Financial Corp. (Insurance)	890	45,915
First Horizon National Corp. (Banks)	5,607	96,777
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	623	30,166
Flowers Foods, Inc. (Food Products)	1,780	33,215
Fulton Financial Corp. (Banks)	3,026	50,383
GATX Corp. (Trading Companies & Distributors)	623	53,945
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	1,068	97,177
Gentex Corp. (Auto Components)	1,780	38,199
Genworth Financial, Inc.* - Class A (Insurance)	8,633	36,000
Graham Holdings Co. - Class B (Diversified Consumer Services)	89	51,558
Granite Construction, Inc. (Construction & Engineering)	356	16,269
Greif, Inc. - Class A (Containers & Packaging)	445	23,879
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	2,759	28,721
Haemonetics Corp.* (Health Care Equipment & Supplies)	356	40,790
Hancock Holding Co. (Banks)	801	38,088
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,869	66,518
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,068	31,250
Helen of Troy, Ltd.* (Household Durables)	267	34,950
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	979	46,268
HNI Corp. (Commercial Services & Supplies)	712	31,499
Home BancShares, Inc. (Banks)	1,424	31,186
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	2,848	82,135
Hubbell, Inc. (Electrical Equipment)	445	59,439
IDACORP, Inc. (Electric Utilities)	445	44,157
Ingredion, Inc. (Food Products)	623	65,390
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	445	29,312
International Bancshares Corp. (Banks)	979	44,055
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	445	19,491
ITT, Inc. (Machinery)	712	43,617
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	178	14,922
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,869	68,835
JetBlue Airways Corp.* (Airlines)	5,429	105,105
John Wiley & Sons, Inc. - Class A (Media)	445	26,967
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	267	38,534
KBR, Inc. (Construction & Engineering)	2,403	50,775
Kennametal, Inc. (Machinery)	801	34,892
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,691	112,080
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	712	51,043
Kirby Corp.* (Marine)	890	73,203
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,068	36,825
Lancaster Colony Corp. (Food Products)	178	26,559
Landstar System, Inc. (Road & Rail)	178	21,716
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,869	64,649
Legg Mason, Inc. (Capital Markets)	1,513	47,251
Leidos Holdings, Inc. (IT Services)	2,581	178,503
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,335	56,404
Life Storage, Inc. (Equity Real Estate Investment Trusts)	356	33,877
LifePoint Health, Inc.* (Health Care Providers & Services)	712	45,853
Lincoln Electric Holdings, Inc. (Machinery)	534	49,897
Lumentum Holdings, Inc.* (Communications Equipment)	534	32,013
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,602	34,059
Mallinckrodt PLC* (Pharmaceuticals)	1,424	41,737
Manhattan Associates, Inc.* (Software)	445	24,297
ManpowerGroup, Inc. (Professional Services)	1,157	99,456
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	979	32,356
MB Financial, Inc. (Banks)	712	32,830
McDermott International, Inc.* (Energy Equipment & Services)	3,115	57,409
MDU Resources Group, Inc. (Multi-Utilities)	3,382	86,884
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,848	42,464
MEDNAX, Inc.* (Health Care Providers & Services)	1,602	74,749
Mercury General Corp. (Insurance)	445	22,321
Meredith Corp. (Media)	267	13,630
Minerals Technologies, Inc. (Chemicals)	623	42,115
Molina Healthcare, Inc.* (Health Care Providers & Services)	534	79,406
MSA Safety, Inc. (Commercial Services & Supplies)	178	18,946

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	445	$39,209
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,848	94,952
Murphy USA, Inc.* (Specialty Retail)	534	45,636
Nabors Industries, Ltd. (Energy Equipment & Services)	5,607	34,539
National Fuel Gas Co. (Gas Utilities)	1,513	84,819
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,602	71,802
Navient Corp. (Consumer Finance)	4,094	55,188
NCR Corp.* (Technology Hardware, Storage & Peripherals)	2,047	58,155
NetScout Systems, Inc.* (Communications Equipment)	1,246	31,462
New Jersey Resources Corp. (Gas Utilities)	1,513	69,749
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	8,455	87,678
NewMarket Corp. (Chemicals)	89	36,090
NorthWestern Corp. (Multi-Utilities)	890	52,207
NOW, Inc.* (Trading Companies & Distributors)	1,869	30,932
Nu Skin Enterprises, Inc. - Class A (Personal Products)	534	44,012
NuVasive, Inc.* (Health Care Equipment & Supplies)	356	25,269
nVent Electric PLC (Electrical Equipment)	2,848	77,352
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	4,628	65,625
Oceaneering International, Inc.* (Energy Equipment & Services)	1,691	46,672
OGE Energy Corp. (Electric Utilities)	3,471	126,068
Old Republic International Corp. (Insurance)	4,895	109,550
Olin Corp. (Chemicals)	1,246	31,997
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	3,471	113,744
ONE Gas, Inc. (Gas Utilities)	534	43,938
Oshkosh Corp. (Machinery)	623	44,383
Owens-Illinois, Inc.* (Containers & Packaging)	2,759	51,842
PacWest Bancorp (Banks)	2,136	101,780
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	267	13,692
Patterson Cos., Inc. (Health Care Providers & Services)	1,424	34,817
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,827	65,480
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	2,047	102,166
Perspecta, Inc. (IT Services)	1,157	29,758
Pinnacle Financial Partners, Inc. (Banks)	534	32,120
Pitney Bowes, Inc. (Commercial Services & Supplies)	3,204	22,684
Plantronics, Inc. (Communications Equipment)	267	16,100
PNM Resources, Inc. (Electric Utilities)	534	21,066
PolyOne Corp. (Chemicals)	534	23,346
Post Holdings, Inc.* (Food Products)	1,157	113,432
Potlatch Corp. (Equity Real Estate Investment Trusts)	356	14,578
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	267	10,117
Prosperity Bancshares, Inc. (Banks)	1,157	80,238
PTC, Inc.* (Software)	712	75,607
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	4,094	46,344
Range Resources Corp. (Oil, Gas & Consumable Fuels)	3,560	60,484
Rayonier, Inc. (Equity Real Estate Investment Trusts)	890	30,091
Realogy Holdings Corp. (Real Estate Management & Development)	1,691	34,902
Regal Beloit Corp. (Electrical Equipment)	712	58,704
Reinsurance Group of America, Inc. (Insurance)	1,068	154,390
Reliance Steel & Aluminum Co. (Metals & Mining)	1,246	106,271
RenaissanceRe Holdings, Ltd. (Insurance)	356	47,554
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	2,225	41,897
RPM International, Inc. (Chemicals)	1,335	86,695
Ryder System, Inc. (Road & Rail)	890	65,032
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	3,115	72,019
Sabre Corp. (IT Services)	2,492	64,991
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,047	37,644
Sanderson Farms, Inc. (Food Products)	89	9,200
Science Applications International Corp. (IT Services)	712	57,387
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	4,094	71,891
Sensient Technologies Corp. (Chemicals)	445	34,047
Signature Bank (Banks)	623	71,545
Signet Jewelers, Ltd. (Specialty Retail)	890	58,678
Silgan Holdings, Inc. (Containers & Packaging)	801	22,268
SLM Corp.* (Consumer Finance)	2,403	26,793
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,780	56,123
Sonoco Products Co. (Containers & Packaging)	1,691	93,850
Southwest Gas Corp. (Gas Utilities)	445	35,168
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	10,146	51,846
Steel Dynamics, Inc. (Metals & Mining)	4,094	185,008
STERIS PLC (Health Care Equipment & Supplies)	534	61,090
Sterling Bancorp (Banks)	1,335	29,370
Stifel Financial Corp. (Capital Markets)	1,246	63,870
Superior Energy Services, Inc.* (Energy Equipment & Services)	2,670	26,006
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	623	28,421
Syneos Health, Inc.* (Life Sciences Tools & Services)	1,068	55,055
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	534	45,230
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	979	22,400
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	623	37,274
TCF Financial Corp. (Banks)	2,937	69,930

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	623	$44,588
TEGNA, Inc. (Media)	3,738	44,706
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,602	48,749
Tempur Sealy International, Inc.* (Household Durables)	445	23,541
Tenet Healthcare Corp.* (Health Care Providers & Services)	801	22,796
Teradata Corp.* (IT Services)	801	30,206
Terex Corp. (Machinery)	623	24,864
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	356	24,667
The Boston Beer Co., Inc.* - Class A (Beverages)	89	25,588
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	712	38,120
The Dun & Bradstreet Corp. (Professional Services)	267	38,050
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	979	24,632
The Hain Celestial Group, Inc.* (Food Products)	890	24,137
The Hanover Insurance Group, Inc. (Insurance)	712	87,839
The Michaels Cos., Inc.* (Specialty Retail)	1,691	27,445
The Scotts Miracle-Gro Co. - Class A (Chemicals)	356	28,028
The Timken Co. (Machinery)	534	26,620
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,602	27,458
Tootsie Roll Industries, Inc. (Food Products)	178	5,207
Transocean, Ltd.* (Energy Equipment & Services)	7,387	103,048
TreeHouse Foods, Inc.* (Food Products)	979	46,845
Trinity Industries, Inc. (Machinery)	2,581	94,567
Trustmark Corp. (Banks)	1,157	38,933
Tupperware Brands Corp. (Household Durables)	534	17,862
UGI Corp. (Gas Utilities)	3,026	167,882
UMB Financial Corp. (Banks)	801	56,791
Umpqua Holdings Corp. (Banks)	3,827	79,602
United Bankshares, Inc. (Banks)	1,780	64,703
United Natural Foods, Inc.* (Food & Staples Retailing)	890	26,656
United States Steel Corp. (Metals & Mining)	3,026	92,232
United Therapeutics Corp.* (Biotechnology)	267	34,144
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,602	32,280
Urban Edge Properties (Equity Real Estate Investment Trusts)	890	19,651
Urban Outfitters, Inc.* (Specialty Retail)	1,335	54,602
Valley National Bancorp (Banks)	5,696	64,080
Valmont Industries, Inc. (Construction & Engineering)	267	36,980
Valvoline, Inc. (Chemicals)	1,335	28,716
Vectren Corp. (Multi-Utilities)	534	38,176
ViaSat, Inc.* (Communications Equipment)	623	39,841
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,157	23,545
W.R. Berkley Corp. (Insurance)	1,691	135,162
Wabtec Corp. (Machinery)	890	93,343
Washington Federal, Inc. (Thrifts & Mortgage Finance)	890	28,480
Watsco, Inc. (Trading Companies & Distributors)	267	47,553
Webster Financial Corp. (Banks)	712	41,980
Weight Watchers International, Inc.* (Diversified Consumer Services)	267	19,221
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,246	37,081
Werner Enterprises, Inc. (Road & Rail)	356	12,585
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	445	54,944
Williams-Sonoma, Inc. (Specialty Retail)	1,424	93,584
Wintrust Financial Corp. (Banks)	445	37,798
Woodward, Inc. (Machinery)	445	35,983
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,157	32,026
Worthington Industries, Inc. (Metals & Mining)	712	30,872
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	6,853	137,883
TOTAL COMMON STOCKS (Cost $11,049,720)		15,287,882

	Principal Amount	Value
Repurchase Agreements(a) (0.2%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $39,007	$39,000	$39,000
TOTAL REPURCHASE AGREEMENTS (Cost $39,000)		39,000

TOTAL INVESTMENT SECURITIES (Cost $11,088,720) - 100.1%		15,326,882
Net other assets (liabilities) - (0.1)%		(21,732)

NET ASSETS - 100.0%		$15,305,150

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Mid-Cap Value invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$89,394	0.6%
Airlines	105,105	0.7%
Auto Components	100,297	0.7%
Banks	1,461,475	9.5%
Beverages	25,588	0.2%
Biotechnology	34,144	0.2%
Capital Markets	111,121	0.7%
Chemicals	467,582	3.1%
Commercial Services & Supplies	162,174	1.1%
Communications Equipment	273,598	1.8%
Construction & Engineering	267,666	1.7%
Consumer Finance	81,981	0.5%
Containers & Packaging	327,229	2.1%
Diversified Consumer Services	122,257	0.8%
Electric Utilities	291,188	1.9%
Electrical Equipment	369,458	2.4%
Electronic Equipment, Instruments & Components	450,063	2.9%
Energy Equipment & Services	573,274	3.7%
Entertainment	75,134	0.5%
Equity Real Estate Investment Trusts	1,546,873	10.2%
Food & Staples Retailing	107,091	0.7%
Food Products	323,985	2.0%
Gas Utilities	585,432	3.8%
Health Care Equipment & Supplies	266,274	1.7%
Health Care Providers & Services	310,879	2.1%
Health Care Technology	20,292	0.1%
Hotels, Restaurants & Leisure	210,906	1.3%
Household Durables	76,353	0.5%
Household Products	31,319	0.2%
Industrial Conglomerates	65,041	0.4%
Insurance	1,037,976	6.8%
Interactive Media & Services	14,744	0.1%
IT Services	434,056	2.8%
Leisure Products	53,683	0.4%
Life Sciences Tools & Services	55,055	0.4%
Machinery	622,870	4.1%
Marine	73,203	0.5%
Media	181,657	1.2%
Metals & Mining	608,591	3.9%
Multiline Retail	56,932	0.4%
Multi-Utilities	228,967	1.5%
Oil, Gas & Consumable Fuels	1,001,133	6.6%
Paper & Forest Products	55,718	0.4%
Personal Products	85,157	0.6%
Pharmaceuticals	51,854	0.3%
Professional Services	137,506	0.9%
Real Estate Management & Development	73,436	0.5%
Road & Rail	270,521	1.8%
Semiconductors & Semiconductor Equipment	130,481	0.9%
Software	152,373	1.0%
Specialty Retail	533,415	3.4%
Technology Hardware, Storage & Peripherals	58,155	0.4%
Textiles, Apparel & Luxury Goods	57,987	0.4%
Thrifts & Mortgage Finance	116,158	0.8%
Trading Companies & Distributors	171,639	1.1%
Water Utilities	42,693	0.3%
Wireless Telecommunication Services	48,749	0.3%
Other**	17,268	0.1%
Total	$15,305,150	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (64.3%)
Activision Blizzard, Inc. (Entertainment)	4,770	$396,816
Adobe Systems, Inc.* (Software)	3,060	826,048
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,410	196,004
Align Technology, Inc.* (Health Care Equipment & Supplies)	510	199,522
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,860	2,245,169
Alphabet, Inc.* - Class C (Interactive Media & Services)	2,190	2,613,699
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,060	6,129,179
American Airlines Group, Inc. (Airlines)	2,880	119,030
Amgen, Inc. (Biotechnology)	4,050	839,524
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,340	216,356
Apple, Inc. (Technology Hardware, Storage & Peripherals)	30,270	6,833,150
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,150	237,698
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	450	84,609
Autodesk, Inc.* (Software)	1,380	215,432
Automatic Data Processing, Inc. (IT Services)	2,760	415,822
Baidu, Inc.*ADR (Interactive Media & Services)	1,770	404,764
Biogen, Inc.* (Biotechnology)	1,260	445,171
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,110	107,637
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	300	595,200
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,700	666,171
CA, Inc. (Software)	2,610	115,232
Cadence Design Systems, Inc.* (Software)	1,770	80,216
Celgene Corp.* (Biotechnology)	4,410	394,651
Cerner Corp.* (Health Care Technology)	2,070	133,329
Charter Communications, Inc.* - Class A (Media)	1,440	469,267
Check Point Software Technologies, Ltd.* (Software)	990	116,493
Cintas Corp. (Commercial Services & Supplies)	660	130,555
Cisco Systems, Inc. (Communications Equipment)	29,460	1,433,229
Citrix Systems, Inc.* (Software)	840	93,374
Cognizant Technology Solutions Corp. (IT Services)	3,630	280,055
Comcast Corp. - Class A (Media)	28,650	1,014,496
Costco Wholesale Corp. (Food & Staples Retailing)	2,760	648,269
CSX Corp. (Road & Rail)	5,370	397,648
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	2,910	108,165
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	1,380	52,081
Dollar Tree, Inc.* (Multiline Retail)	1,500	122,325
eBay, Inc.* (Internet & Direct Marketing Retail)	6,210	205,054
Electronic Arts, Inc.* (Entertainment)	1,920	231,341
Expedia, Inc. (Internet & Direct Marketing Retail)	870	113,518
Express Scripts Holding Co.* (Health Care Providers & Services)	3,510	333,485
Facebook, Inc.* - Class A (Interactive Media & Services)	15,120	2,486,635
Fastenal Co. (Trading Companies & Distributors)	1,800	104,436
Fiserv, Inc.* (IT Services)	2,550	210,069
Gilead Sciences, Inc. (Biotechnology)	8,130	627,716
Hasbro, Inc. (Leisure Products)	810	85,147
Henry Schein, Inc.* (Health Care Providers & Services)	960	81,629
Hologic, Inc.* (Health Care Equipment & Supplies)	1,710	70,076
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	540	134,816
Illumina, Inc.* (Life Sciences Tools & Services)	930	341,366
Incyte Corp.* (Biotechnology)	1,320	91,186
Intel Corp. (Semiconductors & Semiconductor Equipment)	28,890	1,366,208
Intuit, Inc. (Software)	1,620	368,388
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	720	413,281
J.B. Hunt Transport Services, Inc. (Road & Rail)	690	82,069
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	5,790	151,061
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	990	100,693
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	990	150,183
Liberty Global PLC* - Class A (Media)	1,290	37,320
Liberty Global PLC* - Class C (Media)	3,450	97,152
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,160	285,185
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,740	98,119
Mercadolibre, Inc. (Internet & Direct Marketing Retail)	270	91,927
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,470	115,998
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,260	328,370
Microsoft Corp. (Software)	48,060	5,496,623
Mondelez International, Inc. - Class A (Food Products)	9,180	394,373
Monster Beverage Corp.* (Beverages)	3,450	201,066
Mylan N.V.* (Pharmaceuticals)	3,240	118,584
Netease.com, Inc.ADR (Entertainment)	480	109,560
Netflix, Inc.* (Entertainment)	2,730	1,021,375
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,810	1,070,686
O’Reilly Automotive, Inc.* (Specialty Retail)	510	177,133

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PACCAR, Inc. (Machinery)	2,190	$149,336
Paychex, Inc. (IT Services)	2,250	165,713
PayPal Holdings, Inc.* (IT Services)	7,410	650,893
PepsiCo, Inc. (Beverages)	8,850	989,430
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	9,210	663,396
Qurate Retail, Inc.* - Class A (Internet & Direct Marketing Retail)	2,700	59,967
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	660	266,666
Ross Stores, Inc. (Specialty Retail)	2,370	234,867
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,800	85,230
Shire Pharmaceuticals Group PLCADR (Biotechnology)	420	76,133
Sirius XM Holdings, Inc. (Media)	28,140	177,845
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,110	100,688
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,460	480,867
Symantec Corp. (Software)	3,900	82,992
Synopsys, Inc.* (Software)	930	91,707
Take-Two Interactive Software, Inc.* (Entertainment)	720	99,353
Tesla Motors, Inc.* (Automobiles)	1,080	285,952
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,090	653,396
The Kraft Heinz Co. (Food Products)	7,650	421,591
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,310	372,656
Twenty-First Century Fox, Inc. - Class A (Entertainment)	6,600	305,778
Twenty-First Century Fox, Inc. - Class B (Entertainment)	5,010	229,558
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	360	101,563
Verisk Analytics, Inc.* - Class A (Professional Services)	1,020	122,961
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,590	306,457
Vodafone Group PLCADR (Wireless Telecommunication Services)	2,970	64,449
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,210	452,709
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,830	107,128
Workday, Inc.* - Class A (Software)	900	131,382
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	690	87,671
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,590	127,470
TOTAL COMMON STOCKS (Cost $13,884,003)		54,914,018

	Principal Amount	Value
Repurchase Agreements(a)(b) (34.7%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $29,586,200	$29,581,000	$29,581,000
TOTAL REPURCHASE AGREEMENTS (Cost $29,581,000)		29,581,000

TOTAL INVESTMENT SECURITIES (Cost $43,465,003) - 99.0%		84,495,018
Net other assets (liabilities) - 1.0%		819,664

NET ASSETS - 100.0%		$85,314,682

*                      Non-income producing security.

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2018, the aggregate amount held in a segregated account was $1,385,000.

(b)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR         American Depositary Receipt

NYS          New York Shares

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	80	12/24/18	$12,250,800	$228,040

Total Return Swap Agreements - Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	10/29/18	2.75%	$10,809,421	$(3,546)
Nasdaq-100 Index	UBS AG	10/29/18	2.70%	7,363,137	(2,316)
				$18,172,558	$(5,862)

(1)              Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Nasdaq-100 invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Airlines	$119,030	0.1%
Automobiles	285,952	0.3%
Beverages	1,190,496	1.3%
Biotechnology	3,351,145	3.9%
Commercial Services & Supplies	130,555	0.2%
Communications Equipment	1,433,229	1.7%
Entertainment	2,393,781	2.8%
Food & Staples Retailing	1,100,978	1.3%
Food Products	815,964	1.0%
Health Care Equipment & Supplies	869,776	1.0%
Health Care Providers & Services	415,114	0.5%
Health Care Technology	133,329	0.2%
Hotels, Restaurants & Leisure	853,723	1.0%
Interactive Media & Services	7,750,267	9.1%
Internet & Direct Marketing Retail	7,454,071	8.8%
IT Services	1,722,552	2.0%
Leisure Products	85,147	0.1%
Life Sciences Tools & Services	341,366	0.4%
Machinery	149,336	0.2%
Media	1,796,080	2.1%
Multiline Retail	122,325	0.1%
Pharmaceuticals	118,584	0.1%
Professional Services	122,961	0.1%
Road & Rail	479,717	0.6%
Semiconductors & Semiconductor Equipment	5,980,041	7.0%
Software	7,617,887	9.0%
Specialty Retail	513,563	0.6%
Technology Hardware, Storage & Peripherals	7,025,508	8.2%
Trading Companies & Distributors	104,436	0.1%
Wireless Telecommunication Services	437,105	0.5%
Other**	30,400,664	35.7%
Total	$85,314,682	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Oil & Gas ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.1%)
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	11,895	$801,842
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	5,155	91,295
Apache Corp. (Oil, Gas & Consumable Fuels)	8,886	423,596
Apergy Corp.* (Energy Equipment & Services)	1,797	78,277
Baker Hughes, Inc. - Class A (Energy Equipment & Services)	9,673	327,238
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	10,249	230,807
Centennial Resource Development, Inc.* (Oil, Gas & Consumable Fuels)	4,411	96,380
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,901	340,570
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	21,191	95,148
Chevron Corp. (Oil, Gas & Consumable Fuels)	44,511	5,442,805
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	2,215	205,862
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	4,949	70,820
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	4,652	710,593
ConocoPhillips (Oil, Gas & Consumable Fuels)	26,996	2,089,490
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,008	137,106
Core Laboratories N.V. (Energy Equipment & Services)	1,027	118,957
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,795	76,162
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	11,820	472,091
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	2,291	309,720
Dril-Quip, Inc.* (Energy Equipment & Services)	872	45,562
Energen Corp.* (Oil, Gas & Consumable Fuels)	1,904	164,068
Ensco PLCADR - Class A (Energy Equipment & Services)	10,154	85,700
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	13,455	1,716,454
EQT Corp. (Oil, Gas & Consumable Fuels)	6,134	271,307
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	98,352	8,361,886
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,753	84,880
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	3,664	38,142
Halliburton Co. (Energy Equipment & Services)	20,441	828,474
Helmerich & Payne, Inc. (Energy Equipment & Services)	2,530	173,988
Hess Corp. (Oil, Gas & Consumable Fuels)	5,848	418,600
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	3,765	263,174
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	44,088	781,680
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	471	15,077
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	19,842	461,922
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	15,569	1,245,053
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	2,406	79,518
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	3,778	125,959
Nabors Industries, Ltd. (Energy Equipment & Services)	7,560	46,570
National Oilwell Varco, Inc. (Energy Equipment & Services)	8,889	382,938
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	4,642	133,829
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	11,223	350,045
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	6,205	87,987
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	17,764	1,459,668
Oceaneering International, Inc.* (Energy Equipment & Services)	2,289	63,176
OGE Energy Corp. (Electric Utilities)	4,639	168,488
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	9,554	647,666
Parsley Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	6,108	178,659
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	5,110	87,432
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	2,784	138,949
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,535	75,154
Phillips 66 (Oil, Gas & Consumable Fuels)	9,923	1,118,521
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	3,958	689,444
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	5,505	62,317
Range Resources Corp. (Oil, Gas & Consumable Fuels)	4,809	81,705
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	2,952	55,586
Schlumberger, Ltd. (Energy Equipment & Services)	32,153	1,958,761
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	1,523	33,582
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,396	75,546
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	13,619	69,593
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	5,240	295,064
TechnipFMC PLC (Energy Equipment & Services)	9,925	310,156
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	28,093	763,849

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Transocean, Ltd.* (Energy Equipment & Services)	9,978	$139,193
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,801	33,913
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	9,929	1,129,424
Weatherford International PLC* (Energy Equipment & Services)	23,162	62,769
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	2,114	112,127
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,579	43,707
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	9,172	184,541
TOTAL COMMON STOCKS (Cost $14,585,737)		38,320,562

	Principal Amount	Value
Repurchase Agreements (a) (0.9%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $361,063	$361,000	$361,000
TOTAL REPURCHASE AGREEMENTS (Cost $361,000)		361,000

TOTAL INVESTMENT SECURITIES (Cost $14,946,737) - 101.0%		38,681,562
Net other assets (liabilities) - (1.0)%		(381,959)

NET ASSETS - 100.0%		$38,299,603

*                      Non-income producing security.

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR         American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Oil & Gas invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Electric Utilities	$168,488	0.4%
Energy Equipment & Services	4,813,767	12.6%
Oil, Gas & Consumable Fuels	33,253,427	86.9%
Semiconductors & Semiconductor Equipment	84,880	0.2%
Other**	(20,959)	(0.1)%
Total	$38,299,603	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Pharmaceuticals ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.8%)
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	9,487	$137,751
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	4,777	294,024
Akorn, Inc.* (Pharmaceuticals)	16,049	208,316
Allergan PLC (Pharmaceuticals)	5,277	1,005,163
AMAG Pharmaceuticals, Inc.* (Biotechnology)	7,989	159,780
Amicus Therapeutics, Inc.* (Biotechnology)	23,385	282,725
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	10,764	238,853
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	9,210	177,200
Assembly Biosciences, Inc.* (Pharmaceuticals)	4,978	184,883
Assertio Therapeutics, Inc.* (Pharmaceuticals)	23,248	136,698
Bristol-Myers Squibb Co. (Pharmaceuticals)	20,102	1,247,932
Catalent, Inc.* (Pharmaceuticals)	9,765	444,796
Corcept Therapeutics, Inc.* (Pharmaceuticals)	16,731	234,569
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	14,011	155,242
Dermira, Inc.* (Pharmaceuticals)	13,019	141,907
Eli Lilly & Co. (Pharmaceuticals)	11,572	1,241,791
Endo International PLC* (Pharmaceuticals)	19,729	332,039
Horizon Pharma PLC* (Pharmaceuticals)	15,758	308,542
Innoviva, Inc.* (Pharmaceuticals)	13,763	209,748
Intersect ENT, Inc.* (Pharmaceuticals)	6,774	194,753
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	9,536	206,931
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	16,472	304,072
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	2,999	504,222
Johnson & Johnson (Pharmaceuticals)	14,643	2,023,224
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	1,116	238,969
Mallinckrodt PLC* (Pharmaceuticals)	9,286	272,173
Merck & Co., Inc. (Pharmaceuticals)	22,239	1,577,635
Mylan N.V.* (Pharmaceuticals)	17,083	625,238
Myokardia, Inc.* (Pharmaceuticals)	4,372	285,054
Omeros Corp.* (Pharmaceuticals)	8,370	204,312
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	5,602	275,338
Perrigo Co. PLC (Pharmaceuticals)	6,474	458,359
Pfizer, Inc. (Pharmaceuticals)	41,040	1,808,633
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	4,341	186,229
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	6,865	260,115
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	2,603	212,821
Revance Therapeutics, Inc.* (Pharmaceuticals)	7,186	178,572
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	13,212	221,962
Synergy Pharmaceuticals, Inc.* (Biotechnology)	85,357	145,107
TESARO, Inc.* (Biotechnology)	6,765	263,903
The Medicines Co.* (Pharmaceuticals)	8,141	243,497
TherapeuticsMD, Inc.* (Pharmaceuticals)	34,807	228,334
Theravance Biopharma, Inc.* (Pharmaceuticals)	7,652	249,991
Vanda Pharmaceuticals, Inc.* (Biotechnology)	10,830	248,549
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	3,550	177,500
Zoetis, Inc. (Pharmaceuticals)	9,868	903,514
Zogenix, Inc.* (Pharmaceuticals)	5,519	273,742
TOTAL COMMON STOCKS (Cost $14,305,683)		19,914,708

	Principal Amount	Value
Repurchase Agreements(a) (0.3%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $56,010	$56,000	$56,000
TOTAL REPURCHASE AGREEMENTS (Cost $56,000)		56,000

TOTAL INVESTMENT SECURITIES (Cost $14,361,683) - 100.1%		19,970,708
Net other assets (liabilities) - (0.1)%		(26,043)

NET ASSETS - 100.0%		$19,944,665

*                      Non-income producing security.

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Pharmaceuticals invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Biotechnology	$1,865,067	9.4%
Pharmaceuticals	18,049,641	90.4%
Other**	29,957	0.2%
Total	$19,944,665	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Precious Metals ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (101.8%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $16,865,964	$16,863,000	$16,863,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,863,000)		16,863,000

TOTAL INVESTMENT SECURITIES (Cost $16,863,000) - 101.8%		16,863,000
Net other assets (liabilities) - (1.8)%		(289,300)

NET ASSETS - 100.0%		$16,573,700

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2018, the aggregate amount held in a segregated account was $3,373,000.

(b)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements - Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	10/23/18	2.70%	$8,233,271	$(108,952)
Dow Jones Precious Metals Index	UBS AG	10/23/18	2.95%	8,325,162	(108,240)
				$16,558,433	$(217,192)

(1)              Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Real Estate ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.3%)
Acadia Realty Trust (Equity Real Estate Investment Trusts)	815	$22,844
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	4,774	88,940
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	1,058	133,086
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,369	56,348
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	2,567	56,192
American Tower Corp. (Equity Real Estate Investment Trusts)	4,401	639,464
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	12,015	122,913
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	1,572	69,372
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	2,163	37,831
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	1,381	250,168
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	1,182	39,609
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	1,542	189,805
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	1,784	28,044
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	3,025	52,968
Camden Property Trust (Equity Real Estate Investment Trusts)	926	86,646
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	3,157	139,223
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	1,866	33,831
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	4,892	29,792
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,178	27,848
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,184	28,807
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	366	40,677
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,033	30,814
CoStar Group, Inc.* (Professional Services)	363	152,765
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	4,201	37,347
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	4,144	461,351
CubeSmart (Equity Real Estate Investment Trusts)	1,855	52,923
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	990	62,766
DDR Corp. (Equity Real Estate Investment Trusts)	1,459	19,536
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	2,074	24,204
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,057	231,371
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,613	60,842
Duke Realty Corp. (Equity Real Estate Investment Trusts)	3,569	101,253
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	356	34,041
EPR Properties (Equity Real Estate Investment Trusts)	742	50,760
Equinix, Inc. (Equity Real Estate Investment Trusts)	794	343,714
Equity Commonwealth* (Equity Real Estate Investment Trusts)	1,215	38,981
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	888	85,648
Equity Residential (Equity Real Estate Investment Trusts)	3,678	243,704
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	661	163,075
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	1,265	109,600
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	733	92,703
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,260	39,564
Forest City Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	2,667	66,915
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	2,008	70,782
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,607	44,096
HCP, Inc. (Equity Real Estate Investment Trusts)	4,693	123,520
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,252	36,634
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	2,071	55,234
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,035	48,914
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	1,643	47,384
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	7,408	156,309
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,565	51,207
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,114	17,623
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	2,964	67,905
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	2,857	98,624
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,080	39,776
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	456	65,810
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,006	72,120
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	4,207	70,425

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	846	$65,819
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,101	38,084
Lexington Realty Trust (Equity Real Estate Investment Trusts)	2,132	17,696
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,475	62,319
Life Storage, Inc. (Equity Real Estate Investment Trusts)	467	44,440
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	900	19,134
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,643	54,317
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	4,480	32,928
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	1,136	113,804
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	422	31,899
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,568	70,278
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	3,396	60,517
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	2,002	65,606
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	1,392	27,770
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	2,064	31,146
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	2,010	65,968
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	688	25,023
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,820	30,685
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	1,280	24,230
Potlatch Corp. (Equity Real Estate Investment Trusts)	625	25,594
Prologis, Inc. (Equity Real Estate Investment Trusts)	6,288	426,263
Public Storage (Equity Real Estate Investment Trusts)	1,495	301,437
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,292	43,683
Realogy Holdings Corp. (Real Estate Management & Development)	1,240	25,594
Realty Income Corp. (Equity Real Estate Investment Trusts)	2,896	164,753
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,691	109,357
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	2,194	26,745
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,751	38,575
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	511	44,033
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,781	41,177
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	1,147	184,243
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	2,374	41,687
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	3,088	545,803
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	866	84,461
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	4,280	34,497
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,666	57,372
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,829	50,828
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	810	82,247
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	2,278	37,268
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	937	21,439
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	610	36,496
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,217	30,620
The Howard Hughes Corp.* (Real Estate Management & Development)	391	48,570
The Macerich Co. (Equity Real Estate Investment Trusts)	1,058	58,497
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	2,476	36,967
UDR, Inc. (Equity Real Estate Investment Trusts)	2,672	108,029
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,755	35,363
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,138	25,127
Ventas, Inc. (Equity Real Estate Investment Trusts)	3,561	193,647
VEREIT, Inc. (Equity Real Estate Investment Trusts)	9,665	70,168
Vici Properties, Inc. (Equity Real Estate Investment Trusts)	701	15,156
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,728	126,144
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	786	24,091
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,190	35,414
Welltower, Inc. (Equity Real Estate Investment Trusts)	3,716	239,013
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	7,567	244,187
WP Carey, Inc. (Equity Real Estate Investment Trusts)	1,073	69,005
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,117	26,473
TOTAL COMMON STOCKS (Cost $4,798,017)		10,436,334

TOTAL INVESTMENT SECURITIES (Cost $4,798,017) - 100.3%		10,436,334
Net other assets (liabilities) - (0.3)%		(26,723)

NET ASSETS - 100.0%		$10,409,611

*                             Non-income producing security.

See accompanying notes to schedules of portfolio investments.

ProFund VP Real Estate invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$9,513,672	91.4%
Mortgage Real Estate Investment Trusts	490,700	4.7%
Professional Services	152,765	1.5%
Real Estate Management & Development	279,197	2.7%
Other**	(26,723)	(0.3)%
Total	$10,409,611	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Rising Rates Opportunity ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (97.0%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $9,226,622	$9,225,000	$9,225,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,225,000)		9,225,000

TOTAL INVESTMENT SECURITIES (Cost $9,225,000) - 97.0%		9,225,000
Net other assets (liabilities) - 3.0%		288,348

NET ASSETS - 100.0%		$9,513,348

(a)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2018, the aggregate amount held in a segregated account was $118,000.

(b)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements - Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 3.00% due on 8/15/48	Citibank North America	10/15/18	(1.90)%	$(9,332,461)	$110,411
30-Year U.S. Treasury Bond, 3.00% due on 8/15/48	Societe’ Generale	10/15/18	(1.83)%	(2,501,484)	29,013
				$(11,833,945)	$139,424

(1)                   Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Semiconductor ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (73.9%)
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,523	$170,605
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,408	222,644
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,320	244,268
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,785	687,143
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	386	14,900
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	643	24,350
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,321	33,631
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	893	25,852
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	834	39,206
Intel Corp. (Semiconductors & Semiconductor Equipment)	29,683	1,403,710
InterDigital, Inc. (Communications Equipment)	206	16,480
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,018	103,541
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,031	156,403
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	3,808	73,494
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,788	100,825
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,516	119,628
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,470	337,868
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	332	26,610
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	242	30,378
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,930	1,104,410
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,738	50,461
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	802	61,666
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	9,033	650,647
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	430	23,908
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	280	25,704
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,168	105,949
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	211	9,626
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,186	43,858
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,274	673,137
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	272	32,069
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	705	25,387
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,618	129,715
TOTAL COMMON STOCKS (Cost $2,800,907)		6,768,073

TOTAL INVESTMENT SECURITIES (Cost $2,800,907) - 73.9%		6,768,073
Net other assets (liabilities) - 26.1%		2,388,747

NET ASSETS - 100.0%		$9,156,820

*                             Non-income producing security.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements - Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	10/23/18	2.70%	$2,399,712	$(288)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Semiconductor invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Communications Equipment	$16,480	0.2%
Semiconductors & Semiconductor Equipment	6,751,593	73.7%
Other**	2,388,747	26.1%
Total	$9,156,820	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Short Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.7%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $13,002	$13,000	$13,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,000)		13,000

TOTAL INVESTMENT SECURITIES (Cost $13,000) - 99.7%		13,000
Net other assets (liabilities) - 0.3%		34

NET ASSETS - 100.0%		$13,034

(a)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2018, the aggregate amount held in a segregated account was $11,000.

(b)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements - Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	10/29/18	(2.40)%	$(8,487)	$(5)
Dow Jones Industrial Average	UBS AG	10/29/18	(2.40)%	(4,531)	(3)
				$(13,018)	$(8)

(1)                   Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Short Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (116.5%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $2,754,484	$2,754,000	$2,754,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,754,000)		2,754,000

TOTAL INVESTMENT SECURITIES (Cost $2,754,000) - 116.5%		2,754,000
Net other assets (liabilities) - (16.5)%		(390,116)

NET ASSETS - 100.0%		$2,363,884

(a)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2018, the aggregate amount held in a segregated account was $739,000.

(b)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements - Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	10/29/18	(1.70)%	$(561,034)	$2,193
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	10/29/18	(1.70)%	(1,791,717)	8,285
				$(2,352,751)	$10,478

(1)                   Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Short International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (99.4%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $707,124	$707,000	$707,000
TOTAL REPURCHASE AGREEMENTS (Cost $707,000)		707,000

TOTAL INVESTMENT SECURITIES (Cost $707,000) - 99.4%		707,000
Net other assets (liabilities) - 0.6%		4,629

NET ASSETS - 100.0%		$711,629

(a)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2018, the aggregate amount held in a segregated account was $206,000.

(b)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements - Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	10/29/18	(1.80)%	$(200,374)	$1,735
MSCI EAFE Index	UBS AG	10/29/18	(1.90)%	(507,234)	4,308
				$(707,608)	$6,043

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Short Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.4%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $132,023	$132,000	$132,000
TOTAL REPURCHASE AGREEMENTS (Cost $132,000)		132,000

TOTAL INVESTMENT SECURITIES (Cost $132,000) - 99.4%		132,000
Net other assets (liabilities) - 0.6%		783

NET ASSETS - 100.0%		$132,783

(a)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2018, the aggregate amount held in a segregated account was $65,000.

(b)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements - Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	10/29/18	(2.25)%	$(47,630)	$(164)
S&P MidCap 400	UBS AG	10/29/18	(2.20)%	(84,870)	(297)
				$(132,500)	$(461)

(1)                   Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain(loss).

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Short Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (96.8%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $2,352,414	$2,352,000	$2,352,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,352,000)		2,352,000

TOTAL INVESTMENT SECURITIES (Cost $2,352,000) - 96.8%		2,352,000
Net other assets (liabilities) - 3.2%		78,914

NET ASSETS - 100.0%		$2,430,914

(a)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2018, the aggregate amount held in a segregated account was $445,000.

(b)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	4	12/24/18	$(612,540)	$(11,468)

Total Return Swap Agreements - Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	10/29/18	(2.50)%	$(890,890)	$286
Nasdaq-100 Index	UBS AG	10/29/18	(2.35)%	(923,679)	264
				$(1,814,569)	$550

(1)                   Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Short Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (104.5%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $1,983,349	$1,983,000	$1,983,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,983,000)		1,983,000

TOTAL INVESTMENT SECURITIES (Cost $1,983,000) - 104.5%		1,983,000
Net other assets (liabilities) - (4.5)%		(85,230)

NET ASSETS - 100.0%		$1,897,770

(a)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2018, the aggregate amount held in a segregated account was $380,000.

(b)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	2	12/24/18	$(170,120)	$2,046

Total Return Swap Agreements - Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	10/29/18	(1.95)%	$(788,119)	$(2,833)
Russell 2000 Index	UBS AG	10/29/18	(1.70)%	(933,468)	(3,713)
				$(1,721,587)	$(6,546)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (30.0%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	150	$1,770
22nd Century Group, Inc.* (Tobacco)	725	2,037
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	350	6,615
8x8, Inc.* (Software)	275	5,844
A10 Networks, Inc.* (Software)	275	1,672
AAON, Inc. (Building Products)	125	4,725
AAR Corp. (Aerospace & Defense)	100	4,789
Aaron’s, Inc. (Specialty Retail)	200	10,891
Abeona Therapeutics, Inc.* (Biotechnology)	125	1,600
Abercrombie & Fitch Co. - Class A (Specialty Retail)	200	4,224
ABM Industries, Inc. (Commercial Services & Supplies)	200	6,450
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	750	1,748
Acacia Communications, Inc.* (Communications Equipment)	100	4,137
Acacia Research Corp.* (Professional Services)	350	1,120
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	300	6,228
Acadia Realty Trust (Equity Real Estate Investment Trusts)	250	7,008
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	100	2,295
Acceleron Pharma, Inc.* (Biotechnology)	125	7,153
ACCO Brands Corp. (Commercial Services & Supplies)	350	3,955
Accuray, Inc.* (Health Care Equipment & Supplies)	450	2,025
Achaogen, Inc.* (Biotechnology)	150	599
Achillion Pharmaceuticals, Inc.* (Biotechnology)	675	2,484
ACI Worldwide, Inc.* (Software)	325	9,146
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	125	1,815
Acorda Therapeutics, Inc.* (Biotechnology)	150	2,948
Actuant Corp. - Class A (Machinery)	200	5,580
Acushnet Holdings Corp. (Leisure Products)	125	3,429
Acxiom Corp.* (IT Services)	225	11,117
Adtalem Global Education, Inc.* (Diversified Consumer Services)	175	8,435
ADTRAN, Inc. (Communications Equipment)	175	3,089
Aduro Biotech, Inc.* (Biotechnology)	275	2,021
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	225	6,093
Advanced Drainage Systems, Inc. (Building Products)	150	4,635
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	125	6,456
AdvanSix, Inc.* (Chemicals)	100	3,395
Adverum Biotechnologies, Inc.* (Biotechnology)	300	1,815
Aegion Corp.* (Construction & Engineering)	125	3,173
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	100	6,154
Aerohive Networks, Inc.* (Communications Equipment)	300	1,236
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	200	6,798
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	125	2,273
Agenus, Inc.* (Biotechnology)	575	1,231
Agree Realty Corp. (Equity Real Estate Investment Trusts)	100	5,312
AgroFresh Solutions, Inc.* (Chemicals)	200	1,246
Aimmune Therapeutics, Inc.* (Biotechnology)	150	4,092
Air Transport Services Group, Inc.* (Air Freight & Logistics)	200	4,294
Aircastle, Ltd. (Trading Companies & Distributors)	175	3,834
AK Steel Holding Corp.* (Metals & Mining)	1,000	4,900
Akebia Therapeutics, Inc.* (Biotechnology)	225	1,987
Akorn, Inc.* (Pharmaceuticals)	300	3,894
Alarm.com Holdings, Inc.* (Software)	100	5,740
Albany International Corp. - Class A (Machinery)	100	7,950
Alder Biopharmaceuticals, Inc.* (Biotechnology)	200	3,330
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	225	5,105
Allegheny Technologies, Inc.* (Metals & Mining)	350	10,342
ALLETE, Inc. (Electric Utilities)	150	11,251
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	525	7,481
Alta Mesa Resources, Inc.* (Oil, Gas & Consumable Fuels)	375	1,568
Altair Engineering, Inc.* - Class A (Software)	100	4,345
Alteryx, Inc.* (Software)	100	5,721
Altra Industrial Motion Corp. (Machinery)	100	4,130
AMAG Pharmaceuticals, Inc.* (Biotechnology)	125	2,500
Ambac Financial Group, Inc.* (Insurance)	150	3,063
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	100	3,868
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	175	3,588
Amedisys, Inc.* (Health Care Providers & Services)	75	9,371
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	125	4,661
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	350	6,104
American Eagle Outfitters, Inc. (Specialty Retail)	450	11,173
American Equity Investment Life Holding Co. (Insurance)	250	8,840
American Outdoor Brands Corp.* (Leisure Products)	200	3,106

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
American Software, Inc. - Class A (Software)	125	$1,516
American States Water Co. (Water Utilities)	100	6,114
American Vanguard Corp. (Chemicals)	125	2,250
Americold Realty Trust (Equity Real Estate Investment Trusts)	175	4,379
Ameris Bancorp (Banks)	125	5,713
Amicus Therapeutics, Inc.* (Biotechnology)	550	6,650
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	375	2,771
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	125	6,838
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	275	6,102
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	150	2,886
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	750	381
AmTrust Financial Services, Inc. (Insurance)	350	5,082
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	225	1,787
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	125	2,718
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	100	7,030
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	700	2,352
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	425	1,968
Apellis Pharmaceuticals, Inc.* (Biotechnology)	125	2,223
Apogee Enterprises, Inc. (Building Products)	100	4,132
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	375	7,075
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	100	2,207
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	100	7,825
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	500	1,115
Apptio, Inc.* (Software)	100	3,696
Aratana Therapeutics, Inc.* (Pharmaceuticals)	325	1,898
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	225	2,583
Arbutus BioPharma Corp.* (Biotechnology)	225	2,126
ArcBest Corp. (Road & Rail)	75	3,641
Archrock, Inc. (Energy Equipment & Services)	400	4,880
Ardelyx, Inc.* (Biotechnology)	300	1,305
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	200	1,300
Arena Pharmaceuticals, Inc.* (Biotechnology)	150	6,902
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	125	1,746
Argo Group International Holdings, Ltd. (Insurance)	100	6,305
Arlington Asset Investment Corp. - Class A (Capital Markets)	150	1,401
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	175	2,644
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	150	3,368
ArQule, Inc.* (Biotechnology)	425	2,406
Array BioPharma, Inc.* (Biotechnology)	575	8,739
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	300	5,751
Artisan Partners Asset Management, Inc. (Capital Markets)	150	4,860
Ascena Retail Group, Inc.* (Specialty Retail)	650	2,971
ASGN, Inc.* (Professional Services)	150	11,839
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	350	2,237
Assertio Therapeutics, Inc.* (Pharmaceuticals)	275	1,617
AT Home Group, Inc.* (Specialty Retail)	100	3,153
Atara Biotherapeutics, Inc.* (Biotechnology)	125	5,169
Athenex, Inc.* (Biotechnology)	150	2,331
Athersys, Inc.* (Biotechnology)	750	1,575
Atkore International Group, Inc.* (Electrical Equipment)	150	3,980
Atlantic Capital Bancshares, Inc.* (Banks)	100	1,675
Atlantic Power Corp.* (Independent Power and Renewable Electricity Producers)	675	1,485
AtriCure, Inc.* (Health Care Equipment & Supplies)	125	4,379
Audentes Therapeutics, Inc.* (Biotechnology)	100	3,959
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	125	8,563
Avaya Holdings Corp.* - Class C (Software)	325	7,196
Aveo Phamaceuticals, Inc.* (Biotechnology)	650	2,152
Avid Bioservices, Inc.* (Biotechnology)	400	2,744
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	225	1,334
Avis Budget Group, Inc.* (Road & Rail)	200	6,427
Avista Corp. (Multi-Utilities)	175	8,848
AVX Corp. (Electronic Equipment, Instruments & Components)	175	3,159
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	125	2,456
AxoGen, Inc.* (Health Care Equipment & Supplies)	100	3,685
Axon Enterprise, Inc.* (Aerospace & Defense)	150	10,264
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	175	6,018
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	225	1,609
AZZ, Inc. (Electrical Equipment)	75	3,788
B&G Foods, Inc. - Class A (Food Products)	200	5,490
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	475	489
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	100	5,295
Balchem Corp. (Chemicals)	100	11,208
Banc of California, Inc. (Banks)	150	2,835

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	125	$2,615
BancorpSouth Bank (Banks)	275	8,992
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	150	7,779
Banner Corp. (Banks)	100	6,217
Barnes & Noble Education, Inc.* (Specialty Retail)	225	1,296
Barnes & Noble, Inc. (Specialty Retail)	300	1,740
Barnes Group, Inc. (Machinery)	150	10,654
BBX Capital Corp. (Hotels, Restaurants & Leisure)	275	2,041
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	200	7,238
Beazer Homes USA, Inc.* (Household Durables)	150	1,575
Bed Bath & Beyond, Inc. (Specialty Retail)	400	6,000
Belden, Inc. (Electronic Equipment, Instruments & Components)	125	8,925
Bellicum Pharmaceutials, Inc.* (Biotechnology)	225	1,386
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	300	5,475
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	150	3,510
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	225	3,803
Berkshire Hills Bancorp, Inc. (Banks)	125	5,088
Big Lots, Inc. (Multiline Retail)	125	5,224
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	400	3,052
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	100	3,755
BioScrip, Inc.* (Health Care Providers & Services)	650	2,015
BioTelemetry, Inc.* (Health Care Providers & Services)	100	6,445
BioTime, Inc.* (Biotechnology)	625	1,469
Black Hills Corp. (Multi-Utilities)	150	8,714
Blackbaud, Inc. (Software)	125	12,684
Blackline, Inc.* (Software)	100	5,647
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	300	10,052
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	250	4,948
Blucora, Inc.* (Capital Markets)	150	6,038
Blueprint Medicines Corp.* (Biotechnology)	125	9,757
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	225	4,196
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	150	5,235
Boise Cascade Co. (Paper & Forest Products)	125	4,600
Boston Private Financial Holdings, Inc. (Banks)	275	3,754
Bottomline Technologies, Inc.* (Software)	125	9,089
Box, Inc.* - Class A (Software)	375	8,966
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	250	8,462
Brady Corp. - Class A (Commercial Services & Supplies)	150	6,563
Braemar Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	150	1,766
Briggs & Stratton Corp. (Machinery)	150	2,885
Brightcove, Inc.* (IT Services)	175	1,470
BrightSphere Investment Group PLC (Capital Markets)	275	3,410
Brinker International, Inc. (Hotels, Restaurants & Leisure)	125	5,841
Bristow Group, Inc.* (Energy Equipment & Services)	150	1,820
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	575	5,652
Brookline Bancorp, Inc. (Banks)	250	4,175
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	200	7,006
Builders FirstSource, Inc.* (Building Products)	350	5,138
C&J Energy Services, Inc.* (Energy Equipment & Services)	200	4,160
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	75	7,738
CACI International, Inc.* - Class A (IT Services)	75	13,810
Cactus, Inc.* - Class A (Energy Equipment & Services)	100	3,828
Cadence BanCorp (Banks)	150	3,918
CalAmp Corp.* (Communications Equipment)	125	2,995
Caleres, Inc. (Specialty Retail)	125	4,483
California Resources Corp.* (Oil, Gas & Consumable Fuels)	150	7,280
California Water Service Group (Water Utilities)	150	6,435
Calithera Biosciences, Inc.* (Biotechnology)	250	1,313
Calix, Inc.* (Communications Equipment)	225	1,823
Callaway Golf Co. (Leisure Products)	300	7,287
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	675	8,092
Cal-Maine Foods, Inc. (Food Products)	100	4,830
Cambrex Corp.* (Life Sciences Tools & Services)	100	6,839
Camping World Holdings, Inc. (Specialty Retail)	125	2,665
Cannae Holdings, Inc.* (Diversified Financial Services)	225	4,714
Capital Senior Living Corp.* (Health Care Providers & Services)	150	1,416
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	400	5,096
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	325	2,571
Cara Therapeutics, Inc.* (Biotechnology)	125	2,994
Carbonite, Inc.* (IT Services)	100	3,565
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	125	4,893
Cardtronics PLC* - Class A (IT Services)	125	3,955
CareDx, Inc.* (Biotechnology)	150	4,328
Career Education Corp.* (Diversified Consumer Services)	225	3,359
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	250	4,428
Cargurus, Inc.* (Interactive Media & Services)	150	8,354
Carpenter Technology Corp. (Metals & Mining)	125	7,368

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	225	$5,670
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	150	2,190
Cars.com, Inc.* (Interactive Media & Services)	225	6,212
Carvana Co.* (Specialty Retail)	100	5,909
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	125	3,883
CASI Pharmaceuticals, Inc.* (Biotechnology)	275	1,284
Castle Brands, Inc.* (Beverages)	975	1,043
Castlight Health, Inc.* - Class B (Health Care Technology)	425	1,148
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	525	1,985
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	200	2,286
Cathay General Bancorp, Inc. (Banks)	225	9,323
CBIZ, Inc.* (Professional Services)	175	4,148
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	600	2,394
CECO Environmental Corp.* (Commercial Services & Supplies)	225	1,773
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	425	1,981
CenterState Banks, Inc. (Banks)	250	7,013
Central European Media Enterprises, Ltd.* - Class A (Media)	450	1,688
Central Garden & Pet Co.* - Class A (Household Products)	125	4,143
Central Pacific Financial Corp. (Banks)	100	2,643
Century Aluminum Co.* (Metals & Mining)	175	2,095
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	175	1,306
Century Communities, Inc.* (Household Durables)	100	2,625
Cerus Corp.* (Health Care Equipment & Supplies)	450	3,245
ChannelAdvisor Corp.* (Software)	125	1,556
Chart Industries, Inc.* (Machinery)	100	7,833
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	150	3,134
Chegg, Inc.* (Diversified Consumer Services)	300	8,529
Chemical Financial Corp. (Banks)	200	10,679
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	175	5,612
Chico’s FAS, Inc. (Specialty Retail)	425	3,685
Chimerix, Inc.* (Biotechnology)	300	1,167
ChromaDex Corp.* (Life Sciences Tools & Services)	350	1,502
Ciena Corp.* (Communications Equipment)	400	12,495
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	175	2,791
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	200	7,720
Cision, Ltd.* (Software)	150	2,520
Citizens, Inc.* (Insurance)	250	2,100
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	175	2,209
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	650	1,690
Clear Channel Outdoor Holdings, Inc. (Media)	300	1,785
Clearside Biomedical, Inc.* (Pharmaceuticals)	150	923
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	100	1,904
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	225	4,331
Cleveland-Cliffs, Inc.* (Metals & Mining)	875	11,077
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	450	1,035
Cloudera, Inc.* (Software)	325	5,736
Clovis Oncology, Inc.* (Biotechnology)	150	4,406
CNO Financial Group, Inc. (Insurance)	475	10,079
Codexis, Inc.* (Life Sciences Tools & Services)	200	3,430
Coeur Mining, Inc.* (Metals & Mining)	600	3,198
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	125	6,975
Coherus Biosciences, Inc.* (Biotechnology)	175	2,888
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	100	2,510
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	100	1,474
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	275	6,046
Columbia Banking System, Inc. (Banks)	200	7,754
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	175	2,923
Comfort Systems USA, Inc. (Construction & Engineering)	125	7,050
Commercial Metals Co. (Metals & Mining)	350	7,182
Commercial Vehicle Group, Inc.* (Machinery)	200	1,832
Community Bank System, Inc. (Banks)	150	9,160
Community Health Systems, Inc.* (Health Care Providers & Services)	425	1,471
CommVault Systems, Inc.* (Software)	125	8,750
Compass Minerals International, Inc. (Metals & Mining)	100	6,720
CONMED Corp. (Health Care Equipment & Supplies)	75	5,942
ConnectOne Bancorp, Inc. (Banks)	100	2,375
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	100	4,081
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	250	3,260
Continental Building Products, Inc.* (Building Products)	125	4,694
Control4 Corp.* (Electronic Equipment, Instruments & Components)	100	3,433
ConvergeOne Holdings, Inc. (IT Services)	150	1,397
Convergys Corp. (IT Services)	275	6,529
Cooper Tire & Rubber Co. (Auto Components)	175	4,953
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	275	2,076
Corcept Therapeutics, Inc.* (Pharmaceuticals)	300	4,206
Corecivic, Inc. (Equity Real Estate Investment Trusts)	350	8,516
Core-Mark Holding Co., Inc. (Distributors)	150	5,094

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	150	$2,918
Corium International, Inc.* (Pharmaceuticals)	175	1,664
Cornerstone OnDemand, Inc.* (Software)	150	8,513
Costamare, Inc. (Marine)	250	1,623
Coupa Software, Inc.* (Software)	150	11,865
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,175	10,445
Covanta Holding Corp. (Commercial Services & Supplies)	350	5,688
Covia Holdings Corp.* - Class C (Energy Equipment & Services)	125	1,121
Cowen Group, Inc.* - Class A (Capital Markets)	125	2,038
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	150	3,225
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	275	10,414
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	225	4,790
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	175	1,528
CryoLife, Inc.* (Health Care Equipment & Supplies)	125	4,400
CryoPort, Inc.* (Health Care Equipment & Supplies)	125	1,601
CSG Systems International, Inc. (IT Services)	100	4,014
CTI BioPharma Corp.* (Biotechnology)	325	702
CTS Corp. (Electronic Equipment, Instruments & Components)	100	3,430
Cubic Corp. (Aerospace & Defense)	75	5,479
Customers Bancorp, Inc.* (Banks)	100	2,353
CVB Financial Corp. (Banks)	300	6,696
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	225	2,493
Cytokinetics, Inc.* (Biotechnology)	225	2,216
Cytomx Therapeutics, Inc.* (Biotechnology)	125	2,313
CytoSorbents Corp.* (Health Care Equipment & Supplies)	150	1,935
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	200	1,568
Dana Holding Corp. (Auto Components)	425	7,935
Darling Ingredients, Inc.* (Food Products)	475	9,176
Daseke, Inc.* (Road & Rail)	200	1,604
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	125	8,278
Dean Foods Co. (Food Products)	325	2,308
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	100	11,857
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	150	1,772
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	225	9,546
Deluxe Corp. (Commercial Services & Supplies)	125	7,117
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,350	8,369
Denny’s Corp.* (Hotels, Restaurants & Leisure)	225	3,312
Dermira, Inc.* (Pharmaceuticals)	175	1,908
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	425	1,998
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	225	4,500
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	600	7,002
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	175	2,671
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	275	1,238
Digi International, Inc.* (Communications Equipment)	125	1,681
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	125	2,231
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	125	4,161
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	175	3,397
Donnelley Financial Solutions, Inc.* (Capital Markets)	150	2,688
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	175	1,395
Dorman Products, Inc.* (Auto Components)	75	5,769
Dril-Quip, Inc.* (Energy Equipment & Services)	125	6,531
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	275	1,639
DSW, Inc. - Class A (Specialty Retail)	225	7,622
Durect Corp.* (Pharmaceuticals)	850	935
Dycom Industries, Inc.* (Construction & Engineering)	100	8,460
Dynavax Technologies Corp.* (Biotechnology)	225	2,790
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	275	1,755
Eagle Bancorp, Inc.* (Banks)	100	5,060
Eagle Bulk Shipping, Inc.* (Marine)	275	1,546
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	175	3,390
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	100	9,562
Ebix, Inc. (Software)	75	5,936
Echo Global Logistics, Inc.* (Air Freight & Logistics)	100	3,095
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	775	922
Edgewell Personal Care Co.* (Personal Products)	150	6,935
Editas Medicine, Inc.* (Biotechnology)	150	4,773
El Paso Electric Co. (Electric Utilities)	125	7,150
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	200	9,719
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	125	2,181
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	150	5,112
Ellie Mae, Inc.* (Software)	100	9,477
EMCOR Group, Inc. (Construction & Engineering)	150	11,266
Emerald Expositions Events, Inc. (Media)	100	1,648
Emergent BioSolutions, Inc.* (Biotechnology)	125	8,228
Employers Holdings, Inc. (Insurance)	100	4,530

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Encore Capital Group, Inc.* (Consumer Finance)	100	$3,585
Endo International PLC* (Pharmaceuticals)	675	11,359
Endocyte, Inc.* (Pharmaceuticals)	225	3,996
Endologix, Inc.* (Health Care Equipment & Supplies)	375	716
Endurance International Group Holdings, Inc.* (IT Services)	275	2,420
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	625	2,050
Energy Recovery, Inc.* (Machinery)	200	1,790
EnerSys (Electrical Equipment)	125	10,890
Ennis, Inc. (Commercial Services & Supplies)	100	2,045
Enova International, Inc.* (Consumer Finance)	100	2,880
Enphase Energy, Inc.* (Electrical Equipment)	375	1,819
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	400	11,579
Entercom Communications Corp. - Class A (Media)	450	3,555
Entravision Communications Corp. - Class A (Media)	350	1,715
Envestnet, Inc.* (Software)	125	7,619
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	275	1,133
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	425	995
Epizyme, Inc.* (Biotechnology)	200	2,120
Eros International PLC* (Entertainment)	150	1,808
ESCO Technologies, Inc. (Machinery)	75	5,104
Essendant, Inc. (Commercial Services & Supplies)	175	2,244
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	275	12,169
Esterline Technologies Corp.* (Aerospace & Defense)	75	6,821
Ethan Allen Interiors, Inc. (Household Durables)	100	2,075
Etsy, Inc.* (Internet & Direct Marketing Retail)	325	16,698
Everbridge, Inc.* (Software)	75	4,323
Everi Holdings, Inc.* (IT Services)	275	2,522
EVERTEC, Inc. (IT Services)	200	4,820
Evolent Health, Inc.* (Health Care Technology)	225	6,390
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	150	1,658
Evoqua Water Technologies Corp.* (Machinery)	250	4,445
Exantas Capital Corp. (Mortgage Real Estate Investment Trusts)	175	1,922
Exela Technologies, Inc.* - Class I (IT Services)	300	2,139
ExlService Holdings, Inc.* (IT Services)	100	6,620
Exponent, Inc. (Professional Services)	150	8,040
Express, Inc.* (Specialty Retail)	275	3,042
Exterran Corp.* (Energy Equipment & Services)	125	3,316
Extreme Networks, Inc.* (Communications Equipment)	400	2,192
EZCORP, Inc.* - Class A (Consumer Finance)	200	2,140
Fabrinet* (Electronic Equipment, Instruments & Components)	125	5,783
Farmers National Banc Corp. (Banks)	125	1,913
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	175	1,173
Fate Therapeutics, Inc.* (Biotechnology)	200	3,258
FCB Financial Holdings, Inc.* - Class A (Banks)	125	5,925
Federal Signal Corp. (Machinery)	200	5,356
Federated Investors, Inc. - Class B (Capital Markets)	300	7,236
Ferro Corp.* (Chemicals)	250	5,805
FGL Holdings* (Diversified Financial Services)	475	4,251
FibroGen, Inc.* (Biotechnology)	200	12,149
Finisar Corp.* (Communications Equipment)	350	6,668
First Bancorp (Banks)	100	4,051
First BanCorp.* (Banks)	675	6,143
First Busey Corp. (Banks)	150	4,658
First Commonwealth Financial Corp. (Banks)	325	5,246
First Financial Bancorp (Banks)	275	8,168
First Financial Bankshares, Inc. (Banks)	175	10,342
First Foundation, Inc.* (Banks)	125	1,953
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	350	10,989
First Interstate Bancsys (Banks)	100	4,480
First Merchants Corp. (Banks)	150	6,749
First Midwest Bancorp, Inc. (Banks)	300	7,977
First of Long Island Corp. (The) (Banks)	100	2,175
FirstCash, Inc. (Consumer Finance)	125	10,250
Fitbit, Inc.* (Electronic Equipment, Instruments & Components)	675	3,611
Five Below, Inc.* (Specialty Retail)	150	19,508
Five Prime Therapeutics, Inc.* (Biotechnology)	150	2,088
Five9, Inc.* (Software)	175	7,646
Flagstar Bancorp, Inc.* (Thrifts & Mortgage Finance)	100	3,147
Flexion Therapeutics, Inc.* (Biotechnology)	125	2,339
Flotek Industries, Inc.* (Chemicals)	425	1,020
Fluent, Inc.* (Media)	400	860
Fluidigm Corp.* (Life Sciences Tools & Services)	250	1,873
Flushing Financial Corp. (Banks)	100	2,440
ForeScout Technologies, Inc.* (Software)	100	3,776
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	250	3,438
Fortress Biotech, Inc.* (Biotechnology)	375	600
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	300	3,105
Forward Air Corp. (Air Freight & Logistics)	100	7,170
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	150	3,492
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	200	5,138
Fox Factory Holding Corp.* (Auto Components)	125	8,755
Francesca’s Holdings Corp.* (Specialty Retail)	200	742
Franklin Electric Co., Inc. (Machinery)	150	7,088

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	375	$2,996
Frank’s International N.V.* (Energy Equipment & Services)	325	2,821
Fresh Del Monte Produce, Inc. (Food Products)	100	3,389
Freshpet, Inc.* (Food Products)	100	3,670
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	200	2,170
Frontier Communications Corp. (Diversified Telecommunication Services)	350	2,272
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)	350	2,034
FTI Consulting, Inc.* (Professional Services)	100	7,319
FuelCell Energy, Inc.* (Electrical Equipment)	875	936
Fulton Financial Corp. (Banks)	500	8,325
FutureFuel Corp. (Chemicals)	125	2,318
GAIN Capital Holdings, Inc. (Capital Markets)	200	1,300
GameStop Corp. - Class A (Specialty Retail)	325	4,963
Gannett Co., Inc. (Media)	375	3,754
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	150	2,963
GATX Corp. (Trading Companies & Distributors)	100	8,659
GCP Applied Technologies, Inc.* (Chemicals)	225	5,974
Generac Holdings, Inc.* (Electrical Equipment)	175	9,872
Genesis Healthcare, Inc.* (Health Care Providers & Services)	500	675
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	250	1,838
Gentherm, Inc.* (Auto Components)	125	5,681
Genworth Financial, Inc.* - Class A (Insurance)	1,500	6,255
Geron Corp.* (Biotechnology)	675	1,188
Getty Realty Corp. (Equity Real Estate Investment Trusts)	125	3,570
Gibraltar Industries, Inc.* (Building Products)	100	4,560
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	125	6,024
Glacier Bancorp, Inc. (Banks)	250	10,772
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	125	2,394
Glaukos Corp.* (Health Care Equipment & Supplies)	100	6,490
Global Blood Therapeutics, Inc.* (Biotechnology)	150	5,700
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	225	4,691
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	200	11,351
Glu Mobile, Inc.* (Entertainment)	425	3,166
Glycomimetics, Inc.* (Biotechnology)	150	2,160
Gms, Inc.* (Trading Companies & Distributors)	125	2,900
GNC Holdings, Inc.* - Class A (Specialty Retail)	425	1,760
Gogo, Inc.* (Wireless Telecommunication Services)	325	1,687
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	275	7,645
Gold Resource Corp. (Metals & Mining)	275	1,414
GoPro, Inc.* - Class A (Household Durables)	425	3,060
Government Properties Income Trust (Equity Real Estate Investment Trusts)	325	3,669
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	450	12,347
Granite Construction, Inc. (Construction & Engineering)	125	5,713
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	150	2,892
Gray Television, Inc.* (Media)	275	4,813
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	325	2,015
Great Western Bancorp, Inc. (Banks)	175	7,383
Green Brick Partners, Inc.* (Household Durables)	150	1,515
Green Dot Corp.* - Class A (Consumer Finance)	125	11,103
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	150	2,580
Greenlight Capital Re, Ltd.* - Class A (Insurance)	150	1,860
Greif, Inc. - Class A (Containers & Packaging)	75	4,025
Griffon Corp. (Building Products)	125	2,019
Groupon, Inc.* (Internet & Direct Marketing Retail)	1,350	5,090
GTT Communications, Inc.* (IT Services)	100	4,340
Guaranty BanCorp (Banks)	100	2,970
GUESS?, Inc. (Specialty Retail)	200	4,520
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	525	5,465
H&E Equipment Services, Inc. (Trading Companies & Distributors)	100	3,778
H.B. Fuller Co. (Chemicals)	150	7,751
Haemonetics Corp.* (Health Care Equipment & Supplies)	150	17,186
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	575	2,570
Halozyme Therapeutics, Inc.* (Biotechnology)	375	6,813
Hancock Holding Co. (Banks)	250	11,887
Hanmi Financial Corp. (Banks)	125	3,113
Hannon Armstrong Sustainable, Inc. - Class I (Mortgage Real Estate Investment Trusts)	175	3,757
Harmonic, Inc.* (Communications Equipment)	425	2,338
Harsco Corp.* (Machinery)	250	7,138
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	275	1,444
Hawaiian Holdings, Inc. (Airlines)	150	6,015
HC2 Holdings, Inc.* (Construction & Engineering)	275	1,683
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	350	10,240
Healthcare Services Group, Inc. (Commercial Services & Supplies)	225	9,139
HealthEquity, Inc.* (Health Care Providers & Services)	150	14,161
HealthStream, Inc. (Health Care Technology)	100	3,101

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Heartland Express, Inc. (Road & Rail)	175	$3,453
Heartland Financial USA, Inc. (Banks)	100	5,805
Hecla Mining Co. (Metals & Mining)	1,275	3,557
Helen of Troy, Ltd.* (Household Durables)	75	9,817
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	500	4,940
Heritage Commerce Corp. (Banks)	150	2,238
Heritage Financial Corp. (Banks)	125	4,394
Herman Miller, Inc. (Commercial Services & Supplies)	175	6,720
Heron Therapeutics, Inc.* (Biotechnology)	200	6,330
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	125	2,834
Hertz Global Holdings, Inc.* (Road & Rail)	200	3,266
HFF, Inc. - Class A (Real Estate Management & Development)	125	5,310
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	425	2,074
Hillenbrand, Inc. (Machinery)	175	9,153
Hilltop Holdings, Inc. (Banks)	225	4,538
HMS Holdings Corp.* (Health Care Technology)	250	8,203
HNI Corp. (Commercial Services & Supplies)	125	5,530
Home BancShares, Inc. (Banks)	450	9,854
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	100	2,650
Hope Bancorp, Inc. (Banks)	375	6,064
Horace Mann Educators Corp. (Insurance)	125	5,613
Horizon BanCorp, Inc. (Banks)	150	2,963
Horizon Pharma PLC* (Pharmaceuticals)	475	9,300
Hortonworks, Inc.* (Software)	225	5,132
Hostess Brands, Inc.* (Food Products)	325	3,598
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	375	2,625
Houlihan Lokey, Inc. (Capital Markets)	100	4,493
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	800	1,280
Hub Group, Inc.* - Class A (Air Freight & Logistics)	100	4,560
Hubspot, Inc.* (Software)	100	15,094
Hudson, Ltd.* - Class A (Specialty Retail)	150	3,384
IBERIABANK Corp. (Banks)	150	12,202
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	100	2,042
IDACORP, Inc. (Electric Utilities)	150	14,884
Idera Pharmaceuticals, Inc.* (Biotechnology)	125	1,114
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	175	8,277
IMAX Corp.* (Entertainment)	175	4,515
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	125	1,321
Immune Design Corp.* (Biotechnology)	300	1,035
ImmunoGen, Inc.* (Biotechnology)	400	3,788
Immunomedics, Inc.* (Biotechnology)	375	7,810
Imperva, Inc.* (Software)	100	4,645
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	325	1,606
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	325	3,422
Independent Bank Corp. (Banks)	75	6,195
Infinera Corp.* (Communications Equipment)	475	3,468
Information Services Group, Inc.* (IT Services)	300	1,434
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	150	3,173
Ingevity Corp.* (Chemicals)	125	12,734
InnerWorkings, Inc.* (Professional Services)	225	1,782
Innospec, Inc. (Chemicals)	75	5,756
Innoviva, Inc.* (Pharmaceuticals)	250	3,810
Inovalon Holdings, Inc.* (Health Care Technology)	275	2,764
Inovio Pharmaceuticals, Inc.* (Biotechnology)	425	2,363
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	150	5,697
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	100	5,409
Insmed, Inc.* (Biotechnology)	225	4,550
Insperity, Inc. (Professional Services)	100	11,794
Instructure, Inc.* (Software)	100	3,540
Insys Therapeutics, Inc.* (Biotechnology)	175	1,764
Integer Holdings Corp.* (Health Care Equipment & Supplies)	100	8,295
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	375	17,628
Intellia Therapeutics, Inc.* (Biotechnology)	125	3,578
Intelsat S.A.* (Diversified Telecommunication Services)	150	4,500
InterDigital, Inc. (Communications Equipment)	100	8,000
Interface, Inc. (Commercial Services & Supplies)	200	4,670
International Bancshares Corp. (Banks)	175	7,875
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	75	3,285
Intersect ENT, Inc.* (Pharmaceuticals)	100	2,875
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	175	3,798
Intrepid Potash, Inc.* (Chemicals)	450	1,616
Intrexon Corp.* (Biotechnology)	225	3,875
Invacare Corp. (Health Care Equipment & Supplies)	125	1,819
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	350	5,537
Investment Technology Group, Inc. (Capital Markets)	125	2,708
Investors Bancorp, Inc. (Banks)	725	8,895
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	450	2,691
Invitae Corp.* (Biotechnology)	275	4,601
Iovance Biotherapeutics, Inc.* (Biotechnology)	275	3,094
Iridium Communications, Inc.* (Diversified Telecommunication Services)	300	6,750
iRobot Corp.* (Household Durables)	75	8,244
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	400	7,383
iStar Financial, Inc. (Equity Real Estate Investment Trusts)	250	2,793
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	250	1,345

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Itron, Inc.* (Electronic Equipment, Instruments & Components)	100	$6,420
J.C. Penney Co., Inc.* (Multiline Retail)	1,150	1,909
j2 Global, Inc. (Software)	125	10,356
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	75	6,287
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	250	3,458
James River Group Holdings, Ltd. (Insurance)	100	4,262
Jeld-Wen Holding, Inc.* (Building Products)	225	5,549
John Bean Technologies Corp. (Machinery)	100	11,929
K12, Inc.* (Diversified Consumer Services)	150	2,655
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	150	4,106
Kadmon Holdings, Inc.* (Biotechnology)	425	1,420
Kaman Corp. - Class A (Trading Companies & Distributors)	75	5,009
KapStone Paper & Packaging Corp. (Paper & Forest Products)	250	8,478
Karyopharm Therapeutics, Inc.* (Biotechnology)	175	2,980
KB Home (Household Durables)	250	5,978
KBR, Inc. (Construction & Engineering)	425	8,979
Keane Group, Inc.* (Energy Equipment & Services)	200	2,474
Kearny Financial Corp. (Thrifts & Mortgage Finance)	325	4,501
Kelly Services, Inc. - Class A (Professional Services)	125	3,004
KEMET Corp.* (Electronic Equipment, Instruments & Components)	175	3,246
Kemper Corp. (Insurance)	125	10,056
Kennametal, Inc. (Machinery)	225	9,800
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	375	8,062
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	425	1,445
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	125	2,456
Kimball International, Inc. - Class B (Commercial Services & Supplies)	150	2,513
Kindred Biosciences, Inc.* (Biotechnology)	150	2,093
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	275	4,579
KLX, Inc. (Aerospace & Defense)	150	9,417
Knoll, Inc. (Commercial Services & Supplies)	175	4,104
Knowles Corp.* (Electronic Equipment, Instruments & Components)	275	4,571
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	450	1,089
Korn/Ferry International (Professional Services)	150	7,386
Kraton Performance Polymers, Inc.* (Chemicals)	100	4,715
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	300	4,434
Kura Oncology, Inc.* (Biotechnology)	125	2,188
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	275	4,659
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	500	1,350
Lakeland Bancorp, Inc. (Banks)	150	2,708
Lakeland Financial Corp. (Banks)	75	3,486
Landec Corp.* (Food Products)	125	1,800
Lannett Co., Inc.* (Pharmaceuticals)	150	713
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	150	2,243
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	500	4,085
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	325	11,241
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	450	3,600
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	175	2,702
La-Z-Boy, Inc. (Household Durables)	150	4,740
LCI Industries (Auto Components)	75	6,210
LegacyTexas Financial Group, Inc. (Banks)	150	6,390
LendingClub Corp.* (Consumer Finance)	1,050	4,074
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	175	1,867
Lexington Realty Trust (Equity Real Estate Investment Trusts)	650	5,395
LHC Group, Inc.* (Health Care Providers & Services)	100	10,298
Liberty Braves Group* - Class C (Entertainment)	125	3,406
Liberty Expedia Holdings* - Class A (Internet & Direct Marketing Retail)	150	7,055
Liberty Latin America, Ltd.* - Class A (Media)	150	3,126
Liberty Latin America, Ltd.* - Class C (Media)	350	7,221
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	250	3,713
LifePoint Health, Inc.* (Health Care Providers & Services)	100	6,440
Lilis Energy, Inc.* (Oil, Gas & Consumable Fuels)	300	1,470
Limelight Networks, Inc.* (IT Services)	450	2,259
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	200	1,270
LivaNova PLC* (Health Care Equipment & Supplies)	125	15,495
Live Oak Bancshares, Inc. (Banks)	100	2,680
LivePerson, Inc.* (Software)	175	4,541
LiveXLive Media, Inc.* (Entertainment)	175	686
Louisiana-Pacific Corp. (Paper & Forest Products)	425	11,257
Loxo Oncology, Inc.* (Biotechnology)	75	12,811
LSC Communications, Inc. (Commercial Services & Supplies)	150	1,659
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	125	5,514
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	100	1,549
Lumentum Holdings, Inc.* (Communications Equipment)	175	10,490
Luminex Corp. (Life Sciences Tools & Services)	125	3,789
M.D.C. Holdings, Inc. (Household Durables)	150	4,437
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	150	3,090

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
M/I Homes, Inc.* (Household Durables)	100	$2,393
Macatawa Bank Corp. (Banks)	150	1,757
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	275	5,847
MacroGenics, Inc.* (Biotechnology)	150	3,216
Magellan Health, Inc.* (Health Care Providers & Services)	75	5,404
Maiden Holdings, Ltd. (Insurance)	275	784
Mallinckrodt PLC* (Pharmaceuticals)	250	7,327
MannKind Corp.* (Biotechnology)	825	1,510
ManTech International Corp. - Class A (IT Services)	75	4,748
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	225	2,250
Marrone Bio Innovations, Inc.* (Chemicals)	675	1,235
Marten Transport, Ltd. (Road & Rail)	150	3,158
Masonite International Corp.* (Building Products)	75	4,808
MasTec, Inc.* (Construction & Engineering)	175	7,814
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	300	9,914
Matrix Service Co.* (Energy Equipment & Services)	125	3,081
Matson, Inc. (Marine)	125	4,954
Matthews International Corp. - Class A (Commercial Services & Supplies)	100	5,015
Maxar Technologies, Ltd. (Aerospace & Defense)	175	5,787
MAXIMUS, Inc. (IT Services)	175	11,385
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	225	4,473
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	250	873
MB Financial, Inc. (Banks)	225	10,374
MBIA, Inc.* (Insurance)	325	3,474
McDermott International, Inc.* (Energy Equipment & Services)	500	9,214
McGrath RentCorp (Commercial Services & Supplies)	75	4,085
MDC Partners, Inc.* - Class A (Media)	325	1,349
Medequities Realty Trust, Inc. (Equity Real Estate Investment Trusts)	150	1,458
MediciNova, Inc.* (Biotechnology)	200	2,498
Medidata Solutions, Inc.* (Health Care Technology)	150	10,996
Mercury Systems, Inc.* (Aerospace & Defense)	150	8,298
Meredith Corp. (Media)	125	6,381
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	175	2,975
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	150	2,235
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	150	9,218
Meritage Homes Corp.* (Household Durables)	125	4,988
Meritor, Inc.* (Machinery)	250	4,840
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	125	4,525
MGE Energy, Inc. (Electric Utilities)	100	6,385
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	1,050	13,975
Milacron Holdings Corp.* (Machinery)	225	4,556
MiMedx Group, Inc.* (Biotechnology)	425	2,627
Mindbody, Inc.* (Software)	125	5,081
Minerals Technologies, Inc. (Chemicals)	100	6,760
Minerva Neurosciences, Inc.* (Biotechnology)	175	2,196
Miragen Therapeutics, Inc.* (Biotechnology)	200	1,116
Mitek System, Inc.* (Software)	175	1,234
Mobile Mini, Inc. (Commercial Services & Supplies)	125	5,481
MobileIron, Inc.* (Software)	375	1,988
Model N, Inc.* (Software)	125	1,981
Modine Manufacturing Co.* (Auto Components)	175	2,608
Moelis & Co. (Capital Markets)	125	6,850
Momenta Pharmaceuticals, Inc.* (Biotechnology)	250	6,575
MoneyGram International, Inc.* (IT Services)	200	1,070
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	250	4,180
Monotype Imaging Holdings, Inc. (Software)	150	3,030
Monro Muffler Brake, Inc. (Specialty Retail)	100	6,959
Moog, Inc. - Class A (Aerospace & Defense)	100	8,597
MRC Global, Inc.* (Trading Companies & Distributors)	250	4,693
MSA Safety, Inc. (Commercial Services & Supplies)	100	10,643
MSG Networks, Inc.* - Class A (Media)	200	5,160
Mueller Industries, Inc. (Machinery)	175	5,072
Mueller Water Products, Inc. - Class A (Machinery)	475	5,467
Murphy USA, Inc.* (Specialty Retail)	100	8,545
Myers Industries, Inc. (Containers & Packaging)	125	2,906
Myokardia, Inc.* (Pharmaceuticals)	100	6,519
Myriad Genetics, Inc.* (Biotechnology)	200	9,199
Nantkwest, Inc.* (Biotechnology)	400	1,480
Natera, Inc.* (Biotechnology)	150	3,591
National Bank Holdings Corp. (Banks)	100	3,765
National CineMedia, Inc. (Media)	300	3,177
National General Holdings Corp. (Insurance)	200	5,368
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	125	9,449
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	150	3,816
National Vision Holdings, Inc.* (Specialty Retail)	100	4,514
Natus Medical, Inc.* (Health Care Equipment & Supplies)	100	3,565
Nautilus, Inc.* (Leisure Products)	125	1,744
Navigant Consulting, Inc. (Professional Services)	150	3,459
Navistar International Corp.* (Machinery)	150	5,775
NBT Bancorp, Inc. (Banks)	125	4,798
NCI Building Systems, Inc.* (Building Products)	150	2,273
Neogen Corp.* (Health Care Equipment & Supplies)	150	10,729

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NeoGenomics, Inc.* (Life Sciences Tools & Services)	200	$3,070
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	225	1,868
Neos Therapeutics, Inc.* (Pharmaceuticals)	200	970
NETGEAR, Inc.* (Communications Equipment)	100	6,285
NetScout Systems, Inc.* (Communications Equipment)	250	6,313
Nevro Corp.* (Health Care Equipment & Supplies)	75	4,275
New Jersey Resources Corp. (Gas Utilities)	250	11,525
New Media Investment Group, Inc. (Media)	200	3,138
New Relic, Inc.* (Software)	125	11,779
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	300	1,770
New York & Co., Inc.* (Specialty Retail)	275	1,062
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	425	2,584
NewLink Genetics Corp.* (Biotechnology)	250	598
Newpark Resources, Inc.* (Energy Equipment & Services)	325	3,364
Nexeo Solutions, Inc.* (Trading Companies & Distributors)	175	2,144
Nexstar Broadcasting Group, Inc. - Class A (Media)	125	10,174
NextGen Healthcare, Inc.* (Health Care Technology)	175	3,514
NIC, Inc. (IT Services)	225	3,330
NII Holdings, Inc.* (Wireless Telecommunication Services)	475	2,784
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	225	5,096
NN, Inc. (Machinery)	125	1,950
Noble Corp. PLC* (Energy Equipment & Services)	825	5,800
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	700	1,463
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	625	2,500
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	175	2,786
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	175	2,478
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	300	5,196
Northwest Natural Gas Co. (Gas Utilities)	100	6,690
NorthWestern Corp. (Multi-Utilities)	150	8,799
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	100	6,840
Novavax, Inc.* (Biotechnology)	1,575	2,961
Novocure, Ltd.* (Health Care Equipment & Supplies)	225	11,789
NOW, Inc.* (Trading Companies & Distributors)	350	5,793
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	100	3,705
NuVasive, Inc.* (Health Care Equipment & Supplies)	150	10,647
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	200	5,578
Nymox Pharmaceutical Corp.* (Biotechnology)	350	861
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	775	10,989
Ocean RIG Udw, Inc.* (Energy Equipment & Services)	175	6,059
Oceaneering International, Inc.* (Energy Equipment & Services)	300	8,279
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	150	4,083
Oclaro, Inc.* (Communications Equipment)	550	4,917
Ocular Therapeutix, Inc.* (Pharmaceuticals)	200	1,376
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	500	1,970
Office Depot, Inc. (Specialty Retail)	1,750	5,618
OFG Bancorp (Banks)	175	2,826
Oil States International, Inc.* (Energy Equipment & Services)	175	5,810
Old National Bancorp (Banks)	450	8,685
Old Second Bancorp, Inc. (Banks)	125	1,931
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	150	14,414
Omeros Corp.* (Pharmaceuticals)	175	4,272
Omnicell, Inc.* (Health Care Technology)	125	8,988
OMNOVA Solutions, Inc.* (Chemicals)	200	1,970
On Deck Capital, Inc.* (Diversified Financial Services)	250	1,893
ONE Gas, Inc. (Gas Utilities)	150	12,341
OneSpan, Inc.* (Software)	125	2,381
OPKO Health, Inc.* (Biotechnology)	1,025	3,547
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	200	3,090
ORBCOMM, Inc.* (Diversified Telecommunication Services)	275	2,987
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	250	1,813
Organovo Holdings, Inc.* (Biotechnology)	900	1,035
Orion Marine Group, Inc.* (Construction & Engineering)	175	1,321
Oritani Financial Corp. (Thrifts & Mortgage Finance)	150	2,333
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	125	6,764
Otter Tail Corp. (Electric Utilities)	125	5,988
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	375	1,181
Owens & Minor, Inc. (Health Care Providers & Services)	200	3,304
Oxford Immunotec Global PLC* (Health Care Equipment & Supplies)	125	2,029
P.H. Glatfelter Co. (Paper & Forest Products)	150	2,867
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	550	2,976
Pacific Premier Bancorp, Inc.* (Banks)	150	5,580
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	125	6,144
Palatin Technologies, Inc.* (Biotechnology)	1,450	1,446
Pandora Media, Inc.* (Entertainment)	775	7,370
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	125	2,550
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	175	1,698
Party City Holdco, Inc.* (Specialty Retail)	150	2,033

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	250	$4,968
Patterson Cos., Inc. (Health Care Providers & Services)	250	6,113
Paylocity Holding Corp.* (Software)	100	8,032
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	175	8,567
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	150	1,355
PDL BioPharma, Inc.* (Biotechnology)	750	1,973
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	225	8,019
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	200	7,274
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	250	8,230
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	250	2,365
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	200	4,048
Perficient, Inc.* (IT Services)	125	3,331
Performance Food Group Co.* (Food & Staples Retailing)	300	9,989
Perspecta, Inc. (IT Services)	425	10,931
PGT, Inc.* (Building Products)	175	3,780
PHH Corp.* (Thrifts & Mortgage Finance)	175	1,923
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	275	2,709
Physicians Realty Trust (Equity Real Estate Investment Trusts)	525	8,852
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	375	7,099
Pier 1 Imports, Inc. (Specialty Retail)	500	750
Pieris Pharmaceuticals, Inc.* (Biotechnology)	300	1,680
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	150	5,054
Pioneer Energy Services Corp.* (Energy Equipment & Services)	400	1,180
Pitney Bowes, Inc. (Commercial Services & Supplies)	575	4,071
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	250	13,507
Plantronics, Inc. (Communications Equipment)	100	6,030
Plexus Corp.* (Electronic Equipment, Instruments & Components)	100	5,851
Plug Power, Inc.* (Electrical Equipment)	1,000	1,920
PNM Resources, Inc. (Electric Utilities)	225	8,876
PolyOne Corp. (Chemicals)	225	9,836
Portland General Electric Co. (Electric Utilities)	250	11,402
Portola Pharmaceuticals, Inc.* (Biotechnology)	200	5,326
Potlatch Corp. (Equity Real Estate Investment Trusts)	175	7,166
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	75	4,740
PQ Group Holdings, Inc.* (Chemicals)	150	2,621
PRA Group, Inc.* (Consumer Finance)	150	5,400
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	150	2,637
Presidio, Inc. (IT Services)	150	2,288
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	150	5,684
Primerica, Inc. (Insurance)	125	15,068
Primo Water Corp.* (Beverages)	125	2,257
Primoris Services Corp. (Construction & Engineering)	150	3,723
ProAssurance Corp. (Insurance)	175	8,216
Progenics Pharmaceuticals, Inc.* (Biotechnology)	300	1,881
Progress Software Corp. (Software)	150	5,294
ProPetro Holding Corp.* (Energy Equipment & Services)	250	4,123
PROS Holdings, Inc.* (Software)	100	3,502
Proteostasis Therapeutics, Inc.* (Biotechnology)	375	904
Prothena Corp. PLC* (Biotechnology)	175	2,289
Proto Labs, Inc.* (Machinery)	75	12,130
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	200	4,910
PTC Therapeutics, Inc.* (Biotechnology)	150	7,049
Puma Biotechnology, Inc.* (Biotechnology)	100	4,585
Q2 Holdings, Inc.* (Software)	100	6,055
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	150	6,401
Quad/Graphics, Inc. (Commercial Services & Supplies)	125	2,605
Qualys, Inc.* (Software)	100	8,910
Quanex Building Products Corp. (Building Products)	150	2,730
Quantenna Communications, Inc.* (Communications Equipment)	150	2,768
Quidel Corp.* (Health Care Equipment & Supplies)	100	6,517
QuinStreet, Inc.* (Interactive Media & Services)	175	2,375
Quorum Health Corp.* (Health Care Providers & Services)	250	1,465
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	275	4,263
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	300	1,620
R1 RCM, Inc.* (Health Care Providers & Services)	375	3,810
Radian Group, Inc. (Thrifts & Mortgage Finance)	625	12,919
Radiant Logistics, Inc.* (Air Freight & Logistics)	325	1,921
Radius Health, Inc.* (Biotechnology)	125	2,225
RadNet, Inc.* (Health Care Providers & Services)	175	2,634
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	350	3,819
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	275	3,740
Rapid7, Inc.* (Software)	125	4,615
Raven Industries, Inc. (Industrial Conglomerates)	125	5,719
Rayonier Advanced Materials, Inc. (Chemicals)	200	3,686
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	200	5,330
Redfin Corp.* (Real Estate Management & Development)	225	4,208

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	250	$4,060
Regenxbio, Inc.* (Biotechnology)	100	7,549
Regis Corp.* (Diversified Consumer Services)	150	3,065
Remark Holdings, Inc.* (Internet & Direct Marketing Retail)	250	798
Renasant Corp. (Banks)	150	6,182
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	150	4,320
Rent-A-Center, Inc.* (Specialty Retail)	175	2,517
Repligen Corp.* (Biotechnology)	125	6,932
Republic First Bancorp, Inc.* (Banks)	225	1,609
Resources Connection, Inc. (Professional Services)	125	2,075
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	325	6,068
Retrophin, Inc.* (Biotechnology)	125	3,591
REV Group, Inc. (Machinery)	125	1,963
Revance Therapeutics, Inc.* (Pharmaceuticals)	125	3,106
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	250	7,990
Rexnord Corp.* (Machinery)	300	9,240
Ribbon Communications, Inc.* (Communications Equipment)	275	1,878
Rigel Pharmaceuticals, Inc.* (Biotechnology)	700	2,247
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	225	2,230
Rite Aid Corp.* (Food & Staples Retailing)	3,200	4,096
RLI Corp. (Insurance)	125	9,823
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	500	11,014
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	300	1,266
Roku, Inc.* (Household Durables)	125	9,128
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	400	7,532
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	350	1,575
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	100	2,445
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	100	3,931
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	100	3,155
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	125	10,770
S&T Bancorp, Inc. (Banks)	100	4,336
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	500	11,559
Safe Bulkers, Inc.* (Marine)	375	1,080
Saia, Inc.* (Road & Rail)	75	5,733
SailPoint Technologies Holding, Inc.* (Software)	125	4,253
Sally Beauty Holdings, Inc.* (Specialty Retail)	375	6,895
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	425	978
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	125	1,359
Sandy Spring Bancorp, Inc. (Banks)	100	3,931
Sangamo BioSciences, Inc.* (Biotechnology)	325	5,509
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	200	5,520
Savara, Inc.* (Biotechnology)	150	1,674
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	75	2,993
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	100	2,705
Scholastic Corp. (Media)	100	4,669
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	100	3,831
Science Applications International Corp. (IT Services)	125	10,075
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	150	3,810
Scorpio Bulkers, Inc. (Marine)	275	1,994
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	1,075	2,161
Seacoast Banking Corp. of Florida* (Banks)	150	4,380
Sears Holdings Corp.* (Multiline Retail)	475	460
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	175	5,500
Select Energy Services, Inc.* (Energy Equipment & Services)	175	2,072
Select Income REIT (Equity Real Estate Investment Trusts)	200	4,388
Select Medical Holdings Corp.* (Health Care Providers & Services)	325	5,980
Selective Insurance Group, Inc. (Insurance)	175	11,112
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	250	5,513
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	175	9,730
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	350	1,670
Sensient Technologies Corp. (Chemicals)	125	9,564
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	100	4,749
ServiceSource International, Inc.* (IT Services)	425	1,211
ServisFirst Bancshares, Inc. (Banks)	150	5,873
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	75	4,726
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	150	5,812
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	275	3,823
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	100	6,589
SIGA Technologies, Inc.* (Pharmaceuticals)	275	1,895
Signet Jewelers, Ltd. (Specialty Retail)	175	11,537
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	125	11,474
Simmons First National Corp. - Class A (Banks)	275	8,099
Simply Good Foods Co. (The)* (Food Products)	225	4,376
Simpson Manufacturing Co., Inc. (Building Products)	125	9,057
Sinclair Broadcast Group, Inc. - Class A (Media)	225	6,379

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	125	$9,417
SkyWest, Inc. (Airlines)	150	8,835
Sleep Number Corp.* (Specialty Retail)	125	4,598
Solaris Oilfield Infrastructure, Inc.* (Energy Equipment & Services)	125	2,361
Sonic Corp. (Hotels, Restaurants & Leisure)	125	5,418
Sorrento Therapeutics, Inc.* (Biotechnology)	375	1,650
Sotheby’s* - Class A (Diversified Consumer Services)	125	6,149
South Jersey Industries, Inc. (Gas Utilities)	250	8,818
South State Corp. (Banks)	100	8,200
Southside Bancshares, Inc. (Banks)	100	3,480
Southwest Gas Corp. (Gas Utilities)	125	9,879
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,700	8,686
Spark Therapeutics, Inc.* (Biotechnology)	100	5,455
Spartan Motors, Inc. (Machinery)	150	2,213
SpartanNash Co. (Food & Staples Retailing)	125	2,508
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	300	5,040
Spire, Inc. (Gas Utilities)	150	11,033
Spirit Airlines, Inc.* (Airlines)	200	9,394
Spirit MTA REIT (Equity Real Estate Investment Trusts)	200	2,304
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	250	1,463
SPX Corp.* (Machinery)	125	4,164
SPX FLOW, Inc.* (Machinery)	125	6,500
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	725	6,445
STAAR Surgical Co.* (Health Care Equipment & Supplies)	125	6,000
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	275	7,563
State Bank Financial Corp. (Banks)	125	3,773
Steelcase, Inc. - Class A (Commercial Services & Supplies)	275	5,088
Stemline Therapeutics, Inc.* (Biotechnology)	125	2,075
Sterling Construction Co., Inc.* (Construction & Engineering)	125	1,790
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	175	9,258
Stifel Financial Corp. (Capital Markets)	200	10,251
Stoneridge, Inc.* (Auto Components)	100	2,972
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	175	4,044
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	325	4,397
Summit Materials, Inc.* - Class A (Construction Materials)	325	5,909
Sun Hydraulics Corp. (Machinery)	100	5,478
SunCoke Energy, Inc.* (Metals & Mining)	225	2,615
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	275	2,008
Sunrun, Inc.* (Electrical Equipment)	300	3,732
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	650	10,633
Superior Energy Services, Inc.* (Energy Equipment & Services)	500	4,870
Superior Industries International, Inc. (Auto Components)	100	1,705
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	150	7,552
SUPERVALU, Inc.* (Food & Staples Retailing)	150	4,832
Sykes Enterprises, Inc.* (IT Services)	125	3,811
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	100	4,562
Syneos Health, Inc.* (Life Sciences Tools & Services)	175	9,020
Synergy Pharmaceuticals, Inc.* (Biotechnology)	1,100	1,870
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	75	6,353
Syntel, Inc.* (IT Services)	125	5,123
Syros Pharmaceuticals, Inc.* (Biotechnology)	150	1,787
T2 Biosystems, Inc.* (Biotechnology)	175	1,304
Tahoe Resources, Inc.* (Metals & Mining)	1,000	2,790
Tailored Brands, Inc. (Specialty Retail)	150	3,779
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	150	6,426
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	275	6,292
Taylor Morrison Home Corp.* - Class A (Household Durables)	325	5,863
Team, Inc.* (Commercial Services & Supplies)	125	2,813
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	100	7,157
Teekay Corp. (Oil, Gas & Consumable Fuels)	300	2,022
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	1,225	1,210
TEGNA, Inc. (Media)	650	7,773
Teladoc, Inc.* (Health Care Technology)	175	15,110
Telaria, Inc.* (Software)	325	1,232
Telenav, Inc.* (Software)	225	1,136
Teligent, Inc.* (Pharmaceuticals)	350	1,383
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	300	2,691
Tenet Healthcare Corp.* (Health Care Providers & Services)	250	7,115
Tenneco, Inc. (Auto Components)	150	6,321
Terraform Power, Inc. - Class A (Independent Power and Renewable Electricity Producers)	275	3,176
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	175	6,598
Tetra Tech, Inc. (Commercial Services & Supplies)	150	10,244
TETRA Technologies, Inc.* (Energy Equipment & Services)	525	2,368
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	350	966
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	200	13,857
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	125	1,600
TG Therapeutics, Inc.* (Biotechnology)	225	1,260
The Andersons, Inc. (Food & Staples Retailing)	100	3,765
The Bancorp, Inc.* (Banks)	225	2,158

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Brink’s Co. (Commercial Services & Supplies)	150	$10,462
The Buckle, Inc. (Specialty Retail)	100	2,305
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	125	6,693
The E.W. Scripps Co. - Class A (Media)	175	2,888
The Ensign Group, Inc. (Health Care Providers & Services)	150	5,688
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	350	8,806
The Greenbrier Cos., Inc. (Machinery)	100	6,010
The Hackett Group, Inc. (IT Services)	125	2,519
The KEYW Holding Corp.* (Aerospace & Defense)	225	1,949
The Manitowoc Co., Inc.* (Machinery)	125	2,999
The Medicines Co.* (Pharmaceuticals)	200	5,982
The Meet Group, Inc.* (Interactive Media & Services)	400	1,980
The New York Times Co. - Class A (Media)	375	8,680
The St Joe Co.* (Real Estate Management & Development)	150	2,520
TherapeuticsMD, Inc.* (Pharmaceuticals)	575	3,772
Theravance Biopharma, Inc.* (Pharmaceuticals)	150	4,901
Thermon Group Holdings, Inc.* (Electrical Equipment)	125	3,223
Third Point Reinsurance, Ltd.* (Insurance)	275	3,575
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	150	3,615
Tile Shop Holdings, Inc. (Specialty Retail)	225	1,609
TimkenSteel Corp.* (Metals & Mining)	150	2,231
Tiptree Financial, Inc. - Class A (Insurance)	200	1,310
Titan International, Inc. (Machinery)	200	1,484
Tivity Health, Inc.* (Health Care Providers & Services)	125	4,019
TiVo Corp. (Software)	375	4,669
TopBuild Corp.* (Household Durables)	100	5,682
TowneBank (Banks)	200	6,170
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	125	2,503
Trade Desk, Inc. (The)* (Software)	100	15,090
TransEnterix, Inc.* (Health Care Equipment & Supplies)	625	3,625
Travelport Worldwide, Ltd. (IT Services)	375	6,326
Tredegar Corp. (Chemicals)	100	2,165
Trex Co., Inc.* (Building Products)	175	13,471
TRI Pointe Group, Inc.* (Household Durables)	450	5,580
TriMas Corp.* (Machinery)	150	4,560
TriNet Group, Inc.* (Professional Services)	125	7,040
Trinseo SA (Chemicals)	125	9,788
Triton International, Ltd./Bermuda (Trading Companies & Distributors)	175	5,822
Triumph Group, Inc. (Aerospace & Defense)	175	4,078
Tronox, Ltd. - Class A (Chemicals)	300	3,585
TrueBlue, Inc.* (Professional Services)	150	3,908
TrueCar, Inc.* (Interactive Media & Services)	325	4,583
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	350	2,975
Trustmark Corp. (Banks)	200	6,730
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	300	4,773
Tupperware Brands Corp. (Household Durables)	150	5,018
Tutor Perini Corp.* (Construction & Engineering)	150	2,820
Tyme Technologies, Inc.* (Biotechnology)	350	973
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	225	4,237
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	150	1,883
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	825	924
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	125	9,542
UMB Financial Corp. (Banks)	125	8,862
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	150	2,346
Union Bankshares Corp. (Banks)	200	7,706
Unisys Corp.* (IT Services)	200	4,080
Unit Corp.* (Energy Equipment & Services)	175	4,561
United Bankshares, Inc. (Banks)	275	9,995
United Community Banks, Inc. (Banks)	225	6,275
United Community Financial Corp. (Thrifts & Mortgage Finance)	200	1,934
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	175	2,945
United Natural Foods, Inc.* (Food & Staples Retailing)	150	4,493
Universal Corp. (Tobacco)	75	4,875
Universal Forest Products, Inc. (Building Products)	175	6,182
Universal Insurance Holdings, Inc. (Insurance)	100	4,855
Univest Corp. of Pennsylvania (Banks)	100	2,645
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	950	1,634
Urban Edge Properties (Equity Real Estate Investment Trusts)	325	7,176
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	125	2,661
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	200	1,440
Valhi, Inc. (Chemicals)	225	513
Valley National Bancorp (Banks)	900	10,124
Vanda Pharmaceuticals, Inc.* (Biotechnology)	175	4,016
Varex Imaging Corp.* (Health Care Equipment & Supplies)	125	3,583
Varonis Systems, Inc.* (Software)	75	5,494
Vector Group, Ltd. (Tobacco)	300	4,134
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	175	1,794
Veracyte, Inc.* (Biotechnology)	150	1,433
Verastem, Inc.* (Biotechnology)	250	1,813
Vericel Corp.* (Biotechnology)	175	2,476
Verint Systems, Inc.* (Software)	175	8,768
Verso Corp.* - Class A (Paper & Forest Products)	125	4,209
ViaSat, Inc.* (Communications Equipment)	150	9,592
Viavi Solutions, Inc.* (Communications Equipment)	675	7,655

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
ViewRay, Inc.* (Health Care Equipment & Supplies)	250	$2,340
Viking Therapeutics, Inc.* (Biotechnology)	200	3,484
VirnetX Holding Corp.* (Software)	400	1,860
Virtusa Corp.* (IT Services)	100	5,371
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	375	7,631
Vista Outdoor, Inc.* (Leisure Products)	200	3,578
Vital Therapies, Inc.* (Biotechnology)	225	62
Vivint Solar, Inc.* (Electrical Equipment)	250	1,300
Vocera Communications, Inc.* (Health Care Technology)	100	3,658
Vonage Holdings Corp.* (Diversified Telecommunication Services)	650	9,203
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	375	3,615
Wabash National Corp. (Machinery)	200	3,646
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	250	5,295
WageWorks, Inc.* (Professional Services)	125	5,344
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	75	3,966
Warrior Met Coal, Inc. (Metals & Mining)	125	3,380
Washington Federal, Inc. (Thrifts & Mortgage Finance)	250	8,000
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	600	4,380
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	225	6,896
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	125	2,144
Watts Water Technologies, Inc. - Class A (Machinery)	75	6,225
Web.com Group, Inc.* (IT Services)	150	4,185
Weight Watchers International, Inc.* (Diversified Consumer Services)	100	7,199
Werner Enterprises, Inc. (Road & Rail)	150	5,303
WesBanco, Inc. (Banks)	125	5,573
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	225	2,531
Westamerica Bancorp (Banks)	75	4,512
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	175	1,754
Western New England BanCorp, Inc. (Thrifts & Mortgage Finance)	150	1,620
Whitestone REIT (Equity Real Estate Investment Trusts)	175	2,429
WideOpenWest, Inc.* (Media)	175	1,962
Wildhorse Resource Development Corp.* (Oil, Gas & Consumable Fuels)	100	2,364
William Lyon Homes* - Class A (Household Durables)	125	1,986
Willscot Corp.* (Construction & Engineering)	150	2,573
Windstream Holdings, Inc.* (Diversified Telecommunication Services)	250	1,225
Wingstop, Inc. (Hotels, Restaurants & Leisure)	100	6,827
Winnebago Industries, Inc. (Automobiles)	100	3,315
WisdomTree Investments, Inc. (Capital Markets)	400	3,392
WMIH Corp.* (Thrifts & Mortgage Finance)	1,175	1,633
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	275	10,739
Woodward, Inc. (Machinery)	150	12,128
Workiva, Inc.* (Software)	100	3,950
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	225	6,228
World Wrestling Entertainment, Inc. - Class A (Entertainment)	125	12,091
Worthington Industries, Inc. (Metals & Mining)	125	5,420
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	300	8,706
WSFS Financial Corp. (Thrifts & Mortgage Finance)	100	4,715
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	200	2,854
Xencor, Inc.* (Biotechnology)	150	5,846
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	325	7,703
XO Group, Inc.* (Interactive Media & Services)	100	3,448
Xperi Corp. (Semiconductors & Semiconductor Equipment)	175	2,599
Yelp, Inc.* (Interactive Media & Services)	225	11,069
Yext, Inc.* (Software)	250	5,925
YRC Worldwide, Inc.* (Road & Rail)	175	1,572
ZAGG, Inc.* (Household Durables)	125	1,844
Zion Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	400	512
ZIOPHARM Oncology, Inc.* (Biotechnology)	625	2,000
ZixCorp.* (Software)	300	1,665
Zogenix, Inc.* (Pharmaceuticals)	100	4,960
Zomedica Pharmaceuticals Corp.* (Pharmaceuticals)	550	1,029
TOTAL COMMON STOCKS (Cost $4,121,808)		5,866,523
Contingent Right (NM)
A. Schulman, Inc.*^+(a) (Chemicals)	100	200
TOTAL CONTINGENT RIGHT (Cost $200)		200

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance*^+ (Metals & Mining)	250	$—
TOTAL TRUST (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(b)(c) (70.0%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $13,734,414	$13,732,000	$13,732,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,732,000)		13,732,000

See accompanying notes to schedules of portfolio investments.

TOTAL INVESTMENT SECURITIES (Cost $17,854,008) - 100.0%	19,598,723
Net other assets (liabilities) - NM	6,016

NET ASSETS - 100.0%	$19,604,739

*                 Non-income producing security.

^                  The Advisor has deemed these securities to be illiquid.  As of September 30, 2018, these securities represented less than 0.005% of the net assets of the Fund.

+                 These securities were fair valued based on procedures approved by the Board of Trustees.  As of September 30, 2018, these securities represented less than 0.005% of the net assets of the Fund.

(a)         No explicit expiration date, expiration is subject to contingencies.  In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired.  Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made by A. Schulman, Inc.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2018, the aggregate amount held in a segregated account was $1,225,000.

(c)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	20	12/24/18	$1,701,200	$(20,538)

Total Return Swap Agreements - Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	10/29/18	2.45%	$6,154,072	$22,033
Russell 2000 Index	UBS AG	10/29/18	2.20%	5,881,970	21,343
				$12,036,042	$43,376

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$79,242	0.4%
Air Freight & Logistics	21,040	0.1%
Airlines	24,244	0.1%
Auto Components	59,013	0.3%
Automobiles	3,315	NM
Banks	476,488	2.3%
Beverages	3,300	NM
Biotechnology	424,033	2.3%
Building Products	77,753	0.4%
Capital Markets	63,310	0.3%
Chemicals	117,711	0.6%
Commercial Services & Supplies	142,273	0.7%
Communications Equipment	106,050	0.5%
Construction & Engineering	68,380	0.3%
Construction Materials	5,909	NM
Consumer Finance	39,432	0.2%
Containers & Packaging	6,931	NM
Distributors	5,094	NM
Diversified Consumer Services	44,718	0.2%
Diversified Financial Services	13,473	0.1%
Diversified Telecommunication Services	39,963	0.2%
Electric Utilities	65,936	0.4%
Electrical Equipment	41,949	0.2%
Electronic Equipment, Instruments & Components	132,165	0.7%
Energy Equipment & Services	120,013	0.6%
Entertainment	36,630	0.2%
Equity Real Estate Investment Trusts	412,877	2.1%
Food & Staples Retailing	29,683	0.2%
Food Products	38,637	0.2%
Gas Utilities	60,286	0.3%
Health Care Equipment & Supplies	220,140	1.1%
Health Care Providers & Services	117,446	0.6%
Health Care Technology	71,353	0.4%
Hotels, Restaurants & Leisure	146,662	0.8%
Household Durables	87,828	0.4%
Household Products	4,143	NM
Independent Power and Renewable Electricity Producers	22,628	0.1%
Industrial Conglomerates	5,719	NM
Insurance	131,630	0.7%
Interactive Media & Services	41,734	0.2%
Internet & Direct Marketing Retail	47,238	0.2%
IT Services	152,195	0.8%
Leisure Products	19,144	0.1%
Life Sciences Tools & Services	37,371	0.2%
Machinery	209,067	1.1%
Marine	11,197	0.1%
Media	91,895	0.5%
Metals & Mining	76,994	0.4%
Mortgage Real Estate Investment Trusts	74,966	0.4%
Multiline Retail	22,007	0.1%
Multi-Utilities	26,361	0.1%
Oil, Gas & Consumable Fuels	198,541	1.0%
Paper & Forest Products	35,242	0.2%
Personal Products	6,935	NM
Pharmaceuticals	145,987	0.7%
Professional Services	78,258	0.4%
Real Estate Management & Development	20,100	0.1%
Road & Rail	34,157	0.2%
Semiconductors & Semiconductor Equipment	163,185	0.8%
Software	320,211	1.7%
Specialty Retail	169,464	1.0%
Technology Hardware, Storage & Peripherals	24,329	0.1%
Textiles, Apparel & Luxury Goods	46,160	0.2%
Thrifts & Mortgage Finance	130,636	0.7%
Tobacco	11,046	0.1%
Trading Companies & Distributors	76,839	0.4%
Water Utilities	12,549	0.1%
Wireless Telecommunication Services	15,518	0.1%
Other**	13,738,016	70.0%
Total	$19,604,739	100.0%

See accompanying notes to schedules of portfolio investments.

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Small-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.9%)
8x8, Inc.* (Software)	3,934	$83,598
AAON, Inc. (Building Products)	1,967	74,353
Actuant Corp. - Class A (Machinery)	1,686	47,039
ADTRAN, Inc. (Communications Equipment)	1,967	34,718
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	3,091	159,650
AdvanSix, Inc.* (Chemicals)	1,124	38,160
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	5,339	181,473
Aerovironment, Inc.* (Aerospace & Defense)	1,686	189,119
Agilysys, Inc.* (Software)	562	9,161
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,124	59,707
Alamo Group, Inc. (Machinery)	843	77,227
Alarm.com Holdings, Inc.* (Software)	1,405	80,647
Albany International Corp. - Class A (Machinery)	2,248	178,716
Allegiant Travel Co. (Airlines)	562	71,262
Ambac Financial Group, Inc.* (Insurance)	843	17,214
Amedisys, Inc.* (Health Care Providers & Services)	2,248	280,909
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	1,405	52,392
American States Water Co. (Water Utilities)	1,686	103,083
American Vanguard Corp. (Chemicals)	1,405	25,290
American Woodmark Corp.* (Building Products)	1,124	88,178
Ameris Bancorp (Banks)	1,686	77,050
AMERISAFE, Inc. (Insurance)	562	34,816
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	3,653	199,819
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,405	27,032
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	562	31,775
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	562	23,705
Apogee Enterprises, Inc. (Building Products)	1,124	46,444
Applied Optoelectronics, Inc.* (Communications Equipment)	1,405	34,647
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	2,248	33,967
ASGN, Inc.* (Professional Services)	3,934	310,511
Assertio Therapeutics, Inc.* (Pharmaceuticals)	1,967	11,566
Avista Corp. (Multi-Utilities)	2,248	113,659
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	2,529	49,695
Axon Enterprise, Inc.* (Aerospace & Defense)	4,496	307,661
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	4,215	144,955
B&G Foods, Inc. - Class A (Food Products)	3,091	84,848
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	1,405	74,395
Balchem Corp. (Chemicals)	1,405	157,486
Banc of California, Inc. (Banks)	1,686	31,865
Banner Corp. (Banks)	1,124	69,879
Barnes Group, Inc. (Machinery)	3,653	259,473
Berkshire Hills Bancorp, Inc. (Banks)	843	34,310
BioTelemetry, Inc.* (Health Care Providers & Services)	2,529	162,994
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	843	60,865
Bottomline Technologies, Inc.* (Software)	2,810	204,315
Brady Corp. - Class A (Commercial Services & Supplies)	1,686	73,763
Brookline Bancorp, Inc. (Banks)	2,529	42,234
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	5,339	187,024
C&J Energy Services, Inc.* (Energy Equipment & Services)	843	17,534
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,967	202,934
CalAmp Corp.* (Communications Equipment)	2,810	67,328
Calavo Growers, Inc. (Food Products)	1,124	108,578
California Water Service Group (Water Utilities)	2,248	96,439
Callaway Golf Co. (Leisure Products)	4,496	109,208
Cal-Maine Foods, Inc. (Food Products)	843	40,717
Cambrex Corp.* (Life Sciences Tools & Services)	1,686	115,322
CARBO Ceramics, Inc.* (Energy Equipment & Services)	562	4,075
Career Education Corp.* (Diversified Consumer Services)	3,372	50,344
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	3,653	64,695
Cavco Industries, Inc.* (Household Durables)	562	142,186
Central Garden & Pet Co.* (Household Products)	843	30,382
Central Garden & Pet Co.* - Class A (Household Products)	3,091	102,436
Central Pacific Financial Corp. (Banks)	1,405	37,134
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	1,686	48,473
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	1,967	63,082
City Holding Co. (Banks)	562	43,162
Coca-Cola Bottling Co. (Beverages)	281	51,221
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	3,091	172,478
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	2,248	56,425
Columbia Banking System, Inc. (Banks)	2,810	108,944
Comfort Systems USA, Inc. (Construction & Engineering)	2,810	158,484
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	562	17,411

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Computer Programs & Systems, Inc. (Health Care Technology)	281	$7,545
CONMED Corp. (Health Care Equipment & Supplies)	843	66,782
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,124	45,870
Control4 Corp.* (Electronic Equipment, Instruments & Components)	1,967	67,527
Corcept Therapeutics, Inc.* (Pharmaceuticals)	8,149	114,249
CorVel Corp.* (Health Care Providers & Services)	843	50,791
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	3,372	71,790
CryoLife, Inc.* (Health Care Equipment & Supplies)	1,124	39,565
CSG Systems International, Inc. (IT Services)	1,124	45,117
CTS Corp. (Electronic Equipment, Instruments & Components)	1,405	48,192
Cubic Corp. (Aerospace & Defense)	843	61,581
Customers Bancorp, Inc.* (Banks)	1,124	26,448
Cutera, Inc.* (Health Care Equipment & Supplies)	1,124	36,586
CVB Financial Corp. (Banks)	4,215	94,079
Cytokinetics, Inc.* (Biotechnology)	1,686	16,607
Darling Ingredients, Inc.* (Food Products)	6,463	124,865
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	3,091	204,686
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	1,124	20,063
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	562	45,696
Dorman Products, Inc.* (Auto Components)	1,124	86,458
Eagle Pharmaceuticals, Inc.* (Biotechnology)	843	58,445
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	4,496	87,088
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	2,810	268,692
Ebix, Inc. (Software)	1,686	133,447
eHealth, Inc.* (Insurance)	562	15,882
El Paso Electric Co. (Electric Utilities)	1,686	96,439
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	2,529	44,131
Emergent BioSolutions, Inc.* (Biotechnology)	3,372	221,979
Employers Holdings, Inc. (Insurance)	1,124	50,917
Enanta Pharmaceuticals, Inc.* (Biotechnology)	1,124	96,057
Encore Capital Group, Inc.* (Consumer Finance)	1,124	40,295
EnPro Industries, Inc. (Machinery)	1,686	122,960
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	843	78,146
ESCO Technologies, Inc. (Machinery)	1,124	76,488
EVERTEC, Inc. (IT Services)	1,686	40,633
ExlService Holdings, Inc.* (IT Services)	2,529	167,419
Exponent, Inc. (Professional Services)	3,934	210,862
Extreme Networks, Inc.* (Communications Equipment)	8,992	49,276
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	843	54,247
Federal Signal Corp. (Machinery)	2,248	60,201
First Commonwealth Financial Corp. (Banks)	4,496	72,565
First Financial Bancorp (Banks)	3,372	100,148
First Financial Bankshares, Inc. (Banks)	3,091	182,677
FirstCash, Inc. (Consumer Finance)	3,372	276,504
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	5,620	77,275
Forrester Research, Inc. (Professional Services)	562	25,796
Forward Air Corp. (Air Freight & Logistics)	2,248	161,182
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	5,058	129,940
Fox Factory Holding Corp.* (Auto Components)	2,810	196,840
Franklin Electric Co., Inc. (Machinery)	1,405	66,386
Franklin Financial Network, Inc.* (Banks)	281	10,987
Gentherm, Inc.* (Auto Components)	1,124	51,086
Getty Realty Corp. (Equity Real Estate Investment Trusts)	1,405	40,127
Glacier Bancorp, Inc. (Banks)	3,653	157,408
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	2,810	58,589
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	1,405	27,088
Green BanCorp, Inc. (Banks)	1,405	31,051
Green Dot Corp.* - Class A (Consumer Finance)	3,653	324,460
Griffon Corp. (Building Products)	1,124	18,153
H.B. Fuller Co. (Chemicals)	1,686	87,116
Hanmi Financial Corp. (Banks)	1,405	34,985
Harsco Corp.* (Machinery)	6,182	176,496
HealthStream, Inc. (Health Care Technology)	843	26,141
Heartland Express, Inc. (Road & Rail)	1,405	27,721
Heritage Financial Corp. (Banks)	1,686	59,263
Heska Corp.* (Health Care Equipment & Supplies)	562	63,680
HFF, Inc. - Class A (Real Estate Management & Development)	3,091	131,306
Hillenbrand, Inc. (Machinery)	2,529	132,267
HMS Holdings Corp.* (Health Care Technology)	2,529	82,976
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	562	11,476
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	4,496	212,660
Independent Bank Corp. (Banks)	1,124	92,842
Ingevity Corp.* (Chemicals)	3,091	314,911
Innospec, Inc. (Chemicals)	843	64,700
Innoviva, Inc.* (Pharmaceuticals)	5,058	77,084
Insperity, Inc. (Professional Services)	2,810	331,439
Installed Building Products, Inc.* (Household Durables)	1,686	65,754
Integer Holdings Corp.* (Health Care Equipment & Supplies)	2,248	186,472
Inter Parfums, Inc. (Personal Products)	1,405	90,552
Interface, Inc. (Commercial Services & Supplies)	4,496	104,982
iRobot Corp.* (Household Durables)	1,967	216,212
iStar Financial, Inc. (Equity Real Estate Investment Trusts)	2,248	25,110

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,124	$72,161
J & J Snack Foods Corp. (Food Products)	843	127,200
James River Group Holdings, Ltd. (Insurance)	1,124	47,905
John Bean Technologies Corp. (Machinery)	2,529	301,710
KEMET Corp.* (Electronic Equipment, Instruments & Components)	4,496	83,401
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	1,405	44,974
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	3,091	7,480
Koppers Holdings, Inc.* (Chemicals)	1,686	52,519
Korn/Ferry International (Professional Services)	4,215	207,547
Kraton Performance Polymers, Inc.* (Chemicals)	2,529	119,242
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	5,058	120,583
Lannett Co., Inc.* (Pharmaceuticals)	1,686	8,009
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	2,810	42,010
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	3,372	27,549
La-Z-Boy, Inc. (Household Durables)	1,686	53,278
LCI Industries (Auto Components)	1,967	162,868
LegacyTexas Financial Group, Inc. (Banks)	3,372	143,647
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	1,124	43,544
Lexington Realty Trust (Equity Real Estate Investment Trusts)	16,298	135,273
Lgi Homes, Inc.* (Household Durables)	1,405	66,653
LHC Group, Inc.* (Health Care Providers & Services)	2,248	231,522
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	1,686	462,791
Lindsay Corp. (Machinery)	281	28,167
Lithia Motors, Inc. - Class A (Specialty Retail)	843	68,839
LivePerson, Inc.* (Software)	2,248	58,336
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	1,686	74,369
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	1,124	17,411
Luminex Corp. (Life Sciences Tools & Services)	1,686	51,103
Lydall, Inc.* (Machinery)	562	24,222
M.D.C. Holdings, Inc. (Household Durables)	1,686	49,872
Marten Transport, Ltd. (Road & Rail)	1,686	35,490
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	4,777	94,967
Medifast, Inc. (Personal Products)	843	186,767
Mercury Systems, Inc.* (Aerospace & Defense)	3,653	202,084
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,405	20,935
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	4,215	259,011
Meritage Homes Corp.* (Household Durables)	1,405	56,060
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	562	46,449
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,405	50,861
MGP Ingredients, Inc. (Beverages)	843	66,580
MicroStrategy, Inc.* - Class A (Software)	281	39,514
MiMedx Group, Inc.* (Biotechnology)	7,868	48,624
Mobile Mini, Inc. (Commercial Services & Supplies)	1,967	86,253
Momenta Pharmaceuticals, Inc.* (Biotechnology)	5,901	155,196
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	843	38,314
Monotype Imaging Holdings, Inc. (Software)	1,967	39,733
Moog, Inc. - Class A (Aerospace & Defense)	1,124	96,630
Motorcar Parts of America, Inc.* (Auto Components)	562	13,179
Multi-Color Corp. (Commercial Services & Supplies)	562	34,985
Myers Industries, Inc. (Containers & Packaging)	1,686	39,200
Myriad Genetics, Inc.* (Biotechnology)	5,339	245,594
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	1,405	52,716
National Bank Holdings Corp. (Banks)	1,967	74,058
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	4,215	107,230
Natus Medical, Inc.* (Health Care Equipment & Supplies)	1,405	50,088
Nautilus, Inc.* (Leisure Products)	1,124	15,680
Neenah Paper, Inc. (Paper & Forest Products)	562	48,501
Neogen Corp.* (Health Care Equipment & Supplies)	3,934	281,398
NextGen Healthcare, Inc.* (Health Care Technology)	3,653	73,352
NIC, Inc. (IT Services)	2,248	33,270
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	5,058	114,564
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	2,248	35,788
Northwest Natural Gas Co. (Gas Utilities)	843	56,397
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	2,248	83,288
Oclaro, Inc.* (Communications Equipment)	7,025	62,804
Omnicell, Inc.* (Health Care Technology)	3,091	222,244
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	4,777	73,805
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	1,405	81,223
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	562	42,886
Pacific Premier Bancorp, Inc.* (Banks)	3,372	125,438
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	562	10,953
Patrick Industries, Inc.* (Building Products)	1,686	99,811
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	843	7,612
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	6,463	212,762
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	562	45,263
PetMed Express, Inc. (Internet & Direct Marketing Retail)	1,686	55,655

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PGT, Inc.* (Building Products)	3,934	$84,974
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	1,405	60,275
Piper Jaffray Cos. (Capital Markets)	562	42,909
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,405	88,796
Preferred Bank (Banks)	1,124	65,754
ProAssurance Corp. (Insurance)	1,967	92,351
Progenics Pharmaceuticals, Inc.* (Biotechnology)	2,529	15,857
Progress Software Corp. (Software)	3,372	118,998
ProPetro Holding Corp.* (Energy Equipment & Services)	3,934	64,872
Proto Labs, Inc.* (Machinery)	1,967	318,163
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	843	107,137
Quaker Chemical Corp. (Chemicals)	562	113,642
Qualys, Inc.* (Software)	2,529	225,333
Quanex Building Products Corp. (Building Products)	1,686	30,685
QuinStreet, Inc.* (Interactive Media & Services)	2,810	38,132
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	1,686	9,104
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	8,149	88,906
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	3,934	53,502
Raven Industries, Inc. (Industrial Conglomerates)	2,810	128,558
Regenxbio, Inc.* (Biotechnology)	1,124	84,862
Repligen Corp.* (Biotechnology)	3,091	171,427
Restoration Hardware, Inc.* (Specialty Retail)	1,405	184,069
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	4,215	78,694
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,405	13,924
RLI Corp. (Insurance)	1,405	110,405
Rogers Corp.* (Electronic Equipment, Instruments & Components)	1,405	206,985
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	2,529	61,834
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	2,248	70,924
S&T Bancorp, Inc. (Banks)	1,405	60,921
Saia, Inc.* (Road & Rail)	1,405	107,412
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	562	31,472
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	843	32,295
Seacoast Banking Corp. of Florida* (Banks)	2,810	82,052
Select Medical Holdings Corp.* (Health Care Providers & Services)	4,777	87,897
Selective Insurance Group, Inc. (Insurance)	2,810	178,435
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	3,091	171,860
ServisFirst Bancshares, Inc. (Banks)	3,372	132,014
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,967	123,941
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	1,686	111,091
Shutterstock, Inc. (Internet & Direct Marketing Retail)	1,405	76,685
Simpson Manufacturing Co., Inc. (Building Products)	3,091	223,974
Sleep Number Corp.* (Specialty Retail)	2,529	93,017
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,967	74,058
Sonic Corp. (Hotels, Restaurants & Leisure)	1,405	60,893
South Jersey Industries, Inc. (Gas Utilities)	2,810	99,108
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	5,058	84,974
Sps Commerce, Inc.* (Software)	1,405	139,432
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	1,405	317,811
Standex International Corp. (Machinery)	562	58,589
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	2,248	118,919
Strategic Education, Inc. (Diversified Consumer Services)	1,124	154,022
Sturm, Ruger & Co., Inc. (Leisure Products)	562	38,806
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	5,058	68,435
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	3,934	198,077
SurModics, Inc.* (Health Care Equipment & Supplies)	1,124	83,907
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	1,405	114,072
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	843	59,895
Tailored Brands, Inc. (Specialty Retail)	1,967	49,549
Tennant Co. (Machinery)	562	42,684
Tetra Tech, Inc. (Commercial Services & Supplies)	2,248	153,537
The Children’s Place, Inc. (Specialty Retail)	843	107,735
The E.W. Scripps Co. - Class A (Media)	2,248	37,092
The Ensign Group, Inc. (Health Care Providers & Services)	1,967	74,589
The Medicines Co.* (Pharmaceuticals)	2,529	75,642
The Providence Service Corp.* (Health Care Providers & Services)	843	56,717
Third Point Reinsurance, Ltd.* (Insurance)	5,901	76,713
Tivity Health, Inc.* (Health Care Providers & Services)	3,091	99,376
Tompkins Financial Corp. (Banks)	281	22,814
TopBuild Corp.* (Household Durables)	2,810	159,664
Trex Co., Inc.* (Building Products)	4,496	346,101
Triumph Bancorp, Inc.* (Banks)	843	32,203
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	3,372	28,662
TTEC Holdings, Inc. (IT Services)	1,124	29,112
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	7,025	111,768
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	562	66,653
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,967	24,686
UniFirst Corp. (Commercial Services & Supplies)	562	97,591
Unisys Corp.* (IT Services)	1,124	22,930
United Community Banks, Inc. (Banks)	3,091	86,208

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Universal Forest Products, Inc. (Building Products)	2,529	$89,350
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	843	62,728
Universal Insurance Holdings, Inc. (Insurance)	1,686	81,855
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	843	17,947
US Concrete, Inc.* (Construction Materials)	1,124	51,535
US Ecology, Inc. (Commercial Services & Supplies)	1,124	82,895
Vanda Pharmaceuticals, Inc.* (Biotechnology)	3,091	70,938
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,686	48,321
Viad Corp. (Commercial Services & Supplies)	843	49,948
Viavi Solutions, Inc.* (Communications Equipment)	10,678	121,088
Vicor Corp.* (Electrical Equipment)	1,124	51,704
Virtusa Corp.* (IT Services)	1,967	105,648
Vonage Holdings Corp.* (Diversified Telecommunication Services)	16,579	234,758
Wabash National Corp. (Machinery)	2,248	40,981
WageWorks, Inc.* (Professional Services)	3,091	132,140
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	2,248	118,874
Watts Water Technologies, Inc. - Class A (Machinery)	843	69,969
WD-40 Co. (Household Products)	562	96,720
Westamerica Bancorp (Banks)	843	50,715
Whitestone REIT (Equity Real Estate Investment Trusts)	1,405	19,501
William Lyon Homes* - Class A (Household Durables)	1,405	22,325
Wingstop, Inc. (Hotels, Restaurants & Leisure)	2,248	153,471
Winnebago Industries, Inc. (Automobiles)	2,248	74,521
WisdomTree Investments, Inc. (Capital Markets)	4,777	40,509
XO Group, Inc.* (Interactive Media & Services)	1,967	67,822
Xperi Corp. (Semiconductors & Semiconductor Equipment)	1,405	20,864
TOTAL COMMON STOCKS (Cost $21,085,006)		31,075,835

	Principal Amount	Value
Repurchase Agreements(a) (0.1%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $23,004	$23,000	$23,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,000)		23,000

TOTAL INVESTMENT SECURITIES (Cost $21,108,006) - 100.0%		31,098,835
Net other assets (liabilities) - NM		(4,996)

NET ASSETS - 100.0%		$31,093,839

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap Growth invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$1,038,548	3.3%
Air Freight & Logistics	161,182	0.5%
Airlines	71,262	0.2%
Auto Components	510,431	1.6%
Automobiles	74,521	0.2%
Banks	2,182,855	6.9%
Beverages	117,801	0.4%
Biotechnology	1,733,351	5.7%
Building Products	1,102,023	3.5%
Capital Markets	83,418	0.3%
Chemicals	973,066	3.1%
Commercial Services & Supplies	693,058	2.2%
Communications Equipment	369,861	1.2%
Construction & Engineering	158,484	0.5%
Construction Materials	51,535	0.2%
Consumer Finance	641,259	2.1%
Containers & Packaging	39,200	0.1%
Diversified Consumer Services	204,366	0.7%
Diversified Telecommunication Services	407,236	1.4%
Electric Utilities	96,439	0.3%
Electrical Equipment	51,704	0.2%
Electronic Equipment, Instruments & Components	1,158,313	3.7%
Energy Equipment & Services	131,455	0.4%
Equity Real Estate Investment Trusts	1,657,088	5.4%
Food Products	486,208	1.6%
Gas Utilities	155,505	0.5%
Health Care Equipment & Supplies	1,460,927	4.7%
Health Care Providers & Services	1,311,267	4.2%
Health Care Technology	526,330	1.7%
Hotels, Restaurants & Leisure	971,552	3.1%
Household Durables	832,004	2.7%
Household Products	229,538	0.7%
Industrial Conglomerates	128,558	0.4%
Insurance	706,493	2.3%
Interactive Media & Services	105,954	0.3%
Internet & Direct Marketing Retail	644,530	2.1%
IT Services	444,129	1.4%
Leisure Products	163,694	0.5%
Life Sciences Tools & Services	166,425	0.5%
Machinery	2,081,738	6.8%
Media	37,092	0.1%
Mortgage Real Estate Investment Trusts	27,088	0.1%
Multi-Utilities	113,659	0.4%
Oil, Gas & Consumable Fuels	132,606	0.4%
Paper & Forest Products	80,796	0.3%
Personal Products	277,319	0.9%
Pharmaceuticals	603,709	1.9%
Professional Services	1,218,295	3.9%
Real Estate Management & Development	131,306	0.4%
Road & Rail	170,623	0.5%
Semiconductors & Semiconductor Equipment	1,607,314	5.3%
Software	1,132,514	3.6%
Specialty Retail	520,620	1.7%
Textiles, Apparel & Luxury Goods	190,709	0.6%
Thrifts & Mortgage Finance	509,355	1.6%
Water Utilities	199,522	0.6%
Other**	18,004	0.1%
Total	$31,093,839	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Small-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	8,544	$161,482
8x8, Inc.* (Software)	3,168	67,320
AAON, Inc. (Building Products)	1,152	43,546
AAR Corp. (Aerospace & Defense)	2,400	114,935
Abercrombie & Fitch Co. - Class A (Specialty Retail)	4,992	105,431
ABM Industries, Inc. (Commercial Services & Supplies)	4,896	157,896
Acadia Realty Trust (Equity Real Estate Investment Trusts)	6,048	169,525
Aceto Corp. (Health Care Providers & Services)	2,304	5,207
Acorda Therapeutics, Inc.* (Biotechnology)	2,976	58,478
Actuant Corp. - Class A (Machinery)	2,784	77,674
ADTRAN, Inc. (Communications Equipment)	1,728	30,499
AdvanSix, Inc.* (Chemicals)	1,056	35,851
Aegion Corp.* (Construction & Engineering)	2,400	60,911
Agilysys, Inc.* (Software)	672	10,954
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,152	61,194
AK Steel Holding Corp.* (Metals & Mining)	23,520	115,248
Alarm.com Holdings, Inc.* (Software)	1,152	66,125
Allegiant Travel Co. (Airlines)	384	48,691
AMAG Pharmaceuticals, Inc.* (Biotechnology)	2,592	51,840
Ambac Financial Group, Inc.* (Insurance)	2,592	52,929
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	1,536	57,277
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	8,352	145,659
American Equity Investment Life Holding Co. (Insurance)	6,720	237,618
American Public Education, Inc.* (Diversified Consumer Services)	1,248	41,246
American States Water Co. (Water Utilities)	1,056	64,564
American Vanguard Corp. (Chemicals)	576	10,368
Ameris Bancorp (Banks)	1,152	52,646
AMERISAFE, Inc. (Insurance)	864	53,525
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,248	24,012
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	2,784	60,524
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	480	20,246
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	2,112	148,474
Apogee Enterprises, Inc. (Building Products)	960	39,667
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	8,352	157,601
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	2,880	225,360
ArcBest Corp. (Road & Rail)	1,920	93,216
Archrock, Inc. (Energy Equipment & Services)	9,696	118,291
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,536	23,209
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	3,168	71,122
Asbury Automotive Group, Inc.* (Specialty Retail)	1,536	105,600
Ascena Retail Group, Inc.* (Specialty Retail)	12,864	58,788
Assertio Therapeutics, Inc.* (Pharmaceuticals)	2,688	15,805
Astec Industries, Inc. (Machinery)	1,728	87,108
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	1,920	122,400
ATN International, Inc. (Diversified Telecommunication Services)	768	56,740
Avista Corp. (Multi-Utilities)	2,784	140,759
Avon Products, Inc.* (Personal Products)	33,024	72,653
AZZ, Inc. (Electrical Equipment)	1,920	96,959
B&G Foods, Inc. - Class A (Food Products)	1,824	50,069
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	768	40,666
Balchem Corp. (Chemicals)	960	107,606
Banc of California, Inc. (Banks)	1,440	27,216
Banner Corp. (Banks)	1,344	83,556
Barnes & Noble Education, Inc.* (Specialty Retail)	2,688	15,483
Barnes & Noble, Inc. (Specialty Retail)	4,224	24,499
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	768	20,352
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	6,720	122,641
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	3,456	80,870
Berkshire Hills Bancorp, Inc. (Banks)	2,112	85,958
Big 5 Sporting Goods Corp. (Specialty Retail)	1,536	7,834
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	672	48,518
Blucora, Inc.* (Capital Markets)	3,552	142,969
Boise Cascade Co. (Paper & Forest Products)	2,880	105,984
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,440	42,883
Boston Private Financial Holdings, Inc. (Banks)	6,336	86,486
Brady Corp. - Class A (Commercial Services & Supplies)	2,016	88,200
Briggs & Stratton Corp. (Machinery)	3,168	60,921
Bristow Group, Inc.* (Energy Equipment & Services)	2,688	32,605
Brookline Bancorp, Inc. (Banks)	3,456	57,715
C&J Energy Services, Inc.* (Energy Equipment & Services)	3,840	79,872
CACI International, Inc.* - Class A (IT Services)	1,824	335,890
Caleres, Inc. (Specialty Retail)	3,264	117,047
California Water Service Group (Water Utilities)	1,248	53,539
Callaway Golf Co. (Leisure Products)	2,208	53,632

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cal-Maine Foods, Inc. (Food Products)	1,344	$64,915
Cambrex Corp.* (Life Sciences Tools & Services)	960	65,664
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	6,912	54,674
CARBO Ceramics, Inc.* (Energy Equipment & Services)	1,056	7,656
Cardtronics PLC* - Class A (IT Services)	2,784	88,086
Career Education Corp.* (Diversified Consumer Services)	1,920	28,666
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	2,496	44,204
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	6,336	159,667
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	12,864	51,327
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	6,624	30,868
Central Pacific Financial Corp. (Banks)	864	22,836
Century Aluminum Co.* (Metals & Mining)	3,648	43,667
Chart Industries, Inc.* (Machinery)	2,304	180,471
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	3,456	72,196
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	2,592	83,125
Chico’s FAS, Inc. (Specialty Retail)	9,408	81,567
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,248	32,760
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	3,744	59,717
CIRCOR International, Inc. (Machinery)	1,440	68,400
City Holding Co. (Banks)	576	44,237
Clearwater Paper Corp.* (Paper & Forest Products)	1,248	37,066
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,664	13,027
Columbia Banking System, Inc. (Banks)	2,688	104,214
Community Bank System, Inc. (Banks)	3,840	234,508
Community Health Systems, Inc.* (Health Care Providers & Services)	8,640	29,894
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	672	20,819
Computer Programs & Systems, Inc. (Health Care Technology)	480	12,888
Comtech Telecommunications Corp. (Communications Equipment)	1,728	62,675
CONMED Corp. (Health Care Equipment & Supplies)	960	76,051
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	960	39,178
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	5,280	68,851
Cooper Tire & Rubber Co. (Auto Components)	3,744	105,955
Cooper-Standard Holding, Inc.* (Auto Components)	1,248	149,735
Core-Mark Holding Co., Inc. (Distributors)	3,456	117,366
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	3,072	66,048
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,728	36,789
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	2,688	23,466
CryoLife, Inc.* (Health Care Equipment & Supplies)	1,344	47,309
CSG Systems International, Inc. (IT Services)	1,344	53,948
CTS Corp. (Electronic Equipment, Instruments & Components)	1,152	39,514
Cubic Corp. (Aerospace & Defense)	960	70,128
Customers Bancorp, Inc.* (Banks)	1,152	27,107
CVB Financial Corp. (Banks)	3,552	79,281
Cytokinetics, Inc.* (Biotechnology)	2,400	23,640
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	2,880	22,579
Darling Ingredients, Inc.* (Food Products)	6,048	116,847
Dean Foods Co. (Food Products)	6,816	48,394
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	34,368	213,082
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	15,552	181,493
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	5,664	25,488
Digi International, Inc.* (Communications Equipment)	2,016	27,115
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	1,344	23,990
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	672	54,640
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	2,976	99,071
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	4,224	81,989
Donnelley Financial Solutions, Inc.* (Capital Markets)	2,496	44,728
Dorman Products, Inc.* (Auto Components)	1,056	81,228
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	1,440	17,136
DSW, Inc. - Class A (Specialty Retail)	5,088	172,381
DXP Enterprises, Inc.* (Trading Companies & Distributors)	1,152	46,161
Echo Global Logistics, Inc.* (Air Freight & Logistics)	2,112	65,366
eHealth, Inc.* (Insurance)	576	16,278
El Paso Electric Co. (Electric Utilities)	1,440	82,368
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,632	20,482
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	3,264	111,237
Employers Holdings, Inc. (Insurance)	1,344	60,883
Encore Capital Group, Inc.* (Consumer Finance)	768	27,533
Encore Wire Corp. (Electrical Equipment)	1,536	76,954
Endo International PLC* (Pharmaceuticals)	14,880	250,430
Engility Holdings, Inc.* (Aerospace & Defense)	1,344	48,371
Enova International, Inc.* (Consumer Finance)	2,592	74,650
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	288	26,698
Era Group, Inc.* (Energy Equipment & Services)	1,536	18,970
ESCO Technologies, Inc. (Machinery)	672	45,730
Essendant, Inc. (Commercial Services & Supplies)	2,400	30,768

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ethan Allen Interiors, Inc. (Household Durables)	1,824	$37,848
EVERTEC, Inc. (IT Services)	2,784	67,094
Express, Inc.* (Specialty Retail)	5,568	61,582
Exterran Corp.* (Energy Equipment & Services)	2,304	61,125
EZCORP, Inc.* - Class A (Consumer Finance)	3,840	41,088
Fabrinet* (Electronic Equipment, Instruments & Components)	2,688	124,347
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	480	30,888
Federal Signal Corp. (Machinery)	2,112	56,559
Fidelity Southern Corp. (Banks)	1,632	40,441
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	1,728	46,224
Finisar Corp.* (Communications Equipment)	8,736	166,421
First BanCorp.* (Banks)	16,224	147,638
First Commonwealth Financial Corp. (Banks)	2,976	48,033
First Financial Bancorp (Banks)	3,936	116,899
First Financial Bankshares, Inc. (Banks)	2,112	124,819
First Midwest Bancorp, Inc. (Banks)	7,680	204,211
Flotek Industries, Inc.* (Chemicals)	3,840	9,216
Forrester Research, Inc. (Professional Services)	288	13,219
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	3,360	78,221
Francesca’s Holdings Corp.* (Specialty Retail)	2,688	9,972
Franklin Electric Co., Inc. (Machinery)	1,440	68,040
Franklin Financial Network, Inc.* (Banks)	672	26,275
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	7,968	63,664
Frontier Communications Corp. (Diversified Telecommunication Services)	7,872	51,089
FTI Consulting, Inc.* (Professional Services)	2,880	210,786
FutureFuel Corp. (Chemicals)	1,920	35,597
GameStop Corp. - Class A (Specialty Retail)	7,584	115,808
Gannett Co., Inc. (Media)	8,448	84,564
Genesco, Inc.* (Specialty Retail)	1,440	67,824
Gentherm, Inc.* (Auto Components)	1,536	69,811
Geospace Technologies Corp.* (Energy Equipment & Services)	1,056	14,467
Getty Realty Corp. (Equity Real Estate Investment Trusts)	1,152	32,901
Gibraltar Industries, Inc.* (Building Products)	2,400	109,440
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	3,072	148,040
Glacier Bancorp, Inc. (Banks)	2,688	115,826
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	2,496	52,042
Government Properties Income Trust (Equity Real Estate Investment Trusts)	7,392	83,456
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	1,728	33,316
Great Western Bancorp, Inc. (Banks)	4,416	186,311
Green BanCorp, Inc. (Banks)	576	12,730
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	2,880	49,536
Greenhill & Co., Inc. (Capital Markets)	1,440	37,944
Griffon Corp. (Building Products)	1,248	20,155
Group 1 Automotive, Inc. (Specialty Retail)	1,440	93,456
GUESS?, Inc. (Specialty Retail)	4,224	95,462
Gulf Island Fabrication, Inc. (Energy Equipment & Services)	1,056	10,507
H.B. Fuller Co. (Chemicals)	2,016	104,167
Hanmi Financial Corp. (Banks)	1,152	28,685
Harmonic, Inc.* (Communications Equipment)	6,432	35,376
Haverty Furniture Cos., Inc. (Specialty Retail)	1,440	31,824
Hawaiian Holdings, Inc. (Airlines)	3,744	150,134
Hawkins, Inc. (Chemicals)	672	27,854
Haynes International, Inc. (Metals & Mining)	960	34,080
HCI Group, Inc. (Insurance)	576	25,200
HealthStream, Inc. (Health Care Technology)	960	29,770
Heartland Express, Inc. (Road & Rail)	2,208	43,564
Heidrick & Struggles International, Inc. (Professional Services)	1,440	48,744
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	10,368	102,436
Heritage Financial Corp. (Banks)	864	30,370
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	2,688	60,937
Hibbett Sports, Inc.* (Specialty Retail)	1,440	27,072
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	8,256	40,289
Hillenbrand, Inc. (Machinery)	2,208	115,478
HMS Holdings Corp.* (Health Care Technology)	3,648	119,690
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	2,016	53,424
Hope Bancorp, Inc. (Banks)	9,216	149,023
Horace Mann Educators Corp. (Insurance)	3,072	137,933
Hub Group, Inc.* - Class A (Air Freight & Logistics)	2,496	113,818
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	1,152	23,524
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	6,528	68,740
Independent Bank Corp. (Banks)	960	79,296
Innophos Holdings, Inc. (Chemicals)	1,440	63,936
Innospec, Inc. (Chemicals)	960	73,680
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	2,688	145,394
Insteel Industries, Inc. (Building Products)	1,344	48,223
INTL FCStone, Inc.* (Capital Markets)	1,152	55,665
Invacare Corp. (Health Care Equipment & Supplies)	2,496	36,317
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	8,352	132,129
Investment Technology Group, Inc. (Capital Markets)	2,496	54,063
Iridium Communications, Inc.* (Diversified Telecommunication Services)	7,200	162,000
iStar Financial, Inc. (Equity Real Estate Investment Trusts)	2,880	32,170

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,536	$98,611
J & J Snack Foods Corp. (Food Products)	384	57,942
J.C. Penney Co., Inc.* (Multiline Retail)	23,520	39,043
James River Group Holdings, Ltd. (Insurance)	1,056	45,007
John B. Sanfilippo & Son, Inc. (Food Products)	672	47,967
Kaiser Aluminum Corp. (Metals & Mining)	1,248	136,106
Kaman Corp. - Class A (Trading Companies & Distributors)	2,112	141,039
KapStone Paper & Packaging Corp. (Paper & Forest Products)	6,624	224,619
Kelly Services, Inc. - Class A (Professional Services)	2,304	55,365
Kirkland’s, Inc.* (Specialty Retail)	1,152	11,624
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	6,240	103,896
Knowles Corp.* (Electronic Equipment, Instruments & Components)	6,720	111,686
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,632	3,949
Lannett Co., Inc.* (Pharmaceuticals)	960	4,560
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	7,968	65,099
La-Z-Boy, Inc. (Household Durables)	1,728	54,604
Lindsay Corp. (Machinery)	384	38,492
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	1,920	12,192
Lithia Motors, Inc. - Class A (Specialty Retail)	864	70,554
LivePerson, Inc.* (Software)	2,208	57,298
LSB Industries, Inc.* (Chemicals)	1,536	15,022
LSC Communications, Inc. (Commercial Services & Supplies)	2,496	27,606
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	1,344	59,284
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	864	13,383
Luminex Corp. (Life Sciences Tools & Services)	1,440	43,646
Lydall, Inc.* (Machinery)	768	33,101
M.D.C. Holdings, Inc. (Household Durables)	1,632	48,275
M/I Homes, Inc.* (Household Durables)	2,112	50,540
Magellan Health, Inc.* (Health Care Providers & Services)	1,824	131,420
Maiden Holdings, Ltd. (Insurance)	5,184	14,774
ManTech International Corp. - Class A (IT Services)	2,016	127,613
MarineMax, Inc.* (Specialty Retail)	1,632	34,680
Marten Transport, Ltd. (Road & Rail)	1,248	26,270
Materion Corp. (Metals & Mining)	1,536	92,928
Matrix Service Co.* (Energy Equipment & Services)	2,016	49,694
Matson, Inc. (Marine)	3,168	125,580
Matthews International Corp. - Class A (Commercial Services & Supplies)	2,400	120,360
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,824	27,178
Meritage Homes Corp.* (Household Durables)	1,344	53,626
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,440	52,128
MicroStrategy, Inc.* - Class A (Software)	384	53,998
Mobile Mini, Inc. (Commercial Services & Supplies)	1,440	63,144
Monotype Imaging Holdings, Inc. (Software)	1,152	23,270
Monro Muffler Brake, Inc. (Specialty Retail)	2,496	173,722
Moog, Inc. - Class A (Aerospace & Defense)	1,248	107,291
Motorcar Parts of America, Inc.* (Auto Components)	768	18,010
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	1,248	52,291
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	1,344	73,584
Mueller Industries, Inc. (Machinery)	4,320	125,194
Multi-Color Corp. (Commercial Services & Supplies)	576	35,856
Myers Industries, Inc. (Containers & Packaging)	960	22,320
MYR Group, Inc.* (Construction & Engineering)	1,248	40,735
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	576	21,612
National Presto Industries, Inc. (Aerospace & Defense)	384	49,786
Natus Medical, Inc.* (Health Care Equipment & Supplies)	1,152	41,069
Nautilus, Inc.* (Leisure Products)	1,248	17,410
Navigant Consulting, Inc. (Professional Services)	3,360	77,482
NBT Bancorp, Inc. (Banks)	3,264	125,272
Neenah Paper, Inc. (Paper & Forest Products)	672	57,994
NETGEAR, Inc.* (Communications Equipment)	2,400	150,840
New Media Investment Group, Inc. (Media)	4,032	63,262
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	10,368	63,037
Newpark Resources, Inc.* (Energy Equipment & Services)	6,720	69,552
NIC, Inc. (IT Services)	2,688	39,782
Noble Corp. PLC* (Energy Equipment & Services)	18,432	129,577
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	1,344	21,396
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	7,680	133,019
Northwest Natural Gas Co. (Gas Utilities)	1,248	83,491
Oclaro, Inc.* (Communications Equipment)	5,760	51,494
Office Depot, Inc. (Specialty Retail)	41,376	132,817
OFG Bancorp (Banks)	3,264	52,714
Oil States International, Inc.* (Energy Equipment & Services)	4,512	149,799
Old National Bancorp (Banks)	11,328	218,629
Olympic Steel, Inc. (Metals & Mining)	672	14,025
OneSpan, Inc.* (Software)	2,304	43,891
Opus Bank (Banks)	1,632	44,717
Orion Marine Group, Inc.* (Construction & Engineering)	2,112	15,946
Oritani Financial Corp. (Thrifts & Mortgage Finance)	2,976	46,277

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	672	$51,280
Owens & Minor, Inc. (Health Care Providers & Services)	4,608	76,124
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	1,248	112,570
P.H. Glatfelter Co. (Paper & Forest Products)	3,264	62,375
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	2,112	43,085
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	864	16,839
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,896	239,708
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	1,248	11,269
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	384	30,927
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	4,800	45,408
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	4,512	91,323
Perficient, Inc.* (IT Services)	2,592	69,077
Perry Ellis International, Inc.* (Textiles, Apparel & Luxury Goods)	960	26,237
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	5,088	50,117
Pioneer Energy Services Corp.* (Energy Equipment & Services)	5,856	17,275
Piper Jaffray Cos. (Capital Markets)	576	43,978
Plexus Corp.* (Electronic Equipment, Instruments & Components)	2,400	140,424
Powell Industries, Inc. (Electrical Equipment)	672	24,367
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	768	48,538
PRA Group, Inc.* (Consumer Finance)	3,360	120,959
ProAssurance Corp. (Insurance)	2,112	99,158
Progenics Pharmaceuticals, Inc.* (Biotechnology)	3,840	24,077
ProPetro Holding Corp.* (Energy Equipment & Services)	1,632	26,912
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	4,608	113,126
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	672	85,404
Quaker Chemical Corp. (Chemicals)	384	77,649
Quanex Building Products Corp. (Building Products)	1,056	19,219
Quorum Health Corp.* (Health Care Providers & Services)	1,824	10,689
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	3,648	19,699
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	2,112	28,723
Rayonier Advanced Materials, Inc. (Chemicals)	3,840	70,771
RE/MAX Holdings, Inc. (Real Estate Management & Development)	1,344	59,606
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	960	38,544
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	6,144	99,779
Regenxbio, Inc.* (Biotechnology)	1,152	86,976
Regis Corp.* (Diversified Consumer Services)	2,496	50,993
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	2,784	80,179
Rent-A-Center, Inc.* (Specialty Retail)	3,360	48,317
Resources Connection, Inc. (Professional Services)	2,208	36,653
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	4,224	78,862
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	384	29,011
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,880	28,541
RLI Corp. (Insurance)	1,632	128,243
S&T Bancorp, Inc. (Banks)	1,344	58,276
Safety Insurance Group, Inc. (Insurance)	1,056	94,618
Saia, Inc.* (Road & Rail)	576	44,035
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	5,088	140,429
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	384	21,504
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	1,920	76,608
Scholastic Corp. (Media)	2,112	98,610
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	1,344	51,489
Seacoast Banking Corp. of Florida* (Banks)	864	25,229
SEACOR Holdings, Inc. (Energy Equipment & Services)	1,248	61,664
Select Medical Holdings Corp.* (Health Care Providers & Services)	3,456	63,590
Selective Insurance Group, Inc. (Insurance)	1,536	97,536
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,824	101,414
Seneca Foods Corp.* - Class A (Food Products)	480	16,176
Shoe Carnival, Inc. (Specialty Retail)	768	29,568
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	960	63,254
Simmons First National Corp. - Class A (Banks)	6,912	203,558
SkyWest, Inc. (Airlines)	3,840	226,177
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,344	50,602
Sonic Automotive, Inc. - Class A (Specialty Retail)	1,728	33,437
Sonic Corp. (Hotels, Restaurants & Leisure)	1,248	54,088
South Jersey Industries, Inc. (Gas Utilities)	3,552	125,279
Southside Bancshares, Inc. (Banks)	2,496	86,861
SpartanNash Co. (Food & Staples Retailing)	2,688	53,921
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,496	41,933
Spire, Inc. (Gas Utilities)	3,744	275,372
Spok Holdings, Inc. (Wireless Telecommunication Services)	1,344	20,698
SPX Corp.* (Machinery)	3,168	105,526
SPX FLOW, Inc.* (Machinery)	3,168	164,736
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	18,048	160,447
Standard Motor Products, Inc. (Auto Components)	1,536	75,602

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Standex International Corp. (Machinery)	480	$50,040
Stepan Co. (Chemicals)	1,536	133,647
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,728	91,411
Stewart Information Services Corp. (Insurance)	1,728	77,777
Strategic Education, Inc. (Diversified Consumer Services)	576	78,930
Sturm, Ruger & Co., Inc. (Leisure Products)	768	53,030
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	2,688	36,369
SunCoke Energy, Inc.* (Metals & Mining)	4,800	55,776
Superior Industries International, Inc. (Auto Components)	1,728	29,462
SUPERVALU, Inc.* (Food & Staples Retailing)	2,880	92,794
Sykes Enterprises, Inc.* (IT Services)	2,976	90,738
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	576	40,925
Tailored Brands, Inc. (Specialty Retail)	1,824	45,947
Team, Inc.* (Commercial Services & Supplies)	2,208	49,680
Tennant Co. (Machinery)	768	58,330
Tetra Tech, Inc. (Commercial Services & Supplies)	1,824	124,579
TETRA Technologies, Inc.* (Energy Equipment & Services)	9,408	42,430
The Andersons, Inc. (Food & Staples Retailing)	1,920	72,288
The Buckle, Inc. (Specialty Retail)	2,112	48,682
The Cato Corp. - Class A (Specialty Retail)	1,728	36,323
The Children’s Place, Inc. (Specialty Retail)	384	49,075
The E.W. Scripps Co. - Class A (Media)	2,016	33,264
The Ensign Group, Inc. (Health Care Providers & Services)	1,632	61,885
The Greenbrier Cos., Inc. (Machinery)	2,400	144,240
The Marcus Corp. (Entertainment)	1,440	60,552
The Medicines Co.* (Pharmaceuticals)	2,592	77,527
The Navigators Group, Inc. (Insurance)	1,728	119,405
Tile Shop Holdings, Inc. (Specialty Retail)	2,880	20,592
TimkenSteel Corp.* (Metals & Mining)	2,880	42,826
Titan International, Inc. (Machinery)	3,744	27,780
TiVo Corp. (Software)	9,216	114,739
Tompkins Financial Corp. (Banks)	480	38,971
Travelport Worldwide, Ltd. (IT Services)	9,408	158,713
Tredegar Corp. (Chemicals)	1,920	41,568
Triumph Bancorp, Inc.* (Banks)	864	33,005
Triumph Group, Inc. (Aerospace & Defense)	3,744	87,235
TrueBlue, Inc.* (Professional Services)	3,072	80,026
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	3,936	33,456
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	288	34,157
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	5,760	108,461
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	864	10,843
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	1,056	29,916
UniFirst Corp. (Commercial Services & Supplies)	576	100,022
Unisys Corp.* (IT Services)	2,784	56,794
Unit Corp.* (Energy Equipment & Services)	4,032	105,074
United Community Banks, Inc. (Banks)	2,784	77,646
United Fire Group, Inc. (Insurance)	1,632	82,857
United Insurance Holdings Corp. (Insurance)	1,632	36,524
Universal Corp. (Tobacco)	1,824	118,560
Universal Electronics, Inc.* (Household Durables)	1,056	41,554
Universal Forest Products, Inc. (Building Products)	2,208	78,009
Universal Insurance Holdings, Inc. (Insurance)	864	41,947
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	1,344	28,614
US Ecology, Inc. (Commercial Services & Supplies)	576	42,480
Vanda Pharmaceuticals, Inc.* (Biotechnology)	864	19,829
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,344	38,519
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	3,648	37,392
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	1,632	24,904
Veritiv Corp.* (Trading Companies & Distributors)	864	31,450
Viad Corp. (Commercial Services & Supplies)	768	45,504
Viavi Solutions, Inc.* (Communications Equipment)	6,432	72,939
Virtus Investment Partners, Inc. (Capital Markets)	576	65,520
Vista Outdoor, Inc.* (Leisure Products)	4,320	77,285
Vitamin Shoppe, Inc.* (Specialty Retail)	1,152	11,520
Wabash National Corp. (Machinery)	2,016	36,752
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	5,952	126,063
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	13,920	101,616
Watts Water Technologies, Inc. - Class A (Machinery)	1,248	103,584
WD-40 Co. (Household Products)	480	82,608
Westamerica Bancorp (Banks)	1,152	69,304
Whitestone REIT (Equity Real Estate Investment Trusts)	1,632	22,652
William Lyon Homes* - Class A (Household Durables)	1,152	18,305
WisdomTree Investments, Inc. (Capital Markets)	4,032	34,191
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	7,104	277,411
World Acceptance Corp.* (Consumer Finance)	480	54,893
Xperi Corp. (Semiconductors & Semiconductor Equipment)	2,304	34,214
Zumiez, Inc.* (Specialty Retail)	1,440	37,944
TOTAL COMMON STOCKS (Cost $25,301,962)		32,335,469

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Contingent Right (NM)
A. Schulman, Inc.*^+(a)(Chemicals)	2,231	$4,462
TOTAL CONTINGENT RIGHT (Cost $4,462)		4,462

	Principal Amount	Value
Repurchase Agreements(b) (0.6%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $194,034	$194,000	$194,000
TOTAL REPURCHASE AGREEMENTS (Cost $194,000)		194,000

TOTAL INVESTMENT SECURITIES (Cost $25,500,424) - 100.6%		32,533,931
Net other assets (liabilities) - (0.6)%		(191,981)

NET ASSETS - 100.0%		$32,341,950

*                             Non-income producing security.

^                              The Advisor has deemed this security to be illiquid.  As of September 30, 2018, this security represented 0.014% of the net assets of the Fund.

+                             This security was fair valued based on procedures approved by the Board of Trustees.  As of September 30, 2018, this security represented 0.014% of the net assets of the Fund.

(a)                   No explicit expiration date, expiration is subject to contingencies.  In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired.  Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made by A. Schulman, Inc.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap Value invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$477,746	1.5%
Air Freight & Logistics	301,584	0.9%
Airlines	425,002	1.3%
Auto Components	675,462	2.1%
Banks	3,250,499	10.1%
Biotechnology	306,773	0.9%
Building Products	358,259	1.1%
Capital Markets	605,121	1.9%
Chemicals	811,394	2.4%
Commercial Services & Supplies	905,794	2.8%
Communications Equipment	597,359	1.8%
Construction & Engineering	117,592	0.4%
Consumer Finance	319,123	1.0%
Containers & Packaging	22,320	0.1%
Distributors	117,366	0.4%
Diversified Consumer Services	199,835	0.6%
Diversified Telecommunication Services	398,397	1.1%
Electric Utilities	82,368	0.3%
Electrical Equipment	198,280	0.6%
Electronic Equipment, Instruments & Components	1,441,371	4.4%
Energy Equipment & Services	1,206,367	3.7%
Entertainment	60,552	0.2%
Equity Real Estate Investment Trusts	1,801,479	5.6%
Food & Staples Retailing	219,003	0.7%
Food Products	402,310	1.2%
Gas Utilities	484,142	1.5%
Health Care Equipment & Supplies	388,138	1.2%
Health Care Providers & Services	518,421	1.6%
Health Care Technology	162,348	0.5%
Hotels, Restaurants & Leisure	417,897	1.3%
Household Durables	304,752	0.9%
Household Products	82,608	0.3%
Insurance	1,422,212	4.4%
Internet & Direct Marketing Retail	75,446	0.2%
IT Services	1,087,735	3.4%
Leisure Products	201,357	0.6%
Life Sciences Tools & Services	109,310	0.3%
Machinery	1,648,156	5.1%
Marine	125,580	0.4%
Media	279,700	0.9%
Metals & Mining	534,656	1.7%
Mortgage Real Estate Investment Trusts	702,981	2.2%
Multiline Retail	39,043	0.1%
Multi-Utilities	140,759	0.4%
Oil, Gas & Consumable Fuels	1,234,659	3.8%
Paper & Forest Products	539,527	1.7%
Personal Products	72,653	0.2%
Pharmaceuticals	372,334	1.2%
Professional Services	522,275	1.6%
Real Estate Management & Development	59,606	0.2%
Road & Rail	207,085	0.6%
Semiconductors & Semiconductor Equipment	509,681	1.6%
Software	437,595	1.4%
Specialty Retail	1,989,815	6.2%
Technology Hardware, Storage & Peripherals	364,255	1.1%
Textiles, Apparel & Luxury Goods	877,790	2.7%
Thrifts & Mortgage Finance	424,688	1.3%
Tobacco	118,560	0.4%
Trading Companies & Distributors	444,010	1.4%
Water Utilities	118,103	0.4%
Wireless Telecommunication Services	20,698	0.1%
Other**	2,019	NM
Total	$32,341,950	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM       Not meaningful, amount is less than 0.05%

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Technology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (98.3%)
2U, Inc.* (Software)	359	$26,993
ACI Worldwide, Inc.* (Software)	705	19,839
Adobe Systems, Inc.* (Software)	2,988	806,611
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,226	161,431
Akamai Technologies, Inc.* (IT Services)	1,032	75,491
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,064	15,162
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,823	2,200,507
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,879	2,242,530
Amdocs, Ltd. (IT Services)	866	57,139
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,269	209,792
ANSYS, Inc.* (Software)	518	96,700
Apple, Inc. (Technology Hardware, Storage & Peripherals)	27,965	6,312,819
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,990	231,514
Arista Networks, Inc.* (Communications Equipment)	323	85,873
ARRIS International PLC* (Communications Equipment)	1,032	26,822
Aspen Technology, Inc.* (Software)	436	49,665
athenahealth, Inc.* (Health Care Technology)	253	33,801
Autodesk, Inc.* (Software)	1,330	207,626
Blackbaud, Inc. (Software)	304	30,850
Booz Allen Hamilton Holding Corp. (IT Services)	873	43,327
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,635	650,133
CA, Inc. (Software)	1,915	84,547
CACI International, Inc.* - Class A (IT Services)	154	28,359
Cadence Design Systems, Inc.* (Software)	1,722	78,041
Cargurus, Inc.* (Interactive Media & Services)	205	11,416
Cars.com, Inc.* (Interactive Media & Services)	392	10,823
CDK Global, Inc. (Software)	791	49,485
CDW Corp. (Electronic Equipment, Instruments & Components)	919	81,717
CenturyLink, Inc. (Diversified Telecommunication Services)	5,796	122,875
Ceridian HCM Holding, Inc.* (Software)	138	5,800
Cerner Corp.* (Health Care Technology)	2,002	128,949
Ciena Corp.* (Communications Equipment)	873	27,273
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	372	14,359
Cisco Systems, Inc. (Communications Equipment)	27,858	1,355,291
Citrix Systems, Inc.* (Software)	787	87,483
Cognizant Technology Solutions Corp. (IT Services)	3,536	272,802
CommScope Holding Co., Inc.* (Communications Equipment)	1,174	36,112
CommVault Systems, Inc.* (Software)	240	16,800
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	618	23,404
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,205	31,950
Dell Technologies, Inc.* - Class V (Software)	1,219	118,389
DocuSign, Inc.* (Software)	137	7,202
DXC Technology Co. (IT Services)	1,712	160,106
eBay, Inc.* (Internet & Direct Marketing Retail)	5,669	187,191
EchoStar Corp.* (Communications Equipment)	303	14,050
Ellie Mae, Inc.* (Software)	216	20,470
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	867	25,100
EPAM Systems, Inc.* (IT Services)	319	43,926
Etsy, Inc.* (Internet & Direct Marketing Retail)	730	37,507
F5 Networks, Inc.* (Communications Equipment)	371	73,985
Facebook, Inc.* - Class A (Interactive Media & Services)	14,694	2,416,576
Fair Isaac Corp.* (Software)	182	41,596
Finisar Corp.* (Communications Equipment)	715	13,621
FireEye, Inc.* (Software)	1,192	20,264
Fortinet, Inc.* (Software)	880	81,198
Garmin, Ltd. (Household Durables)	737	51,627
Gartner, Inc.* (IT Services)	550	87,175
GoDaddy, Inc.* - Class A (IT Services)	1,007	83,974
GrubHub, Inc.* (Internet & Direct Marketing Retail)	547	75,825
Guidewire Software, Inc.* (Software)	493	49,798
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	8,972	146,333
HP, Inc. (Technology Hardware, Storage & Peripherals)	9,646	248,577
Hubspot, Inc.* (Software)	225	33,964
IAC/InterActiveCorp* (Interactive Media & Services)	475	102,942
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	790	37,138
Intel Corp. (Semiconductors & Semiconductor Equipment)	28,097	1,328,706
InterDigital, Inc. (Communications Equipment)	218	17,440
International Business Machines Corp. (IT Services)	5,560	840,728
Intuit, Inc. (Software)	1,581	359,519
j2 Global, Inc. (Software)	292	24,192
Juniper Networks, Inc. (Communications Equipment)	2,101	62,967
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	949	96,523

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	958	$145,329
Leidos Holdings, Inc. (IT Services)	913	63,143
LogMeIn, Inc. (Software)	324	28,868
Lumentum Holdings, Inc.* (Communications Equipment)	383	22,961
Manhattan Associates, Inc.* (Software)	402	21,949
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	3,587	69,229
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,693	95,468
Medidata Solutions, Inc.* (Health Care Technology)	364	26,685
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,436	113,315
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,068	319,686
Microsoft Corp. (Software)	46,735	5,345,083
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	342	27,411
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	243	30,504
Motorola Solutions, Inc. (Communications Equipment)	987	128,447
NCR Corp.* (Technology Hardware, Storage & Peripherals)	719	20,427
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,584	136,050
NetScout Systems, Inc.* (Communications Equipment)	444	11,211
New Relic, Inc.* (Software)	283	26,667
Nuance Communications, Inc.* (Software)	1,747	30,258
Nutanix, Inc.* (Software)	430	18,370
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,710	1,042,583
Okta, Inc.* (IT Services)	461	32,436
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,601	47,936
Oracle Corp. (Software)	17,224	888,070
Palo Alto Networks, Inc.* (Communications Equipment)	562	126,595
Pandora Media, Inc.* (Entertainment)	1,619	15,397
Paycom Software, Inc.* (Software)	308	47,866
Pegasystems, Inc. (Software)	231	14,461
Perspecta, Inc. (IT Services)	873	22,454
Plantronics, Inc. (Communications Equipment)	206	12,422
Proofpoint, Inc.* (Software)	320	34,026
PTC, Inc.* (Software)	645	68,493
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	1,057	27,429
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	767	58,975
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	8,574	617,585
RealPage, Inc.* (Software)	448	29,523
Red Hat, Inc.* (Software)	1,082	147,455
RingCentral, Inc.* - Class A (Software)	415	38,616
Salesforce.com, Inc.* (Software)	4,612	733,446
Science Applications International Corp. (IT Services)	265	21,359
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,588	75,192
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	405	22,518
ServiceNow, Inc.* (Software)	1,085	212,259
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	271	24,878
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,092	99,055
Snap, Inc.* (Interactive Media & Services)	4,165	35,319
Splunk, Inc.* (Software)	888	107,368
SS&C Technologies Holdings, Inc. (Software)	1,252	71,151
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	107	24,203
Symantec Corp. (Software)	3,785	80,545
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	221	10,082
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	188	15,924
Synopsys, Inc.* (Software)	902	88,946
Tableau Software, Inc.* - Class A (Software)	429	47,936
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	240	17,177
Teradata Corp.* (IT Services)	726	27,377
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,138	42,083
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,923	635,479
The Ultimate Software Group, Inc.* (Software)	195	62,827
Twilio, Inc.* (IT Services)	471	40,638
Twitter, Inc.* (Interactive Media & Services)	4,391	124,968
Tyler Technologies, Inc.* (Software)	242	59,305
Ubiquiti Networks, Inc. (Communications Equipment)	125	12,358
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	265	31,244
Veeva Systems, Inc.* - Class A (Health Care Technology)	736	80,128
Verint Systems, Inc.* (Software)	391	19,589
VeriSign, Inc.* (IT Services)	653	104,558
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	663	23,875
ViaSat, Inc.* (Communications Equipment)	350	22,383
Viavi Solutions, Inc.* (Communications Equipment)	1,381	15,661
VMware, Inc.* - Class A (Software)	452	70,539
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,776	103,967
Workday, Inc.* - Class A (Software)	887	129,484
Xerox Corp. (Technology Hardware, Storage & Peripherals)	1,351	36,450
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,545	123,863
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	1,290	44,789
Zendesk, Inc.* (Software)	644	45,724
Zillow Group, Inc.* - Class A (Interactive Media & Services)	307	13,569

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Zillow Group, Inc.* - Class C (Interactive Media & Services)	699	$30,931
Zscaler, Inc.* (Software)	90	3,670
TOTAL COMMON STOCKS (Cost $11,836,427)		36,506,920

TOTAL INVESTMENT SECURITIES (Cost $11,836,427) - 98.3%		36,506,920
Net other assets (liabilities) - 1.7%		646,845

NET ASSETS - 100.0%		$37,153,765

*                           Non-income producing security.

Total Return Swap Agreements - Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	10/23/18	2.70%	$699,916	$(84)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Technology invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Communications Equipment	$2,065,472	5.6%
Diversified Telecommunication Services	167,664	0.5%
Electronic Equipment, Instruments & Components	114,818	0.3%
Entertainment	15,397	NM
Health Care Technology	284,725	0.8%
Household Durables	51,627	0.1%
Interactive Media & Services	7,189,581	19.3%
Internet & Direct Marketing Retail	324,726	0.9%
IT Services	2,004,992	5.4%
Semiconductors & Semiconductor Equipment	6,391,148	17.2%
Software	10,789,526	29.1%
Technology Hardware, Storage & Peripherals	7,107,244	19.1%
Other**	646,845	1.7%
Total	$37,153,765	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Telecommunications ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.8%)
Acacia Communications, Inc.* (Communications Equipment)	1,134	$46,914
ADTRAN, Inc. (Communications Equipment)	2,120	37,418
Applied Optoelectronics, Inc.* (Communications Equipment)	959	23,649
Arista Networks, Inc.* (Communications Equipment)	723	192,217
ARRIS International PLC* (Communications Equipment)	3,820	99,282
AT&T, Inc. (Diversified Telecommunication Services)	30,518	1,024,794
ATN International, Inc. (Diversified Telecommunication Services)	503	37,162
CalAmp Corp.* (Communications Equipment)	1,616	38,719
CenturyLink, Inc. (Diversified Telecommunication Services)	10,990	232,988
Ciena Corp.* (Communications Equipment)	3,195	99,812
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	2,433	38,806
Cisco Systems, Inc. (Communications Equipment)	20,240	984,675
CommScope Holding Co., Inc.* (Communications Equipment)	3,826	117,688
Comtech Telecommunications Corp. (Communications Equipment)	1,102	39,970
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	3,134	40,867
EchoStar Corp.* (Communications Equipment)	1,438	66,680
Extreme Networks, Inc.* (Communications Equipment)	5,831	31,954
F5 Networks, Inc.* (Communications Equipment)	917	182,868
Finisar Corp.* (Communications Equipment)	3,481	66,313
Frontier Communications Corp. (Diversified Telecommunication Services)	5,529	35,883
Garmin, Ltd. (Household Durables)	2,099	147,035
Globalstar, Inc.* (Diversified Telecommunication Services)	41,334	20,998
Iridium Communications, Inc.* (Diversified Telecommunication Services)	3,064	68,940
Juniper Networks, Inc. (Communications Equipment)	5,652	169,390
Lumentum Holdings, Inc.* (Communications Equipment)	1,510	90,525
Motorola Solutions, Inc. (Communications Equipment)	1,928	250,909
NETGEAR, Inc.* (Communications Equipment)	982	61,719
NetScout Systems, Inc.* (Communications Equipment)	2,386	60,247
Oclaro, Inc.* (Communications Equipment)	5,997	53,613
ORBCOMM, Inc.* (Diversified Telecommunication Services)	3,530	38,336
Palo Alto Networks, Inc.* (Communications Equipment)	1,071	241,253
Plantronics, Inc. (Communications Equipment)	1,016	61,265
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	1,544	59,830
Spok Holdings, Inc. (Wireless Telecommunication Services)	1,313	20,220
Sprint Corp.* (Wireless Telecommunication Services)	14,042	91,835
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	2,518	76,623
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	3,661	256,929
Ubiquiti Networks, Inc. (Communications Equipment)	642	63,468
US Cellular Corp.* (Wireless Telecommunication Services)	731	32,734
Verizon Communications, Inc. (Diversified Telecommunication Services)	17,854	953,225
ViaSat, Inc.* (Communications Equipment)	1,388	88,763
Viavi Solutions, Inc.* (Communications Equipment)	6,453	73,177
Vonage Holdings Corp.* (Diversified Telecommunication Services)	5,726	81,080
Windstream Holdings, Inc.* (Diversified Telecommunication Services)	3,687	18,066
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	3,873	134,471
TOTAL COMMON STOCKS (Cost $5,511,132)		6,653,310

	Principal Amount	Value
Repurchase Agreements(a) (1.0%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $69,012	$69,000	$69,000
TOTAL REPURCHASE AGREEMENTS (Cost $69,000)		69,000

TOTAL INVESTMENT SECURITIES (Cost $5,580,132) - 100.8%		6,722,310
Net other assets (liabilities) - (0.8)%		(52,137)

NET ASSETS - 100.0%		$6,670,173

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Telecommunications invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Communications Equipment	$3,242,488	48.6%
Diversified Telecommunication Services	2,725,616	40.9%
Household Durables	147,035	2.2%
Wireless Telecommunication Services	538,171	8.1%
Other**	16,863	0.2%
Total	$6,670,173	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP U.S. Government Plus ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (34.4%)
U.S. Treasury Bond, 3.00%, 8/15/48	$7,140,000	$6,869,461

TOTAL U.S. TREASURY OBLIGATION (Cost $7,091,039)		6,869,461

Repurchase Agreements(a)(b) (59.4%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $11,866,086	11,864,000	11,864,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,864,000)		11,864,000

TOTAL INVESTMENT SECURITIES (Cost $18,955,039) - 93.8%		18,733,461
Net other assets (liabilities) - 6.2%		1,232,594

NET ASSETS - 100.0%		$19,966,055

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2018, the aggregate amount held in a segregated account was $287,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements - Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 3.00% due on 8/15/48	Citibank North America	10/15/18	2.20%	$8,562,773	$(80,395)
30-Year U.S. Treasury Bond, 3.00% due on 8/15/48	Societe’ Generale	10/15/18	2.27%	9,428,672	(125,880)
				$17,991,445	$(206,275)

(1)                   Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP UltraBull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (70.8%)
3M Co. (Industrial Conglomerates)	1,056	$222,510
A.O. Smith Corp. (Building Products)	264	14,090
Abbott Laboratories (Health Care Equipment & Supplies)	3,168	232,404
AbbVie, Inc. (Biotechnology)	2,728	258,015
ABIOMED, Inc.* (Health Care Equipment & Supplies)	88	39,578
Accenture PLC - Class A (IT Services)	1,166	198,453
Activision Blizzard, Inc. (Entertainment)	1,386	115,301
Adobe Systems, Inc.* (Software)	880	237,556
Advance Auto Parts, Inc. (Specialty Retail)	132	22,220
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,562	48,250
Aetna, Inc. (Health Care Providers & Services)	594	120,493
Affiliated Managers Group, Inc. (Capital Markets)	88	12,031
Aflac, Inc. (Insurance)	1,386	65,239
Agilent Technologies, Inc. (Life Sciences Tools & Services)	572	40,349
Air Products & Chemicals, Inc. (Chemicals)	396	66,152
Akamai Technologies, Inc.* (IT Services)	308	22,530
Alaska Air Group, Inc. (Airlines)	220	15,149
Albemarle Corp. (Chemicals)	198	19,756
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	198	24,906
Alexion Pharmaceuticals, Inc.* (Biotechnology)	396	55,048
Align Technology, Inc.* (Health Care Equipment & Supplies)	132	51,641
Allegion PLC (Building Products)	176	15,940
Allergan PLC (Pharmaceuticals)	572	108,955
Alliance Data Systems Corp. (IT Services)	88	20,782
Alliant Energy Corp. (Electric Utilities)	418	17,794
Alphabet, Inc.* - Class A (Interactive Media & Services)	550	663,894
Alphabet, Inc.* - Class C (Interactive Media & Services)	550	656,409
Altria Group, Inc. (Tobacco)	3,410	205,657
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	748	1,498,243
Ameren Corp. (Multi-Utilities)	440	27,817
American Airlines Group, Inc. (Airlines)	748	30,915
American Electric Power Co., Inc. (Electric Utilities)	902	63,934
American Express Co. (Consumer Finance)	1,276	135,881
American International Group, Inc. (Insurance)	1,606	85,503
American Tower Corp. (Equity Real Estate Investment Trusts)	792	115,077
American Water Works Co., Inc. (Water Utilities)	330	29,030
Ameriprise Financial, Inc. (Capital Markets)	264	38,982
AmerisourceBergen Corp. (Health Care Providers & Services)	286	26,375
AMETEK, Inc. (Electrical Equipment)	418	33,072
Amgen, Inc. (Biotechnology)	1,166	241,700
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	550	51,711
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	924	62,287
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	682	63,058
ANSYS, Inc.* (Software)	154	28,749
Anthem, Inc. (Health Care Providers & Services)	462	126,611
Aon PLC (Insurance)	440	67,663
Apache Corp. (Oil, Gas & Consumable Fuels)	682	32,511
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	286	12,621
Apple, Inc. (Technology Hardware, Storage & Peripherals)	8,294	1,872,288
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,782	68,874
Aptiv PLC (Auto Components)	484	40,607
Archer-Daniels-Midland Co. (Food Products)	1,012	50,873
Arconic, Inc. (Aerospace & Defense)	770	16,948
Arista Networks, Inc.* (Communications Equipment)	88	23,396
Arthur J. Gallagher & Co. (Insurance)	330	24,565
Assurant, Inc. (Insurance)	88	9,500
AT&T, Inc. (Diversified Telecommunication Services)	13,134	441,040
Autodesk, Inc.* (Software)	396	61,820
Automatic Data Processing, Inc. (IT Services)	792	119,323
AutoZone, Inc.* (Specialty Retail)	44	34,131
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	242	43,838
Avery Dennison Corp. (Containers & Packaging)	154	16,686
Baker Hughes, Inc. - Class A (Energy Equipment & Services)	748	25,305
Ball Corp. (Containers & Packaging)	616	27,098
Bank of America Corp. (Banks)	16,808	495,164
Baxter International, Inc. (Health Care Equipment & Supplies)	902	69,535
BB&T Corp. (Banks)	1,408	68,344
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	484	126,324
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	3,520	753,667
Best Buy Co., Inc. (Specialty Retail)	440	34,918
Biogen, Inc.* (Biotechnology)	374	132,138
BlackRock, Inc. - Class A (Capital Markets)	220	103,693
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	88	174,592
BorgWarner, Inc. (Auto Components)	374	16,000

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	286	$35,204
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,508	96,558
Brighthouse Financial, Inc.* (Insurance)	220	9,733
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,948	183,012
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	770	189,982
Broadridge Financial Solutions, Inc. (IT Services)	220	29,029
Brown-Forman Corp. - Class B (Beverages)	308	15,569
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	242	23,697
CA, Inc. (Software)	572	25,254
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	792	17,836
Cadence Design Systems, Inc.* (Software)	506	22,932
Campbell Soup Co. (Food Products)	352	12,894
Capital One Financial Corp. (Consumer Finance)	858	81,450
Cardinal Health, Inc. (Health Care Providers & Services)	550	29,700
CarMax, Inc.* (Specialty Retail)	330	24,641
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	726	46,297
Caterpillar, Inc. (Machinery)	1,078	164,385
CBOE Holdings, Inc. (Capital Markets)	198	19,000
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	572	25,225
CBS Corp. - Class B (Media)	616	35,389
Celgene Corp.* (Biotechnology)	1,276	114,189
Centene Corp.* (Health Care Providers & Services)	374	54,148
CenterPoint Energy, Inc. (Multi-Utilities)	770	21,291
CenturyLink, Inc. (Diversified Telecommunication Services)	1,716	36,379
Cerner Corp.* (Health Care Technology)	594	38,260
CF Industries Holdings, Inc. (Chemicals)	418	22,756
Charter Communications, Inc.* - Class A (Media)	330	107,540
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,476	425,045
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	44	19,999
Chubb, Ltd. (Insurance)	836	111,724
Church & Dwight Co., Inc. (Household Products)	440	26,123
Cigna Corp. (Health Care Providers & Services)	440	91,630
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	176	16,357
Cincinnati Financial Corp. (Insurance)	264	20,278
Cintas Corp. (Commercial Services & Supplies)	154	30,463
Cisco Systems, Inc. (Communications Equipment)	8,272	402,432
Citigroup, Inc. (Banks)	4,554	326,704
Citizens Financial Group, Inc. (Banks)	858	33,093
Citrix Systems, Inc.* (Software)	242	26,901
CME Group, Inc. (Capital Markets)	616	104,849
CMS Energy Corp. (Multi-Utilities)	506	24,794
Cognizant Technology Solutions Corp. (IT Services)	1,056	81,470
Colgate-Palmolive Co. (Household Products)	1,562	104,576
Comcast Corp. - Class A (Media)	8,272	292,912
Comerica, Inc. (Banks)	308	27,782
ConAgra Foods, Inc. (Food Products)	704	23,915
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	352	53,768
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,112	163,469
Consolidated Edison, Inc. (Multi-Utilities)	572	43,581
Constellation Brands, Inc. - Class A (Beverages)	308	66,411
Copart, Inc.* (Commercial Services & Supplies)	374	19,272
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,474	52,032
Costco Wholesale Corp. (Food & Staples Retailing)	792	186,025
Coty, Inc. (Personal Products)	814	10,224
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	748	83,275
CSX Corp. (Road & Rail)	1,474	109,150
Cummins, Inc. (Machinery)	264	38,562
CVS Health Corp. (Health Care Providers & Services)	1,848	145,474
D.R. Horton, Inc. (Household Durables)	616	25,982
Danaher Corp. (Health Care Equipment & Supplies)	1,122	121,917
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	220	24,462
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	220	15,759
Deere & Co. (Machinery)	572	85,989
Delta Air Lines, Inc. (Airlines)	1,144	66,157
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	396	14,945
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	924	36,905
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	374	42,068
Discover Financial Services (Consumer Finance)	616	47,093
Discovery Communications, Inc.* - Class A (Media)	286	9,152
Discovery Communications, Inc.* - Class C (Media)	660	19,523
Dish Network Corp.* - Class A (Media)	418	14,948
Dollar General Corp. (Multiline Retail)	484	52,901
Dollar Tree, Inc.* (Multiline Retail)	440	35,882
Dominion Resources, Inc. (Multi-Utilities)	1,188	83,492
Dover Corp. (Machinery)	264	23,372
DowDuPont, Inc. (Chemicals)	4,180	268,816
DTE Energy Co. (Multi-Utilities)	330	36,013
Duke Energy Corp. (Electric Utilities)	1,298	103,866
Duke Realty Corp. (Equity Real Estate Investment Trusts)	638	18,100
DXC Technology Co. (IT Services)	506	47,321
E*TRADE Financial Corp.* (Capital Markets)	462	24,204
Eastman Chemical Co. (Chemicals)	264	25,270

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Eaton Corp. PLC (Electrical Equipment)	792		$68,690
eBay, Inc.* (Internet & Direct Marketing Retail)	1,672		55,209
Ecolab, Inc. (Chemicals)	462		72,432
Edison International (Electric Utilities)	594		40,202
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	374		65,113
Electronic Arts, Inc.* (Entertainment)	550		66,270
Eli Lilly & Co. (Pharmaceuticals)	1,738		186,505
Emerson Electric Co. (Electrical Equipment)	1,144		87,608
Entergy Corp. (Electric Utilities)	330		26,773
Envision Healthcare Corp.* (Health Care Providers & Services)	220		10,061
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,056		134,714
EQT Corp. (Oil, Gas & Consumable Fuels)	484		21,407
Equifax, Inc. (Professional Services)	220		28,725
Equinix, Inc. (Equity Real Estate Investment Trusts)	154		66,665
Equity Residential (Equity Real Estate Investment Trusts)	660		43,732
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	110		27,138
Everest Re Group, Ltd. (Insurance)	66		15,079
Evergy, Inc. (Electric Utilities)	484		26,581
Eversource Energy (Electric Utilities)	572		35,144
Exelon Corp. (Electric Utilities)	1,738		75,881
Expedia, Inc. (Internet & Direct Marketing Retail)	220		28,706
Expeditors International of Washington, Inc. (Air Freight & Logistics)	308		22,647
Express Scripts Holding Co.* (Health Care Providers & Services)	1,012		96,150
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	220		19,061
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	7,656		650,913
F5 Networks, Inc.* (Communications Equipment)	110		21,936
Facebook, Inc.* - Class A (Interactive Media & Services)	4,356		716,387
Fastenal Co. (Trading Companies & Distributors)	528		30,635
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	132		16,694
FedEx Corp. (Air Freight & Logistics)	440		105,948
Fidelity National Information Services, Inc. (IT Services)	594		64,788
Fifth Third Bancorp (Banks)	1,210		33,783
First Horizon National Corp. (Banks)	—	(a)	5
FirstEnergy Corp. (Electric Utilities)	880		32,710
Fiserv, Inc.* (IT Services)	726		59,808
FleetCor Technologies, Inc.* (IT Services)	154		35,087
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	242		14,876
Flowserve Corp. (Machinery)	242		13,235
Fluor Corp. (Construction & Engineering)	264		15,338
FMC Corp. (Chemicals)	242		21,098
Foot Locker, Inc. (Specialty Retail)	220		11,216
Ford Motor Co. (Automobiles)	7,084		65,527
Fortive Corp. (Machinery)	550		46,310
Fortune Brands Home & Security, Inc. (Building Products)	264		13,823
Franklin Resources, Inc. (Capital Markets)	550		16,726
Freeport-McMoRan, Inc. (Metals & Mining)	2,618		36,443
Garmin, Ltd. (Household Durables)	220		15,411
Gartner, Inc.* (IT Services)	154		24,409
General Dynamics Corp. (Aerospace & Defense)	506		103,588
General Electric Co. (Industrial Conglomerates)	15,708		177,343
General Mills, Inc. (Food Products)	1,078		46,268
General Motors Co. (Automobiles)	2,376		80,000
Genuine Parts Co. (Distributors)	264		26,242
Gilead Sciences, Inc. (Biotechnology)	2,354		181,752
Global Payments, Inc. (IT Services)	286		36,436
H & R Block, Inc. (Diversified Consumer Services)	374		9,631
Halliburton Co. (Energy Equipment & Services)	1,584		64,200
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	660		12,164
Harley-Davidson, Inc. (Automobiles)	308		13,952
Harris Corp. (Aerospace & Defense)	220		37,226
Hartford Financial Services Group, Inc. (Insurance)	638		31,874
Hasbro, Inc. (Leisure Products)	220		23,127
HCA Holdings, Inc. (Health Care Providers & Services)	484		67,334
HCP, Inc. (Equity Real Estate Investment Trusts)	858		22,583
Helmerich & Payne, Inc. (Energy Equipment & Services)	198		13,616
Henry Schein, Inc.* (Health Care Providers & Services)	286		24,319
Hess Corp. (Oil, Gas & Consumable Fuels)	462		33,070
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,662		43,417
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	550		44,429
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	286		19,991
Hologic, Inc.* (Health Care Equipment & Supplies)	484		19,834
Honeywell International, Inc. (Industrial Conglomerates)	1,342		223,309
Hormel Foods Corp. (Food Products)	484		19,070
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,342		28,316
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,860		73,702
Humana, Inc. (Health Care Providers & Services)	242		81,922
Huntington Bancshares, Inc. (Banks)	2,002		29,870
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	88		22,535
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	154		38,448
IHS Markit, Ltd.* (Professional Services)	638		34,426
Illinois Tool Works, Inc. (Machinery)	550		77,616
Illumina, Inc.* (Life Sciences Tools & Services)	264		96,904
Incyte Corp.* (Biotechnology)	330		22,796

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ingersoll-Rand PLC (Machinery)	440	$45,012
Intel Corp. (Semiconductors & Semiconductor Equipment)	8,338	394,304
Intercontinental Exchange, Inc. (Capital Markets)	1,034	77,436
International Business Machines Corp. (IT Services)	1,650	249,497
International Flavors & Fragrances, Inc. (Chemicals)	132	18,364
International Paper Co. (Containers & Packaging)	748	36,765
Intuit, Inc. (Software)	462	105,059
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	198	113,652
Invesco, Ltd. (Capital Markets)	748	17,114
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	66	10,301
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	286	37,106
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	528	18,227
J.B. Hunt Transport Services, Inc. (Road & Rail)	154	18,317
Jacobs Engineering Group, Inc. (Construction & Engineering)	220	16,831
Jefferies Financial Group, Inc. (Diversified Financial Services)	528	11,595
Johnson & Johnson (Pharmaceuticals)	4,862	671,782
Johnson Controls International PLC (Building Products)	1,672	58,520
JPMorgan Chase & Co. (Banks)	6,072	685,164
Juniper Networks, Inc. (Communications Equipment)	616	18,462
Kansas City Southern Industries, Inc. (Road & Rail)	176	19,937
Kellogg Co. (Food Products)	462	32,349
KeyCorp (Banks)	1,892	37,632
Kimberly-Clark Corp. (Household Products)	638	72,502
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	770	12,890
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,432	60,849
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	286	29,089
Kohl’s Corp. (Multiline Retail)	308	22,961
L Brands, Inc. (Specialty Retail)	418	12,665
L3 Technologies, Inc. (Aerospace & Defense)	132	28,066
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	176	30,568
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	286	43,386
Leggett & Platt, Inc. (Household Durables)	242	10,597
Lennar Corp. - Class A (Household Durables)	528	24,652
Lincoln National Corp. (Insurance)	396	26,793
LKQ Corp.* (Distributors)	572	18,115
Lockheed Martin Corp. (Aerospace & Defense)	440	152,222
Loews Corp. (Insurance)	506	25,416
Lowe’s Cos., Inc. (Specialty Retail)	1,474	169,245
LyondellBasell Industries N.V. - Class A (Chemicals)	572	58,636
M&T Bank Corp. (Banks)	264	43,439
Macy’s, Inc. (Multiline Retail)	550	19,102
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,540	35,851
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,210	96,764
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	528	69,746
Marsh & McLennan Cos., Inc. (Insurance)	924	76,433
Martin Marietta Materials, Inc. (Construction Materials)	110	20,015
Masco Corp. (Building Products)	550	20,130
MasterCard, Inc. - Class A (IT Services)	1,650	367,307
Mattel, Inc.* (Leisure Products)	616	9,671
McCormick & Co., Inc. (Food Products)	220	28,985
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,408	235,543
McKesson Corp. (Health Care Providers & Services)	352	46,693
Medtronic PLC (Health Care Equipment & Supplies)	2,442	240,220
Merck & Co., Inc. (Pharmaceuticals)	4,818	341,789
MetLife, Inc. (Insurance)	1,804	84,283
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	44	26,795
MGM Resorts International (Hotels, Restaurants & Leisure)	924	25,789
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	264	18,100
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	418	32,984
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,090	94,531
Microsoft Corp. (Software)	13,860	1,585,167
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	198	19,836
Mohawk Industries, Inc.* (Household Durables)	110	19,289
Molson Coors Brewing Co. - Class B (Beverages)	330	20,295
Mondelez International, Inc. - Class A (Food Products)	2,662	114,359
Monster Beverage Corp.* (Beverages)	726	42,311
Moody’s Corp. (Capital Markets)	308	51,498
Morgan Stanley (Capital Markets)	2,398	111,676
Motorola Solutions, Inc. (Communications Equipment)	286	37,220
MSCI, Inc. - Class A (Capital Markets)	154	27,321
Mylan N.V.* (Pharmaceuticals)	924	33,818
National Oilwell Varco, Inc. (Energy Equipment & Services)	682	29,381
Nektar Therapeutics* (Pharmaceuticals)	308	18,776
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	462	39,681
Netflix, Inc.* (Entertainment)	792	296,311
Newell Rubbermaid, Inc. (Household Durables)	792	16,078
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	352	10,148
Newmont Mining Corp. (Metals & Mining)	968	29,234
News Corp. - Class A (Media)	704	9,286
News Corp. - Class B (Media)	220	2,992

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NextEra Energy, Inc. (Electric Utilities)	858	$143,800
Nielsen Holdings PLC (Professional Services)	638	17,647
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,310	195,702
NiSource, Inc. (Multi-Utilities)	660	16,447
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	880	27,447
Nordstrom, Inc. (Multiline Retail)	198	11,842
Norfolk Southern Corp. (Road & Rail)	506	91,333
Northern Trust Corp. (Capital Markets)	396	40,443
Northrop Grumman Corp. (Aerospace & Defense)	308	97,750
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	374	21,479
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	550	20,570
Nucor Corp. (Metals & Mining)	572	36,293
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,100	309,122
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,386	113,888
Omnicom Group, Inc. (Media)	396	26,936
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	748	50,707
Oracle Corp. (Software)	5,104	263,162
O’Reilly Automotive, Inc.* (Specialty Retail)	154	53,487
PACCAR, Inc. (Machinery)	638	43,505
Packaging Corp. of America (Containers & Packaging)	176	19,305
Parker-Hannifin Corp. (Machinery)	242	44,511
Paychex, Inc. (IT Services)	572	42,128
PayPal Holdings, Inc.* (IT Services)	2,134	187,451
Pentair PLC (Machinery)	286	12,398
People’s United Financial, Inc. (Banks)	638	10,923
PepsiCo, Inc. (Beverages)	2,552	285,314
PerkinElmer, Inc. (Life Sciences Tools & Services)	198	19,259
Perrigo Co. PLC (Pharmaceuticals)	220	15,576
Pfizer, Inc. (Pharmaceuticals)	10,604	467,317
PG&E Corp.* (Electric Utilities)	946	43,525
Philip Morris International, Inc. (Tobacco)	2,816	229,617
Phillips 66 (Oil, Gas & Consumable Fuels)	770	86,794
Pinnacle West Capital Corp. (Electric Utilities)	198	15,678
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	308	53,651
PNC Financial Services Group, Inc. (Banks)	836	113,855
PPG Industries, Inc. (Chemicals)	440	48,017
PPL Corp. (Electric Utilities)	1,276	37,336
Praxair, Inc. (Chemicals)	528	84,865
Principal Financial Group, Inc. (Insurance)	484	28,358
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,144	77,552
Prudential Financial, Inc. (Insurance)	748	75,787
Public Service Enterprise Group, Inc. (Multi-Utilities)	924	48,778
Public Storage (Equity Real Estate Investment Trusts)	264	53,230
PulteGroup, Inc. (Household Durables)	462	11,444
PVH Corp. (Textiles, Apparel & Luxury Goods)	132	19,061
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	220	16,916
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	2,552	183,821
Quanta Services, Inc.* (Construction & Engineering)	264	8,812
Quest Diagnostics, Inc. (Health Care Providers & Services)	242	26,114
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	110	15,131
Raymond James Financial, Inc. (Capital Markets)	242	22,276
Raytheon Co. (Aerospace & Defense)	506	104,570
Realty Income Corp. (Equity Real Estate Investment Trusts)	528	30,038
Red Hat, Inc.* (Software)	330	44,972
Regency Centers Corp. (Equity Real Estate Investment Trusts)	308	19,918
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	132	53,333
Regions Financial Corp. (Banks)	2,002	36,737
Republic Services, Inc. - Class A (Commercial Services & Supplies)	396	28,773
ResMed, Inc. (Health Care Equipment & Supplies)	264	30,450
Robert Half International, Inc. (Professional Services)	220	15,484
Rockwell Automation, Inc. (Electrical Equipment)	220	41,254
Rockwell Collins, Inc. (Aerospace & Defense)	308	43,265
Rollins, Inc. (Commercial Services & Supplies)	176	10,681
Roper Technologies, Inc. (Industrial Conglomerates)	176	52,133
Ross Stores, Inc. (Specialty Retail)	682	67,586
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	308	40,022
S&P Global, Inc. (Capital Markets)	462	90,270
Salesforce.com, Inc.* (Software)	1,364	216,917
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	198	31,805
SCANA Corp. (Multi-Utilities)	264	10,267
Schlumberger, Ltd. (Energy Equipment & Services)	2,508	152,786
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	462	21,876
Sealed Air Corp. (Containers & Packaging)	286	11,483
Sempra Energy (Multi-Utilities)	484	55,054
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	550	97,213
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	330	29,934
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	154	15,020
Snap-on, Inc. (Machinery)	110	20,196
Southwest Airlines Co. (Airlines)	924	57,704
Stanley Black & Decker, Inc. (Machinery)	286	41,882
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,442	138,802
State Street Corp. (Capital Markets)	682	57,138

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Stericycle, Inc.* (Commercial Services & Supplies)	154	$9,037
Stryker Corp. (Health Care Equipment & Supplies)	572	101,633
SunTrust Banks, Inc. (Banks)	836	55,836
SVB Financial Group* (Banks)	88	27,353
Symantec Corp. (Software)	1,122	23,876
Synchrony Financial (Consumer Finance)	1,232	38,291
Synopsys, Inc.* (Software)	264	26,033
Sysco Corp. (Food & Staples Retailing)	858	62,849
T. Rowe Price Group, Inc. (Capital Markets)	440	48,039
Take-Two Interactive Software, Inc.* (Entertainment)	198	27,322
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	528	26,543
Target Corp. (Multiline Retail)	946	83,447
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	638	56,099
TechnipFMC PLC (Energy Equipment & Services)	770	24,063
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,760	188,830
Textron, Inc. (Aerospace & Defense)	440	31,447
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,188	16,632
The Allstate Corp. (Insurance)	616	60,799
The Bank of New York Mellon Corp. (Capital Markets)	1,672	85,255
The Boeing Co. (Aerospace & Defense)	968	359,999
The Charles Schwab Corp. (Capital Markets)	2,178	107,049
The Clorox Co. (Household Products)	242	36,399
The Coca-Cola Co. (Beverages)	6,930	320,096
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	88	24,389
The Estee Lauder Cos., Inc. - Class A (Personal Products)	396	57,547
The Gap, Inc. (Specialty Retail)	396	11,425
The Goldman Sachs Group, Inc. (Capital Markets)	638	143,066
The Goodyear Tire & Rubber Co. (Auto Components)	418	9,777
The Hershey Co. (Food Products)	242	24,684
The Home Depot, Inc. (Specialty Retail)	2,068	428,386
The Interpublic Group of Cos., Inc. (Media)	704	16,100
The JM Smucker Co. - Class A (Food Products)	198	20,317
The Kraft Heinz Co. (Food Products)	1,122	61,833
The Kroger Co. (Food & Staples Retailing)	1,430	41,627
The Macerich Co. (Equity Real Estate Investment Trusts)	198	10,947
The Mosaic Co. (Chemicals)	638	20,722
The Nasdaq OMX Group, Inc. (Capital Markets)	198	16,988
The Procter & Gamble Co. (Household Products)	4,510	375,368
The Progressive Corp. (Insurance)	1,056	75,018
The Sherwin-Williams Co. (Chemicals)	154	70,102
The Southern Co. (Electric Utilities)	1,826	79,614
The TJX Cos., Inc. (Specialty Retail)	1,144	128,151
The Travelers Cos., Inc. (Insurance)	484	62,780
The Walt Disney Co. (Entertainment)	2,684	313,866
The Western Union Co. (IT Services)	814	15,515
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,178	59,220
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	726	177,202
Tiffany & Co. (Specialty Retail)	198	25,536
Torchmark Corp. (Insurance)	198	17,165
Total System Services, Inc. (IT Services)	308	30,412
Tractor Supply Co. (Specialty Retail)	220	19,994
TransDigm Group, Inc.* (Aerospace & Defense)	88	32,762
TripAdvisor, Inc.* (Interactive Media & Services)	176	8,988
Twenty-First Century Fox, Inc. - Class A (Entertainment)	1,914	88,676
Twenty-First Century Fox, Inc. - Class B (Entertainment)	880	40,322
Twitter, Inc.* (Interactive Media & Services)	1,298	36,941
Tyson Foods, Inc. - Class A (Food Products)	528	31,432
U.S. Bancorp (Banks)	2,772	146,389
UDR, Inc. (Equity Real Estate Investment Trusts)	484	19,568
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	110	31,033
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	330	7,003
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	352	6,850
Union Pacific Corp. (Road & Rail)	1,342	218,518
United Continental Holdings, Inc.* (Airlines)	418	37,227
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,254	146,404
United Rentals, Inc.* (Trading Companies & Distributors)	154	25,194
United Technologies Corp. (Aerospace & Defense)	1,364	190,701
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,738	462,377
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	154	19,687
Unum Group (Insurance)	396	15,472
V.F. Corp. (Textiles, Apparel & Luxury Goods)	594	55,509
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	770	87,588
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	176	19,700
Ventas, Inc. (Equity Real Estate Investment Trusts)	638	34,694
VeriSign, Inc.* (IT Services)	198	31,704
Verisk Analytics, Inc.* - Class A (Professional Services)	308	37,130
Verizon Communications, Inc. (Diversified Telecommunication Services)	7,480	399,357
Vertex Pharmaceuticals, Inc.* (Biotechnology)	462	89,046
Viacom, Inc. - Class B (Entertainment)	638	21,539
Visa, Inc. - Class A (IT Services)	3,212	482,088
Vornado Realty Trust (Equity Real Estate Investment Trusts)	308	22,484
Vulcan Materials Co. (Construction Materials)	242	26,910

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
W.W. Grainger, Inc. (Trading Companies & Distributors)	88	$31,452
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,518	110,662
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,596	243,790
Waste Management, Inc. (Commercial Services & Supplies)	704	63,614
Waters Corp.* (Life Sciences Tools & Services)	132	25,698
WEC Energy Group, Inc. (Multi-Utilities)	572	38,187
WellCare Health Plans, Inc.* (Health Care Providers & Services)	88	28,203
Wells Fargo & Co. (Banks)	7,832	411,650
Welltower, Inc. (Equity Real Estate Investment Trusts)	682	43,866
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	528	30,909
WestRock Co. (Containers & Packaging)	462	24,689
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,364	44,016
Whirlpool Corp. (Household Durables)	110	13,063
Willis Towers Watson PLC (Insurance)	242	34,107
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	176	22,363
Xcel Energy, Inc. (Electric Utilities)	924	43,622
Xerox Corp. (Technology Hardware, Storage & Peripherals)	396	10,684
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	462	37,039
Xylem, Inc. (Machinery)	330	26,357
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	572	52,001
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	374	49,170
Zions Bancorp (Banks)	352	17,653
Zoetis, Inc. (Pharmaceuticals)	880	80,573
TOTAL COMMON STOCKS (Cost $37,450,659)		44,453,382

	Principal Amount	Value
Repurchase Agreements(b)(c) (6.3%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $3,931,691	$3,931,000	$3,931,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,931,000)		3,931,000

TOTAL INVESTMENT SECURITIES (Cost $41,381,659) - 77.1%		48,384,382
Net other assets (liabilities) - 22.9%		14,334,700

NET ASSETS - 100.0%		$62,719,082

*         Non-income producing security.

(a)      Number of shares is less than 0.50.

(b)      A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2018, the aggregate amount held in a segregated account was $2,148,000.

(c)       The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	28	12/24/18	$4,086,600	$(14,881)

Total Return Swap Agreements - Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	10/29/18	2.75%	$26,661,129	$(2,711)
SDPR S&P 500 ETF	Goldman Sachs International	10/29/18	2.65%	18,149,029	(1,699)
				$44,810,158	$(4,410)

S&P 500	UBS AG	10/29/18	2.70%	$28,826,351	$(2,904)
SDPR S&P 500 ETF	UBS AG	10/29/18	2.30%	2,004,178	83
				$30,830,529	$(2,821)
				$75,640,687	$(7,231)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraBull invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$1,221,079	1.9%
Air Freight & Logistics	298,696	0.5%
Airlines	207,152	0.3%
Auto Components	66,384	0.1%
Automobiles	159,479	0.3%
Banks	2,601,376	4.2%
Beverages	749,996	1.3%
Biotechnology	1,148,017	1.8%
Building Products	122,503	0.2%
Capital Markets	1,215,054	1.9%
Chemicals	796,986	1.2%
Commercial Services & Supplies	161,840	0.3%
Communications Equipment	503,446	0.8%
Construction & Engineering	40,981	0.1%
Construction Materials	46,925	0.1%
Consumer Finance	302,715	0.5%
Containers & Packaging	136,026	0.2%
Distributors	44,357	0.1%
Diversified Consumer Services	9,631	NM
Diversified Financial Services	765,262	1.2%
Diversified Telecommunication Services	876,776	1.4%
Electric Utilities	786,460	1.3%
Electrical Equipment	230,624	0.4%
Electronic Equipment, Instruments & Components	185,019	0.3%
Energy Equipment & Services	309,351	0.5%
Entertainment	969,607	1.5%
Equity Real Estate Investment Trusts	1,150,582	1.9%
Food & Staples Retailing	644,953	1.0%
Food Products	466,979	0.7%
Health Care Equipment & Supplies	1,455,511	2.3%
Health Care Providers & Services	1,503,618	2.4%
Health Care Technology	38,260	0.1%
Hotels, Restaurants & Leisure	740,932	1.2%
Household Durables	136,516	0.2%
Household Products	614,968	1.0%
Independent Power and Renewable Electricity Producers	37,202	0.1%
Industrial Conglomerates	675,295	1.1%
Insurance	1,023,569	1.6%
Interactive Media & Services	2,082,619	3.3%
Internet & Direct Marketing Retail	1,756,750	2.7%
IT Services	2,145,538	3.4%
Leisure Products	32,798	0.1%
Life Sciences Tools & Services	423,313	0.7%
Machinery	683,330	1.1%
Media	534,778	0.9%
Metals & Mining	101,970	0.2%
Multiline Retail	226,135	0.4%
Multi-Utilities	405,721	0.6%
Oil, Gas & Consumable Fuels	2,351,180	3.7%
Personal Products	67,771	0.1%
Pharmaceuticals	2,108,103	3.3%
Professional Services	133,412	0.2%
Real Estate Management & Development	25,225	NM
Road & Rail	457,255	0.7%
Semiconductors & Semiconductor Equipment	1,730,120	2.8%
Software	2,668,398	4.3%
Specialty Retail	1,074,634	1.6%
Technology Hardware, Storage & Peripherals	2,092,557	3.3%
Textiles, Apparel & Luxury Goods	356,063	0.6%
Tobacco	435,274	0.7%
Trading Companies & Distributors	87,281	0.1%
Water Utilities	29,030	NM
Other**	18,265,700	29.2%
Total	$62,719,082	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP UltraMid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (60.1%)
Aaron’s, Inc. (Specialty Retail)	880	$47,925
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,120	39,424
ACI Worldwide, Inc.* (Software)	1,440	40,522
Acuity Brands, Inc. (Electrical Equipment)	480	75,456
Acxiom Corp.* (IT Services)	960	47,434
Adient PLC (Auto Components)	1,120	44,027
Adtalem Global Education, Inc.* (Diversified Consumer Services)	720	34,704
AECOM Technology Corp.* (Construction & Engineering)	2,000	65,320
AGCO Corp. (Machinery)	880	53,495
Akorn, Inc.* (Pharmaceuticals)	1,200	15,576
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	880	19,967
Alleghany Corp. (Insurance)	160	104,405
Allegheny Technologies, Inc.* (Metals & Mining)	1,600	47,280
ALLETE, Inc. (Electric Utilities)	640	48,006
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,240	31,920
AMC Networks, Inc.* - Class A (Media)	560	37,150
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,760	72,442
American Eagle Outfitters, Inc. (Specialty Retail)	2,160	53,633
American Financial Group, Inc. (Insurance)	880	97,654
Apergy Corp.* (Energy Equipment & Services)	960	41,818
AptarGroup, Inc. (Containers & Packaging)	800	86,192
Aqua America, Inc. (Water Utilities)	2,240	82,656
ARRIS International PLC* (Communications Equipment)	2,160	56,138
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,120	82,566
Ashland Global Holdings, Inc. (Chemicals)	800	67,088
Aspen Insurance Holdings, Ltd. (Insurance)	720	30,096
Associated Banc-Corp. (Banks)	2,160	56,160
Atmos Energy Corp. (Gas Utilities)	1,440	135,231
AutoNation, Inc.* (Specialty Retail)	720	29,916
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	560	38,360
Avis Budget Group, Inc.* (Road & Rail)	880	28,283
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,440	64,469
BancorpSouth Bank (Banks)	1,120	36,624
Bank of Hawaii Corp. (Banks)	560	44,190
Bank OZK (Banks)	1,520	57,699
Bed Bath & Beyond, Inc. (Specialty Retail)	1,760	26,400
Belden, Inc. (Electronic Equipment, Instruments & Components)	480	34,277
Bemis Co., Inc. (Containers & Packaging)	1,120	54,432
Big Lots, Inc. (Multiline Retail)	480	20,059
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	240	75,118
Bio-Techne Corp. (Life Sciences Tools & Services)	480	97,972
Black Hills Corp. (Multi-Utilities)	640	37,178
Blackbaud, Inc. (Software)	640	64,947
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,040	35,204
Brinker International, Inc. (Hotels, Restaurants & Leisure)	480	22,430
Brown & Brown, Inc. (Insurance)	2,960	87,527
Brunswick Corp. (Leisure Products)	1,120	75,062
Cable One, Inc. (Media)	80	70,689
Cabot Corp. (Chemicals)	800	50,176
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	2,880	34,531
Camden Property Trust (Equity Real Estate Investment Trusts)	1,200	112,285
Cantel Medical Corp. (Health Care Equipment & Supplies)	480	44,189
Carlisle Cos., Inc. (Industrial Conglomerates)	720	87,696
Carpenter Technology Corp. (Metals & Mining)	560	33,012
Cars.com, Inc.* (Interactive Media & Services)	800	22,088
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	560	55,216
Casey’s General Stores, Inc. (Food & Staples Retailing)	480	61,973
Catalent, Inc.* (Pharmaceuticals)	1,840	83,812
Cathay General Bancorp, Inc. (Banks)	960	39,782
CDK Global, Inc. (Software)	1,680	105,101
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	640	86,106
Chemed Corp. (Health Care Providers & Services)	240	76,699
Chemical Financial Corp. (Banks)	880	46,992
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	11,600	52,084
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	160	44,432
Ciena Corp.* (Communications Equipment)	1,840	57,482
Cinemark Holdings, Inc. (Entertainment)	1,360	54,672
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	800	30,880
Clean Harbors, Inc.* (Commercial Services & Supplies)	640	45,811
CNO Financial Group, Inc. (Insurance)	2,080	44,138
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	2,720	38,923
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,160	120,571
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	320	55,101
Commerce Bancshares, Inc. (Banks)	1,200	79,224
Commercial Metals Co. (Metals & Mining)	1,520	31,190
CommVault Systems, Inc.* (Software)	480	33,600
Compass Minerals International, Inc. (Metals & Mining)	400	26,880
Convergys Corp. (IT Services)	1,120	26,589
Core Laboratories N.V. (Energy Equipment & Services)	560	64,864

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,520	$36,982
CoreLogic, Inc.* (IT Services)	1,040	51,386
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	480	53,347
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,280	38,182
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	5,360	47,650
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	320	47,082
Crane Co. (Machinery)	640	62,944
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,280	48,474
Cullen/Frost Bankers, Inc. (Banks)	800	83,551
Curtiss-Wright Corp. (Aerospace & Defense)	560	76,955
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	4,560	66,074
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,280	81,152
Dana Holding Corp. (Auto Components)	1,840	34,353
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	400	47,432
Delphi Technologies PLC (Auto Components)	1,120	35,123
Deluxe Corp. (Commercial Services & Supplies)	640	36,442
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	800	16,000
Dick’s Sporting Goods, Inc. (Specialty Retail)	960	34,061
Dillard’s, Inc. - Class A (Multiline Retail)	240	18,322
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	560	165,088
Domtar Corp. (Paper & Forest Products)	800	41,736
Donaldson Co., Inc. (Machinery)	1,600	93,216
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	2,080	78,458
Dril-Quip, Inc.* (Energy Equipment & Services)	480	25,080
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,040	76,669
Dycom Industries, Inc.* (Construction & Engineering)	400	33,840
Eagle Materials, Inc. (Construction Materials)	640	54,554
East West Bancorp, Inc. (Banks)	1,840	111,080
Eaton Vance Corp. (Capital Markets)	1,520	79,891
Edgewell Personal Care Co.* (Personal Products)	720	33,286
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	800	38,880
EMCOR Group, Inc. (Construction & Engineering)	720	54,079
Encompass Health Corp. (Health Care Providers & Services)	1,280	99,776
Energen Corp.* (Oil, Gas & Consumable Fuels)	1,040	89,617
Energizer Holdings, Inc. (Household Products)	720	42,228
EnerSys (Electrical Equipment)	560	48,793
Ensco PLCADR - Class A (Energy Equipment & Services)	5,520	46,589
EPR Properties (Equity Real Estate Investment Trusts)	960	65,674
Esterline Technologies Corp.* (Aerospace & Defense)	320	29,104
Evercore Partners, Inc. - Class A (Capital Markets)	480	48,264
Exelixis, Inc.* (Biotechnology)	3,760	66,627
F.N.B. Corp. (Banks)	4,080	51,898
FactSet Research Systems, Inc. (Capital Markets)	480	107,380
Fair Isaac Corp.* (Software)	400	91,420
Federated Investors, Inc. - Class B (Capital Markets)	1,200	28,944
First American Financial Corp. (Insurance)	1,440	74,290
First Horizon National Corp. (Banks)	4,080	70,421
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,600	50,240
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	960	46,483
Five Below, Inc.* (Specialty Retail)	720	93,642
Flowers Foods, Inc. (Food Products)	2,320	43,291
Fortinet, Inc.* (Software)	1,840	169,777
Fulton Financial Corp. (Banks)	2,240	37,296
GATX Corp. (Trading Companies & Distributors)	480	41,563
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	720	65,513
Gentex Corp. (Auto Components)	3,440	73,823
Genworth Financial, Inc.* - Class A (Insurance)	6,320	26,354
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	960	54,490
Graco, Inc. (Machinery)	2,080	96,387
Graham Holdings Co. - Class B (Diversified Consumer Services)	80	46,344
Granite Construction, Inc. (Construction & Engineering)	560	25,592
Greif, Inc. - Class A (Containers & Packaging)	320	17,171
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	2,000	20,820
Haemonetics Corp.* (Health Care Equipment & Supplies)	640	73,331
Hancock Holding Co. (Banks)	1,120	53,256
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,360	48,402
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,600	46,816
Healthcare Services Group, Inc. (Commercial Services & Supplies)	960	38,995
HealthEquity, Inc.* (Health Care Providers & Services)	720	67,975
Helen of Troy, Ltd.* (Household Durables)	320	41,888
Herman Miller, Inc. (Commercial Services & Supplies)	720	27,648
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,280	60,493
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	880	83,072
HNI Corp. (Commercial Services & Supplies)	560	24,774
Home BancShares, Inc. (Banks)	2,000	43,800

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	2,080	$59,987
Hubbell, Inc. (Electrical Equipment)	720	96,170
ICU Medical, Inc.* (Health Care Equipment & Supplies)	240	67,860
IDACORP, Inc. (Electric Utilities)	640	63,507
IDEX Corp. (Machinery)	960	144,634
Ingredion, Inc. (Food Products)	880	92,365
Inogen, Inc.* (Health Care Equipment & Supplies)	240	58,589
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	880	57,966
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,600	75,216
Interactive Brokers Group, Inc. - Class A (Capital Markets)	960	53,098
InterDigital, Inc. (Communications Equipment)	480	38,400
International Bancshares Corp. (Banks)	720	32,400
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	320	14,016
ITT, Inc. (Machinery)	1,120	68,611
j2 Global, Inc. (Software)	560	46,396
Jabil, Inc. (Electronic Equipment, Instruments & Components)	1,920	51,994
Jack Henry & Associates, Inc. (IT Services)	960	153,676
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	320	26,826
Janus Henderson Group PLC (Capital Markets)	2,160	58,234
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,360	50,089
JetBlue Airways Corp.* (Airlines)	4,000	77,440
John Wiley & Sons, Inc. - Class A (Media)	560	33,936
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	560	80,819
KB Home (Household Durables)	1,120	26,779
KBR, Inc. (Construction & Engineering)	1,760	37,189
Kemper Corp. (Insurance)	800	64,360
Kennametal, Inc. (Machinery)	1,040	45,302
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,400	159,071
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,280	91,763
Kirby Corp.* (Marine)	720	59,220
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,600	55,168
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	1,040	80,912
Lamb Weston Holding, Inc. (Food Products)	1,840	122,545
Lancaster Colony Corp. (Food Products)	240	35,810
Landstar System, Inc. (Road & Rail)	560	68,320
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,360	47,042
Legg Mason, Inc. (Capital Markets)	1,120	34,978
Leidos Holdings, Inc. (IT Services)	1,920	132,787
LendingTree, Inc.* (Thrifts & Mortgage Finance)	80	18,408
Lennox International, Inc. (Building Products)	480	104,832
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,840	77,740
Life Storage, Inc. (Equity Real Estate Investment Trusts)	560	53,290
LifePoint Health, Inc.* (Health Care Providers & Services)	480	30,912
Lincoln Electric Holdings, Inc. (Machinery)	800	74,752
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	320	63,325
LivaNova PLC* (Health Care Equipment & Supplies)	640	79,341
Live Nation Entertainment, Inc.* (Entertainment)	1,760	95,867
LogMeIn, Inc. (Software)	640	57,024
Louisiana-Pacific Corp. (Paper & Forest Products)	1,840	48,742
Lumentum Holdings, Inc.* (Communications Equipment)	800	47,960
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,120	23,811
Mallinckrodt PLC* (Pharmaceuticals)	1,040	30,482
Manhattan Associates, Inc.* (Software)	800	43,680
ManpowerGroup, Inc. (Professional Services)	800	68,768
MarketAxess Holdings, Inc. (Capital Markets)	480	85,675
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	480	53,640
Masimo Corp.* (Health Care Equipment & Supplies)	640	79,706
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,280	42,304
MAXIMUS, Inc. (IT Services)	800	52,048
MB Financial, Inc. (Banks)	1,040	47,954
McDermott International, Inc.* (Energy Equipment & Services)	2,320	42,758
MDU Resources Group, Inc. (Multi-Utilities)	2,480	63,711
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	4,640	69,182
Medidata Solutions, Inc.* (Health Care Technology)	720	52,783
MEDNAX, Inc.* (Health Care Providers & Services)	1,200	55,992
Mercury General Corp. (Insurance)	320	16,051
Meredith Corp. (Media)	480	24,504
Minerals Technologies, Inc. (Chemicals)	480	32,448
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	720	57,708
Molina Healthcare, Inc.* (Health Care Providers & Services)	800	118,961
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	480	60,254
MSA Safety, Inc. (Commercial Services & Supplies)	480	51,092
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	560	49,342
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,080	69,347
Murphy USA, Inc.* (Specialty Retail)	400	34,184
Nabors Industries, Ltd. (Energy Equipment & Services)	4,160	25,626
National Fuel Gas Co. (Gas Utilities)	1,120	62,787

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,440	$69,595
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	2,000	89,640
Navient Corp. (Consumer Finance)	2,960	39,901
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,520	43,183
NetScout Systems, Inc.* (Communications Equipment)	880	22,220
New Jersey Resources Corp. (Gas Utilities)	1,120	51,632
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	6,240	64,709
NewMarket Corp. (Chemicals)	80	32,441
Nordson Corp. (Machinery)	640	88,896
NorthWestern Corp. (Multi-Utilities)	640	37,542
NOW, Inc.* (Trading Companies & Distributors)	1,360	22,508
Nu Skin Enterprises, Inc. - Class A (Personal Products)	720	59,342
NuVasive, Inc.* (Health Care Equipment & Supplies)	640	45,427
nVent Electric PLC (Electrical Equipment)	2,080	56,493
NVR, Inc.* (Household Durables)	80	197,665
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	3,360	47,645
Oceaneering International, Inc.* (Energy Equipment & Services)	1,280	35,328
OGE Energy Corp. (Electric Utilities)	2,560	92,980
Old Dominion Freight Line, Inc. (Road & Rail)	800	129,007
Old Republic International Corp. (Insurance)	3,600	80,568
Olin Corp. (Chemicals)	2,080	53,414
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	640	61,504
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	2,560	83,891
ONE Gas, Inc. (Gas Utilities)	640	52,659
Oshkosh Corp. (Machinery)	960	68,390
Owens-Illinois, Inc.* (Containers & Packaging)	2,000	37,580
PacWest Bancorp (Banks)	1,520	72,428
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	320	16,410
Patterson Cos., Inc. (Health Care Providers & Services)	1,040	25,428
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,800	47,908
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,520	75,863
Perspecta, Inc. (IT Services)	1,840	47,325
Pinnacle Financial Partners, Inc. (Banks)	960	57,744
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,400	16,992
Plantronics, Inc. (Communications Equipment)	400	24,120
PNM Resources, Inc. (Electric Utilities)	1,040	41,028
Polaris Industries, Inc. (Leisure Products)	720	72,684
PolyOne Corp. (Chemicals)	1,040	45,469
Pool Corp. (Distributors)	480	80,102
Post Holdings, Inc.* (Food Products)	880	86,275
Potlatch Corp. (Equity Real Estate Investment Trusts)	800	32,760
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	720	79,337
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	640	24,250
Primerica, Inc. (Insurance)	560	67,508
Prosperity Bancshares, Inc. (Banks)	880	61,028
PTC, Inc.* (Software)	1,360	144,418
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,040	34,413
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,640	44,854
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,680	56,801
Realogy Holdings Corp. (Real Estate Management & Development)	1,600	33,024
Regal Beloit Corp. (Electrical Equipment)	560	46,172
Reinsurance Group of America, Inc. (Insurance)	800	115,648
Reliance Steel & Aluminum Co. (Metals & Mining)	880	75,055
RenaissanceRe Holdings, Ltd. (Insurance)	480	64,118
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	1,600	30,128
Royal Gold, Inc. (Metals & Mining)	800	61,648
RPM International, Inc. (Chemicals)	1,680	109,098
Ryder System, Inc. (Road & Rail)	640	46,765
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,240	51,789
Sabre Corp. (IT Services)	3,200	83,456
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,520	27,953
Sanderson Farms, Inc. (Food Products)	240	24,809
Science Applications International Corp. (IT Services)	560	45,136
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	720	18,288
SEI Investments Co. (Capital Markets)	1,680	102,648
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	3,040	53,382
Sensient Technologies Corp. (Chemicals)	560	42,846
Service Corp. International (Diversified Consumer Services)	2,320	102,544
Signature Bank (Banks)	720	82,685
Signet Jewelers, Ltd. (Specialty Retail)	640	42,195
Silgan Holdings, Inc. (Containers & Packaging)	960	26,688
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	560	51,408
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	880	61,442
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,680	46,922
SLM Corp.* (Consumer Finance)	5,520	61,548
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,280	40,358
Sonoco Products Co. (Containers & Packaging)	1,280	71,040
Sotheby’s* - Class A (Diversified Consumer Services)	480	23,611
Southwest Gas Corp. (Gas Utilities)	640	50,579
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	7,440	38,018

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,600	$43,856
Steel Dynamics, Inc. (Metals & Mining)	2,960	133,763
STERIS PLC (Health Care Equipment & Supplies)	1,040	118,976
Sterling Bancorp (Banks)	2,880	63,360
Stifel Financial Corp. (Capital Markets)	880	45,109
Superior Energy Services, Inc.* (Energy Equipment & Services)	1,920	18,701
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	480	21,898
Syneos Health, Inc.* (Life Sciences Tools & Services)	800	41,240
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	400	33,880
Synovus Financial Corp. (Banks)	1,520	69,601
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,200	27,456
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	800	47,864
TCF Financial Corp. (Banks)	2,160	51,430
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	480	34,354
TEGNA, Inc. (Media)	2,720	32,531
Teledyne Technologies, Inc.* (Aerospace & Defense)	480	118,407
Teleflex, Inc. (Health Care Equipment & Supplies)	560	149,009
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,200	36,516
Tempur Sealy International, Inc.* (Household Durables)	560	29,624
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,040	29,598
Teradata Corp.* (IT Services)	1,520	57,319
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	2,400	88,752
Terex Corp. (Machinery)	800	31,928
Texas Capital Bancshares, Inc.* (Banks)	640	52,896
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	880	60,975
The Boston Beer Co., Inc.* - Class A (Beverages)	80	23,000
The Brink’s Co. (Commercial Services & Supplies)	640	44,640
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	560	29,982
The Chemours Co. (Chemicals)	2,240	88,346
The Dun & Bradstreet Corp. (Professional Services)	480	68,405
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,520	38,243
The Hain Celestial Group, Inc.* (Food Products)	1,120	30,374
The Hanover Insurance Group, Inc. (Insurance)	560	69,087
The Michaels Cos., Inc.* (Specialty Retail)	1,200	19,476
The New York Times Co. - Class A (Media)	1,760	40,744
The Scotts Miracle-Gro Co. - Class A (Chemicals)	480	37,790
The Timken Co. (Machinery)	880	43,868
The Toro Co. (Machinery)	1,360	81,559
The Ultimate Software Group, Inc.* (Software)	400	128,876
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,400	41,136
Thor Industries, Inc. (Automobiles)	640	53,568
Toll Brothers, Inc. (Household Durables)	1,680	55,490
Tootsie Roll Industries, Inc. (Food Products)	240	7,020
Transocean, Ltd.* (Energy Equipment & Services)	5,440	75,887
TreeHouse Foods, Inc.* (Food Products)	720	34,452
TRI Pointe Group, Inc.* (Household Durables)	1,920	23,808
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	3,200	139,072
Trinity Industries, Inc. (Machinery)	1,840	67,418
Trustmark Corp. (Banks)	880	29,612
Tupperware Brands Corp. (Household Durables)	640	21,408
Tyler Technologies, Inc.* (Software)	480	117,629
UGI Corp. (Gas Utilities)	2,240	124,275
UMB Financial Corp. (Banks)	560	39,704
Umpqua Holdings Corp. (Banks)	2,800	58,240
United Bankshares, Inc. (Banks)	1,280	46,528
United Natural Foods, Inc.* (Food & Staples Retailing)	640	19,168
United States Steel Corp. (Metals & Mining)	2,240	68,275
United Therapeutics Corp.* (Biotechnology)	560	71,613
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	2,240	45,136
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,440	31,795
Urban Outfitters, Inc.* (Specialty Retail)	960	39,264
Valley National Bancorp (Banks)	4,240	47,700
Valmont Industries, Inc. (Construction & Engineering)	320	44,320
Valvoline, Inc. (Chemicals)	2,400	51,624
Vectren Corp. (Multi-Utilities)	1,040	74,350
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,360	48,974
ViaSat, Inc.* (Communications Equipment)	720	46,044
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,680	34,188
Visteon Corp.* (Auto Components)	400	37,160
W.R. Berkley Corp. (Insurance)	1,200	95,916
Wabtec Corp. (Machinery)	1,120	117,466
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,040	33,280
Watsco, Inc. (Trading Companies & Distributors)	400	71,240
Webster Financial Corp. (Banks)	1,200	70,752
Weight Watchers International, Inc.* (Diversified Consumer Services)	480	34,555
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,520	45,235
Werner Enterprises, Inc. (Road & Rail)	560	19,796
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	960	118,531
WEX, Inc.* (IT Services)	560	112,426
Williams-Sonoma, Inc. (Specialty Retail)	1,040	68,349
Wintrust Financial Corp. (Banks)	720	61,157
Woodward, Inc. (Machinery)	720	58,219

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	880	$24,358
World Wrestling Entertainment, Inc. - Class A (Entertainment)	560	54,169
Worthington Industries, Inc. (Metals & Mining)	480	20,813
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,040	101,406
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	1,280	55,501
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	1,280	71,130
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	720	127,318
TOTAL COMMON STOCKS (Cost $16,498,981)		23,163,530

	Principal Amount	Value
Repurchase Agreements(a)(b) (20.9%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $8,064,417	$8,063,000	$8,063,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,063,000)		8,063,000

TOTAL INVESTMENT SECURITIES (Cost $24,561,981) - 81.0%		31,226,530
Net other assets (liabilities) - 19.0%		7,338,153

NET ASSETS - 100.0%		$38,564,683

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2018, the aggregate amount held in a segregated account was $3,699,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	20	12/24/18	$4,050,600	$(35,152)

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements - Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	10/29/18	2.65%	$13,012,731	$44,723
SPDR S&P MidCap 400 ETF	Goldman Sachs International	10/29/18	2.40%	11,410,302	14,707
				$24,423,033	$59,430

S&P MidCap 400	UBS AG	10/29/18	2.65%	$20,235,318	$30,434
SPDR S&P MidCap 400 ETF	UBS AG	10/29/18	2.50%	4,953,102	17,444
				$25,188,420	$47,878
				$49,611,453	$107,308

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraMid-Cap invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$224,466	0.6%
Airlines	77,440	0.2%
Auto Components	224,486	0.6%
Automobiles	53,568	0.1%
Banks	1,757,192	4.5%
Beverages	23,000	0.1%
Biotechnology	138,240	0.4%
Building Products	104,832	0.3%
Capital Markets	644,221	1.7%
Chemicals	610,740	1.6%
Commercial Services & Supplies	286,394	0.7%
Communications Equipment	292,364	0.8%
Construction & Engineering	260,340	0.7%
Construction Materials	54,554	0.1%
Consumer Finance	101,449	0.3%
Containers & Packaging	293,103	0.8%
Distributors	80,102	0.2%
Diversified Consumer Services	241,758	0.6%
Electric Utilities	293,923	0.8%
Electrical Equipment	323,084	0.8%
Electronic Equipment, Instruments & Components	1,069,781	2.8%
Energy Equipment & Services	470,687	1.2%
Entertainment	204,708	0.5%
Equity Real Estate Investment Trusts	1,921,496	5.0%
Food & Staples Retailing	124,997	0.3%
Food Products	476,941	1.3%
Gas Utilities	477,163	1.2%
Health Care Equipment & Supplies	1,068,847	2.7%
Health Care Providers & Services	544,765	1.4%
Health Care Technology	84,703	0.2%
Hotels, Restaurants & Leisure	879,131	2.3%
Household Durables	396,662	1.0%
Household Products	42,228	0.1%
Industrial Conglomerates	87,696	0.2%
Insurance	1,037,720	2.7%
Interactive Media & Services	22,088	0.1%
IT Services	809,582	2.1%
Leisure Products	147,746	0.4%
Life Sciences Tools & Services	379,773	1.0%
Machinery	1,197,085	3.0%
Marine	59,220	0.2%
Media	239,554	0.6%
Metals & Mining	497,916	1.3%
Multiline Retail	99,885	0.3%
Multi-Utilities	212,781	0.6%
Oil, Gas & Consumable Fuels	754,541	2.0%
Paper & Forest Products	90,478	0.2%
Personal Products	92,628	0.2%
Pharmaceuticals	154,120	0.4%
Professional Services	137,173	0.4%
Real Estate Management & Development	113,843	0.3%
Road & Rail	412,852	1.1%
Semiconductors & Semiconductor Equipment	596,121	1.5%
Software	1,043,390	2.7%
Specialty Retail	516,998	1.3%
Technology Hardware, Storage & Peripherals	43,183	0.1%
Textiles, Apparel & Luxury Goods	149,570	0.4%
Thrifts & Mortgage Finance	116,397	0.3%
Trading Companies & Distributors	184,653	0.5%
Water Utilities	82,656	0.2%
Wireless Telecommunication Services	36,516	0.1%
Other**	15,401,153	39.9%
Total	$38,564,683	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP UltraNasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (64.4%)
Activision Blizzard, Inc. (Entertainment)	7,791	$648,133
Adobe Systems, Inc.* (Software)	4,998	1,349,210
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,303	320,140
Align Technology, Inc.* (Health Care Equipment & Supplies)	833	325,886
Alphabet, Inc.* - Class A (Interactive Media & Services)	3,038	3,667,109
Alphabet, Inc.* - Class C (Interactive Media & Services)	3,577	4,269,042
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	4,998	10,010,994
American Airlines Group, Inc. (Airlines)	4,704	194,416
Amgen, Inc. (Biotechnology)	6,615	1,371,224
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,822	353,382
Apple, Inc. (Technology Hardware, Storage & Peripherals)	49,441	11,160,811
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	10,045	388,239
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	735	138,195
Autodesk, Inc.* (Software)	2,254	351,872
Automatic Data Processing, Inc. (IT Services)	4,508	679,175
Baidu, Inc.*ADR (Interactive Media & Services)	2,891	661,114
Biogen, Inc.* (Biotechnology)	2,058	727,112
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,813	175,807
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	490	972,160
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	4,410	1,088,079
CA, Inc. (Software)	4,263	188,211
Cadence Design Systems, Inc.* (Software)	2,891	131,020
Celgene Corp.* (Biotechnology)	7,203	644,596
Cerner Corp.* (Health Care Technology)	3,381	217,770
Charter Communications, Inc.* - Class A (Media)	2,352	766,470
Check Point Software Technologies, Ltd.* (Software)	1,617	190,272
Cintas Corp. (Commercial Services & Supplies)	1,078	213,239
Cisco Systems, Inc. (Communications Equipment)	48,118	2,340,941
Citrix Systems, Inc.* (Software)	1,372	152,512
Cognizant Technology Solutions Corp. (IT Services)	5,929	457,422
Comcast Corp. - Class A (Media)	46,795	1,657,010
Costco Wholesale Corp. (Food & Staples Retailing)	4,508	1,058,839
CSX Corp. (Road & Rail)	8,771	649,493
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	4,753	176,669
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	2,254	85,066
Dollar Tree, Inc.* (Multiline Retail)	2,450	199,798
eBay, Inc.* (Internet & Direct Marketing Retail)	10,143	334,922
Electronic Arts, Inc.* (Entertainment)	3,136	377,857
Expedia, Inc. (Internet & Direct Marketing Retail)	1,421	185,412
Express Scripts Holding Co.* (Health Care Providers & Services)	5,733	544,692
Facebook, Inc.* - Class A (Interactive Media & Services)	24,696	4,061,504
Fastenal Co. (Trading Companies & Distributors)	2,940	170,579
Fiserv, Inc.* (IT Services)	4,165	343,113
Gilead Sciences, Inc. (Biotechnology)	13,279	1,025,273
Hasbro, Inc. (Leisure Products)	1,323	139,074
Henry Schein, Inc.* (Health Care Providers & Services)	1,568	133,327
Hologic, Inc.* (Health Care Equipment & Supplies)	2,793	114,457
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	882	220,200
Illumina, Inc.* (Life Sciences Tools & Services)	1,519	557,564
Incyte Corp.* (Biotechnology)	2,156	148,936
Intel Corp. (Semiconductors & Semiconductor Equipment)	47,187	2,231,474
Intuit, Inc. (Software)	2,646	601,700
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,176	675,024
J.B. Hunt Transport Services, Inc. (Road & Rail)	1,127	134,045
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	9,457	246,733
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,617	164,465
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,617	245,299
Liberty Global PLC* - Class A (Media)	2,107	60,956
Liberty Global PLC* - Class C (Media)	5,635	158,682
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	3,528	465,802
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,842	160,260
Mercadolibre, Inc. (Internet & Direct Marketing Retail)	441	150,147
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,401	189,463
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	11,858	536,337
Microsoft Corp. (Software)	78,498	8,977,816
Mondelez International, Inc. - Class A (Food Products)	14,994	644,142
Monster Beverage Corp.* (Beverages)	5,635	328,408
Mylan N.V.* (Pharmaceuticals)	5,292	193,687
Netease.com, Inc.ADR (Entertainment)	784	178,948
Netflix, Inc.* (Entertainment)	4,459	1,668,246
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	6,223	1,748,788

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
O’Reilly Automotive, Inc.* (Specialty Retail)	833	$289,318
PACCAR, Inc. (Machinery)	3,577	243,916
Paychex, Inc. (IT Services)	3,675	270,664
PayPal Holdings, Inc.* (IT Services)	12,103	1,063,128
PepsiCo, Inc. (Beverages)	14,455	1,616,068
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	15,043	1,083,547
Qurate Retail, Inc.* - Class A (Internet & Direct Marketing Retail)	4,410	97,946
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,078	435,555
Ross Stores, Inc. (Specialty Retail)	3,871	383,615
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	2,940	139,209
Shire Pharmaceuticals Group PLCADR (Biotechnology)	686	124,351
Sirius XM Holdings, Inc. (Media)	45,962	290,480
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,813	164,457
Starbucks Corp. (Hotels, Restaurants & Leisure)	13,818	785,415
Symantec Corp. (Software)	6,370	135,554
Synopsys, Inc.* (Software)	1,519	149,789
Take-Two Interactive Software, Inc.* (Entertainment)	1,176	162,276
Tesla Motors, Inc.* (Automobiles)	1,764	467,054
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	9,947	1,067,214
The Kraft Heinz Co. (Food Products)	12,495	688,600
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	8,673	608,671
Twenty-First Century Fox, Inc. - Class A (Entertainment)	10,780	499,437
Twenty-First Century Fox, Inc. - Class B (Entertainment)	8,183	374,945
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	588	165,887
Verisk Analytics, Inc.* - Class A (Professional Services)	1,666	200,836
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,597	500,546
Vodafone Group PLCADR (Wireless Telecommunication Services)	4,851	105,267
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	10,143	739,425
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	2,989	174,976
Workday, Inc.* - Class A (Software)	1,470	214,591
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	1,127	143,197
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	2,597	208,201
TOTAL COMMON STOCKS (Cost $37,500,340)		89,692,895

	Principal Amount	Value
Repurchase Agreements(a)(b) (14.7%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $20,493,602	$20,490,000	$20,490,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,490,000)		20,490,000

TOTAL INVESTMENT SECURITIES (Cost $57,990,340) - 79.1%		110,182,895
Net other assets (liabilities) - 20.9%		29,080,423

NET ASSETS - 100.0%		$139,263,318

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2018, the aggregate amount held in a segregated account was $10,114,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt
NYS	New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	179	12/24/18	$27,411,165	$510,240

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements - Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	10/29/18	2.75%	$37,677,526	$(12,359)
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	10/29/18	2.50%	18,749,011	(5,278)
				$56,426,537	$(17,637)

Nasdaq-100 Index	UBS AG	10/29/18	2.70%	63,288,483	(15,378)
PowerShares QQQ Trust, Series 1 ETF	UBS AG	10/29/18	2.70%	40,970,442	(7,252)
				$104,258,925	$(22,630)
				$160,685,462	$(40,267)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraNasdaq-100 invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Airlines	$194,416	0.1%
Automobiles	467,054	0.3%
Beverages	1,944,476	1.3%
Biotechnology	5,473,540	3.9%
Commercial Services & Supplies	213,239	0.2%
Communications Equipment	2,340,941	1.7%
Entertainment	3,909,842	2.8%
Food & Staples Retailing	1,798,264	1.3%
Food Products	1,332,742	1.0%
Health Care Equipment & Supplies	1,420,633	1.0%
Health Care Providers & Services	678,019	0.5%
Health Care Technology	217,770	0.2%
Hotels, Restaurants & Leisure	1,394,414	1.0%
Interactive Media & Services	12,658,769	9.1%
Internet & Direct Marketing Retail	12,174,983	8.8%
IT Services	2,813,502	2.0%
Leisure Products	139,074	0.1%
Life Sciences Tools & Services	557,564	0.4%
Machinery	243,916	0.2%
Media	2,933,598	2.1%
Multiline Retail	199,798	0.1%
Pharmaceuticals	193,687	0.1%
Professional Services	200,836	0.1%
Road & Rail	783,538	0.6%
Semiconductors & Semiconductor Equipment	9,767,400	7.0%
Software	12,442,547	9.0%
Specialty Retail	838,820	0.6%
Technology Hardware, Storage & Peripherals	11,474,996	8.3%
Trading Companies & Distributors	170,579	0.1%
Wireless Telecommunication Services	713,938	0.5%
Other**	49,570,423	35.6%
Total	$139,263,318	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP UltraShort Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (97.6%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $6,001	$6,000	$6,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,000)		6,000
TOTAL INVESTMENT SECURITIES (Cost $6,000) - 97.6%		6,000
Net other assets (liabilities) - 2.4%		148

NET ASSETS - 100.0%		$6,148

(a)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2018, the aggregate amount held in a segregated account was $5,000.

(b)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements - Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	10/29/18	(2.40)%	$(6,472)	$(4)
Dow Jones Industrial Average	UBS AG	10/29/18	(2.40)%	(5,800)	(4)
				$(12,272)	$(8)

(1)                   Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP UltraShort Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (4,640.5%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $9,257,627	$9,256,000	$9,256,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,256,000)		9,256,000
TOTAL INVESTMENT SECURITIES (Cost $9,256,000) — 4,640.5%		9,256,000
Net other assets (liabilities) - (4,540.5)%(c)		(9,056,538)

NET ASSETS - 100.0%		$199,462

(a)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2018, the aggregate amount held in a segregated account was $2,287,000.

(b)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                      Amount includes 9,058,314 of net payable for capital shares redeemed.

Total Return Swap Agreements - Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	10/29/18	(2.50)%	$(347,853)	$1,720
Nasdaq-100 Index	UBS AG	10/29/18	(2.35)%	(53,133)	2,019
				$(400,986)	$3,739

(1)                   Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP UltraSmall-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (26.7%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	222	$2,620
22nd Century Group, Inc.* (Tobacco)	1,073	3,015
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	518	9,790
8x8, Inc.* (Software)	407	8,649
A10 Networks, Inc.* (Software)	407	2,475
AAON, Inc. (Building Products)	185	6,993
AAR Corp. (Aerospace & Defense)	148	7,088
Aaron’s, Inc. (Specialty Retail)	296	16,120
Abeona Therapeutics, Inc.* (Biotechnology)	185	2,368
Abercrombie & Fitch Co. - Class A (Specialty Retail)	296	6,252
ABM Industries, Inc. (Commercial Services & Supplies)	296	9,546
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,110	2,586
Acacia Communications, Inc.* (Communications Equipment)	148	6,123
Acacia Research Corp.* (Professional Services)	518	1,658
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	444	9,217
Acadia Realty Trust (Equity Real Estate Investment Trusts)	370	10,371
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	148	3,397
Acceleron Pharma, Inc.* (Biotechnology)	185	10,588
ACCO Brands Corp. (Commercial Services & Supplies)	518	5,853
Accuray, Inc.* (Health Care Equipment & Supplies)	666	2,997
Achaogen, Inc.* (Biotechnology)	222	886
Achillion Pharmaceuticals, Inc.* (Biotechnology)	999	3,676
ACI Worldwide, Inc.* (Software)	481	13,535
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	185	2,686
Acorda Therapeutics, Inc.* (Biotechnology)	222	4,362
Actuant Corp. - Class A (Machinery)	296	8,258
Acushnet Holdings Corp. (Leisure Products)	185	5,075
Acxiom Corp.* (IT Services)	333	16,454
Adtalem Global Education, Inc.* (Diversified Consumer Services)	259	12,484
ADTRAN, Inc. (Communications Equipment)	259	4,571
Aduro Biotech, Inc.* (Biotechnology)	407	2,991
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	333	9,018
Advanced Drainage Systems, Inc. (Building Products)	222	6,860
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	185	9,555
AdvanSix, Inc.* (Chemicals)	148	5,025
Adverum Biotechnologies, Inc.* (Biotechnology)	444	2,686
Aegion Corp.* (Construction & Engineering)	185	4,695
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	148	9,109
Aerohive Networks, Inc.* (Communications Equipment)	444	1,829
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	296	10,061
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	185	3,363
Agenus, Inc.* (Biotechnology)	851	1,821
Agree Realty Corp. (Equity Real Estate Investment Trusts)	148	7,862
AgroFresh Solutions, Inc.* (Chemicals)	296	1,844
Aimmune Therapeutics, Inc.* (Biotechnology)	222	6,056
Air Transport Services Group, Inc.* (Air Freight & Logistics)	296	6,355
Aircastle, Ltd. (Trading Companies & Distributors)	259	5,675
AK Steel Holding Corp.* (Metals & Mining)	1,480	7,252
Akebia Therapeutics, Inc.* (Biotechnology)	333	2,940
Akorn, Inc.* (Pharmaceuticals)	444	5,763
Alarm.com Holdings, Inc.* (Software)	148	8,495
Albany International Corp. - Class A (Machinery)	148	11,766
Alder Biopharmaceuticals, Inc.* (Biotechnology)	296	4,928
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	333	7,556
Allegheny Technologies, Inc.* (Metals & Mining)	518	15,307
ALLETE, Inc. (Electric Utilities)	222	16,652
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	777	11,072
Alta Mesa Resources, Inc.* (Oil, Gas & Consumable Fuels)	555	2,320
Altair Engineering, Inc.* - Class A (Software)	148	6,431
Alteryx, Inc.* (Software)	148	8,467
Altra Industrial Motion Corp. (Machinery)	148	6,112
AMAG Pharmaceuticals, Inc.* (Biotechnology)	185	3,700
Ambac Financial Group, Inc.* (Insurance)	222	4,533
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	148	5,725
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	259	5,310
Amedisys, Inc.* (Health Care Providers & Services)	111	13,871
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	185	6,899
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	518	9,034
American Eagle Outfitters, Inc. (Specialty Retail)	666	16,538
American Equity Investment Life Holding Co. (Insurance)	370	13,083

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
American Outdoor Brands Corp.* (Leisure Products)	296	$4,597
American Software, Inc. - Class A (Software)	185	2,244
American States Water Co. (Water Utilities)	148	9,049
American Vanguard Corp. (Chemicals)	185	3,330
Americold Realty Trust (Equity Real Estate Investment Trusts)	259	6,480
Ameris Bancorp (Banks)	185	8,455
Amicus Therapeutics, Inc.* (Biotechnology)	814	9,841
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	555	4,101
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	185	10,120
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	407	9,031
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	222	4,271
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	1,110	564
AmTrust Financial Services, Inc. (Insurance)	518	7,521
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	333	2,644
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	185	4,022
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	148	10,404
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	1,036	3,481
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	629	2,912
Apellis Pharmaceuticals, Inc.* (Biotechnology)	185	3,289
Apogee Enterprises, Inc. (Building Products)	148	6,115
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	555	10,473
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	148	3,266
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	148	11,581
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	740	1,650
Apptio, Inc.* (Software)	148	5,470
Aratana Therapeutics, Inc.* (Pharmaceuticals)	481	2,809
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	333	3,823
Arbutus BioPharma Corp.* (Biotechnology)	333	3,147
ArcBest Corp. (Road & Rail)	111	5,389
Archrock, Inc. (Energy Equipment & Services)	592	7,222
Ardelyx, Inc.* (Biotechnology)	444	1,931
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	296	1,924
Arena Pharmaceuticals, Inc.* (Biotechnology)	222	10,216
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	185	2,584
Argo Group International Holdings, Ltd. (Insurance)	148	9,331
Arlington Asset Investment Corp. - Class A (Capital Markets)	222	2,073
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	259	3,913
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	222	4,984
ArQule, Inc.* (Biotechnology)	629	3,560
Array BioPharma, Inc.* (Biotechnology)	851	12,935
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	444	8,511
Artisan Partners Asset Management, Inc. (Capital Markets)	222	7,193
Ascena Retail Group, Inc.* (Specialty Retail)	962	4,396
ASGN, Inc.* (Professional Services)	222	17,523
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	518	3,310
Assertio Therapeutics, Inc.* (Pharmaceuticals)	407	2,393
AT Home Group, Inc.* (Specialty Retail)	148	4,666
Atara Biotherapeutics, Inc.* (Biotechnology)	185	7,650
Athenex, Inc.* (Biotechnology)	222	3,450
Athersys, Inc.* (Biotechnology)	1,110	2,331
Atkore International Group, Inc.* (Electrical Equipment)	222	5,890
Atlantic Capital Bancshares, Inc.* (Banks)	148	2,479
Atlantic Power Corp.* (Independent Power and Renewable Electricity Producers)	999	2,198
AtriCure, Inc.* (Health Care Equipment & Supplies)	185	6,481
Audentes Therapeutics, Inc.* (Biotechnology)	148	5,859
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	185	12,673
Avaya Holdings Corp.* - Class C (Software)	481	10,649
Aveo Phamaceuticals, Inc.* (Biotechnology)	962	3,184
Avid Bioservices, Inc.* (Biotechnology)	592	4,061
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	333	1,975
Avis Budget Group, Inc.* (Road & Rail)	296	9,513
Avista Corp. (Multi-Utilities)	259	13,095
AVX Corp. (Electronic Equipment, Instruments & Components)	259	4,675
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	185	3,635
AxoGen, Inc.* (Health Care Equipment & Supplies)	148	5,454
Axon Enterprise, Inc.* (Aerospace & Defense)	222	15,191
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	259	8,907
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	333	2,381
AZZ, Inc. (Electrical Equipment)	111	5,606
B&G Foods, Inc. - Class A (Food Products)	296	8,125
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	703	724
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	148	7,837
Balchem Corp. (Chemicals)	148	16,589

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Banc of California, Inc. (Banks)	222	$4,196
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	185	3,870
BancorpSouth Bank (Banks)	407	13,309
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	222	11,513
Banner Corp. (Banks)	148	9,201
Barnes & Noble Education, Inc.* (Specialty Retail)	333	1,918
Barnes & Noble, Inc. (Specialty Retail)	444	2,575
Barnes Group, Inc. (Machinery)	222	15,769
BBX Capital Corp. (Hotels, Restaurants & Leisure)	407	3,020
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	296	10,712
Beazer Homes USA, Inc.* (Household Durables)	222	2,331
Bed Bath & Beyond, Inc. (Specialty Retail)	592	8,880
Belden, Inc. (Electronic Equipment, Instruments & Components)	185	13,212
Bellicum Pharmaceutials, Inc.* (Biotechnology)	333	2,051
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	444	8,103
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	222	5,195
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	333	5,628
Berkshire Hills Bancorp, Inc. (Banks)	185	7,530
Big Lots, Inc. (Multiline Retail)	185	7,731
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	592	4,517
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	148	5,557
BioScrip, Inc.* (Health Care Providers & Services)	962	2,982
BioTelemetry, Inc.* (Health Care Providers & Services)	148	9,539
BioTime, Inc.* (Biotechnology)	925	2,174
Black Hills Corp. (Multi-Utilities)	222	12,896
Blackbaud, Inc. (Software)	185	18,774
Blackline, Inc.* (Software)	148	8,358
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	444	14,877
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	370	7,322
Blucora, Inc.* (Capital Markets)	222	8,936
Blueprint Medicines Corp.* (Biotechnology)	185	14,442
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	333	6,210
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	222	7,748
Boise Cascade Co. (Paper & Forest Products)	185	6,808
Boston Private Financial Holdings, Inc. (Banks)	407	5,556
Bottomline Technologies, Inc.* (Software)	185	13,451
Box, Inc.* - Class A (Software)	555	13,270
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	370	12,525
Brady Corp. - Class A (Commercial Services & Supplies)	222	9,713
Braemar Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	222	2,613
Briggs & Stratton Corp. (Machinery)	222	4,269
Brightcove, Inc.* (IT Services)	259	2,176
BrightSphere Investment Group PLC (Capital Markets)	407	5,047
Brinker International, Inc. (Hotels, Restaurants & Leisure)	185	8,645
Bristow Group, Inc.* (Energy Equipment & Services)	222	2,693
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	851	8,365
Brookline Bancorp, Inc. (Banks)	370	6,179
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	296	10,369
Builders FirstSource, Inc.* (Building Products)	518	7,604
C&J Energy Services, Inc.* (Energy Equipment & Services)	296	6,157
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	111	11,452
CACI International, Inc.* - Class A (IT Services)	111	20,440
Cactus, Inc.* - Class A (Energy Equipment & Services)	148	5,665
Cadence BanCorp (Banks)	222	5,799
CalAmp Corp.* (Communications Equipment)	185	4,433
Caleres, Inc. (Specialty Retail)	185	6,634
California Resources Corp.* (Oil, Gas & Consumable Fuels)	222	10,774
California Water Service Group (Water Utilities)	222	9,524
Calithera Biosciences, Inc.* (Biotechnology)	370	1,943
Calix, Inc.* (Communications Equipment)	333	2,697
Callaway Golf Co. (Leisure Products)	444	10,784
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	999	11,978
Cal-Maine Foods, Inc. (Food Products)	148	7,148
Cambrex Corp.* (Life Sciences Tools & Services)	148	10,123
Camping World Holdings, Inc. (Specialty Retail)	185	3,944
Cannae Holdings, Inc.* (Diversified Financial Services)	333	6,976
Capital Senior Living Corp.* (Health Care Providers & Services)	222	2,096
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	592	7,542
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	481	3,805
Cara Therapeutics, Inc.* (Biotechnology)	185	4,431
Carbonite, Inc.* (IT Services)	148	5,276
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	185	7,241
Cardtronics PLC* - Class A (IT Services)	185	5,853
CareDx, Inc.* (Biotechnology)	222	6,405
Career Education Corp.* (Diversified Consumer Services)	333	4,972
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	370	6,553

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cargurus, Inc.* (Interactive Media & Services)	222	$12,363
Carpenter Technology Corp. (Metals & Mining)	185	10,906
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	333	8,392
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	222	3,241
Cars.com, Inc.* (Interactive Media & Services)	333	9,194
Carvana Co.* (Specialty Retail)	148	8,745
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	185	5,746
CASI Pharmaceuticals, Inc.* (Biotechnology)	407	1,901
Castle Brands, Inc.* (Beverages)	1,443	1,544
Castlight Health, Inc.* - Class B (Health Care Technology)	629	1,698
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	777	2,937
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	296	3,383
Cathay General Bancorp, Inc. (Banks)	333	13,800
CBIZ, Inc.* (Professional Services)	259	6,138
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	888	3,543
CECO Environmental Corp.* (Commercial Services & Supplies)	333	2,624
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	629	2,931
CenterState Banks, Inc. (Banks)	370	10,379
Central European Media Enterprises, Ltd.* - Class A (Media)	666	2,498
Central Garden & Pet Co.* - Class A (Household Products)	185	6,131
Central Pacific Financial Corp. (Banks)	148	3,912
Century Aluminum Co.* (Metals & Mining)	259	3,100
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	259	1,932
Century Communities, Inc.* (Household Durables)	148	3,885
Cerus Corp.* (Health Care Equipment & Supplies)	666	4,802
ChannelAdvisor Corp.* (Software)	185	2,303
Chart Industries, Inc.* (Machinery)	148	11,593
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	222	4,638
Chegg, Inc.* (Diversified Consumer Services)	444	12,623
Chemical Financial Corp. (Banks)	296	15,806
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	259	8,306
Chico’s FAS, Inc. (Specialty Retail)	629	5,453
Chimerix, Inc.* (Biotechnology)	444	1,727
ChromaDex Corp.* (Life Sciences Tools & Services)	518	2,222
Ciena Corp.* (Communications Equipment)	592	18,493
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	259	4,131
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	296	11,426
Cision, Ltd.* (Software)	222	3,730
Citizens, Inc.* (Insurance)	370	3,108
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	259	3,269
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	962	2,501
Clear Channel Outdoor Holdings, Inc. (Media)	444	2,642
Clearside Biomedical, Inc.* (Pharmaceuticals)	222	1,365
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	148	2,818
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	333	6,410
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,295	16,395
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	666	1,532
Cloudera, Inc.* (Software)	481	8,490
Clovis Oncology, Inc.* (Biotechnology)	222	6,520
CNO Financial Group, Inc. (Insurance)	703	14,918
Codexis, Inc.* (Life Sciences Tools & Services)	296	5,076
Coeur Mining, Inc.* (Metals & Mining)	888	4,733
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	185	10,323
Coherus Biosciences, Inc.* (Biotechnology)	259	4,274
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	148	3,715
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	148	2,182
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	407	8,950
Columbia Banking System, Inc. (Banks)	296	11,476
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	259	4,325
Comfort Systems USA, Inc. (Construction & Engineering)	185	10,434
Commercial Metals Co. (Metals & Mining)	518	10,629
Commercial Vehicle Group, Inc.* (Machinery)	296	2,711
Community Bank System, Inc. (Banks)	222	13,558
Community Health Systems, Inc.* (Health Care Providers & Services)	629	2,176
CommVault Systems, Inc.* (Software)	185	12,950
Compass Minerals International, Inc. (Metals & Mining)	148	9,946
CONMED Corp. (Health Care Equipment & Supplies)	111	8,793
ConnectOne Bancorp, Inc. (Banks)	148	3,515
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	148	6,040
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	370	4,825
Continental Building Products, Inc.* (Building Products)	185	6,947
Control4 Corp.* (Electronic Equipment, Instruments & Components)	148	5,081
ConvergeOne Holdings, Inc. (IT Services)	222	2,067
Convergys Corp. (IT Services)	407	9,662
Cooper Tire & Rubber Co. (Auto Components)	259	7,330
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	407	3,073

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Corcept Therapeutics, Inc.* (Pharmaceuticals)	444	$6,225
Corecivic, Inc. (Equity Real Estate Investment Trusts)	518	12,603
Core-Mark Holding Co., Inc. (Distributors)	222	7,539
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	222	4,318
Corium International, Inc.* (Pharmaceuticals)	259	2,463
Cornerstone OnDemand, Inc.* (Software)	222	12,599
Costamare, Inc. (Marine)	370	2,401
Coupa Software, Inc.* (Software)	222	17,560
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,739	15,460
Covanta Holding Corp. (Commercial Services & Supplies)	518	8,418
Covia Holdings Corp.* - Class C (Energy Equipment & Services)	185	1,659
Cowen Group, Inc.* - Class A (Capital Markets)	185	3,016
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	222	4,773
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	407	15,413
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	333	7,090
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	259	2,261
CryoLife, Inc.* (Health Care Equipment & Supplies)	185	6,512
CryoPort, Inc.* (Health Care Equipment & Supplies)	185	2,370
CSG Systems International, Inc. (IT Services)	148	5,941
CTI BioPharma Corp.* (Biotechnology)	481	1,039
CTS Corp. (Electronic Equipment, Instruments & Components)	148	5,076
Cubic Corp. (Aerospace & Defense)	111	8,109
Customers Bancorp, Inc.* (Banks)	148	3,482
CVB Financial Corp. (Banks)	444	9,910
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	333	3,690
Cytokinetics, Inc.* (Biotechnology)	333	3,280
Cytomx Therapeutics, Inc.* (Biotechnology)	185	3,423
CytoSorbents Corp.* (Health Care Equipment & Supplies)	222	2,864
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	296	2,321
Dana Holding Corp. (Auto Components)	629	11,743
Darling Ingredients, Inc.* (Food Products)	703	13,582
Daseke, Inc.* (Road & Rail)	296	2,374
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	185	12,251
Dean Foods Co. (Food Products)	481	3,415
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	148	17,550
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	222	2,622
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	333	14,128
Deluxe Corp. (Commercial Services & Supplies)	185	10,534
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,998	12,388
Denny’s Corp.* (Hotels, Restaurants & Leisure)	333	4,902
Dermira, Inc.* (Pharmaceuticals)	259	2,823
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	629	2,956
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	333	6,660
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	888	10,363
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	259	3,952
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	407	1,832
Digi International, Inc.* (Communications Equipment)	185	2,488
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	185	3,302
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	185	6,159
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	259	5,027
Donnelley Financial Solutions, Inc.* (Capital Markets)	222	3,978
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	259	2,064
Dorman Products, Inc.* (Auto Components)	111	8,538
Dril-Quip, Inc.* (Energy Equipment & Services)	185	9,666
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	407	2,426
DSW, Inc. - Class A (Specialty Retail)	333	11,282
Durect Corp.* (Pharmaceuticals)	1,258	1,384
Dycom Industries, Inc.* (Construction & Engineering)	148	12,521
Dynavax Technologies Corp.* (Biotechnology)	333	4,129
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	407	2,597
Eagle Bancorp, Inc.* (Banks)	148	7,489
Eagle Bulk Shipping, Inc.* (Marine)	407	2,287
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	259	5,017
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	148	14,152
Ebix, Inc. (Software)	111	8,786
Echo Global Logistics, Inc.* (Air Freight & Logistics)	148	4,581
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	1,147	1,365
Edgewell Personal Care Co.* (Personal Products)	222	10,263
Editas Medicine, Inc.* (Biotechnology)	222	7,064
El Paso Electric Co. (Electric Utilities)	185	10,582
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	296	14,386
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	185	3,228

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	222	$7,566
Ellie Mae, Inc.* (Software)	148	14,026
EMCOR Group, Inc. (Construction & Engineering)	222	16,675
Emerald Expositions Events, Inc. (Media)	148	2,439
Emergent BioSolutions, Inc.* (Biotechnology)	185	12,179
Employers Holdings, Inc. (Insurance)	148	6,704
Encore Capital Group, Inc.* (Consumer Finance)	148	5,306
Endo International PLC* (Pharmaceuticals)	999	16,812
Endocyte, Inc.* (Pharmaceuticals)	333	5,914
Endologix, Inc.* (Health Care Equipment & Supplies)	555	1,060
Endurance International Group Holdings, Inc.* (IT Services)	407	3,582
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	925	3,034
Energy Recovery, Inc.* (Machinery)	296	2,649
EnerSys (Electrical Equipment)	185	16,118
Ennis, Inc. (Commercial Services & Supplies)	148	3,027
Enova International, Inc.* (Consumer Finance)	148	4,262
Enphase Energy, Inc.* (Electrical Equipment)	555	2,692
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	592	17,137
Entercom Communications Corp. - Class A (Media)	666	5,261
Entravision Communications Corp. - Class A (Media)	518	2,538
Envestnet, Inc.* (Software)	185	11,276
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	407	1,677
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	629	1,472
Epizyme, Inc.* (Biotechnology)	296	3,138
Eros International PLC* (Entertainment)	222	2,675
ESCO Technologies, Inc. (Machinery)	111	7,554
Essendant, Inc. (Commercial Services & Supplies)	259	3,320
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	407	18,010
Esterline Technologies Corp.* (Aerospace & Defense)	111	10,095
Ethan Allen Interiors, Inc. (Household Durables)	148	3,071
Etsy, Inc.* (Internet & Direct Marketing Retail)	481	24,713
Everbridge, Inc.* (Software)	111	6,398
Everi Holdings, Inc.* (IT Services)	407	3,732
EVERTEC, Inc. (IT Services)	296	7,134
Evolent Health, Inc.* (Health Care Technology)	333	9,457
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	222	2,453
Evoqua Water Technologies Corp.* (Machinery)	370	6,579
Exantas Capital Corp. (Mortgage Real Estate Investment Trusts)	259	2,844
Exela Technologies, Inc.* - Class I (IT Services)	444	3,166
ExlService Holdings, Inc.* (IT Services)	148	9,798
Exponent, Inc. (Professional Services)	222	11,899
Express, Inc.* (Specialty Retail)	407	4,501
Exterran Corp.* (Energy Equipment & Services)	185	4,908
Extreme Networks, Inc.* (Communications Equipment)	592	3,244
EZCORP, Inc.* - Class A (Consumer Finance)	296	3,167
Fabrinet* (Electronic Equipment, Instruments & Components)	185	8,558
Farmers National Banc Corp. (Banks)	185	2,831
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	259	1,735
Fate Therapeutics, Inc.* (Biotechnology)	296	4,822
FCB Financial Holdings, Inc.* - Class A (Banks)	185	8,769
Federal Signal Corp. (Machinery)	296	7,927
Federated Investors, Inc. - Class B (Capital Markets)	444	10,709
Ferro Corp.* (Chemicals)	370	8,591
FGL Holdings* (Diversified Financial Services)	703	6,292
FibroGen, Inc.* (Biotechnology)	296	17,983
Finisar Corp.* (Communications Equipment)	518	9,868
First Bancorp (Banks)	148	5,995
First BanCorp.* (Banks)	999	9,091
First Busey Corp. (Banks)	222	6,893
First Commonwealth Financial Corp. (Banks)	481	7,763
First Financial Bancorp (Banks)	407	12,088
First Financial Bankshares, Inc. (Banks)	259	15,307
First Foundation, Inc.* (Banks)	185	2,890
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	518	16,265
First Interstate Bancsys - Class A (Banks)	148	6,630
First Merchants Corp. (Banks)	222	9,988
First Midwest Bancorp, Inc. (Banks)	444	11,806
First of Long Island Corp. (The) (Banks)	148	3,219
FirstCash, Inc. (Consumer Finance)	185	15,170
Fitbit, Inc.* - Class A (Electronic Equipment, Instruments & Components)	999	5,345
Five Below, Inc.* (Specialty Retail)	222	28,874
Five Prime Therapeutics, Inc.* (Biotechnology)	222	3,090
Five9, Inc.* (Software)	259	11,316
Flagstar Bancorp, Inc.* (Thrifts & Mortgage Finance)	148	4,658
Flexion Therapeutics, Inc.* (Biotechnology)	185	3,461
Flotek Industries, Inc.* (Chemicals)	629	1,510
Fluent, Inc.* (Media)	592	1,273
Fluidigm Corp.* (Life Sciences Tools & Services)	370	2,771
Flushing Financial Corp. (Banks)	148	3,611
ForeScout Technologies, Inc.* (Software)	148	5,588
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	370	5,088
Fortress Biotech, Inc.* (Biotechnology)	555	888
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	444	4,595

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Forward Air Corp. (Air Freight & Logistics)	148	$10,611
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	222	5,168
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	296	7,604
Fox Factory Holding Corp.* (Auto Components)	185	12,960
Francesca’s Holdings Corp.* (Specialty Retail)	296	1,098
Franklin Electric Co., Inc. (Machinery)	222	10,490
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	555	4,434
Frank’s International N.V.* (Energy Equipment & Services)	481	4,175
Fresh Del Monte Produce, Inc. (Food Products)	148	5,016
Freshpet, Inc.* (Food Products)	148	5,432
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	296	3,212
Frontier Communications Corp. (Diversified Telecommunication Services)	518	3,362
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)	518	3,010
FTI Consulting, Inc.* (Professional Services)	148	10,832
FuelCell Energy, Inc.* (Electrical Equipment)	1,295	1,386
Fulton Financial Corp. (Banks)	740	12,321
FutureFuel Corp. (Chemicals)	185	3,430
GAIN Capital Holdings, Inc. (Capital Markets)	296	1,924
GameStop Corp. - Class A (Specialty Retail)	481	7,345
Gannett Co., Inc. (Media)	555	5,556
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	222	4,385
GATX Corp. (Trading Companies & Distributors)	148	12,815
GCP Applied Technologies, Inc.* (Chemicals)	333	8,841
Generac Holdings, Inc.* (Electrical Equipment)	259	14,610
Genesis Healthcare, Inc.* (Health Care Providers & Services)	740	999
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	370	2,720
Gentherm, Inc.* (Auto Components)	185	8,408
Genworth Financial, Inc.* - Class A (Insurance)	2,220	9,257
Geron Corp.* (Biotechnology)	999	1,758
Getty Realty Corp. (Equity Real Estate Investment Trusts)	185	5,284
Gibraltar Industries, Inc.* (Building Products)	148	6,749
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	185	8,915
Glacier Bancorp, Inc. (Banks)	370	15,943
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	185	3,543
Glaukos Corp.* (Health Care Equipment & Supplies)	148	9,605
Global Blood Therapeutics, Inc.* (Biotechnology)	222	8,436
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	333	6,943
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	296	16,801
Glu Mobile, Inc.* (Entertainment)	629	4,686
Glycomimetics, Inc.* (Biotechnology)	222	3,197
Gms, Inc.* (Trading Companies & Distributors)	185	4,292
GNC Holdings, Inc.* - Class A (Specialty Retail)	629	2,604
Gogo, Inc.* (Wireless Telecommunication Services)	481	2,496
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	407	11,315
Gold Resource Corp. (Metals & Mining)	407	2,092
GoPro, Inc.* - Class A (Household Durables)	629	4,529
Government Properties Income Trust (Equity Real Estate Investment Trusts)	481	5,430
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	666	18,274
Granite Construction, Inc. (Construction & Engineering)	185	8,455
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	222	4,280
Gray Television, Inc.* (Media)	407	7,123
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	481	2,982
Great Western Bancorp, Inc. (Banks)	259	10,927
Green Brick Partners, Inc.* (Household Durables)	222	2,242
Green Dot Corp.* - Class A (Consumer Finance)	185	16,432
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	222	3,818
Greenlight Capital Re, Ltd.* - Class A (Insurance)	222	2,753
Greif, Inc. - Class A (Containers & Packaging)	111	5,957
Griffon Corp. (Building Products)	185	2,988
Groupon, Inc.* (Internet & Direct Marketing Retail)	1,998	7,532
GTT Communications, Inc.* (IT Services)	148	6,423
Guaranty BanCorp (Banks)	148	4,396
GUESS?, Inc. (Specialty Retail)	296	6,690
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	777	8,089
H&E Equipment Services, Inc. (Trading Companies & Distributors)	148	5,591
H.B. Fuller Co. (Chemicals)	222	11,471
Haemonetics Corp.* (Health Care Equipment & Supplies)	222	25,436
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	851	3,804
Halozyme Therapeutics, Inc.* (Biotechnology)	555	10,084
Hancock Holding Co. (Banks)	370	17,593
Hanmi Financial Corp. (Banks)	185	4,607
Hannon Armstrong Sustainable, Inc. - Class I (Mortgage Real Estate Investment Trusts)	259	5,561
Harmonic, Inc.* (Communications Equipment)	629	3,460
Harsco Corp.* (Machinery)	370	10,564

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	407	$2,137
Hawaiian Holdings, Inc. (Airlines)	222	8,902
HC2 Holdings, Inc.* (Construction & Engineering)	407	2,491
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	518	15,157
Healthcare Services Group, Inc. (Commercial Services & Supplies)	333	13,526
HealthEquity, Inc.* (Health Care Providers & Services)	222	20,958
HealthStream, Inc. (Health Care Technology)	148	4,589
Heartland Express, Inc. (Road & Rail)	259	5,110
Heartland Financial USA, Inc. (Banks)	148	8,591
Hecla Mining Co. (Metals & Mining)	1,887	5,265
Helen of Troy, Ltd.* (Household Durables)	111	14,529
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	740	7,311
Heritage Commerce Corp. (Banks)	222	3,312
Heritage Financial Corp. (Banks)	185	6,503
Herman Miller, Inc. (Commercial Services & Supplies)	259	9,946
Heron Therapeutics, Inc.* (Biotechnology)	296	9,368
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	185	4,194
Hertz Global Holdings, Inc.* (Road & Rail)	296	4,834
HFF, Inc. - Class A (Real Estate Management & Development)	185	7,859
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	629	3,070
Hillenbrand, Inc. (Machinery)	259	13,546
Hilltop Holdings, Inc. (Banks)	333	6,717
HMS Holdings Corp.* (Health Care Technology)	370	12,140
HNI Corp. (Commercial Services & Supplies)	185	8,184
Home BancShares, Inc. (Banks)	666	14,585
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	148	3,922
Hope Bancorp, Inc. (Banks)	555	8,974
Horace Mann Educators Corp. (Insurance)	185	8,307
Horizon BanCorp, Inc. (Banks)	222	4,385
Horizon Pharma PLC* (Pharmaceuticals)	703	13,765
Hortonworks, Inc.* (Software)	333	7,596
Hostess Brands, Inc.* (Food Products)	481	5,325
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	555	3,885
Houlihan Lokey, Inc. (Capital Markets)	148	6,650
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	1,184	1,894
Hub Group, Inc.* - Class A (Air Freight & Logistics)	148	6,749
Hubspot, Inc.* (Software)	148	22,340
Hudson, Ltd.* - Class A (Specialty Retail)	222	5,008
IBERIABANK Corp. (Banks)	222	18,059
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	148	3,022
IDACORP, Inc. (Electric Utilities)	222	22,028
Idera Pharmaceuticals, Inc.* (Biotechnology)	185	1,648
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	259	12,251
IMAX Corp.* (Entertainment)	259	6,682
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	185	1,955
Immune Design Corp.* (Biotechnology)	444	1,532
ImmunoGen, Inc.* (Biotechnology)	592	5,606
Immunomedics, Inc.* (Biotechnology)	555	11,561
Imperva, Inc.* (Software)	148	6,875
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	481	2,376
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	481	5,065
Independent Bank Corp. (Banks)	111	9,169
Infinera Corp.* (Communications Equipment)	703	5,132
Information Services Group, Inc.* (IT Services)	444	2,122
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	222	4,695
Ingevity Corp.* (Chemicals)	185	18,848
InnerWorkings, Inc.* (Professional Services)	333	2,637
Innospec, Inc. (Chemicals)	111	8,519
Innoviva, Inc.* (Pharmaceuticals)	370	5,639
Inovalon Holdings, Inc.* (Health Care Technology)	407	4,090
Inovio Pharmaceuticals, Inc.* (Biotechnology)	629	3,497
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	222	8,432
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	148	8,005
Insmed, Inc.* (Biotechnology)	333	6,733
Insperity, Inc. (Professional Services)	148	17,457
Instructure, Inc.* (Software)	148	5,239
Insys Therapeutics, Inc.* (Biotechnology)	259	2,611
Integer Holdings Corp.* (Health Care Equipment & Supplies)	148	12,277
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	555	26,090
Intellia Therapeutics, Inc.* (Biotechnology)	185	5,295
Intelsat S.A.* (Diversified Telecommunication Services)	222	6,660
InterDigital, Inc. (Communications Equipment)	148	11,840
Interface, Inc. (Commercial Services & Supplies)	296	6,912
International Bancshares Corp. (Banks)	259	11,655
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	111	4,862
Intersect ENT, Inc.* (Pharmaceuticals)	148	4,255
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	259	5,620
Intrepid Potash, Inc.* (Chemicals)	666	2,391
Intrexon Corp.* (Biotechnology)	333	5,734
Invacare Corp. (Health Care Equipment & Supplies)	185	2,692
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	518	8,195
Investment Technology Group, Inc. (Capital Markets)	185	4,007

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Investors Bancorp, Inc. (Banks)	1,073	$13,166
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	666	3,983
Invitae Corp.* (Biotechnology)	407	6,809
Iovance Biotherapeutics, Inc.* (Biotechnology)	407	4,579
Iridium Communications, Inc.* (Diversified Telecommunication Services)	444	9,990
iRobot Corp.* (Household Durables)	111	12,201
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	592	10,928
iStar Financial, Inc. (Equity Real Estate Investment Trusts)	370	4,133
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	370	1,991
Itron, Inc.* (Electronic Equipment, Instruments & Components)	148	9,502
J.C. Penney Co., Inc.* (Multiline Retail)	1,702	2,825
j2 Global, Inc. (Software)	185	15,327
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	111	9,305
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	370	5,117
James River Group Holdings, Ltd. (Insurance)	148	6,308
Jeld-Wen Holding, Inc.* (Building Products)	333	8,212
John Bean Technologies Corp. (Machinery)	148	17,656
K12, Inc.* (Diversified Consumer Services)	222	3,929
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	222	6,076
Kadmon Holdings, Inc.* (Biotechnology)	629	2,101
Kaman Corp. - Class A (Trading Companies & Distributors)	111	7,413
KapStone Paper & Packaging Corp. (Paper & Forest Products)	370	12,547
Karyopharm Therapeutics, Inc.* (Biotechnology)	259	4,411
KB Home (Household Durables)	370	8,847
KBR, Inc. (Construction & Engineering)	629	13,291
Keane Group, Inc.* (Energy Equipment & Services)	296	3,662
Kearny Financial Corp. (Thrifts & Mortgage Finance)	481	6,662
Kelly Services, Inc. - Class A (Professional Services)	185	4,446
KEMET Corp.* (Electronic Equipment, Instruments & Components)	259	4,804
Kemper Corp. (Insurance)	185	14,883
Kennametal, Inc. (Machinery)	333	14,505
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	555	11,932
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	629	2,139
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	185	3,635
Kimball International, Inc. - Class B (Commercial Services & Supplies)	222	3,719
Kindred Biosciences, Inc.* (Biotechnology)	222	3,097
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	407	6,777
KLX, Inc. (Aerospace & Defense)	222	13,937
Knoll, Inc. (Commercial Services & Supplies)	259	6,074
Knowles Corp.* (Electronic Equipment, Instruments & Components)	407	6,764
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	666	1,612
Korn/Ferry International (Professional Services)	222	10,931
Kraton Performance Polymers, Inc.* (Chemicals)	148	6,978
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	444	6,562
Kura Oncology, Inc.* (Biotechnology)	185	3,238
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	407	6,895
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	740	1,998
Lakeland Bancorp, Inc. (Banks)	222	4,007
Lakeland Financial Corp. (Banks)	111	5,159
Landec Corp.* (Food Products)	185	2,664
Lannett Co., Inc.* (Pharmaceuticals)	222	1,055
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	222	3,319
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	740	6,046
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	481	16,638
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	666	5,328
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	259	3,999
La-Z-Boy, Inc. (Household Durables)	222	7,015
LCI Industries (Auto Components)	111	9,191
LegacyTexas Financial Group, Inc. (Banks)	222	9,457
LendingClub Corp.* (Consumer Finance)	1,554	6,030
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	259	2,764
Lexington Realty Trust (Equity Real Estate Investment Trusts)	962	7,985
LHC Group, Inc.* (Health Care Providers & Services)	148	15,243
Liberty Braves Group* - Class C (Entertainment)	185	5,041
Liberty Expedia Holdings* - Class A (Internet & Direct Marketing Retail)	222	10,443
Liberty Latin America, Ltd.* - Class A (Media)	222	4,626
Liberty Latin America, Ltd.* - Class C (Media)	518	10,686
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	370	5,495
LifePoint Health, Inc.* (Health Care Providers & Services)	148	9,531
Lilis Energy, Inc.* (Oil, Gas & Consumable Fuels)	444	2,176
Limelight Networks, Inc.* (IT Services)	666	3,343
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	296	1,880
LivaNova PLC* (Health Care Equipment & Supplies)	185	22,933
Live Oak Bancshares, Inc. (Banks)	148	3,966
LivePerson, Inc.* (Software)	259	6,721
LiveXLive Media, Inc.* (Entertainment)	259	1,015

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Louisiana-Pacific Corp. (Paper & Forest Products)	629	$16,662
Loxo Oncology, Inc.* (Biotechnology)	111	18,963
LSC Communications, Inc. (Commercial Services & Supplies)	222	2,455
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	185	8,160
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	148	2,293
Lumentum Holdings, Inc.* (Communications Equipment)	259	15,527
Luminex Corp. (Life Sciences Tools & Services)	185	5,607
M.D.C. Holdings, Inc. (Household Durables)	222	6,567
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	222	4,573
M/I Homes, Inc.* (Household Durables)	148	3,542
Macatawa Bank Corp. (Banks)	222	2,600
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	407	8,653
MacroGenics, Inc.* (Biotechnology)	222	4,760
Magellan Health, Inc.* (Health Care Providers & Services)	111	7,998
Maiden Holdings, Ltd. (Insurance)	407	1,160
Mallinckrodt PLC* (Pharmaceuticals)	370	10,845
MannKind Corp.* (Biotechnology)	1,221	2,234
ManTech International Corp. - Class A (IT Services)	111	7,026
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	333	3,330
Marrone Bio Innovations, Inc.* (Chemicals)	999	1,828
Marten Transport, Ltd. (Road & Rail)	222	4,673
Masonite International Corp.* (Building Products)	111	7,115
MasTec, Inc.* (Construction & Engineering)	259	11,564
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	444	14,673
Matrix Service Co.* (Energy Equipment & Services)	185	4,560
Matson, Inc. (Marine)	185	7,334
Matthews International Corp. - Class A (Commercial Services & Supplies)	148	7,422
Maxar Technologies, Ltd. (Aerospace & Defense)	259	8,565
MAXIMUS, Inc. (IT Services)	259	16,850
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	333	6,620
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	370	1,291
MB Financial, Inc. (Banks)	333	15,355
MBIA, Inc.* (Insurance)	481	5,142
McDermott International, Inc.* (Energy Equipment & Services)	740	13,639
McGrath RentCorp (Commercial Services & Supplies)	111	6,046
MDC Partners, Inc.* - Class A (Media)	481	1,996
Medequities Realty Trust, Inc. (Equity Real Estate Investment Trusts)	222	2,158
MediciNova, Inc.* (Biotechnology)	296	3,697
Medidata Solutions, Inc.* (Health Care Technology)	222	16,275
Mercury Systems, Inc.* (Aerospace & Defense)	222	12,281
Meredith Corp. (Media)	185	9,444
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	259	4,403
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	222	3,308
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	222	13,642
Meritage Homes Corp.* (Household Durables)	185	7,382
Meritor, Inc.* (Machinery)	370	7,163
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	185	6,697
MGE Energy, Inc. (Electric Utilities)	148	9,450
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	1,554	20,683
Milacron Holdings Corp.* (Machinery)	333	6,743
MiMedx Group, Inc.* (Biotechnology)	629	3,887
Mindbody, Inc.* (Software)	185	7,520
Minerals Technologies, Inc. (Chemicals)	148	10,005
Minerva Neurosciences, Inc.* (Biotechnology)	259	3,250
Miragen Therapeutics, Inc.* (Biotechnology)	296	1,652
Mitek System, Inc.* (Software)	259	1,826
Mobile Mini, Inc. (Commercial Services & Supplies)	185	8,112
MobileIron, Inc.* (Software)	555	2,942
Model N, Inc.* (Software)	185	2,932
Modine Manufacturing Co.* (Auto Components)	259	3,859
Moelis & Co. (Capital Markets)	185	10,138
Momenta Pharmaceuticals, Inc.* (Biotechnology)	370	9,731
MoneyGram International, Inc.* (IT Services)	296	1,584
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	370	6,186
Monotype Imaging Holdings, Inc. (Software)	222	4,484
Monro Muffler Brake, Inc. (Specialty Retail)	148	10,301
Moog, Inc. - Class A (Aerospace & Defense)	148	12,724
MRC Global, Inc.* (Trading Companies & Distributors)	370	6,945
MSA Safety, Inc. (Commercial Services & Supplies)	148	15,752
MSG Networks, Inc.* - Class A (Media)	296	7,637
Mueller Industries, Inc. (Machinery)	259	7,506
Mueller Water Products, Inc. - Class A (Machinery)	703	8,092
Murphy USA, Inc.* (Specialty Retail)	148	12,648
Myers Industries, Inc. (Containers & Packaging)	185	4,301
Myokardia, Inc.* (Pharmaceuticals)	148	9,650
Myriad Genetics, Inc.* (Biotechnology)	296	13,616
Nantkwest, Inc.* (Biotechnology)	592	2,190
Natera, Inc.* (Biotechnology)	222	5,315
National Bank Holdings Corp. (Banks)	148	5,572

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
National CineMedia, Inc. (Media)	444	$4,702
National General Holdings Corp. (Insurance)	296	7,945
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	185	13,984
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	222	5,648
National Vision Holdings, Inc.* (Specialty Retail)	148	6,681
Natus Medical, Inc.* (Health Care Equipment & Supplies)	148	5,276
Nautilus, Inc.* (Leisure Products)	185	2,581
Navigant Consulting, Inc. (Professional Services)	222	5,119
Navistar International Corp.* (Machinery)	222	8,547
NBT Bancorp, Inc. (Banks)	185	7,100
NCI Building Systems, Inc.* (Building Products)	222	3,363
Neogen Corp.* (Health Care Equipment & Supplies)	222	15,880
NeoGenomics, Inc.* (Life Sciences Tools & Services)	296	4,544
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	333	2,764
Neos Therapeutics, Inc.* (Pharmaceuticals)	296	1,436
NETGEAR, Inc.* (Communications Equipment)	148	9,302
NetScout Systems, Inc.* (Communications Equipment)	370	9,343
Nevro Corp.* (Health Care Equipment & Supplies)	111	6,327
New Jersey Resources Corp. (Gas Utilities)	370	17,057
New Media Investment Group, Inc. (Media)	296	4,644
New Relic, Inc.* (Software)	185	17,433
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	444	2,620
New York & Co., Inc.* (Specialty Retail)	407	1,571
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	629	3,824
NewLink Genetics Corp.* (Biotechnology)	370	884
Newpark Resources, Inc.* (Energy Equipment & Services)	481	4,978
Nexeo Solutions, Inc.* (Trading Companies & Distributors)	259	3,173
Nexstar Broadcasting Group, Inc. - Class A (Media)	185	15,058
NextGen Healthcare, Inc.* (Health Care Technology)	259	5,201
NIC, Inc. (IT Services)	333	4,928
NII Holdings, Inc.* (Wireless Telecommunication Services)	703	4,120
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	333	7,542
NN, Inc. (Machinery)	185	2,886
Noble Corp. PLC* (Energy Equipment & Services)	1,221	8,584
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	1,036	2,165
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	925	3,700
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	259	4,123
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	259	3,667
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	444	7,690
Northwest Natural Gas Co. (Gas Utilities)	148	9,901
NorthWestern Corp. (Multi-Utilities)	222	13,023
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	148	10,123
Novavax, Inc.* (Biotechnology)	2,331	4,382
Novocure, Ltd.* (Health Care Equipment & Supplies)	333	17,449
NOW, Inc.* (Trading Companies & Distributors)	518	8,573
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	148	5,483
NuVasive, Inc.* (Health Care Equipment & Supplies)	222	15,758
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	296	8,255
Nymox Pharmaceutical Corp.* (Biotechnology)	518	1,274
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,147	16,263
Ocean RIG Udw, Inc.* (Energy Equipment & Services)	259	8,967
Oceaneering International, Inc.* (Energy Equipment & Services)	444	12,255
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	222	6,043
Oclaro, Inc.* (Communications Equipment)	814	7,277
Ocular Therapeutix, Inc.* (Pharmaceuticals)	296	2,036
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	740	2,916
Office Depot, Inc. (Specialty Retail)	2,590	8,314
OFG Bancorp (Banks)	259	4,183
Oil States International, Inc.* (Energy Equipment & Services)	259	8,599
Old National Bancorp (Banks)	666	12,854
Old Second Bancorp, Inc. (Banks)	185	2,858
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	222	21,335
Omeros Corp.* (Pharmaceuticals)	259	6,322
Omnicell, Inc.* (Health Care Technology)	185	13,302
OMNOVA Solutions, Inc.* (Chemicals)	296	2,916
On Deck Capital, Inc.* (Diversified Financial Services)	370	2,801
ONE Gas, Inc. (Gas Utilities)	222	18,266
OneSpan, Inc.* (Software)	185	3,524
OPKO Health, Inc.* (Biotechnology)	1,517	5,249
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	296	4,573
ORBCOMM, Inc.* (Diversified Telecommunication Services)	407	4,420
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	370	2,683
Organovo Holdings, Inc.* (Biotechnology)	1,332	1,532
Orion Marine Group, Inc.* (Construction & Engineering)	259	1,955
Oritani Financial Corp. (Thrifts & Mortgage Finance)	222	3,452

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	185	$10,010
Otter Tail Corp. (Electric Utilities)	185	8,862
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	555	1,748
Owens & Minor, Inc. (Health Care Providers & Services)	296	4,890
Oxford Immunotec Global PLC* (Health Care Equipment & Supplies)	185	3,003
P.H. Glatfelter Co. (Paper & Forest Products)	222	4,242
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	814	4,404
Pacific Premier Bancorp, Inc.* (Banks)	222	8,258
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	185	9,093
Palatin Technologies, Inc.* (Biotechnology)	2,146	2,141
Pandora Media, Inc.* (Entertainment)	1,147	10,908
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	185	3,774
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	259	2,512
Party City Holdco, Inc.* (Specialty Retail)	222	3,008
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	370	7,352
Patterson Cos., Inc. (Health Care Providers & Services)	370	9,047
Paylocity Holding Corp.* (Software)	148	11,887
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	259	12,681
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	222	2,005
PDL BioPharma, Inc.* (Biotechnology)	1,110	2,919
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	333	11,868
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	296	10,766
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	370	12,180
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	370	3,500
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	296	5,991
Perficient, Inc.* (IT Services)	185	4,930
Performance Food Group Co.* (Food & Staples Retailing)	444	14,785
Perspecta, Inc. (IT Services)	629	16,178
PGT, Inc.* (Building Products)	259	5,594
PHH Corp.* (Thrifts & Mortgage Finance)	259	2,846
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	407	4,009
Physicians Realty Trust (Equity Real Estate Investment Trusts)	777	13,100
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	555	10,506
Pier 1 Imports, Inc. (Specialty Retail)	740	1,110
Pieris Pharmaceuticals, Inc.* (Biotechnology)	444	2,486
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	222	7,479
Pioneer Energy Services Corp.* (Energy Equipment & Services)	592	1,746
Pitney Bowes, Inc. (Commercial Services & Supplies)	851	6,025
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	370	19,991
Plantronics, Inc. (Communications Equipment)	148	8,924
Plexus Corp.* (Electronic Equipment, Instruments & Components)	148	8,659
Plug Power, Inc.* (Electrical Equipment)	1,480	2,842
PNM Resources, Inc. (Electric Utilities)	333	13,137
PolyOne Corp. (Chemicals)	333	14,559
Portland General Electric Co. (Electric Utilities)	370	16,875
Portola Pharmaceuticals, Inc.* (Biotechnology)	296	7,882
Potlatch Corp. (Equity Real Estate Investment Trusts)	259	10,606
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	111	7,015
PQ Group Holdings, Inc.* (Chemicals)	222	3,878
PRA Group, Inc.* (Consumer Finance)	222	7,992
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	222	3,903
Presidio, Inc. (IT Services)	222	3,386
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	222	8,412
Primerica, Inc. (Insurance)	185	22,302
Primo Water Corp.* (Beverages)	185	3,339
Primoris Services Corp. (Construction & Engineering)	222	5,510
ProAssurance Corp. (Insurance)	259	12,160
Progenics Pharmaceuticals, Inc.* (Biotechnology)	444	2,784
Progress Software Corp. (Software)	222	7,834
ProPetro Holding Corp.* (Energy Equipment & Services)	370	6,101
PROS Holdings, Inc.* (Software)	148	5,183
Proteostasis Therapeutics, Inc.* (Biotechnology)	555	1,338
Prothena Corp. PLC* (Biotechnology)	259	3,388
Proto Labs, Inc.* (Machinery)	111	17,954
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	296	7,267
PTC Therapeutics, Inc.* (Biotechnology)	222	10,434
Puma Biotechnology, Inc.* (Biotechnology)	148	6,786
Q2 Holdings, Inc.* (Software)	148	8,961
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	222	9,473
Quad/Graphics, Inc. (Commercial Services & Supplies)	185	3,855
Qualys, Inc.* (Software)	148	13,187
Quanex Building Products Corp. (Building Products)	222	4,040
Quantenna Communications, Inc.* (Communications Equipment)	222	4,096
Quidel Corp.* (Health Care Equipment & Supplies)	148	9,645
QuinStreet, Inc.* (Interactive Media & Services)	259	3,515
Quorum Health Corp.* (Health Care Providers & Services)	370	2,168

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	407	$6,309
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	444	2,398
R1 RCM, Inc.* (Health Care Providers & Services)	555	5,639
Radian Group, Inc. (Thrifts & Mortgage Finance)	925	19,120
Radiant Logistics, Inc.* (Air Freight & Logistics)	481	2,843
Radius Health, Inc.* (Biotechnology)	185	3,293
RadNet, Inc.* (Health Care Providers & Services)	259	3,898
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	518	5,651
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	407	5,535
Rapid7, Inc.* (Software)	185	6,830
Raven Industries, Inc. (Industrial Conglomerates)	185	8,464
Rayonier Advanced Materials, Inc. (Chemicals)	296	5,455
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	296	7,888
Redfin Corp.* (Real Estate Management & Development)	333	6,227
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	370	6,009
Regenxbio, Inc.* (Biotechnology)	148	11,174
Regis Corp.* (Diversified Consumer Services)	222	4,535
Remark Holdings, Inc.* (Internet & Direct Marketing Retail)	370	1,180
Renasant Corp. (Banks)	222	9,149
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	222	6,394
Rent-A-Center, Inc.* (Specialty Retail)	259	3,724
Repligen Corp.* (Biotechnology)	185	10,260
Republic First Bancorp, Inc.* (Banks)	333	2,381
Resources Connection, Inc. (Professional Services)	185	3,071
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	481	8,980
Retrophin, Inc.* (Biotechnology)	185	5,315
REV Group, Inc. (Machinery)	185	2,905
Revance Therapeutics, Inc.* (Pharmaceuticals)	185	4,597
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	370	11,825
Rexnord Corp.* (Machinery)	444	13,675
Ribbon Communications, Inc.* (Communications Equipment)	407	2,780
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,036	3,326
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	333	3,300
Rite Aid Corp.* (Food & Staples Retailing)	4,736	6,062
RLI Corp. (Insurance)	185	14,537
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	740	16,302
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	444	1,874
Roku, Inc.* (Household Durables)	185	13,511
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	592	11,147
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	518	2,331
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	148	3,619
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	148	5,818
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	148	4,669
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	185	15,941
S&T Bancorp, Inc. (Banks)	148	6,417
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	740	17,109
Safe Bulkers, Inc.* (Marine)	555	1,598
Saia, Inc.* (Road & Rail)	111	8,486
SailPoint Technologies Holding, Inc.* (Software)	185	6,294
Sally Beauty Holdings, Inc.* (Specialty Retail)	555	10,206
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	629	1,447
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	185	2,011
Sandy Spring Bancorp, Inc. (Banks)	148	5,818
Sangamo BioSciences, Inc.* (Biotechnology)	481	8,153
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	296	8,170
Savara, Inc.* (Biotechnology)	222	2,478
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	111	4,429
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	148	4,003
Scholastic Corp. (Media)	148	6,910
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	148	5,670
Science Applications International Corp. (IT Services)	185	14,911
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	222	5,639
Scorpio Bulkers, Inc. (Marine)	407	2,951
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	1,591	3,198
Seacoast Banking Corp. of Florida* (Banks)	222	6,482
Sears Holdings Corp.* (Multiline Retail)	703	680
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	259	8,140
Select Energy Services, Inc.* (Energy Equipment & Services)	259	3,067
Select Income REIT (Equity Real Estate Investment Trusts)	296	6,494
Select Medical Holdings Corp.* (Health Care Providers & Services)	481	8,850
Selective Insurance Group, Inc. (Insurance)	259	16,447
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	370	8,159
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	259	14,400

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	518	$2,471
Sensient Technologies Corp. (Chemicals)	185	14,154
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	148	7,029
ServiceSource International, Inc.* (IT Services)	629	1,793
ServisFirst Bancshares, Inc. (Banks)	222	8,691
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	111	6,994
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	222	8,602
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	407	5,657
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	148	9,752
SIGA Technologies, Inc.* (Pharmaceuticals)	407	2,804
Signet Jewelers, Ltd. (Specialty Retail)	259	17,077
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	185	16,983
Simmons First National Corp. - Class A (Banks)	407	11,986
Simply Good Foods Co. (The)* (Food Products)	333	6,477
Simpson Manufacturing Co., Inc. (Building Products)	185	13,405
Sinclair Broadcast Group, Inc. - Class A (Media)	333	9,441
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	185	13,938
SkyWest, Inc. (Airlines)	222	13,076
Sleep Number Corp.* (Specialty Retail)	185	6,804
Solaris Oilfield Infrastructure, Inc.* (Energy Equipment & Services)	185	3,495
Sonic Corp. (Hotels, Restaurants & Leisure)	185	8,018
Sorrento Therapeutics, Inc.* (Biotechnology)	555	2,442
Sotheby’s* - Class A (Diversified Consumer Services)	185	9,100
South Jersey Industries, Inc. (Gas Utilities)	370	13,050
South State Corp. (Banks)	148	12,136
Southside Bancshares, Inc. (Banks)	148	5,150
Southwest Gas Corp. (Gas Utilities)	185	14,621
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	2,516	12,856
Spark Therapeutics, Inc.* (Biotechnology)	148	8,073
Spartan Motors, Inc. (Machinery)	222	3,275
SpartanNash Co. (Food & Staples Retailing)	185	3,711
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	444	7,459
Spire, Inc. (Gas Utilities)	222	16,328
Spirit Airlines, Inc.* (Airlines)	296	13,903
Spirit MTA REIT (Equity Real Estate Investment Trusts)	296	3,410
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	370	2,165
SPX Corp.* (Machinery)	185	6,162
SPX FLOW, Inc.* (Machinery)	185	9,620
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,073	9,539
STAAR Surgical Co.* (Health Care Equipment & Supplies)	185	8,880
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	407	11,193
State Bank Financial Corp. (Banks)	185	5,583
Steelcase, Inc. - Class A (Commercial Services & Supplies)	407	7,530
Stemline Therapeutics, Inc.* (Biotechnology)	185	3,071
Sterling Construction Co., Inc.* (Construction & Engineering)	185	2,649
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	259	13,701
Stifel Financial Corp. (Capital Markets)	296	15,172
Stoneridge, Inc.* (Auto Components)	148	4,399
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	259	5,985
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	481	6,508
Summit Materials, Inc.* - Class A (Construction Materials)	481	8,745
Sun Hydraulics Corp. (Machinery)	148	8,107
SunCoke Energy, Inc.* (Metals & Mining)	333	3,869
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	407	2,971
Sunrun, Inc.* (Electrical Equipment)	444	5,523
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	962	15,738
Superior Energy Services, Inc.* (Energy Equipment & Services)	740	7,208
Superior Industries International, Inc. (Auto Components)	148	2,523
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	222	11,178
SUPERVALU, Inc.* (Food & Staples Retailing)	222	7,153
Sykes Enterprises, Inc.* (IT Services)	185	5,641
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	148	6,752
Syneos Health, Inc.* (Life Sciences Tools & Services)	259	13,351
Synergy Pharmaceuticals, Inc.* (Biotechnology)	1,628	2,768
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	111	9,402
Syntel, Inc.* (IT Services)	185	7,581
Syros Pharmaceuticals, Inc.* (Biotechnology)	222	2,644
T2 Biosystems, Inc.* (Biotechnology)	259	1,930
Tahoe Resources, Inc.* (Metals & Mining)	1,480	4,129
Tailored Brands, Inc. (Specialty Retail)	222	5,592
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	222	9,510
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	407	9,312
Taylor Morrison Home Corp.* - Class A (Household Durables)	481	8,677
Team, Inc.* (Commercial Services & Supplies)	185	4,163
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	148	10,592
Teekay Corp. (Oil, Gas & Consumable Fuels)	444	2,993

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	1,813	$1,791
TEGNA, Inc. (Media)	962	11,506
Teladoc, Inc.* (Health Care Technology)	259	22,365
Telaria, Inc.* (Software)	481	1,823
Telenav, Inc.* (Software)	333	1,682
Teligent, Inc.* (Pharmaceuticals)	518	2,046
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	444	3,983
Tenet Healthcare Corp.* (Health Care Providers & Services)	370	10,530
Tenneco, Inc. (Auto Components)	222	9,355
Terraform Power, Inc. - Class A (Independent Power and Renewable Electricity Producers)	407	4,701
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	259	9,764
Tetra Tech, Inc. (Commercial Services & Supplies)	222	15,162
TETRA Technologies, Inc.* (Energy Equipment & Services)	777	3,504
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	518	1,430
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	296	20,510
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	185	2,368
TG Therapeutics, Inc.* (Biotechnology)	333	1,865
The Andersons, Inc. (Food & Staples Retailing)	148	5,572
The Bancorp, Inc.* (Banks)	333	3,193
The Brink’s Co. (Commercial Services & Supplies)	222	15,484
The Buckle, Inc. (Specialty Retail)	148	3,411
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	185	9,905
The E.W. Scripps Co. - Class A (Media)	259	4,274
The Ensign Group, Inc. (Health Care Providers & Services)	222	8,418
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	518	13,033
The Greenbrier Cos., Inc. (Machinery)	148	8,895
The Hackett Group, Inc. (IT Services)	185	3,728
The KEYW Holding Corp.* (Aerospace & Defense)	333	2,884
The Manitowoc Co., Inc.* (Machinery)	185	4,438
The Medicines Co.* (Pharmaceuticals)	296	8,853
The Meet Group, Inc.* (Interactive Media & Services)	592	2,930
The New York Times Co. - Class A (Media)	555	12,848
The St Joe Co.* (Real Estate Management & Development)	222	3,730
TherapeuticsMD, Inc.* (Pharmaceuticals)	851	5,583
Theravance Biopharma, Inc.* (Pharmaceuticals)	222	7,253
Thermon Group Holdings, Inc.* (Electrical Equipment)	185	4,769
Third Point Reinsurance, Ltd.* (Insurance)	407	5,291
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	222	5,350
Tile Shop Holdings, Inc. (Specialty Retail)	333	2,381
TimkenSteel Corp.* (Metals & Mining)	222	3,301
Tiptree Financial, Inc. - Class A (Insurance)	296	1,939
Titan International, Inc. (Machinery)	296	2,196
Tivity Health, Inc.* (Health Care Providers & Services)	185	5,948
TiVo Corp. (Software)	555	6,910
TopBuild Corp.* (Household Durables)	148	8,409
TowneBank (Banks)	296	9,132
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	185	3,704
Trade Desk, Inc. (The)* (Software)	148	22,334
TransEnterix, Inc.* (Health Care Equipment & Supplies)	925	5,365
Travelport Worldwide, Ltd. (IT Services)	555	9,363
Tredegar Corp. (Chemicals)	148	3,204
Trex Co., Inc.* (Building Products)	259	19,939
TRI Pointe Group, Inc.* (Household Durables)	666	8,258
TriMas Corp.* (Machinery)	222	6,749
TriNet Group, Inc.* (Professional Services)	185	10,419
Trinseo SA (Chemicals)	185	14,486
Triton International, Ltd./Bermuda (Trading Companies & Distributors)	259	8,617
Triumph Group, Inc. (Aerospace & Defense)	259	6,035
Tronox, Ltd. - Class A (Chemicals)	444	5,306
TrueBlue, Inc.* (Professional Services)	222	5,783
TrueCar, Inc.* (Interactive Media & Services)	481	6,782
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	518	4,403
Trustmark Corp. (Banks)	296	9,960
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	444	7,064
Tupperware Brands Corp. (Household Durables)	222	7,426
Tutor Perini Corp.* (Construction & Engineering)	222	4,174
Tyme Technologies, Inc.* (Biotechnology)	518	1,440
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	333	6,270
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	222	2,786
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,221	1,368
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	185	14,123
UMB Financial Corp. (Banks)	185	13,117
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	222	3,472
Union Bankshares Corp. (Banks)	296	11,405
Unisys Corp.* (IT Services)	296	6,038
Unit Corp.* (Energy Equipment & Services)	259	6,750
United Bankshares, Inc. (Banks)	407	14,794
United Community Banks, Inc. (Banks)	333	9,287
United Community Financial Corp. (Thrifts & Mortgage Finance)	296	2,862
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	259	4,359
United Natural Foods, Inc.* (Food & Staples Retailing)	222	6,649
Universal Corp. (Tobacco)	111	7,215

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Universal Forest Products, Inc. (Building Products)	259	$9,150
Universal Insurance Holdings, Inc. (Insurance)	148	7,185
Univest Corp. of Pennsylvania (Banks)	148	3,915
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,406	2,418
Urban Edge Properties (Equity Real Estate Investment Trusts)	481	10,620
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	185	3,939
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	296	2,131
Valhi, Inc. (Chemicals)	333	759
Valley National Bancorp (Banks)	1,332	14,985
Vanda Pharmaceuticals, Inc.* (Biotechnology)	259	5,944
Varex Imaging Corp.* (Health Care Equipment & Supplies)	185	5,302
Varonis Systems, Inc.* (Software)	111	8,131
Vector Group, Ltd. (Tobacco)	444	6,121
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	259	2,655
Veracyte, Inc.* (Biotechnology)	222	2,120
Verastem, Inc.* (Biotechnology)	370	2,683
Vericel Corp.* (Biotechnology)	259	3,665
Verint Systems, Inc.* (Software)	259	12,976
Verso Corp.* - Class A (Paper & Forest Products)	185	6,229
ViaSat, Inc.* (Communications Equipment)	222	14,197
Viavi Solutions, Inc.* (Communications Equipment)	999	11,329
ViewRay, Inc.* (Health Care Equipment & Supplies)	370	3,463
Viking Therapeutics, Inc.* (Biotechnology)	296	5,156
VirnetX Holding Corp.* (Software)	592	2,753
Virtusa Corp.* (IT Services)	148	7,949
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	555	11,294
Vista Outdoor, Inc.* (Leisure Products)	296	5,295
Vital Therapies, Inc.* (Biotechnology)	333	92
Vivint Solar, Inc.* (Electrical Equipment)	370	1,924
Vocera Communications, Inc.* (Health Care Technology)	148	5,414
Vonage Holdings Corp.* (Diversified Telecommunication Services)	962	13,622
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	555	5,350
Wabash National Corp. (Machinery)	296	5,396
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	370	7,837
WageWorks, Inc.* (Professional Services)	185	7,909
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	111	5,870
Warrior Met Coal, Inc. (Metals & Mining)	185	5,002
Washington Federal, Inc. (Thrifts & Mortgage Finance)	370	11,840
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	888	6,482
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	333	10,206
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	185	3,173
Watts Water Technologies, Inc. - Class A (Machinery)	111	9,213
Web.com Group, Inc.* (IT Services)	222	6,194
Weight Watchers International, Inc.* (Diversified Consumer Services)	148	10,655
Werner Enterprises, Inc. (Road & Rail)	222	7,848
WesBanco, Inc. (Banks)	185	8,247
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	333	3,746
Westamerica Bancorp (Banks)	111	6,678
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	259	2,595
Western New England BanCorp, Inc. (Thrifts & Mortgage Finance)	222	2,398
Whitestone REIT (Equity Real Estate Investment Trusts)	259	3,595
WideOpenWest, Inc.* (Media)	259	2,903
Wildhorse Resource Development Corp.* (Oil, Gas & Consumable Fuels)	148	3,499
William Lyon Homes* - Class A (Household Durables)	185	2,940
Willscot Corp.* (Construction & Engineering)	222	3,807
Windstream Holdings, Inc.* (Diversified Telecommunication Services)	370	1,813
Wingstop, Inc. (Hotels, Restaurants & Leisure)	148	10,104
Winnebago Industries, Inc. (Automobiles)	148	4,906
WisdomTree Investments, Inc. (Capital Markets)	592	5,020
WMIH Corp.* (Thrifts & Mortgage Finance)	1,739	2,417
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	407	15,893
Woodward, Inc. (Machinery)	222	17,951
Workiva, Inc.* (Software)	148	5,846
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	333	9,217
World Wrestling Entertainment, Inc. - Class A (Entertainment)	185	17,895
Worthington Industries, Inc. (Metals & Mining)	185	8,022
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	444	12,885
WSFS Financial Corp. (Thrifts & Mortgage Finance)	148	6,978
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	296	4,224
Xencor, Inc.* (Biotechnology)	222	8,651
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	481	11,400
XO Group, Inc.* (Interactive Media & Services)	148	5,103
Xperi Corp. (Semiconductors & Semiconductor Equipment)	259	3,846
Yelp, Inc.* (Interactive Media & Services)	333	16,384
Yext, Inc.* (Software)	370	8,769
YRC Worldwide, Inc.* (Road & Rail)	259	2,326
ZAGG, Inc.* (Household Durables)	185	2,729
Zion Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	592	758
ZIOPHARM Oncology, Inc.* (Biotechnology)	925	2,960

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
ZixCorp.* (Software)	444	$2,464
Zogenix, Inc.* (Pharmaceuticals)	148	7,341
Zomedica Pharmaceuticals Corp.* (Pharmaceuticals)	814	1,522

TOTAL COMMON STOCKS (Cost $5,671,040)		8,682,457

Contingent Right (NM)
A. Schulman, Inc.*^+(a) (Chemicals)	148	296

TOTAL CONTINGENT RIGHT (Cost $296)		296

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance*^+ (Metals & Mining)	510	$—
TOTAL TRUST (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements (b)(c) (59.7%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $19,413,412	$19,410,000	$19,410,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,410,000)		19,410,000

TOTAL INVESTMENT SECURITIES (Cost $25,081,336) - 86.4%		28,092,753
Net other assets (liabilities) - 13.6%		4,431,626

NET ASSETS - 100.0%		$32,524,379

*                             Non-income producing security.

^                              The Advisor has deemed these securities to be illiquid.  As of September 30, 2018, these securities represented less than 0.005% of the net assets of the Fund.

+                             These securities were fair valued based on procedures approved by the Board of Trustees.  As of September 30, 2018, these securities represented less than 0.005% of the net assets of the Fund.

(a)                     No explicit expiration date, expiration is subject to contingencies.  In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired.  Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made by A. Schulman, Inc.

(b)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2018, the aggregate amount held in a segregated account was $4,201,000.

(c)                      The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	46	12/24/18	$3,912,760	$(47,237)

Total Return Swap Agreements - Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	10/29/18	2.25%	$13,128,453	$38,945
Russell 2000 Index	Goldman Sachs International	10/29/18	2.45%	17,945,663	64,250
				$31,074,116	$103,195
iShares Russell 2000 ETF	UBS AG	10/29/18	2.00%	11,620,032	24,530
Russell 2000 Index	UBS AG	10/29/18	2.20%	9,711,988	16,679
				$21,332,020	$41,209
				$52,406,136	$144,404

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraSmall-Cap invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$117,278	0.4%
Air Freight & Logistics	31,139	0.1%
Airlines	35,881	0.1%
Auto Components	87,340	0.3%
Automobiles	4,906	NM
Banks	705,203	2.1%
Beverages	4,883	NM
Biotechnology	627,569	1.9%
Building Products	115,074	0.4%
Capital Markets	93,698	0.3%
Chemicals	174,213	0.5%
Commercial Services & Supplies	210,564	0.6%
Communications Equipment	156,953	0.5%
Construction & Engineering	101,203	0.3%
Construction Materials	8,745	NM
Consumer Finance	58,359	0.2%
Containers & Packaging	10,258	NM
Distributors	7,539	NM
Diversified Consumer Services	66,182	0.2%
Diversified Financial Services	19,939	0.1%
Diversified Telecommunication Services	59,146	0.2%
Electric Utilities	97,586	0.3%
Electrical Equipment	62,084	0.2%
Electronic Equipment, Instruments & Components	195,605	0.6%
Energy Equipment & Services	177,619	0.5%
Entertainment	54,212	0.2%
Equity Real Estate Investment Trusts	611,058	1.9%
Food & Staples Retailing	43,932	0.1%
Food Products	57,184	0.2%
Gas Utilities	89,223	0.3%
Health Care Equipment & Supplies	325,806	1.0%
Health Care Providers & Services	173,820	0.5%
Health Care Technology	105,603	0.3%
Hotels, Restaurants & Leisure	217,059	0.7%
Household Durables	129,985	0.4%
Household Products	6,131	NM
Independent Power and Renewable Electricity Producers	33,489	0.1%
Industrial Conglomerates	8,464	NM
Insurance	194,814	0.6%
Interactive Media & Services	61,766	0.2%
Internet & Direct Marketing Retail	69,912	0.2%
IT Services	225,249	0.7%
Leisure Products	28,332	0.1%
Life Sciences Tools & Services	55,309	0.2%
Machinery	309,421	0.9%
Marine	16,571	0.1%
Media	136,005	0.3%
Metals & Mining	113,951	0.4%
Mortgage Real Estate Investment Trusts	110,949	0.3%
Multiline Retail	32,571	0.1%
Multi-Utilities	39,014	0.1%
Oil, Gas & Consumable Fuels	293,841	0.9%
Paper & Forest Products	52,158	0.2%
Personal Products	10,263	NM
Pharmaceuticals	216,061	0.7%
Professional Services	115,822	0.4%
Real Estate Management & Development	29,748	0.1%
Road & Rail	50,553	0.2%
Semiconductors & Semiconductor Equipment	241,513	0.7%
Software	473,913	1.5%
Specialty Retail	250,809	0.8%
Technology Hardware, Storage & Peripherals	36,007	0.1%
Textiles, Apparel & Luxury Goods	68,317	0.2%
Thrifts & Mortgage Finance	193,341	0.6%
Tobacco	16,351	0.1%
Trading Companies & Distributors	113,721	0.3%
Water Utilities	18,573	0.1%
Wireless Telecommunication Services	22,966	0.1%
Other**	23,841,626	73.3%
Total	$32,524,379	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                     Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2018 :: ProFund VP Utilities ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.8%)
ALLETE, Inc. (Electric Utilities)	1,931	$144,844
Alliant Energy Corp. (Electric Utilities)	8,784	373,935
Ameren Corp. (Multi-Utilities)	9,170	579,727
American Electric Power Co., Inc. (Electric Utilities)	18,520	1,312,698
American Water Works Co., Inc. (Water Utilities)	6,780	596,437
Aqua America, Inc. (Water Utilities)	6,687	246,750
Atmos Energy Corp. (Gas Utilities)	4,181	392,638
Avangrid, Inc. (Electric Utilities)	2,089	100,126
Avista Corp. (Multi-Utilities)	2,467	124,732
Black Hills Corp. (Multi-Utilities)	2,016	117,109
CenterPoint Energy, Inc. (Multi-Utilities)	16,218	448,428
CMS Energy Corp. (Multi-Utilities)	10,644	521,556
Consolidated Edison, Inc. (Multi-Utilities)	11,690	890,661
Dominion Resources, Inc. (Multi-Utilities)	24,621	1,730,363
DTE Energy Co. (Multi-Utilities)	6,829	745,249
Duke Energy Corp. (Electric Utilities)	26,768	2,141,975
Edison International (Electric Utilities)	12,245	828,742
El Paso Electric Co. (Electric Utilities)	1,530	87,516
Entergy Corp. (Electric Utilities)	6,794	551,197
Evergy, Inc. (Electric Utilities)	10,208	560,623
Eversource Energy (Electric Utilities)	11,905	731,443
Exelon Corp. (Electric Utilities)	33,511	1,463,090
FirstEnergy Corp. (Electric Utilities)	18,262	678,799
Hawaiian Electric Industries, Inc. (Electric Utilities)	4,092	145,634
IDACORP, Inc. (Electric Utilities)	1,894	187,942
MDU Resources Group, Inc. (Multi-Utilities)	7,366	189,233
National Fuel Gas Co. (Gas Utilities)	3,229	181,018
New Jersey Resources Corp. (Gas Utilities)	3,317	152,914
NextEra Energy, Inc. (Electric Utilities)	17,723	2,970,375
NiSource, Inc. (Multi-Utilities)	13,643	339,984
NorthWestern Corp. (Multi-Utilities)	1,892	110,985
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	11,402	426,435
ONE Gas, Inc. (Gas Utilities)	1,975	162,503
PG&E Corp.* (Electric Utilities)	19,433	894,112
Pinnacle West Capital Corp. (Electric Utilities)	4,210	333,348
PNM Resources, Inc. (Electric Utilities)	2,994	118,113
Portland General Electric Co. (Electric Utilities)	3,354	152,976
PPL Corp. (Electric Utilities)	26,286	769,128
Public Service Enterprise Group, Inc. (Multi-Utilities)	18,987	1,002,324
SCANA Corp. (Multi-Utilities)	5,357	208,334
Sempra Energy (Multi-Utilities)	10,276	1,168,894
South Jersey Industries, Inc. (Gas Utilities)	3,212	113,287
Southwest Gas Corp. (Gas Utilities)	1,846	145,889
Spire, Inc. (Gas Utilities)	1,905	140,113
The AES Corp. (Independent Power and Renewable Electricity Producers)	24,863	348,082
The Southern Co. (Electric Utilities)	32,611	1,421,840
UGI Corp. (Gas Utilities)	6,532	362,395
Vectren Corp. (Multi-Utilities)	3,119	222,977
Vistra Energy Corp.* (Independent Power and Renewable Electricity Producers)	15,198	378,126
WEC Energy Group, Inc. (Multi-Utilities)	11,858	791,640
Xcel Energy, Inc. (Electric Utilities)	19,131	903,175
TOTAL COMMON STOCKS (Cost $10,613,580)		29,710,414

	Principal Amount	Value
Repurchase Agreements(a) (0.3%)
Repurchase Agreements with various counterparties, rates 2.05%-2.17%, dated 9/28/18, due 10/1/18, total to be received $92,016	$92,000	$92,000
TOTAL REPURCHASE AGREEMENTS (Cost $92,000)		92,000

TOTAL INVESTMENT SECURITIES (Cost $10,705,580) - 100.1%		29,802,414
Net other assets (liabilities) - (0.1)%		(27,109)

NET ASSETS - 100.0%		$29,775,305

*                                         Non-income producing security.

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Utilities invested in the following industries as of September 30, 2018:

	Value	% of Net Assets
Electric Utilities	$16,871,631	56.7%
Gas Utilities	1,650,757	5.5%
Independent Power and Renewable Electricity Producers	1,152,643	3.9%
Multi-Utilities	9,192,196	30.9%
Water Utilities	843,187	2.8%
Other**	64,891	0.2%
Total	$29,775,305	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

: : Notes to Schedules of Portfolio Investments : : September 30, 2018 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying Schedules of Portfolio Investments relate to the following portfolios of the Trust included in this form (collectively, the “ProFunds VP” and individually, a “ProFund VP”):

Classic ProFunds VP:

ProFund VP Asia 30	ProFund VP Large-Cap Value
ProFund VP Bull	ProFund VP Mid-Cap
ProFund VP Dow 30	ProFund VP Mid-Cap Growth
ProFund VP Emerging Markets	ProFund VP Mid-Cap Value
ProFund VP Europe 30	ProFund VP Nasdaq-100
ProFund VP International	ProFund VP Small-Cap
ProFund VP Japan	ProFund VP Small-Cap Growth
ProFund VP Large-Cap Growth	ProFund VP Small-Cap Value

Ultra ProFunds VP:

ProFund VP UltraBull	ProFund VP UltraNasdaq-100
ProFund VP UltraMid-Cap	ProFund VP UltraSmall-Cap

Inverse ProFunds VP:

ProFund VP Bear	ProFund VP Short Nasdaq-100
ProFund VP Short Dow 30	ProFund VP Short Small-Cap
ProFund VP Short Emerging Markets	ProFund VP UltraShort Dow 30
ProFund VP Short International	ProFund VP UltraShort Nasdaq-100
ProFund VP Short Mid-Cap

Sector ProFunds VP:

ProFund VP Banks	ProFund VP Oil & Gas
ProFund VP Basic Materials	ProFund VP Pharmaceuticals
ProFund VP Biotechnology	ProFund VP Precious Metals
ProFund VP Consumer Goods	ProFund VP Real Estate
ProFund VP Consumer Services	ProFund VP Semiconductor
ProFund VP Financials	ProFund VP Technology
ProFund VP Health Care	ProFund VP Telecommunications
ProFund VP Industrials	ProFund VP Utilities
ProFund VP Internet

Non-Equity ProFunds VP:

ProFund VP Falling U.S. Dollar	ProFund VP U.S. Government Plus
ProFund VP Rising Rates Opportunity

Money Market ProFund VP:

ProFund VP Government Money Market

The ProFunds VP, excluding ProFund VP Government Money Market, are referred to as the “non-money market ProFunds VP.” Each non-money market ProFund VP, other than ProFund VP Consumer Services, ProFund VP Europe 30, ProFund VP Industrials, ProFund VP Large-Cap Growth, ProFund VP Large-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Real Estate, ProFund VP Small-Cap Growth, ProFund VP Small-Cap Value, and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

September 30, 2018 (unaudited) : : Notes to Schedules of Portfolio Investments : :

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its Schedule of Portfolio Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of September 30, 2018, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

	HSBC Securities (USA), Inc.,	NatWest Markets Securities, Inc.,	RBC Capital Markets, LLC,	Societe’ Generale,	UMB Bank N.A.,
	2.05%	2.17%	2.05%	2.15%	2.17%
	dated 9/28/18,	dated 9/28/18,	dated 9/28/18,	dated 9/28/18,	dated 9/28/18,
Fund Name	due 10/1/18(1)	due 10/1/18(2)	due 10/1/18(3)	due 10/1/18(4)	due 10/1/18(5)
ProFund VP Asia 30	$—	$—	$—	$—	$1,000
ProFund VP Banks	—	1,000	1,000	1,000	2,000
ProFund VP Bear	662,000	795,000	914,000	1,060,000	48,000
ProFund VP Biotechnology	63,000	75,000	87,000	101,000	6,000
ProFund VP Bull	4,235,000	5,084,000	5,846,000	6,779,000	275,000
ProFund VP Dow 30	76,000	91,000	106,000	123,000	11,000
ProFund VP Emerging Markets	90,000	109,000	124,000	144,000	12,000
ProFund VP Falling U.S. Dollar	155,000	187,000	214,000	249,000	15,000
ProFund VP Financials	12,000	15,000	17,000	20,000	3,000
ProFund VP Government Money Market	29,703,000	35,644,000	40,990,000	47,525,000	1,885,000
ProFund VP Health Care	28,000	33,000	38,000	44,000	4,000
ProFund VP International	1,384,000	1,660,000	1,911,000	2,214,000	97,000
ProFund VP Japan	2,013,000	2,416,000	2,779,000	3,222,000	130,000
ProFund VP Large-Cap Growth	36,000	43,000	50,000	58,000	4,000
ProFund VP Mid-Cap	1,859,000	2,232,000	2,566,000	2,976,000	123,000
ProFund VP Mid-Cap Growth	10,000	12,000	14,000	16,000	2,000
ProFund VP Mid-Cap Value	7,000	8,000	10,000	11,000	3,000
ProFund VP Nasdaq-100	5,640,000	6,768,000	7,784,000	9,024,000	365,000
ProFund VP Oil & Gas	68,000	82,000	95,000	110,000	6,000
ProFund VP Pharmaceuticals	10,000	12,000	14,000	17,000	3,000
ProFund VP Precious Metals	3,214,000	3,858,000	4,437,000	5,145,000	209,000
ProFund VP Rising Rates Opportunity	1,757,000	2,110,000	2,426,000	2,813,000	119,000

: : Notes to Schedules of Portfolio Investments : : September 30, 2018 (unaudited)

	HSBC Securities (USA), Inc.,	NatWest Markets Securities, Inc.,	RBC Capital Markets, LLC,	Societe’ Generale,	UMB Bank N.A.,
	2.05%	2.17%	2.05%	2.15%	2.17%
	dated 9/28/18,	dated 9/28/18,	dated 9/28/18,	dated 9/28/18,	dated 9/28/18,
Fund Name	due 10/1/18(1)	due 10/1/18(2)	due 10/1/18(3)	due 10/1/18(4)	due 10/1/18(5)
ProFund VP Short Dow 30	$1,000	$2,000	$2,000	$3,000	$5,000
ProFund VP Short Emerging Markets	524,000	629,000	724,000	838,000	39,000
ProFund VP Short International	133,000	160,000	184,000	214,000	16,000
ProFund VP Short Mid-Cap	23,000	29,000	33,000	39,000	8,000
ProFund VP Short Nasdaq-100	446,000	536,000	616,000	715,000	39,000
ProFund VP Short Small-Cap	377,000	452,000	520,000	604,000	30,000
ProFund VP Small-Cap	2,617,000	3,141,000	3,612,000	4,189,000	173,000
ProFund VP Small-Cap Growth	4,000	5,000	6,000	7,000	1,000
ProFund VP Small-Cap Value	36,000	44,000	51,000	59,000	4,000
ProFund VP Telecommunications	13,000	15,000	18,000	21,000	2,000
ProFund VP U.S. Government Plus	2,261,000	2,713,000	3,120,000	3,618,000	152,000
ProFund VP UltraBull	749,000	898,000	1,033,000	1,199,000	52,000
ProFund VP UltraMid-Cap	1,536,000	1,843,000	2,120,000	2,459,000	105,000
ProFund VP UltraNasdaq-100	3,905,000	4,687,000	5,391,000	6,251,000	256,000
ProFund VP UltraShort Dow 30	—	1,000	1,000	1,000	3,000
ProFund VP UltraShort Nasdaq-100	1,764,000	2,116,000	2,435,000	2,823,000	118,000
ProFund VP UltraSmall-Cap	3,699,000	4,441,000	5,107,000	5,920,000	243,000
ProFund VP Utilities	17,000	21,000	24,000	28,000	2,000
	$69,127,000	$82,968,000	$95,420,000	$110,640,000	$4,571,000

Each repurchase agreement was fully collateralized by U.S. government securities as of September 30, 2018 as follows:

(1)                   U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at September 30, 2018, 3.19%, due 2/15/43, total value $70,511,916.

(2)                   U.S. Treasury Notes, 2.00%, due 11/15/26, total value $84,631,010.

(3)                   U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/20, total value $97,332,682.

(4)                   U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/20, total value $112,857,847.

(5)                   U.S. Treasury Notes, 1.125% to 1.625%, due 12/31/19 to 5/15/26, which had an aggregate value of $4,666,056.

Depositary Receipts

Certain non-money market ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain non-money market ProFunds VP may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the quarter ended September 30, 2018, gained exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

In connection with its management of certain series of the Trust included in this report (ProFund VP UltraShort Dow 30 and ProFund VP UltraShort Nasdaq-100 (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections

September 30, 2018 (unaudited) : : Notes to Schedules of Portfolio Investments : :

and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain risks related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund VP’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund VP will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

: : Notes to Schedules of Portfolio Investments : : September 30, 2018 (unaudited)

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Schedule of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the respective ProFund VP. Similarly, the ProFund VP Falling U.S. Dollar has sought to mitigate credit risk by generally requiring that the counterparties to the ProFund VP post collateral for the benefit of the ProFund VP in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP Falling U.S. Dollar may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP Falling U.S. Dollar may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP Falling U.S. Dollar will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of September 30, 2018, there was no collateral posted by counterparties.

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. On a typical long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund VP reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund VP has valued the asset may be considered to be illiquid for purposes of a ProFund VP’s illiquid investment limitations.

A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP’s rights as a creditor. A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such

September 30, 2018 (unaudited) : : Notes to Schedules of Portfolio Investments : :

ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP’s custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP’s ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of September 30, 2018, the collateral posted by counterparties consisted of U.S. Treasury securities.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform.  If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP’s transactions in swap agreements.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules introduced two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN. The ProFunds’ VP compliance date for Form N-PORT was June 1, 2018, and the ProFunds VP will make their initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ended June 30, 2018, the ProFunds VP were required to maintain and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file Form N-PORT with the SEC for the period ending March 31, 2019. The ProFunds’ VP compliance date for Form N-CEN was June 1, 2018, and the ProFunds’ VP will make their initial filing on Form N-CEN for the year ending December 31, 2018. Form N-CEN will replace Form N-SAR filings. The ProFunds’ VP adoption of these amendments had no effect on the ProFunds’ VP net assets or results of operations.

Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, “Fair Value Measurements” (ASU 2018-13). This update makes certain removals from, changes to, and additions to existing disclosure requirements for fair value measurement.  ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is evaluating any impact ASU 2018-13 may have on the ProFunds’ VP financial statement disclosures.

3.    Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP (observable inputs) and the ProFunds’ VP own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

Level 1–quoted prices in active markets for identical assets

Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3–significant unobservable inputs (including the ProFunds VPs’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.  Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in

: : Notes to Schedules of Portfolio Investments : : September 30, 2018 (unaudited)

transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the Nasdaq National Market System (“Nasdaq/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. For the ProFund VP Government Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security.  While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the period ended September 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of September 30, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Asia 30
Common Stocks	$24,616,876	$—	$—	$—	$24,616,876	$—
Repurchase Agreements	—	—	1,000	—	1,000	—
Total	$24,616,876	$—	$1,000	$—	$24,617,876	$—

ProFund VP Banks
Common Stocks	$7,361,101	$—	$—	$—	$7,361,101	$—
Repurchase Agreements	—	—	5,000	—	5,000	—
Swap Agreements	—	—	—	(258)	—	(258)
Total	$7,361,101	$—	$5,000	$(258)	$7,366,101	$(258)

ProFund VP Basic Materials
Common Stocks	$16,175,427	$—	$—	$—	$16,175,427	$—
Total	$16,175,427	$—	$—	$—	$16,175,427	$—

September 30, 2018 (unaudited) : : Notes to Schedules of Portfolio Investments : :

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bear
Repurchase Agreements	$—	$—	$3,479,000	$—	$3,479,000	$—
Futures Contracts	—	(7,675)	—	—	—	(7,675)
Swap Agreements	—	—	—	82	—	82
Total	$—	$(7,675)	$3,479,000	$82	$3,479,000	$(7,593)

ProFund VP Biotechnology
Common Stocks	$59,836,281	$—	$—	$—	$59,836,281	$—
Repurchase Agreements	—	—	332,000	—	332,000	—
Swap Agreements	—	—	—	(1,200)	—	(1,200)
Total	$59,836,281	$—	$332,000	$(1,200)	$60,168,281	$(1,200)

ProFund VP Bull
Common Stocks	$50,515,284	$—	$—	$—	$50,515,284	$—
Repurchase Agreements	—	—	22,219,000	—	22,219,000	—
Futures Contracts	—	107,174	—	—	—	107,174
Swap Agreements	—	—	—	(650)	—	(650)
Total	$50,515,284	$107,174	$22,219,000	$(650)	$72,734,284	$106,524

ProFund VP Consumer Goods
Common Stocks	$11,123,286	$—	$—	$—	$11,123,286	$—
Total	$11,123,286	$—	$—	$—	$11,123,286	$—

ProFund VP Consumer Services
Common Stocks	$33,651,869	$—	$—	$—	$33,651,869	$—
Total	$33,651,869	$—	$—	$—	$33,651,869	$—

ProFund VP Dow 30
Repurchase Agreements	$—	$—	$407,000	$—	$407,000	$—
Swap Agreements	—	—	—	243	—	243
Total	$—	$—	$407,000	$243	$407,000	$243

ProFund VP Emerging Markets
Common Stocks	$16,631,357	$—	$—	$—	$16,631,357	$—
Preferred Stocks	332,021	—	—	—	332,021	—
Repurchase Agreements	—	—	479,000	—	479,000	—
Swap Agreements	—	—	—	(2,886)	—	(2,886)
Total	$16,963,378	$—	$479,000	$(2,886)	$17,442,378	$(2,886)

ProFund VP Europe 30
Common Stocks	$23,451,698	$—	$—	$—	$23,451,698	$—
Total	$23,451,698	$—	$—	$—	$23,451,698	$—

ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$820,000	$—	$820,000	$—
Forward Currency Contracts	—	—	—	(1,732)	—	(1,732)
Total	$—	$—	$820,000	$(1,732)	$820,000	$(1,732)

ProFund VP Financials
Common Stocks	$40,125,869	$—	$—	$—	$40,125,869	$—
Repurchase Agreements	—	—	67,000	—	67,000	—
Total	$40,125,869	$—	$67,000	$—	$40,192,869	$—

ProFund VP Government Money Market
U.S. Treasury Obligations	$—	$—	$43,846,871	$—	$43,846,871	$—
Repurchase Agreements	—	—	155,747,000	—	155,747,000	—
Total	$—	$—	$199,593,871	$—	$199,593,871	$—

ProFund VP Health Care
Common Stocks	$58,550,575	$—	$—	$—	$58,550,575	$—
Repurchase Agreements	—	—	147,000	—	147,000	—
Total	$58,550,575	$—	$147,000	$—	$58,697,575	$—

ProFund VP Industrials
Common Stocks	$18,477,655	$—	$—	$—	$18,477,655	$—
Total	$18,477,655	$—	$—	$—	$18,477,655	$—

ProFund VP International
Repurchase Agreements	$—	$—	$7,266,000	$—	$7,266,000	$—
Swap Agreements	—	—	—	(62,445)	—	(62,445)
Total	$—	$—	$7,266,000	$(62,445)	$7,266,000	$(62,445)

: : Notes to Schedules of Portfolio Investments : : September 30, 2018 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Internet
Common Stocks	$30,058,455	$—	$—	$—	$30,058,455	$—
Total	$30,058,455	$—	$—	$—	$30,058,455	$—

ProFund VP Japan
Repurchase Agreements	$—	$—	$10,560,000	$—	$10,560,000	$—
Futures Contracts	—	681,862	—	—	—	681,862
Total	$—	$681,862	$10,560,000	$—	$10,560,000	$681,862

ProFund VP Large-Cap Growth
Common Stocks	$35,795,536	$—	$—	$—	$35,795,536	$—
Repurchase Agreements	—	—	191,000	—	191,000	—
Total	$35,795,536	$—	$191,000	$—	$35,986,536	$—

ProFund VP Large-Cap Value
Common Stocks	$16,295,943	$—	$—	$—	$16,295,943	$—
Total	$16,295,943	$—	$—	$—	$16,295,943	$—

ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$9,756,000	$—	$9,756,000	$—
Futures Contracts	—	(36,910)	—	—	—	(36,910)
Swap Agreements	—	—	—	19,479	—	19,479
Total	$—	$(36,910)	$9,756,000	$19,479	$9,756,000	$(17,431)

ProFund VP Mid-Cap Growth
Common Stocks	$25,447,855	$—	$—	$—	$25,447,855	$—
Repurchase Agreements	—	—	54,000	—	54,000	—
Total	$25,447,855	$—	$54,000	$—	$25,501,855	$—

ProFund VP Mid-Cap Value
Common Stocks	$15,287,882	$—	$—	$—	$15,287,882	$—
Repurchase Agreements	—	—	39,000	—	39,000	—
Total	$15,287,882	$—	$39,000	$—	$15,326,882	$—

ProFund VP Nasdaq-100
Common Stocks	$54,914,018	$—	$—	$—	$54,914,018	$—
Repurchase Agreements	—	—	29,581,000	—	29,581,000	—
Futures Contracts	—	228,040	—	—	—	228,040
Swap Agreements	—	—	—	(5,862)	—	(5,862)
Total	$54,914,018	$228,040	$29,581,000	$(5,862)	$84,495,018	$222,178

ProFund VP Oil & Gas
Common Stocks	$38,320,562	$—	$—	$—	$38,320,562	$—
Repurchase Agreements	—	—	361,000	—	361,000	—
Total	$38,320,562	$—	$361,000	$—	$38,681,562	$—

ProFund VP Pharmaceuticals
Common Stocks	$19,914,708	$—	$—	$—	$19,914,708	$—
Repurchase Agreements	—	—	56,000	—	56,000	—
Total	$19,914,708	$—	$56,000	$—	$19,970,708	$—

ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$16,863,000	$—	$16,863,000	$—
Swap Agreements	—	—	—	(217,192)	—	(217,192)
Total	$—	$—	$16,863,000	$(217,192)	$16,863,000	$(217,192)

ProFund VP Real Estate
Common Stocks	$10,436,334	$—	$—	$—	$10,436,334	$—
Total	$10,436,334	$—	$—	$—	$10,436,334	$—

ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$9,225,000	$—	$9,225,000	$—
Swap Agreements	—	—	—	139,424	—	139,424
Total	$—	$—	$9,225,000	$139,424	$9,225,000	$139,424

ProFund VP Semiconductor
Common Stocks	$6,768,073	$—	$—	$—	$6,768,073	$—
Swap Agreements	—	—	—	(288)	—	(288)
Total	$6,768,073	$—	$—	$(288)	$6,768,073	$(288)

September 30, 2018 (unaudited) : : Notes to Schedules of Portfolio Investments : :

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$13,000	$—	$13,000	$—
Swap Agreements	—	—	—	(8)	—	(8)
Total	$—	$—	$13,000	$(8)	$13,000	$(8)

ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$2,754,000	$—	$2,754,000	$—
Swap Agreements	—	—	—	10,478	—	10,478
Total	$—	$—	$2,754,000	$10,478	$2,754,000	$10,478

ProFund VP Short International
Repurchase Agreements	$—	$—	$707,000	$—	$707,000	$—
Swap Agreements	—	—	—	6,043	—	6,043
Total	$—	$—	$707,000	$6,043	$707,000	$6,043

ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$132,000	$—	$132,000	$—
Swap Agreements	—	—	—	(461)	—	(461)
Total	$—	$—	$132,000	$(461)	$132,000	$(461)

ProFund VP Short Nasdaq-100
Repurchase Agreements	$—	$—	$2,352,000	$—	$2,352,000	$—
Futures Contracts	—	(11,468)	—	—	—	(11,468)
Swap Agreements	—	—	—	550	—	550
Total	$—	$(11,468)	$2,352,000	$550	$2,352,000	$(10,918)

ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$1,983,000	$—	$1,983,000	$—
Futures Contracts	—	2,046	—	—	—	2,046
Swap Agreements	—	—	—	(6,546)	—	(6,546)
Total	$—	$2,046	$1,983,000	$(6,546)	$1,983,000	$(4,500)

ProFund VP Small-Cap
Common Stocks	$5,866,523	$—	$—	$—	$5,866,523	$—
Contingent Right	—	—	200	—	200	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	13,732,000	—	13,732,000	—
Futures Contracts	—	(20,538)	—	—	—	(20,538)
Swap Agreements	—	—	—	43,376	—	43,376
Total	$5,866,523	$(20,538)	$13,732,200	$43,376	$19,598,723	$22,838

ProFund VP Small-Cap Growth
Common Stocks	$31,075,835	$—	$—	$—	$31,075,835	$—
Repurchase Agreements	—	—	23,000	—	23,000	—
Total	$31,075,835	$—	$23,000	$—	$31,098,835	$—

ProFund VP Small-Cap Value
Common Stocks	$32,335,469	$—	$—	$—	$32,335,469	$—
Contingent Right	—	—	4,462	—	4,462	—
Repurchase Agreements	—	—	194,000	—	194,000	—
Total	$32,335,469	$—	$198,462	$—	$32,533,931	$—

ProFund VP Technology
Common Stocks	$36,506,920	$—	$—	$—	$36,506,920	$—
Swap Agreements	—	—	—	(84)	—	(84)
Total	$36,506,920	$—	$—	$(84)	$36,506,920	$(84)

ProFund VP Telecommunications
Common Stocks	$6,653,310	$—	$—	$—	$6,653,310	$—
Repurchase Agreements	—	—	69,000	—	69,000	—
Total	$6,653,310	$—	$69,000	$—	$6,722,310	$—

ProFund VP U.S. Government Plus
U.S. Treasury Obligation	$—	$—	$6,869,461	$—	$6,869,461	$—
Repurchase Agreements	—	—	11,864,000	—	11,864,000	—
Swap Agreements	—	—	—	(206,275)	—	(206,275)
Total	$—	$—	$18,733,461	$(206,275)	$18,733,461	$(206,275)

: : Notes to Schedules of Portfolio Investments : : September 30, 2018 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP UltraBull
Common Stocks	$44,453,382	$—	$—	$—	$44,453,382	$—
Repurchase Agreements	—	—	3,931,000	—	3,931,000	—
Futures Contracts	—	(14,881)	—	—	—	(14,881)
Swap Agreements	—	—	—	(7,231)	—	(7,231)
Total	$44,453,382	$(14,881)	$3,931,000	$(7,231)	$48,384,382	$(22,112)

ProFund VP UltraMid-Cap
Common Stocks	$23,163,530	$—	$—	$—	$23,163,530	$—
Repurchase Agreements	—	—	8,063,000	—	8,063,000	—
Futures Contracts	—	(35,152)	—	—	—	(35,152)
Swap Agreements	—	—	—	107,308	—	107,308
Total	$23,163,530	$(35,152)	$8,063,000	$107,308	$31,226,530	$72,156

ProFund VP UltraNasdaq-100
Common Stocks	$89,692,895	$—	$—	$—	$89,692,895	$—
Repurchase Agreements	—	—	20,490,000	—	20,490,000	—
Futures Contracts	—	510,240	—	—	—	510,240
Swap Agreements	—	—	—	(40,267)	—	(40,267)
Total	$89,692,895	$510,240	$20,490,000	$(40,267)	$110,182,895	$469,973

ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$6,000	$—	$6,000	$—
Swap Agreements	—	—	—	(8)	—	(8)
Total	$—	$—	$6,000	$(8)	$6,000	$(8)

ProFund VP UltraShort Nasdaq-100
Repurchase Agreements	$—	$—	$9,256,000	$—	$9,256,000	$—
Swap Agreements	—	—	—	3,739	—	3,739
Total	$—	$—	$9,256,000	$3,739	$9,256,000	$3,739

ProFund VP UltraSmall-Cap
Common Stocks	$8,682,457	$—	$—	$—	$8,682,457	$—
Contingent Right	—	—	296	—	296	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	19,410,000	—	19,410,000	—
Futures Contracts	—	(47,237)	—	—	—	(47,237)
Swap Agreements	—	—	—	144,404	—	144,404
Total	$8,682,457	$(47,237)	$19,410,296	$144,404	$28,092,753	$97,167

ProFund VP Utilities
Common Stocks	$29,710,414	$—	$—	$—	$29,710,414	$—
Repurchase Agreements	—	—	92,000	—	92,000	—
Total	$29,710,414	$—	$92,000	$—	$29,802,414	$—

^     Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward currency contracts, and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

* Ferroglobe Representation and Warranty Insurance trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

Risks Associated with the Use of Derivatives

Certain ProFunds VP may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund VP to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). These risks include counterparty risk, liquidity risk and increased correlation risk. When the ProFund VP uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., securities in the Index) and the derivative, which may prevent the ProFund VP from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the ProFund VP to losses in excess of those amounts initially invested.

September 30, 2018 (unaudited) : : Notes to Schedules of Portfolio Investments : :

Certain ProFunds VP may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the ProFund VP invests in swaps that use an ETF as the reference asset, the ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the ProFund VP only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund VP’s net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund VP may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund VP’s return.

Compounding Risk

Certain ProFunds VP are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day. These Geared Funds are subject to all of the correlation risks described below. In addition, because these ProFunds VP have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund VP objective, as applicable, before accounting for fees and ProFund VP expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds VP that utilize leverage include either multipliers of 2x or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in the ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual industry that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund VP will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective, and the percentage change of the ProFund VP’s net asset value (“NAV”) each day may differ, perhaps significantly, from the percentage change of the ProFund VP’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

A number of other factors may adversely affect a ProFund VP’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities not included in the benchmark or in financial instruments. Each ProFund VP may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund VP’s correlation with its benchmark. A ProFund VP may also be subject to large movements of assets into

: : Notes to Schedules of Portfolio Investments : : September 30, 2018 (unaudited)

and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund VP’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund VP. Each ProFund VP (other than the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Government Money Market) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund VP and may hinder a ProFund VP’s ability to meet its investment objective on or around that day.

Counterparty Risk

A ProFund VP will invest in financial instruments involving third parties (i.e., counterparties). The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds VP. Each ProFund VP generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund VP may decline. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund VP. For example, a ProFund VP could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund VP if the clearing organization becomes insolvent or otherwise fails to perform its obligations. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Debt Instruments Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds VP are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund VP positively correlated to bond prices.

Index Performance Risk

Certain ProFunds VP will be subject to index performance risk.  There is no guarantee or assurance that the methodology used to create the Index will result in the ProFund VP achieving high, or even positive, returns.  The Index may underperform, and the ProFund VP could lose value, while other indices or measures of market performance increase in value.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor.  Markets for the securities or financial instruments in which a ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S.  For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities.  These situations may prevent a ProFund VP from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

September 30, 2018 (unaudited) : : Notes to Schedules of Portfolio Investments : :

5. Subsequent Events

The ProFunds VP have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these Schedules of Portfolio Investments were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds’ Schedules of Portfolio Investments.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	November 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	November 29, 2018

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	November 23, 2018